UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08629

HARTFORD SERIES FUND, INC.

(Exact name of registrant as specified in charter)

5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Edward P. Macdonald, Esquire

Hartford Funds Management Company, LLC

5 Radnor Corporate Center, Suite 300

100 Matsonford Road

Radnor, PA 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: December 31st

Date of reporting period: March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

TABLE OF CONTENTS

Item 1. Schedule of Investments

Item 2. Controls and Procedures

Item 3. Exhibits

SIGNATURES

Certifications

Item 1. Schedule of Investments.

American Funds Asset Allocation HLS Fund
Schedule of Investments March 31, 2014 (Unaudited) (000’s Omitted)

Shares			Market Value ╪
Investment Companies - 100.0%
2,634	American Funds Insurance Series - Asset Allocation Fund Class 1		$59,746

	Total Investment Companies
	(Cost $47,842)		$59,746

	Total Investments
	(Cost $47,842) ▲	100.0%	$59,746
	Other Assets and Liabilities	—%	(14)
	Total Net Assets	100.0%	$59,732

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2014, the cost of securities for federal income tax purposes was $48,163 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$11,583
Unrealized Depreciation	—
Net Unrealized Appreciation	$11,583

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At March 31, 2014, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$59,746
Total	$59,746

American Funds Blue Chip Income and Growth HLS Fund
Schedule of Investments March 31, 2014 (Unaudited) (000’s Omitted)

Shares			Market Value ╪
Investment Companies - 100.0%
3,198	American Funds Insurance Series - Blue Chip Income and Growth Fund Class 1		$43,110

	Total Investment Companies
	(Cost $31,065)		$43,110

	Total Investments
	(Cost $31,065) ▲	100.0%	$43,110
	Other Assets and Liabilities	—%	(11)
	Total Net Assets	100.0%	$43,099

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2014, the cost of securities for federal income tax purposes was $31,659 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$11,451
Unrealized Depreciation	—
Net Unrealized Appreciation	$11,451

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At March 31, 2014, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$43,110
Total	$43,110

1

American Funds Bond HLS Fund
Schedule of Investments
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
Investment Companies - 100.0%
21,659	American Funds Insurance Series - Bond Fund Class 1		$237,386

	Total Investment Companies
	(Cost $234,490)		$237,386

	Total Investments
	(Cost $234,490) ▲	100.0%	$237,386
	Other Assets and Liabilities	—%	(45)
	Total Net Assets	100.0%	$237,341

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2014, the cost of securities for federal income tax purposes was $235,229 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,157
Unrealized Depreciation	—
Net Unrealized Appreciation	$2,157

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At March 31, 2014, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$237,386
Total	$237,386

American Funds Global Bond HLS Fund

Schedule of Investments
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
Investment Companies - 100.0%
1,402	American Funds Insurance Series - Global Bond Fund Class 1		$17,146

	Total Investment Companies
	(Cost $17,178)		$17,146

	Total Investments
	(Cost $17,178) ▲	100.0%	$17,146
	Other Assets and Liabilities	—%	(7)
	Total Net Assets	100.0%	$17,139

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2014, the cost of securities for federal income tax purposes was $17,189 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$—
Unrealized Depreciation	(43)
Net Unrealized Depreciation	$(43)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At March 31, 2014, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$17,146
Total	$17,146

2

American Funds Global Growth and Income HLS Fund

Schedule of Investments
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
Investment Companies - 100.0%
4,095	American Funds Insurance Series - Global Growth and Income Fund Class 1		$52,413

	Total Investment Companies
	(Cost $35,023)		$52,413

	Total Investments
	(Cost $35,023) ▲	100.0%	$52,413
	Other Assets and Liabilities	—%	(14)
	Total Net Assets	100.0%	$52,399

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2014, the cost of securities for federal income tax purposes was $36,696 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$15,717
Unrealized Depreciation	—
Net Unrealized Appreciation	$15,717

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At March 31, 2014, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$52,413
Total	$52,413

American Funds Global Growth HLS Fund

Schedule of Investments
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
Investment Companies - 100.0%
777	American Funds Insurance Series - Global Growth Fund Class 1		$23,156

	Total Investment Companies
	(Cost $15,731)		$23,156

	Total Investments
	(Cost $15,731) ▲	100.0%	$23,156
	Other Assets and Liabilities	—%	(8)
	Total Net Assets	100.0%	$23,148

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2014, the cost of securities for federal income tax purposes was $16,926 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$6,230
Unrealized Depreciation	—
Net Unrealized Appreciation	$6,230

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At March 31, 2014, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$23,156
Total	$23,156

3

American Funds Global Small Capitalization HLS Fund

Schedule of Investments
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
Investment Companies - 100.0%
2,308	American Funds Insurance Series - Global Small Capitalization Fund Class 1		$61,354

	Total Investment Companies
	(Cost $42,659)		$61,354

	Total Investments
	(Cost $42,659) ▲	100.0%	$61,354
	Other Assets and Liabilities	—%	(18)
	Total Net Assets	100.0%	$61,336

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2014, the cost of securities for federal income tax purposes was $44,693 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$16,661
Unrealized Depreciation	—
Net Unrealized Appreciation	$16,661

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At March 31, 2014, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$61,354
Total	$61,354

American Funds Growth HLS Fund

Schedule of Investments
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
Investment Companies - 100.0%
4,302	American Funds Insurance Series - Growth Fund Class 1		$339,368

	Total Investment Companies
	(Cost $179,985)		$339,368

	Total Investments
	(Cost $179,985) ▲	100.0%	$339,368
	Other Assets and Liabilities	—%	(67)
	Total Net Assets	100.0%	$339,301

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2014, the cost of securities for federal income tax purposes was $189,129 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$150,239
Unrealized Depreciation	—
Net Unrealized Appreciation	$150,239

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At March 31, 2014, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$339,368
Total	$339,368

4

American Funds Growth-Income HLS Fund

Schedule of Investments
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
Investment Companies - 100.0%
3,751	American Funds Insurance Series - Growth-Income Fund Class 1		$192,926

	Total Investment Companies
	(Cost $110,517)		$192,926

	Total Investments
	(Cost $110,517) ▲	100.0%	$192,926
	Other Assets and Liabilities	—%	(36)
	Total Net Assets	100.0%	$192,890

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2014, the cost of securities for federal income tax purposes was $114,387 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$78,539
Unrealized Depreciation	—
Net Unrealized Appreciation	$78,539

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At March 31, 2014, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$192,926
Total	$192,926

American Funds International HLS Fund

Schedule of Investments
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
Investment Companies - 100.0%
10,363	American Funds Insurance Series - International Fund Class 1		$220,414

	Total Investment Companies
	(Cost $162,122)		$220,414

	Total Investments
	(Cost $162,122) ▲	100.0%	$220,414
	Other Assets and Liabilities	—%	(49)
	Total Net Assets	100.0%	$220,365

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2014, the cost of securities for federal income tax purposes was $167,968 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$52,446
Unrealized Depreciation	—
Net Unrealized Appreciation	$52,446

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At March 31, 2014, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$220,414
Total	$220,414

5

American Funds New World HLS Fund

Schedule of Investments
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
Investment Companies - 100.0%
1,327	American Funds Insurance Series - New World Fund Class 1		$33,058

	Total Investment Companies
	(Cost $28,578)		$33,058

	Total Investments
	(Cost $28,578) ▲	100.0%	$33,058
	Other Assets and Liabilities	—%	(12)
	Total Net Assets	100.0%	$33,046

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2014, the cost of securities for federal income tax purposes was $29,123 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$3,935
Unrealized Depreciation	—
Net Unrealized Appreciation	$3,935

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At March 31, 2014, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$33,058
Total	$33,058

6

Hartford Balanced HLS Fund
Schedule of Investments
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 67.7%
	Automobiles and Components - 0.6%
1,180	Ford Motor Co.	$18,405

	Banks - 4.1%
483	BB&T Corp.	19,415
455	PNC Financial Services Group, Inc.	39,613
1,388	Wells Fargo & Co.	69,056
		128,084
	Capital Goods - 4.3%
277	3M Co.	37,575
309	Eaton Corp. plc	23,197
425	Ingersoll-Rand plc	24,327
328	PACCAR, Inc.	22,116
207	United Technologies Corp.	24,138
		131,353
	Consumer Durables and Apparel - 0.6%
154	PVH Corp.	19,264

	Diversified Financials - 6.8%
164	Ameriprise Financial, Inc.	18,024
103	BlackRock, Inc.	32,238
748	Citigroup, Inc.	35,612
137	Goldman Sachs Group, Inc.	22,377
676	Invesco Ltd.	25,017
1,099	JP Morgan Chase & Co.	66,725
472	Santander Consumer USA Holdings, Inc. ●	11,373
		211,366
	Energy - 6.5%
300	Anadarko Petroleum Corp.	25,451
1,017	BG Group plc	18,992
246	Chevron Corp.	29,303
103	EOG Resources, Inc.	20,133
436	Exxon Mobil Corp.	42,591
479	Halliburton Co.	28,233
240	Occidental Petroleum Corp.	22,854
311	Southwestern Energy Co. ●	14,302
		201,859
	Food and Staples Retailing - 1.2%
479	CVS Caremark Corp.	35,822

	Food, Beverage and Tobacco - 3.5%
145	Anheuser-Busch InBev N.V. ADR	15,216
158	Diageo plc ADR	19,722
280	Kraft Foods Group, Inc.	15,687
502	Mondelez International, Inc.	17,351
207	Philip Morris International, Inc.	16,985
542	Unilever N.V. NY Shares ADR	22,284
		107,245
	Health Care Equipment and Services - 2.6%
284	Baxter International, Inc.	20,892
411	Covidien plc	30,285
370	UnitedHealth Group, Inc.	30,304
		81,481
	Insurance - 2.5%
483	American International Group, Inc.	24,136
729	Marsh & McLennan Cos., Inc.	35,945
471	Unum Group	16,633
		76,714
	Materials - 1.9%
536	Dow Chemical Co.	26,056
440	International Paper Co.	20,192
274	Nucor Corp.	13,833
		60,081
	Media - 3.0%
256	CBS Corp. Class B	15,837
533	Comcast Corp. Class A	26,654
504	Thomson Reuters Corp.	17,233
392	Walt Disney Co.	31,360
		91,084
	Pharmaceuticals, Biotechnology and Life Sciences - 9.9%
335	Agilent Technologies, Inc.	18,755
195	Amgen, Inc.	24,064
351	AstraZeneca plc ADR	22,779
517	Bristol-Myers Squibb Co.	26,853
174	Celgene Corp. ●	24,313
271	Gilead Sciences, Inc. ●	19,204
126	Johnson & Johnson	12,336
976	Merck & Co., Inc.	55,394
123	Roche Holding AG	36,869
426	UCB S.A.	34,141
330	Vertex Pharmaceuticals, Inc. ●	23,349
264	Zoetis, Inc.	7,627
		305,684
	Retailing - 3.1%
11,702	Allstar Co. ⌂●†	16,711
46	AutoZone, Inc. ●	24,959
326	Home Depot, Inc.	25,773
278	Nordstrom, Inc.	17,380
163	Tory Burch LLC ⌂●†	11,241
		96,064
	Semiconductors and Semiconductor Equipment - 3.8%
516	Analog Devices, Inc.	27,428
1,237	Intel Corp.	31,927
1,252	Maxim Integrated Products, Inc.	41,457
322	Xilinx, Inc.	17,490
		118,302
	Software and Services - 6.5%
347	Accenture plc	27,625
429	eBay, Inc. ●	23,706
41	Google, Inc. ●	45,561
1,336	Microsoft Corp.	54,748
611	Oracle Corp.	24,984
1,280	Symantec Corp.	25,571
		202,195
	Technology Hardware and Equipment - 4.3%
52	Apple, Inc.	27,975
2,349	Cisco Systems, Inc.	52,645
1,257	EMC Corp.	34,448
226	Qualcomm, Inc.	17,851
		132,919
	Telecommunication Services - 0.4%
247	Verizon Communications, Inc.	11,729

	Transportation - 0.8%
175	FedEx Corp.	23,166

7

Hartford Balanced HLS Fund
Schedule of Investments — (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 67.7% - (continued)
	Utilities - 1.3%
406	NextEra Energy, Inc.	$38,830

	Total Common Stocks
	( Cost $1,443,637)	$2,091,647

Asset and Commercial Mortgage Backed Securities - 0.2%
	Finance and Insurance - 0.2%
	Ally Master Owner Trust
$4,885	1.54%, 09/15/2019	$4,865
	Hilton USA Trust
1,765	2.66%, 11/05/2030 ■	1,769
	New Century Home Equity Loan Trust
8	0.73%, 03/25/2035 Δ	8
		6,642

	Total Asset and Commercial Mortgage Backed Securities
	(Cost $6,656)	$6,642

Corporate Bonds - 12.2%
	Air Transportation - 0.3%
	Continental Airlines, Inc.
$3,560	5.98%, 04/19/2022	$4,041
	Southwest Airlines Co.
2,700	5.75%, 12/15/2016	2,998
2,639	6.15%, 08/01/2022	3,034
		10,073
	Arts, Entertainment and Recreation - 0.9%
	21st Century Fox America
385	4.00%, 10/01/2023	392
	CBS Corp.
3,760	3.38%, 03/01/2022	3,683
	Comcast Corp.
1,360	3.60%, 03/01/2024	1,367
1,740	4.65%, 07/15/2042	1,736
310	4.75%, 03/01/2044	315
4,500	5.90%, 03/15/2016	4,946
	DirecTV Holdings LLC
2,900	4.45%, 04/01/2024	2,908
3,310	6.38%, 03/01/2041	3,598
	Discovery Communications, Inc.
280	3.25%, 04/01/2023	269
325	4.88%, 04/01/2043	317
250	4.95%, 05/15/2042	246
	News America, Inc.
1,275	4.50%, 02/15/2021	1,383
	Time Warner Cable, Inc.
4,120	5.85%, 05/01/2017	4,632
40	5.88%, 11/15/2040	44
395	6.55%, 05/01/2037	459
265	6.75%, 06/15/2039	314
250	7.30%, 07/01/2038	312
	Viacom, Inc.
835	3.88%, 12/15/2021	852
		27,773
	Beverage and Tobacco Product Manufacturing - 0.6%
	Altria Group, Inc.
2,050	4.50%, 05/02/2043	1,883
2,445	4.75%, 05/05/2021	2,668
	Anheuser-Busch InBev Worldwide, Inc.
3,205	7.75%, 01/15/2019	3,970
	BAT International Finance plc
2,775	3.25%, 06/07/2022 ■	2,723
	Coca-Cola Co.
500	3.30%, 09/01/2021	514
	Coca-Cola FEMSA SAB CV
1,176	2.38%, 11/26/2018	1,175
1,300	3.88%, 11/26/2023	1,305
	Diageo Capital plc
1,925	2.63%, 04/29/2023	1,794
	Molson Coors Brewing Co.
60	2.00%, 05/01/2017	61
765	3.50%, 05/01/2022	763
495	5.00%, 05/01/2042	517
	Philip Morris International, Inc.
270	5.65%, 05/16/2018	310
		17,683
	Computer and Electronic Product Manufacturing - 0.1%
	Cisco Systems, Inc.
300	2.13%, 03/01/2019	299
180	2.90%, 03/04/2021	180
	SBA Tower Trust
2,035	4.25%, 04/15/2015 ■Δ	2,103
		2,582
	Couriers and Messengers - 0.1%
	FedEx Corp.
270	2.63%, 08/01/2022	252
405	2.70%, 04/15/2023	375
845	4.90%, 01/15/2034	868
1,435	5.10%, 01/15/2044	1,487
		2,982
	Finance and Insurance - 5.7%
	American Express Centurion Bank
6,350	6.00%, 09/13/2017	7,294
	American International Group, Inc.
925	4.13%, 02/15/2024	945
	Avalonbay Communities, Inc.
760	3.63%, 10/01/2020	782
	Bank of America Corp.
4,500	5.00%, 05/13/2021	4,962
	Barclays Bank plc
1,100	2.50%, 02/20/2019	1,102
800	6.05%, 12/04/2017 ■	896
	BNP Paribas
2,075	2.40%, 12/12/2018	2,075
305	3.25%, 03/03/2023	296
	BP Capital Markets plc
140	3.99%, 09/26/2023	144
2,850	4.75%, 03/10/2019	3,168
	BPCE S.A.
1,865	2.50%, 12/10/2018	1,874
775	5.15%, 07/21/2024 ■	771
	Brandywine Operating Partnership L.P.
2,010	6.00%, 04/01/2016	2,186

8

Hartford Balanced HLS Fund
Schedule of Investments — (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Corporate Bonds - 12.2% - (continued)
	Finance and Insurance - 5.7% - (continued)
	Capital One Bank
$1,655	2.15%, 11/21/2018	$1,642
	Capital One Financial Corp.
2,460	2.15%, 03/23/2015	2,497
	CDP Financial, Inc.
3,475	4.40%, 11/25/2019 ■	3,834
	Citigroup, Inc.
1,000	4.95%, 11/07/2043	1,016
3,000	5.85%, 08/02/2016	3,312
2,700	6.13%, 05/15/2018	3,103
520	8.13%, 07/15/2039	752
	Credit Agricole S.A.
3,950	3.50%, 04/13/2015 ■	4,059
	Discover Financial Services, Inc.
3,620	6.45%, 06/12/2017	4,112
	Eaton Vance Corp.
614	6.50%, 10/02/2017	710
	Everest Reinsurance Holdings, Inc.
4,525	5.40%, 10/15/2014	4,632
	Five Corners Funding TRS
1,440	4.42%, 11/15/2023 ■	1,476
	Ford Motor Credit Co., LLC
2,985	2.38%, 03/12/2019	2,962
	General Electric Capital Corp.
4,300	4.63%, 01/07/2021	4,734
5,000	5.88%, 01/14/2038	5,895
	Goldman Sachs Group, Inc.
3,335	2.38%, 01/22/2018	3,357
2,975	5.63%, 01/15/2017	3,284
1,700	6.15%, 04/01/2018	1,943
2,590	6.25%, 02/01/2041	3,076
	HCP, Inc.
2,030	6.00%, 01/30/2017	2,284
	HSBC Holdings plc
3,010	6.10%, 01/14/2042	3,672
	Huntington National Bank
760	2.20%, 04/01/2019	751
	ING Bank N.V.
5,200	3.75%, 03/07/2017 ■	5,528
	JP Morgan Chase & Co.
2,240	3.25%, 09/23/2022	2,207
2,000	4.95%, 03/25/2020	2,223
6,035	5.13%, 09/15/2014	6,162
1,080	5.40%, 01/06/2042	1,192
	Korea Finance Corp.
965	2.88%, 08/22/2018	989
	Liberty Mutual Group, Inc.
550	4.25%, 06/15/2023 ■	558
	Loews Corp.
835	2.63%, 05/15/2023	766
	Merrill Lynch & Co., Inc.
1,000	6.40%, 08/28/2017	1,148
6,000	6.88%, 04/25/2018	7,076
	MetLife, Inc.
1,210	4.88%, 11/13/2043	1,256
	Morgan Stanley
4,875	2.50%, 01/24/2019	4,862
250	5.63%, 09/23/2019	284
	National City Corp.
4,250	6.88%, 05/15/2019	5,034
	Nordea Bank AB
1,790	3.70%, 11/13/2014 ■	1,825
	Postal Square L.P.
12,311	8.95%, 06/15/2022	15,446
	Prudential Financial, Inc.
3,000	5.50%, 03/15/2016	3,255
	Rabobank Netherlands
3,900	3.20%, 03/11/2015 ■	4,004
	Republic New York Capital I
500	7.75%, 11/15/2026	506
	Southern Capital Corp.
46	5.70%, 06/30/2022 ■	50
	Sovereign Bancorp, Inc.
4,795	8.75%, 05/30/2018	5,718
	Svenska Handelsbanken AB
2,900	4.88%, 06/10/2014 ■	2,925
	U.S. Bancorp
780	3.70%, 01/30/2024	790
	UBS AG Stamford
235	5.88%, 12/20/2017	269
	Wachovia Corp.
1,000	5.75%, 06/15/2017	1,136
	WEA Finance LLC
1,450	7.13%, 04/15/2018 ■	1,723
	Wellpoint, Inc.
421	3.30%, 01/15/2023	404
	Wells Fargo & Co.
10,344	4.48%, 01/16/2024	10,687
		177,621
	Food Manufacturing - 0.4%
	ConAgra Foods, Inc.
265	1.90%, 01/25/2018	263
235	3.20%, 01/25/2023	224
	Kellogg Co.
2,463	4.00%, 12/15/2020	2,576
	Kraft Foods Group, Inc.
555	2.25%, 06/05/2017	569
535	3.50%, 06/06/2022	538
605	5.00%, 06/04/2042	634
	Mondelez International, Inc.
3,800	4.13%, 02/09/2016	4,016
	Wrigley Jr., William Co.
3,900	3.70%, 06/30/2014 ■	3,929
		12,749
	Health Care and Social Assistance - 0.6%
	Amgen, Inc.
3,300	5.15%, 11/15/2041	3,400
	Catholic Health Initiatives
765	2.60%, 08/01/2018	765
	CVS Caremark Corp.
2,350	4.00%, 12/05/2023	2,401
	Eli Lilly & Co.
1,015	4.65%, 06/15/2044	1,045
	Gilead Sciences, Inc.
930	3.70%, 04/01/2024	930

9

Hartford Balanced HLS Fund
Schedule of Investments — (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Corporate Bonds - 12.2% - (continued)
	Health Care and Social Assistance - 0.6% - (continued)
	GlaxoSmithKline Capital, Inc.
$2,370	2.80%, 03/18/2023	$2,273
	Kaiser Foundation Hospitals
326	3.50%, 04/01/2022	321
640	4.88%, 04/01/2042	671
	McKesson Corp.
100	2.85%, 03/15/2023	94
990	3.80%, 03/15/2024	991
	Medtronic, Inc.
310	3.63%, 03/15/2024	311
	Merck & Co., Inc.
1,640	2.80%, 05/18/2023	1,558
630	4.15%, 05/18/2043	604
	Novartis Capital Corp.
2,650	3.40%, 05/06/2024	2,647
	Zoetis, Inc.
150	3.25%, 02/01/2023	145
180	4.70%, 02/01/2043	178
		18,334
	Information - 0.8%
	America Movil S.A.B. de C.V.
635	3.13%, 07/16/2022	606
530	4.38%, 07/16/2042	469
	AT&T, Inc.
2,510	6.80%, 05/15/2036	3,009
	Cox Communications, Inc.
1,020	4.50%, 06/30/2043 ■	889
215	4.70%, 12/15/2042 ■	192
	France Telecom S.A.
1,300	4.13%, 09/14/2021	1,347
	Verizon Communications, Inc.
2,415	3.50%, 11/01/2021	2,432
4,795	4.50%, 09/15/2020	5,208
715	4.75%, 11/01/2041	690
3,590	6.40%, 09/15/2033	4,262
4,215	6.55%, 09/15/2043	5,129
		24,233
	Mining - 0.1%
	BHP Billiton Finance USA Ltd.
1,720	3.85%, 09/30/2023	1,762
	Rio Tinto Finance USA Ltd.
1,905	2.25%, 12/14/2018	1,905
		3,667
	Miscellaneous Manufacturing - 0.0%
	United Technologies Corp.
365	3.10%, 06/01/2022	364

	Motor Vehicle and Parts Manufacturing - 0.2%
	Daimler Finance NA LLC
5,600	2.63%, 09/15/2016 ■	5,805

	Other Services - 0.1%
	Illinois Tool Works, Inc.
1,710	3.50%, 03/01/2024	1,704

	Petroleum and Coal Products Manufacturing - 0.6%
	Atmos Energy Corp.
5,875	6.35%, 06/15/2017	6,687
	Chevron Corp.
950	3.19%, 06/24/2023	938
	EnCana Corp.
305	5.90%, 12/01/2017	347
	Gazprom Neft OAO via GPN Capital S.A.
1,100	4.38%, 09/19/2022 ■	976
	Motiva Enterprises LLC
420	5.75%, 01/15/2020 ■	477
	Ras Laffan Liquefied Natural Gas Co., Ltd.
1,200	5.50%, 09/30/2014 ■	1,224
	Schlumberger Investment S.A.
1,625	3.65%, 12/01/2023	1,648
	Shell International Finance B.V.
2,250	4.38%, 03/25/2020	2,470
	Statoil ASA
1,635	2.90%, 11/08/2020	1,649
	Total Capital S.A.
1,375	2.70%, 01/25/2023	1,304
		17,720
	Pipeline Transportation - 0.2%
	Kinder Morgan Energy Partners L.P.
5,000	6.95%, 01/15/2038	5,988

	Professional, Scientific and Technical Services - 0.1%
	IBM Corp.
2,900	3.63%, 02/12/2024	2,924
	Verizon Communications, Inc.
425	3.45%, 03/15/2021	431
		3,355
	Real Estate, Rental and Leasing - 0.1%
	ERAC USA Finance Co.
340	2.75%, 03/15/2017 ■	351
1,800	4.50%, 08/16/2021 ■	1,913
1,500	5.63%, 03/15/2042 ■	1,639
		3,903
	Retail Trade - 0.3%
	Amazon.com, Inc.
1,550	2.50%, 11/29/2022	1,440
	AutoZone, Inc.
900	3.13%, 07/15/2023	844
1,908	3.70%, 04/15/2022	1,914
	Kroger (The) Co.
620	3.30%, 01/15/2021	619
1,065	4.00%, 02/01/2024	1,077
	Lowe's Cos., Inc.
3,400	4.63%, 04/15/2020	3,742
		9,636
	Soap, Cleaning Compound and Toilet Manufacturing - 0.3%
	Procter & Gamble Co.
8,191	9.36%, 01/01/2021	10,234

	Utilities - 0.7%
	Consolidated Edison Co. of NY
4,605	5.30%, 12/01/2016	5,099
	Electricitie De France
2,375	4.88%, 01/22/2044 ■	2,367
2,375	5.63%, 01/22/2024 ■♠	2,394

10

Hartford Balanced HLS Fund
Schedule of Investments — (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Corporate Bonds - 12.2% - (continued)
	Utilities - 0.7% - (continued)
	Indianapolis Power and Light
$3,750	6.60%, 06/01/2037 ■	$4,593
	Pacific Gas & Electric Co.
695	3.85%, 11/15/2023	701
435	5.13%, 11/15/2043	463
	Southern California Edison Co.
4,000	5.55%, 01/15/2037	4,622
		20,239
	Wholesale Trade - 0.0%
	Heineken N.V.
1,330	2.75%, 04/01/2023 ■	1,234
50	4.00%, 10/01/2042 ■	45
		1,279
	Total Corporate Bonds
	(Cost $351,883)	$377,924

Foreign Government Obligations - 0.1%
	Mexico - 0.1%
	United Mexican States
$1,674	3.50%, 01/21/2021	$1,695

	Poland - 0.0%
	Poland (Republic of)
1,400	4.00%, 01/22/2024	1,407

	Total Foreign Government Obligations
	(Cost $3,052)	$3,102

Municipal Bonds - 1.0%
	General Obligations - 0.2%
	California State GO, Taxable,
$1,235	7.55%, 04/01/2039	$1,716
	Chicago, IL, Metropolitan Water Reclamation GO,
685	5.72%, 12/01/2038	787
	Los Angeles, CA, USD GO,
4,300	5.75%, 07/01/2034	5,038
		7,541
	Health Care/Services - 0.1%
	University of California, Regents MedCenter Pooled Rev,
1,935	6.58%, 05/15/2049	2,433

	Higher Education (Univ., Dorms, etc.) - 0.1%
	University of California, Build America Bonds Rev,
1,960	5.77%, 05/15/2043	2,294

	Tax Allocation - 0.1%
	Dallas, TX, Area Rapid Transit Sales Tax Rev,
2,200	6.00%, 12/01/2044	2,715

	Transportation - 0.5%
	Bay Area, CA, Toll Auth Bridge Rev,
3,100	6.26%, 04/01/2049	3,995
	Illinois State Toll Highway Auth, Taxable Rev,
1,875	6.18%, 01/01/2034	2,272
	Maryland State Transportation Auth,
1,350	5.89%, 07/01/2043	1,616
	New York and New Jersey PA, Taxable Rev,
975	5.86%, 12/01/2024	1,167
570	6.04%, 12/01/2029	690
	North Texas Tollway Auth Rev,
3,400	6.72%, 01/01/2049	4,483
		14,223
	Utilities - Combined - 0.0%
	Utility Debt Securitization Auth, New York,
485	3.44%, 12/15/2025	493

	Total Municipal Bonds
	(Cost $24,398)	$29,699

U.S. Government Agencies - 2.8%
	FHLMC - 1.0%
$110	2.29%, 04/01/2029 Δ	$115
50	4.00%, 03/01/2041	51
28,818	4.50%, 10/01/2023 - 01/01/2044	30,762
3	5.00%, 07/01/2028	3
		30,931
	FNMA - 1.5%
13,700	3.50%, 04/15/2044 ☼	13,781
12,000	4.00%, 04/15/2044 ☼	12,473
18,800	4.50%, 04/15/2044 ☼	20,054
119	5.00%, 02/01/2019 - 04/01/2019	127
1	7.00%, 02/01/2029	1
		46,436
	GNMA - 0.3%
272	5.00%, 07/15/2037	299
2,501	6.00%, 06/15/2024 - 06/15/2035	2,821
866	6.50%, 03/15/2026 - 02/15/2035	977
3,766	7.00%, 11/15/2031 - 11/15/2033	4,433
183	7.50%, 09/16/2035	211
738	8.00%, 09/15/2026 - 02/15/2031	808
23	9.00%, 07/20/2016 - 06/15/2022	24
		9,573
	Total U.S. Government Agencies
	(Cost $85,688)	$86,940

U.S. GOVERNMENT SECURITIES - 15.0%
Other Direct Federal Obligations - 0.7%
	Tennessee Valley Authority - 0.7%
$22,300	4.38%, 06/15/2015	$23,371

U.S. Treasury Securities - 14.3%
	U.S. Treasury Bonds - 1.5%
20,211	2.88%, 05/15/2043 ‡	17,640
362	3.13%, 02/15/2043	333
22,000	4.38%, 02/15/2038 □	25,358
1,750	6.00%, 02/15/2026	2,301
		45,632

11

Hartford Balanced HLS Fund
Schedule of Investments — (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
U.S. GOVERNMENT SECURITIES - 15.0% - (continued)
U.S. Treasury Securities - 14.3% - (continued)
	U.S. Treasury Notes - 12.8%
$82,000	0.25%, 09/30/2015 - 11/30/2015 ‡		$81,979
2,150	0.38%, 06/30/2015 - 08/31/2015		2,155
8,300	0.63%, 05/31/2017		8,204
5,343	0.88%, 01/31/2017		5,350
11,800	1.00%, 09/30/2016 - 05/31/2018		11,711
124,800	1.25%, 10/31/2015 - 11/30/2018		126,348
36,835	1.38%, 09/30/2018		36,504
28,700	1.50%, 06/30/2016		29,301
5,300	2.00%, 04/30/2016		5,467
60,500	2.75%, 02/15/2019 - 02/15/2024		61,790
24,575	3.88%, 05/15/2018		27,021
			395,830
			441,462
	Total U.S. Government Securities
	(Cost $452,570)		$464,833

	Total Long-Term Investments
	(Cost $2,367,884)		$3,060,787

Short-Term Investments - 2.1%
Repurchase Agreements - 2.1%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $2,937, collateralized by FNMA 3.50% - 4.00%, 2028 - 2043, value of $2,996)
$2,937	0.08%, 3/31/2014		$2,937
Bank of Montreal TriParty Repurchase Agreement
(maturing on 04/01/2014 in the amount of
$8,499, collateralized by FHLMC 2.50% -
4.50%, 2026 - 2043, FNMA 2.00% - 3.00%,
2027 - 2028, GNMA 3.50%, 2043, U.S.
Treasury Note 0.25% - 1.38%, 2015 - 2018,
	value of $8,669)
8,499	0.10%, 3/31/2014		8,499
Bank of Montreal TriParty Repurchase Agreement
(maturing on 04/01/2014 in the amount of
$11,634, collateralized by U.S. Treasury Bond
2.75% - 11.25%, 2015 - 2043, U.S. Treasury
Note 0.13% - 4.50%, 2014 - 2023, value of
	$11,867)
11,634	0.05%, 3/31/2014		11,634
	Barclays Capital TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $5,675, collateralized by U.S. Treasury Note 0.75% - 2.75%, 2018 - 2023, value of $5,789)
5,675	0.02%, 3/31/2014		5,675
	Barclays Capital TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $1,175, collateralized by U.S. Treasury Note 1.75%, 2023, value of $1,198)
1,175	0.06%, 3/31/2014		1,175
Citigroup Global Markets, Inc. TriParty Repurchase
Agreement (maturing on 04/01/2014 in the
amount of $15,184, collateralized by U.S.
Treasury Bill 0.05% - 0.08%, 2014, U.S.
Treasury Bond 3.13% - 9.88%, 2015 - 2043,
U.S. Treasury Note 0.25% - 2.38%, 2015 -
	2021, value of $15,488)
15,184	0.05%, 3/31/2014		15,184
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $1,251, collateralized by FHLB 0.17%, 2014, FHLMC 1.55%, 2018, value of $1,276)
1,251	0.12%, 3/31/2014		1,251
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $168, collateralized by U.S. Treasury Note 1.88%, 2014, value of $171)
168	0.05%, 3/31/2014		168
TD Securities TriParty Repurchase Agreement
(maturing on 04/01/2014 in the amount of
$18,601, collateralized by FHLMC 3.50% -
4.00%, 2026 - 2042, FNMA 1.00% - 5.00%,
2017 - 2044, U.S. Treasury Note 0.75% -
	2.50%, 2017 - 2023, value of $18,973)
18,601	0.08%, 3/31/2014		18,601
	UBS Securities, Inc. Repurchase Agreement (maturing on 04/01/2014 in the amount of $140, collateralized by U.S. Treasury Note 4.50%, 2017, value of $143)
140	0.04%, 3/31/2014		140
			65,264
	Total Short-Term Investments
	(Cost $65,264)		$65,264

	Total Investments
	(Cost $2,433,148) ▲	101.1%	$3,126,051
	Other Assets and Liabilities	(1.1)%	(35,257)
	Total Net Assets	100.0%	$3,090,794

12

Hartford Balanced HLS Fund
Schedule of Investments — (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At March 31, 2014, the cost of securities for federal income tax purposes was $2,446,070 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$704,812
Unrealized Depreciation	(24,831)
Net Unrealized Appreciation	$679,981

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2014, the aggregate value of these securities was $27,952, which represents 0.9% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $46,467 at March 31, 2014.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2014.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2014, the aggregate value of these securities was $62,272, which represents 2.0% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	11,702	Allstar Co.	$5,091
11/2013	163	Tory Burch LLC	12,794

At March 31, 2014, the aggregate value of these securities was $27,952, which represents 0.9% of total net assets.

♠	Perpetual maturity security. Maturity date shown is the next call date.

□	This security, or a portion of this security, is pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts held at March 31, 2014, as listed in the table below:

Futures Contracts Outstanding at March 31, 2014

	Number of	Expiration	Notional	Market	Unrealized Appreciation/ (Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset	Liability	Asset	Liability
Short position contracts:
U.S. Treasury 10-Year Note Future	119	06/19/2014	$14,657	$14,697	$–	$(40)	$–	$(44)

* The number of contracts does not omit 000's.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

13

Hartford Balanced HLS Fund
Schedule of Investments — (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Municipal Bond Abbreviations:
GO	General Obligation
PA	Port Authority
Rev	Revenue
USD	United School District

Other Abbreviations:
ADR	American Depositary Receipt
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Investment Valuation Hierarchy Level Summary
March 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$6,642	$–	$6,634	$8
Common Stocks ‡	2,091,647	1,973,693	90,002	27,952
Corporate Bonds	377,924	–	355,353	22,571
Foreign Government Obligations	3,102	–	3,102	–
Municipal Bonds	29,699	–	29,699	–
U.S. Government Agencies	86,940	–	86,940	–
U.S. Government Securities	464,833	10,573	454,260	–
Short-Term Investments	65,264	–	65,264	–
Total	$3,126,051	$1,984,266	$1,091,254	$50,531
Liabilities:
Futures *	40	40	–	–
Total	$40	$40	$–	$–

♦	For the three-month period ended March 31, 2014, investments valued at $21,767 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).

2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).

3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

14

Hartford Balanced HLS Fund
Schedule of Investments — (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2014
Assets:
Asset & Commercial Mortgage Backed Securities	$8	$—	$—	*	$—	$—	$—	$—	$—	$8
Common Stocks	38,005	—	(8,230	)†	—	—	(1,824)	—	1	27,952
Corporate Bonds	22,994	—	(335	)‡	(25)	—	(63)	—	—	22,571
Total	$61,007	$—	$(8,565)		$(25)	$—	$(1,887)	$—	$1	$50,531

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at March 31, 2014 rounds to zero.
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at March 31, 2014 was $(8,230).
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at March 31, 2014 was $(335).

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Credit Exposure
as of March 31, 2014
Credit Rating *	Percentage of Net Assets
Aaa / AAA	3.2%
Aa / AA	16.7
A	4.7
Baa / BBB	6.1
Ba / BB	0.1
Not Rated	0.5
Non-Debt Securities and Other Short-Term Instruments	69.8
Other Assets and Liabilities	(1.1)
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service and typically range from AAA/Aaa (highest) to C/D (lowest). If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.

15

Hartford Balanced HLS Fund
Schedule of Investments — (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Diversification by Security Type
as of March 31, 2014
Category	Percentage of Net Assets
Equity Securities
Common Stocks	67.7%
Total	67.7%
Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	0.2%
Corporate Bonds	12.2
Foreign Government Obligations	0.1
Municipal Bonds	1.0
U.S. Government Agencies	2.8
U.S. Government Securities	15.0
Total	31.3%
Short-Term Investments	2.1%
Other Assets and Liabilities	(1.1)
Total	100.0%

16

Hartford Capital Appreciation HLS Fund
Schedule of Investments
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 95.7%
	Automobiles and Components - 2.8%
2,830	Brilliance China Automotive Holdings, Ltd.	$4,329
414	Dana Holding Corp.	9,625
371	Fiat S.p.A.	4,328
4,381	Ford Motor Co.	68,347
197	General Motors Co.	6,771
1,570	Goodyear (The) Tire & Rubber Co.	41,015
239	Harley-Davidson, Inc.	15,897
45	Hyundai Motor Co., Ltd.	10,711
2,128	Isuzu Motors Ltd.	12,218
70	Tenneco Automotive, Inc. ●	4,055
549	TRW Automotive Holdings Corp. ●	44,775
		222,071
	Banks - 4.7%
2,299	Banco Bilbao Vizcaya Argentaria S.A.	27,647
2,299	Banco Bilbao Vizcaya Argentaria S.A. - Rights	539
104	BNP Paribas	7,991
290	Erste Group Bank AG	9,928
1,996	Grupo Financiero Banorte S.A.B. de C.V.	13,498
538	ICICI Bank Ltd.	11,258
1,381	Kasikornbank PCL	7,602
9,249	Mitsubishi UFJ Financial Group, Inc.	50,934
71	Ocwen Financial Corp. ●	2,798
1,061	PNC Financial Services Group, Inc.	92,349
45	Sberbank of Russia ADR	441
183	Societe Generale Class A	11,294
2,711	Standard Chartered plc	56,682
1,427	Wells Fargo & Co.	70,971
		363,932
	Capital Goods - 8.2%
61	3M Co.	8,217
35	Acuity Brands, Inc.	4,661
264	AGCO Corp.	14,557
188	AMETEK, Inc.	9,690
211	Armstrong World Industries, Inc. ●	11,216
159	Assa Abloy Ab	8,495
269	Belden, Inc.	18,741
3,172	Capstone Turbine Corp. ●	6,757
91	Cummins, Inc.	13,543
137	DigitalGlobe, Inc. ●	3,988
292	Eaton Corp. plc	21,957
158	Emerson Electric Co.	10,549
144	Flowserve Corp.	11,283
470	HD Supply Holdings, Inc. ●	12,281
531	KBR, Inc.	14,154
126	Lockheed Martin Corp.	20,648
330	Nidec Corp.	20,247
166	Northrop Grumman Corp.	20,447
524	Okuma Corp.	4,224
823	Owens Corning, Inc.	35,514
62	Pall Corp.	5,558
178	Parker-Hannifin Corp.	21,324
197	Polypore International, Inc. ●	6,733
641	Raytheon Co.	63,305
1,547	Rexel S.A.	40,593
2,131	Rolls-Royce Holdings plc	38,155
651	Safran S.A.	45,119
141	Schneider Electric S.A.	12,469
89	Siemens AG	12,029
73	Siemens AG ADR	9,892
12	SMC Corp. of America	3,190
90	Teledyne Technologies, Inc. ●	8,736
296	Textron, Inc.	11,611
101	TransDigm Group, Inc.	18,794
231	United Technologies Corp.	26,988
38	W.W. Grainger, Inc.	9,558
97	Wabtec Corp.	7,524
302	WESCO International, Inc. ●	25,173
122	Westport Innovations, Inc. ●	1,764
		639,684
	Commercial and Professional Services - 0.9%
190	ADT (The) Corp.	5,683
109	Clean Harbors, Inc. ●	5,980
252	Edenred	7,915
332	Enernoc, Inc. ●	7,403
118	Equifax, Inc. ●	8,055
469	Herman Miller, Inc.	15,053
43	IHS, Inc. ●	5,250
370	Knoll, Inc.	6,730
68	Manpowergroup, Inc.	5,321
		67,390
	Consumer Durables and Apparel - 2.4%
57	Cloudera, Inc. ⌂●†	743
731	D.R. Horton, Inc.	15,835
315	Electrolux AB Series B	6,891
101	Fossil Group, Inc. ●	11,818
209	Kate Spade & Co. ●	7,736
291	Lennar Corp.	11,516
161	Lululemon Athletica, Inc. ●	8,482
858	Mattel, Inc.	34,408
128	One Kings Lane, Inc. ⌂●†	1,775
2,481	Pulte Group, Inc.	47,612
220	PVH Corp.	27,469
180	Vera Bradley, Inc. ●	4,859
50	Whirlpool Corp.	7,508
		186,652
	Consumer Services - 2.4%
357	American Public Education, Inc. ●	12,531
211	Bloomin' Brands, Inc. ●	5,087
36	Buffalo Wild Wings, Inc. ●	5,295
494	Compass Group plc	7,540
308	Grand Canyon Education, Inc. ●	14,388
238	ITT Educational Services, Inc. ●	6,821
73	Life Time Fitness, Inc. ●	3,501
400	McDonald's Corp.	39,261
120	Melco PBL Entertainment Ltd. ADR ●	4,623
857	MGM China Holdings Ltd.	3,029
104	Outerwall, Inc. ●	7,531
40	Panera Bread Co. Class A ●	7,147
173	Tim Hortons, Inc.	9,584
717	Wyndham Worldwide Corp.	52,502
1,443	Wynn Macau Ltd.	6,005
		184,845
	Diversified Financials - 5.7%
195	Ameriprise Financial, Inc.	21,503
196	Artisan Partners Asset Management, Inc.	12,597
261	Banca Generali S.p.A.	8,634

17

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 95.7% - (continued)
	Diversified Financials - 5.7% - (continued)
967	Bank of America Corp.	$16,633
204	BlackRock, Inc.	64,240
971	Citigroup, Inc.	46,220
412	Credit Suisse Group AG	13,351
25	IntercontinentalExchange Group, Inc.	4,926
206	Japan Exchange Group, Inc.	5,038
2,266	JP Morgan Chase & Co.	137,575
912	Julius Baer Group Ltd.	40,507
64	LPL Financial Holdings, Inc.	3,359
722	Nomura Holdings, Inc.	4,631
136	Northern Trust Corp.	8,890
640	ORIX Corp.	9,024
22	Partners Group	6,171
357	Platform Specialty Products Corp. ●	6,797
75	Solar Cayman Ltd. ⌂■●†	5
535	UBS AG ADR	11,083
237	Waddell & Reed Financial, Inc. Class A	17,448
319	Wisdomtree Investment, Inc. ●	4,187
		442,819
	Energy - 7.5%
333	Anadarko Petroleum Corp.	28,227
266	Atwood Oceanics, Inc. ●	13,420
97	Baker Hughes, Inc.	6,333
2,425	BG Group plc	45,264
1,219	BP plc	9,791
173	Cabot Oil & Gas Corp.	5,868
651	Cameco Corp.	14,918
156	Cameron International Corp. ●	9,622
449	Canadian Natural Resources Ltd. ADR	17,221
114	Chevron Corp.	13,609
36,936	China Petroleum & Chemical Corp. Class H	33,038
1,850	Cobalt International Energy, Inc. ●	33,899
169	Continental Resources, Inc. ●	21,031
67	Energen Corp.	5,447
212	Exxon Mobil Corp.	20,740
707	Halliburton Co.	41,657
127	HollyFrontier Corp.	6,019
3,277	Karoon Gas Australia Ltd. ●	7,777
1,004	McDermott International, Inc. ●	7,851
211	National Oilwell Varco, Inc.	16,406
77	Occidental Petroleum Corp.	7,357
2,964	Petroleo Brasileiro S.A. ADR	41,106
332	Pioneer Natural Resources Co.	62,157
312	QEP Resources, Inc.	9,180
81	Range Resources Corp.	6,712
487	Southwestern Energy Co. ●	22,386
186	Statoil ASA	5,249
339	Suncor Energy, Inc.	11,863
310	Superior Energy Services, Inc.	9,527
1,295	Trican Well Service Ltd.	16,382
161	Valero Energy Corp.	8,531
146	Whiting Petroleum Corp. ●	10,148
554	YPF Sociedad Anonima ADR	17,277
		586,013
	Food and Staples Retailing - 1.4%
1,180	CVS Caremark Corp.	88,342
135	Sprouts Farmers Markets, Inc. ●	4,860
205	Wal-Mart Stores, Inc.	15,645
97	Whole Foods Market, Inc.	4,932
		113,779
	Food, Beverage and Tobacco - 4.1%
577	Anheuser-Busch InBev N.V.	60,762
320	Anheuser-Busch InBev N.V. ADR	33,748
186	British American Tobacco plc	10,357
46	Bunge Ltd. Finance Corp.	3,642
915	Diageo Capital plc	28,434
66	Diageo plc ADR	8,223
371	Imperial Tobacco Group plc	14,990
155	Keurig Green Mountain, Inc.	16,395
380	Kraft Foods Group, Inc.	21,320
4,461	LT Group, Inc.	1,738
586	Maple Leaf Foods, Inc.	9,331
102	Molson Coors Brewing Co.	5,989
1,995	Mondelez International, Inc.	68,929
100	Monster Beverage Corp. ●	6,911
74	Philip Morris International, Inc.	6,088
1,461	Treasury Wine Estates Ltd.	4,798
212	Unilever N.V. NY Shares ADR	8,708
229	WhiteWave Foods Co. Class A ●	6,528
		316,891
	Health Care Equipment and Services - 3.9%
1,405	Aetna, Inc.	105,358
382	Cardinal Health, Inc.	26,714
9,019	CareView Communications, Inc. ●†	5,953
134	Catamaran Corp. ●	6,017
413	Covidien plc	30,429
122	Dexcom, Inc. ●	5,060
419	HCA Holdings, Inc. ●	21,971
63	Heartware International, Inc. ●	5,885
492	Medtronic, Inc.	30,251
112	St. Jude Medical, Inc.	7,314
89	Team Health Holdings ●	3,981
333	UnitedHealth Group, Inc.	27,315
160	Universal Health Services, Inc. Class B	13,107
116	Wellpoint, Inc.	11,578
		300,933
	Household and Personal Products - 0.4%
137	Coty, Inc.	2,051
904	Svenska Cellulosa AB Class B	26,634
		28,685
	Insurance - 4.5%
196	ACE Ltd.	19,421
666	Aflac, Inc.	41,977
2,223	AIA Group Ltd.	10,572
2,038	American International Group, Inc.	101,931
693	Assicurazioni Generali S.p.A.	15,443
524	Assured Guaranty Ltd.	13,278
376	Delta Lloyd N.V.	10,436
222	Lincoln National Corp.	11,240
838	Marsh & McLennan Cos., Inc.	41,320
513	MetLife, Inc.	27,080
103	Principal Financial Group, Inc.	4,755
183	Reinsurance Group of America, Inc.	14,596
63	Swiss Re Ltd.	5,866
553	T&D Holdings, Inc.	6,579
129	Tokio Marine Holdings, Inc.	3,873
296	XL Group plc	9,264

18

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 95.7% - (continued)
	Insurance - 4.5% - (continued)
46	Zurich Financial Services AG	$14,146
		351,777
	Materials - 3.6%
86	Air Liquide	11,661
134	Akzo Nobel N.V.	10,898
518	Allied Nevada Gold Corp. ●	2,234
1,026	AuRico Gold, Inc.	4,463
91	Ball Corp.	4,977
1,472	Barrick Gold Corp.	26,253
168	Cabot Corp.	9,906
156	Celanese Corp.	8,643
1,256	Continental Gold Ltd. ●	4,340
207	Dow Chemical Co.	10,062
135	Ecolab, Inc.	14,609
10	Givaudan	14,788
163	International Paper Co.	7,500
2,646	Ivanhoe Mines Ltd. PIPE ●	4,117
1,546	JSR Corp.	28,596
233	Louisiana-Pacific Corp. ●	3,928
80	Methanex Corp. ADR	5,108
49	Monsanto Co.	5,564
395	Norbord, Inc.	10,396
13	OCI Co., Ltd.	2,154
209	Praxair, Inc.	27,316
178	Reliance Steel & Aluminum	12,565
97	Rio Tinto plc ADR	5,393
50	Rock Tenn Co. Class A	5,327
5,475	Turquoise Hill Resources Ltd. ●	18,231
173	Vulcan Materials Co.	11,488
67	Wacker Chemie AG	8,194
		278,711
	Media - 1.9%
182	CBS Corp. Class B	11,268
155	DirecTV ●	11,836
27	DISH Network Corp. ●	1,672
167	DreamWorks Animation SKG, Inc. ●	4,442
30	Harvey Weinstein Co. Holdings Class A-1 ⌂●†∞	—
146	Imax Corp. ●	3,996
2,399	Interpublic Group of Cos., Inc.	41,122
76	Publicis Groupe	6,891
285	Quebecor, Inc.	6,948
21	Time Warner Cable, Inc.	2,853
601	Time Warner, Inc.	39,291
744	WPP plc	15,383
		145,702
	Pharmaceuticals, Biotechnology and Life Sciences - 10.9%
232	Actavis plc ●	47,734
84	Actelion Ltd.	7,972
91	Alkermes plc ●	4,029
350	Almirall S.A.	5,988
287	Amgen, Inc.	35,426
1,197	Arena Pharmaceuticals, Inc. ●	7,541
815	Astellas Pharma, Inc.	9,676
485	AstraZeneca plc	31,466
946	AstraZeneca plc ADR	61,382
30	Biogen Idec, Inc. ●	9,157
1,753	Bristol-Myers Squibb Co.	91,085
185	Celgene Corp. ●	25,859
54	Covance, Inc. ●	5,635
298	Daiichi Sankyo Co., Ltd.	5,023
338	Eli Lilly & Co.	19,895
1,421	Gilead Sciences, Inc. ●	100,693
69	H. Lundbeck A/S	2,117
384	Johnson & Johnson	37,700
133	Medivation, Inc. ●	8,552
2,226	Merck & Co., Inc.	126,395
50	Ono Pharmaceutical Co., Ltd.	4,338
342	Portola Pharmaceuticals, Inc. ●	8,846
40	Regeneron Pharmaceuticals, Inc. ●	12,158
236	Roche Holding AG	71,028
197	Salix Pharmaceuticals Ltd. ●	20,394
576	Teva Pharmaceutical Industries Ltd. ADR	30,431
4,480	TherapeuticsMD, Inc. ●	28,270
222	Vertex Pharmaceuticals, Inc. ●	15,726
322	Zoetis, Inc.	9,319
		843,835
	Real Estate - 0.7%
91	AvalonBay Communities, Inc. REIT	11,926
67	Boston Properties, Inc. REIT	7,704
117	Plum Creek Timber Co., Inc. REIT	4,927
141	Realogy Holdings Corp. ●	6,105
540	Weyerhaeuser Co. REIT	15,846
72	Zillow, Inc. ●	6,302
		52,810
	Retailing - 6.7%
199	Advance Automotive Parts, Inc.	25,116
8,452	Allstar Co. ⌂●†	12,069
27	Amazon.com, Inc. ●	8,921
83	AutoZone, Inc. ●	44,719
83	Bed Bath & Beyond, Inc. ●	5,676
2,041	Best Buy Co., Inc.	53,896
233	Conns, Inc. ●	9,047
94	Dick's Sporting Goods, Inc.	5,123
226	Dollar Tree, Inc. ●	11,812
457	Express, Inc. ●	7,257
437	Francescas Holding Corp. ●	7,929
338	GameStop Corp. Class A	13,904
60	GNC Holdings, Inc.	2,627
3,850	Groupon, Inc. ●	30,181
222	Home Depot, Inc.	17,574
126	HomeAway, Inc. ●	4,739
12,299	Intime Retail Group Co., Ltd.	13,221
1,136	Kingfisher plc	7,984
120	L Brands, Inc.	6,835
94	Liberty Media - Interactive A ●	2,720
869	Lowe's Cos., Inc.	42,499
14	Lumber Liquidators Holdings, Inc. ●	1,333
629	Marks & Spencer Group plc	4,736
22	Netflix, Inc. ●	7,908
1,950	Office Depot, Inc. ●	8,052
175	Pier 1 Imports, Inc.	3,303
486	Rakuten, Inc.	6,495
1	Restoration Hardware Holdings, Inc. ●	97
64	Ross Stores, Inc.	4,576
23	Ryohin Keikaku Co., Ltd.	2,234
47	Signet Jewelers Ltd.	4,947
97	Start Today Co., Ltd.	2,474
43	The Priceline Group, Inc. ●	50,925

19

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 95.7% - (continued)
	Retailing - 6.7% - (continued)
1,073	TJX Cos., Inc.	$65,062
281	Tory Burch LLC ⌂●†	19,315
57	TripAdvisor, Inc. ●	5,133
		520,439
	Semiconductors and Semiconductor Equipment - 5.0%
344	Altera Corp.	12,471
451	Analog Devices, Inc.	23,991
56	First Solar, Inc. ●	3,937
846	Freescale Semiconductor Holdings Ltd. ●	20,660
17,141	GCL-Poly Energy Holdings Ltd.	6,201
1,027	GT Advanced Technologies, Inc. ●	17,511
247	Hynix Semiconductor, Inc.	8,371
409	Infineon Technologies AG	4,884
754	Intel Corp.	19,468
92	Linear Technology Corp.	4,471
969	Maxim Integrated Products, Inc.	32,096
3,619	Micron Technology, Inc. ●	85,634
1,337	NXP Semiconductors N.V. ●	78,634
9	Samsung Electronics Co., Ltd.	10,821
328	Skyworks Solutions, Inc. ●	12,292
1,131	Sumco Corp.	8,766
1,073	SunEdison, Inc. ●	20,209
282	Xilinx, Inc.	15,293
		385,710
	Software and Services - 8.6%
115	21Vianet Group, Inc. ADR ●	3,289
285	Accenture plc	22,710
4,018	Activision Blizzard, Inc.	82,120
215	Akamai Technologies, Inc. ●	12,537
172	Amadeus IT Holding S.A. Class A	7,158
646	Angie's List, Inc. ●	7,867
172	Autodesk, Inc. ●	8,465
177	Automatic Data Processing, Inc.	13,703
291	Booz Allen Hamilton Holding Corp.	6,401
441	Cadence Design Systems, Inc. ●	6,858
81	Capital Gemini S.A.	6,157
171	Check Point Software Technologies Ltd. ADR ●	11,586
332	Cognizant Technology Solutions Corp. ●	16,778
80	Concur Technologies, Inc. ●	7,896
36	Demandware, Inc. ●	2,313
282	DeNa Co., Ltd.	5,090
208	Dropbox, Inc. ⌂●†	3,580
130	Ellie Mae, Inc. ●	3,741
249	Facebook, Inc. ●	14,972
96	Fleetmatics Group Ltd. ●	3,199
138	Global Payments, Inc.	9,799
102	Google, Inc. ●	114,206
47	Heartland Payment Systems, Inc.	1,957
141	IAC/InterActiveCorp.	10,048
2,772	Microsoft Corp.	113,608
137	Open Text Corp.	6,548
1,112	Oracle Corp.	45,512
221	Salesforce.com, Inc. ●	12,613
591	Symantec Corp.	11,796
32	Tableau Software, Inc. ●	2,398
285	Teradata Corp. ●	14,039
45	Tyler Corp. ●	3,789
492	UbiSoft Entertainment S.A. ●	8,803
32	Visa, Inc.	6,988
524	Web.com Group, Inc. ●	17,830
493	Xerox Corp.	5,573
871	Yahoo!, Inc. ●	31,282
19	Yelp, Inc. ●	1,468
		664,677
	Technology Hardware and Equipment - 4.3%
67	Apple, Inc.	36,080
596	CDW Corp. of Delaware	16,354
3,083	Cisco Systems, Inc.	69,096
161	Cognex Corp. ●	5,448
1,103	EMC Corp.	30,226
63	F5 Networks, Inc. ●	6,745
483	Hewlett-Packard Co.	15,631
194	Largan Precision Co., Ltd.	9,236
88	Mobileye N.V. ⌂●†	3,583
198	NetApp, Inc.	7,300
86	Palo Alto Networks, Inc. ●	5,926
4,745	ParkerVision, Inc. ●	22,775
756	Qualcomm, Inc.	59,653
177	SanDisk Corp.	14,382
162	Stratasys Ltd. ●	17,210
268	TE Connectivity Ltd.	16,124
		335,769
	Telecommunication Services - 0.9%
77	DocuSign, Inc. ●†∞	911
335	Hellenic Telecommunications Organization S.A.	5,526
702	Intelsat S.A. ●	13,136
365	KDDI Corp.	21,181
2,000	Portugal Telecom SGPS S.A.	8,513
284	Telenor ASA	6,287
258	Verizon Communications, Inc.	12,283
656	Vodafone Group plc	2,411
		70,248
	Transportation - 3.1%
844	Air Canada-Class A ●	4,220
92	FedEx Corp.	12,196
1,008	Hertz Global Holdings, Inc. ●	26,843
2,734	JetBlue Airways Corp. ●	23,758
218	Kansas City Southern	22,228
79	Norfolk Southern Corp.	7,706
120	Spirit Airlines, Inc. ●	7,116
1,958	United Continental Holdings, Inc. ●	87,371
456	United Parcel Service, Inc. Class B	44,444
89	XPO Logistics, Inc. ●	2,612
		238,494
	Utilities - 1.1%
13,668	China Longyuan Power Group Corp.	13,773
241	Edison International	13,660
461	National Grid plc	6,340
166	NRG Energy, Inc.	5,267
1,632	Snam S.p.A.	9,559
312	UGI Corp.	14,211
731	Xcel Energy, Inc.	22,182
		84,992
	Total Common Stocks
	( Cost $6,292,822)	$7,426,858

20

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Preferred Stocks - 1.0%
	Automobiles and Components - 0.4%
116	Volkswagen AG N.V.		$30,163

	Media - 0.6%
951	ProSieben Sat.1 Media AG		43,627

	Total Preferred Stocks
	(Cost $68,546)		$73,790

Warrants - 0.0%
	Diversified Financials - 0.0%
—	Platform Specialty Products Corp.		$—

	Total Warrants
	(Cost $–)		$—

	Total Long-Term Investments (Cost $6,361,368)		$7,500,648

Short-Term Investments - 3.3%
Repurchase Agreements - 3.3%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $11,486, collateralized by FNMA 3.50% - 4.00%, 2028 - 2043, value of $11,716)
$11,486	0.08%, 3/31/2014		$11,486
Bank of Montreal TriParty Repurchase Agreement
(maturing on 04/01/2014 in the amount of
$33,237, collateralized by FHLMC 2.50% -
4.50%, 2026 - 2043, FNMA 2.00% - 3.00%,
2027 - 2028, GNMA 3.50%, 2043, U.S. Treasury
Note 0.25% - 1.38%, 2015 - 2018, value of
	$33,902)
33,237	0.10%, 3/31/2014		33,237
Bank of Montreal TriParty Repurchase Agreement
(maturing on 04/01/2014 in the amount of
$45,500, collateralized by U.S. Treasury Bond
2.75% - 11.25%, 2015 - 2043, U.S. Treasury
Note 0.13% - 4.50%, 2014 - 2023, value of
	$46,410)
45,500	0.05%, 3/31/2014		45,500
	Barclays Capital TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $22,195, collateralized by U.S. Treasury Note 0.75% - 2.75%, 2018 - 2023, value of $22,639)
22,195	0.02%, 3/31/2014		22,195
	Barclays Capital TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $4,594, collateralized by U.S. Treasury Note 1.75%, 2023, value of $4,686)
4,594	0.06%, 3/31/2014		4,594
Citigroup Global Markets, Inc. TriParty Repurchase
Agreement (maturing on 04/01/2014 in the
amount of $59,383, collateralized by U.S.
Treasury Bill 0.05% - 0.08%, 2014, U.S.
Treasury Bond 3.13% - 9.88%, 2015 - 2043,
U.S. Treasury Note 0.25% - 2.38%, 2015 - 2021,
	value of $60,570)
59,383	0.05%, 3/31/2014		59,383
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $4,894, collateralized by FHLB 0.17%, 2014, FHLMC 1.55%, 2018, value of $4,992)
4,894	0.12%, 3/31/2014		4,894
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $655, collateralized by U.S. Treasury Note 1.88%, 2014, value of $668)
655	0.05%, 3/31/2014		655
TD Securities TriParty Repurchase Agreement
(maturing on 04/01/2014 in the amount of
$72,744, collateralized by FHLMC 3.50% -
4.00%, 2026 - 2042, FNMA 1.00% - 5.00%,
2017 - 2044, U.S. Treasury Note 0.75% - 2.50%,
	2017 - 2023, value of $74,199)
72,744	0.08%, 3/31/2014		72,744
	UBS Securities, Inc. Repurchase Agreement (maturing on 04/01/2014 in the amount of $546, collateralized by U.S. Treasury Note 4.50%, 2017, value of $559)
546	0.04%, 3/31/2014		546
			255,234
	Total Short-Term Investments
	(Cost $255,234)		$255,234

	Total Investments
	(Cost $6,616,602) ▲	100.0%	$7,755,882
	Other Assets and Liabilities	—%	1,429
	Total Net Assets	100.0%	$7,757,311

21

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At March 31, 2014, the cost of securities for federal income tax purposes was $6,676,086 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,290,860
Unrealized Depreciation	(211,064)
Net Unrealized Appreciation	$1,079,796

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2014, the aggregate value of these securities was $47,934, which represents 0.6% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2014, the aggregate value of these securities was $5, which rounds to zero percent of total net assets.

∞	Securities exempt from registration under Regulation D of the Securities Act of 1933, as amended. The Fund may only be able to resell these securities if they are subsequently registered or if an exemption from registration under the federal and state securities laws is available. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2014, the aggregate value of these securities was $911, which rounds to zero percent of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	8,452	Allstar Co.	$3,677
02/2014	57	Cloudera, Inc.	826
05/2012	208	Dropbox, Inc.	1,885
10/2005	30	Harvey Weinstein Co. Holdings Class A-1 - Reg D	27,951
08/2013	88	Mobileye N.V.	3,055
01/2014	128	One Kings Lane, Inc.	1,972
03/2007	75	Solar Cayman Ltd. - 144A	22
11/2013	281	Tory Burch LLC	21,985

At March 31, 2014, the aggregate value of these securities was $41,070, which represents 0.5% of total net assets.

22

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at March 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
CAD	Buy	04/03/2014	BCLY	$756	$756	$–	$–
CAD	Sell	04/02/2014	BCLY	1,046	1,046	–	–
CAD	Sell	04/03/2014	BCLY	2,579	2,578	1	–
CHF	Buy	04/01/2014	BCLY	1,733	1,738	5	–
CHF	Buy	04/03/2014	CBK	1,135	1,135	–	–
CHF	Buy	04/02/2014	MSC	1,580	1,585	5	–
CHF	Sell	04/01/2014	BCLY	135	135	–	–
EUR	Sell	04/02/2014	BCLY	1,574	1,578	–	(4)
EUR	Sell	04/03/2014	BNP	1,053	1,053	–	–
EUR	Sell	04/01/2014	MSC	1,575	1,578	–	(3)
GBP	Buy	04/01/2014	BCLY	3,430	3,440	10	–
GBP	Sell	04/03/2014	BOA	915	915	–	–
JPY	Buy	04/01/2014	BCLY	40	39	–	(1)
JPY	Buy	04/03/2014	BCLY	300	300	–	–
JPY	Buy	12/03/2014	BCLY	12,720	12,515	–	(205)
JPY	Buy	04/02/2014	BOA	1,100	1,090	–	(10)
JPY	Buy	12/03/2014	MSC	8,500	8,403	–	(97)
JPY	Sell	12/03/2014	BCLY	64,735	64,013	722	–
JPY	Sell	12/03/2014	BOA	31,750	31,368	382	–
JPY	Sell	12/03/2014	CBK	31,738	31,368	370	–
JPY	Sell	12/03/2014	DEUT	5,954	6,004	–	(50)
MXN	Sell	04/01/2014	BCLY	138	138	–	–
						$1,495	$(370)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.
MSC	Morgan Stanley

Currency Abbreviations:
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	EURO
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican New Peso

Other Abbreviations:
ADR	American Depositary Receipt
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust

23

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Diversification by Sector
as of March 31, 2014

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	17.2%
Consumer Staples	5.9
Energy	7.5
Financials	15.6
Health Care	14.8
Industrials	12.2
Information Technology	17.9
Materials	3.6
Services	0.9
Utilities	1.1
Total	96.7%
Short-Term Investments	3.3
Other Assets and Liabilities	0.0
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

24

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
March 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles and Components	$222,071	$190,485	$31,586	$–
Banks	363,932	180,596	183,336	–
Capital Goods	639,684	495,756	143,928	–
Commercial and Professional Services	67,390	59,475	7,915	–
Consumer Durables and Apparel	186,652	177,243	6,891	2,518
Consumer Services	184,845	168,271	16,574	–
Diversified Financials	442,819	355,458	87,356	5
Energy	586,013	484,894	101,119	–
Food and Staples Retailing	113,779	113,779	–	–
Food, Beverage and Tobacco	316,891	195,812	121,079	–
Health Care Equipment and Services	300,933	300,933	–	–
Household and Personal Products	28,685	2,051	26,634	–
Insurance	351,777	284,862	66,915	–
Materials	278,711	202,420	76,291	–
Media	145,702	123,428	22,274	–
Pharmaceuticals, Biotechnology and Life Sciences	843,835	706,227	137,608	–
Real Estate	52,810	52,810	–	–
Retailing	520,439	451,911	37,144	31,384
Semiconductors and Semiconductor Equipment	385,710	346,667	39,043	–
Software and Services	664,677	633,889	27,208	3,580
Technology Hardware and Equipment	335,769	322,950	9,236	3,583
Telecommunication Services	70,248	25,419	43,918	911
Transportation	238,494	238,494	–	–
Utilities	84,992	55,320	29,672	–
Total	7,426,858	6,169,150	1,215,727	41,981
Preferred Stocks	73,790	–	73,790	–
Warrants	–	–	–	–
Short-Term Investments	255,234	–	255,234	–
Total	$7,755,882	$6,169,150	$1,544,751	$41,981
Foreign Currency Contracts*	1,495	–	1,495	–
Total	$1,495	$–	$1,495	$–
Liabilities:
Foreign Currency Contracts*	370	–	370	–
Total	$370	$–	$370	$–

♦	For the three-month period ended March 31, 2014, investments valued at $5,601 were transferred from Level 1 to Level 2, and investments valued at $31,886 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

25

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of March 31, 2014
Assets:
Common Stocks	$56,067	$—	$(6,405	)†	$—	$3,809	$(1,318)	$—	$(10,172)	$41,981
Warrants	147	—	—		—	—	—	—	(147)	—
Total	$56,214	$—	$(6,405)		$—	$3,809	$(1,318)	$—	$(10,319)	$41,981

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at March 31, 2014 was $(6,405).

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

26

Hartford Disciplined Equity HLS Fund
Schedule of Investments
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 99.1%
	Banks - 3.6%
807	EverBank Financial Corp.	$15,919
185	PNC Financial Services Group, Inc.	16,055
		31,974
	Capital Goods - 6.1%
163	AMETEK, Inc.	8,390
71	Boeing Co.	8,884
99	Dover Corp.	8,131
119	Illinois Tool Works, Inc.	9,710
161	United Technologies Corp.	18,764
		53,879
	Commercial and Professional Services - 4.0%
161	Equifax, Inc. ●	10,968
154	Quintiles Transnational Holdings ●	7,795
59	Towers Watson & Co.	6,708
166	Verisk Analytics, Inc. ●	9,950
		35,421
	Consumer Durables and Apparel - 2.5%
86	PVH Corp.	10,702
70	Ralph Lauren Corp.	11,284
		21,986
	Consumer Services - 0.9%
99	Starwood Hotels & Resorts, Inc.	7,851

	Diversified Financials - 2.7%
401	JP Morgan Chase & Co.	24,332

	Energy - 5.5%
114	Anadarko Petroleum Corp.	9,641
169	Chevron Corp.	20,125
43	EOG Resources, Inc.	8,421
182	Halliburton Co.	10,731
		48,918
	Food and Staples Retailing - 4.2%
150	Costco Wholesale Corp.	16,763
272	CVS Caremark Corp.	20,348
		37,111
	Food, Beverage and Tobacco - 4.4%
383	Hillshire (The) Brands Co.	14,258
429	Mondelez International, Inc.	14,818
144	Monster Beverage Corp. ●	10,008
		39,084
	Health Care Equipment and Services - 11.5%
163	Covidien plc	12,026
252	Envision Healthcare Holdings ●	8,537
109	McKesson Corp.	19,195
248	MEDNAX, Inc. ●	15,379
215	Omnicare, Inc.	12,817
191	Team Health Holdings ●	8,533
178	UnitedHealth Group, Inc.	14,575
116	Zimmer Holdings, Inc.	10,930
		101,992
	Household and Personal Products - 2.2%
523	Coty, Inc.	7,834
171	Estee Lauder Co., Inc.	11,413
		19,247
	Insurance - 4.2%
175	ACE Ltd.	17,287
191	American International Group, Inc.	9,535
130	Aon plc	10,943
		37,765
	Materials - 2.9%
63	Airgas, Inc.	6,696
201	Crown Holdings, Inc. ●	8,981
50	Sherwin-Williams Co.	9,863
		25,540
	Media - 3.6%
308	Comcast Corp. Special Class A	15,013
227	DirecTV ●	17,354
		32,367
	Pharmaceuticals, Biotechnology and Life Sciences - 11.0%
65	Actavis plc ●	13,479
328	Bristol-Myers Squibb Co.	17,025
340	Eli Lilly & Co.	19,988
25	Forest Laboratories, Inc. ●	2,270
207	Gilead Sciences, Inc. ●	14,647
362	Merck & Co., Inc.	20,525
94	Salix Pharmaceuticals Ltd. ●	9,698
		97,632
	Retailing - 8.1%
37	AutoZone, Inc. ●	19,830
274	Dollar Tree, Inc. ●	14,291
278	Lowe's Cos., Inc.	13,602
160	Ross Stores, Inc.	11,457
213	TJX Cos., Inc.	12,931
		72,111
	Software and Services - 12.6%
154	Accenture plc	12,274
584	Activision Blizzard, Inc.	11,932
217	Automatic Data Processing, Inc.	16,786
520	Genpact Ltd. ●	9,060
20	Google, Inc. ●	22,290
205	Intuit, Inc.	15,909
132	Jack Henry & Associates, Inc.	7,386
120	Mastercard, Inc.	8,960
143	VeriSign, Inc. ●	7,713
		112,310
	Technology Hardware and Equipment - 3.1%
18	Apple, Inc.	9,546
232	Qualcomm, Inc.	18,268
		27,814
	Transportation - 1.5%
142	United Parcel Service, Inc. Class B	13,783

	Utilities - 4.5%
286	American Electric Power Co., Inc.	14,500
171	NextEra Energy, Inc.	16,357
162	Pinnacle West Capital Corp.	8,875
		39,732
	Total Common Stocks
	( Cost $701,268)	$880,849

	Total Long-Term Investments
	(Cost $701,268)	$880,849

1

Hartford Disciplined Equity HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Short-Term Investments - 0.6%
Repurchase Agreements - 0.6%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $229, collateralized by FNMA 3.50% - 4.00%, 2028 - 2043, value of $233)
$229	0.08%, 3/31/2014		$229
Bank of Montreal TriParty Repurchase Agreement
(maturing on 04/01/2014 in the amount of $661,
collateralized by FHLMC 2.50% - 4.50%, 2026 -
2043, FNMA 2.00% - 3.00%, 2027 - 2028,
GNMA 3.50%, 2043, U.S. Treasury Note 0.25%
	- 1.38%, 2015 - 2018, value of $674)
661	0.10%, 3/31/2014		661
Bank of Montreal TriParty Repurchase Agreement
(maturing on 04/01/2014 in the amount of $905,
collateralized by U.S. Treasury Bond 2.75% -
11.25%, 2015 - 2043, U.S. Treasury Note 0.13%
	- 4.50%, 2014 - 2023, value of $923)
905	0.05%, 3/31/2014		905
	Barclays Capital TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $441, collateralized by U.S. Treasury Note 0.75% - 2.75%, 2018 - 2023, value of $450)
441	0.02%, 3/31/2014		441
	Barclays Capital TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $91, collateralized by U.S. Treasury Note 1.75%, 2023, value of $93)
91	0.06%, 3/31/2014		91
Citigroup Global Markets, Inc. TriParty Repurchase
Agreement (maturing on 04/01/2014 in the
amount of $1,181, collateralized by U.S.
Treasury Bill 0.05% - 0.08%, 2014, U.S.
Treasury Bond 3.13% - 9.88%, 2015 - 2043,
U.S. Treasury Note 0.25% - 2.38%, 2015 - 2021,
	value of $1,205)
1,181	0.05%, 3/31/2014		1,181
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $97, collateralized by FHLB 0.17%, 2014, FHLMC 1.55%, 2018, value of $99)
97	0.12%, 3/31/2014		97
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $13, collateralized by U.S. Treasury Note 1.88%, 2014, value of $13)
13	0.05%, 3/31/2014		13
TD Securities TriParty Repurchase Agreement
(maturing on 04/01/2014 in the amount of
$1,447, collateralized by FHLMC 3.50% - 4.00%,
2026 - 2042, FNMA 1.00% - 5.00%, 2017 -
2044, U.S. Treasury Note 0.75% - 2.50%, 2017 -
	2023, value of $1,476)
1,447	0.08%, 3/31/2014		1,447
	UBS Securities, Inc. Repurchase Agreement (maturing on 04/01/2014 in the amount of $11, collateralized by U.S. Treasury Note 4.50%, 2017, value of $11)
11	0.04%, 3/31/2014		11
			5,076
	Total Short-Term Investments
	(Cost $5,076)		$5,076

	Total Investments
	(Cost $706,344) ▲	99.7%	$885,925
	Other Assets and Liabilities	0.3%	2,380
	Total Net Assets	100.0%	$888,305

2

Hartford Disciplined Equity HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2014, the cost of securities for federal income tax purposes was $706,157 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$183,529
Unrealized Depreciation	(3,761)
Net Unrealized Appreciation	$179,768

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Diversification by Sector

as of March 31, 2014

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	15.1%
Consumer Staples	10.8
Energy	5.5
Financials	10.5
Health Care	22.5
Industrials	11.6
Information Technology	15.7
Materials	2.9
Utilities	4.5
Total	99.1%
Short-Term Investments	0.6
Other Assets and Liabilities	0.3
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

3

Hartford Disciplined Equity HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

March 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$880,849	$880,849	$—	$—
Short-Term Investments	5,076	—	5,076	—
Total	$885,925	$880,849	$5,076	$—

♦	For the three-month period ended March 31, 2014, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

4

Hartford Dividend and Growth HLS Fund
Schedule of Investments
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 98.2%
	Automobiles and Components - 1.3%
3,468	Ford Motor Co.	$54,108

	Banks - 8.0%
460	Bank of Nova Scotia	26,689
1,000	PNC Financial Services Group, Inc.	87,004
792	US Bancorp	33,929
3,975	Wells Fargo & Co.	197,722
		345,344
	Capital Goods - 7.0%
81	Boeing Co.	10,142
197	Caterpillar, Inc.	19,549
386	Deere & Co.	35,059
481	Eaton Corp. plc	36,151
191	General Dynamics Corp.	20,761
2,048	General Electric Co.	53,025
496	Honeywell International, Inc.	45,969
81	Lockheed Martin Corp.	13,190
437	Raytheon Co.	43,131
633	Textron, Inc.	24,881
		301,858
	Commercial and Professional Services - 1.0%
630	Equifax, Inc. ●	42,860

	Diversified Financials - 6.8%
350	Ameriprise Financial, Inc.	38,476
1,633	Bank of America Corp.	28,087
191	BlackRock, Inc.	60,141
931	Citigroup, Inc.	44,320
2,013	JP Morgan Chase & Co.	122,213
		293,237
	Energy - 9.9%
662	Anadarko Petroleum Corp.	56,143
916	BP plc ADR	44,074
901	Chevron Corp.	107,108
1,038	Exxon Mobil Corp.	101,355
486	Halliburton Co.	28,594
275	Phillips 66	21,181
426	Schlumberger Ltd.	41,566
669	Suncor Energy, Inc.	23,384
		423,405
	Food and Staples Retailing - 2.6%
1,018	CVS Caremark Corp.	76,171
464	Wal-Mart Stores, Inc.	35,425
		111,596
	Food, Beverage and Tobacco - 3.4%
57	Anheuser-Busch InBev N.V. ADR	5,960
614	Kraft Foods Group, Inc.	34,417
607	Mondelez International, Inc.	20,986
492	Philip Morris International, Inc.	40,284
1,038	Unilever N.V. Class NY ADR	42,674
		144,321
	Health Care Equipment and Services - 4.1%
820	Cardinal Health, Inc.	57,389
1,142	Medtronic, Inc.	70,274
575	UnitedHealth Group, Inc.	47,161
		174,824

	Household and Personal Products - 1.1%
599	Procter & Gamble Co.	48,299

	Insurance - 6.4%
748	ACE Ltd.	74,139
447	Aflac, Inc.	28,166
583	Marsh & McLennan Cos., Inc.	28,736
644	MetLife, Inc.	33,993
777	Principal Financial Group, Inc.	35,740
849	Prudential Financial, Inc.	71,879
		272,653
	Materials - 2.1%
877	Dow Chemical Co.	42,591
719	Goldcorp, Inc.	17,603
686	International Paper Co.	31,478
		91,672
	Media - 4.9%
1,680	Comcast Corp. Class A	84,053
402	Omnicom Group, Inc.	29,176
889	Time Warner, Inc.	58,060
506	Walt Disney Co.	40,529
		211,818
	Pharmaceuticals, Biotechnology and Life Sciences - 13.6%
972	AstraZeneca plc ADR	63,045
914	Bristol-Myers Squibb Co.	47,474
1,255	Eli Lilly & Co.	73,890
1,041	Johnson & Johnson	102,303
2,756	Merck & Co., Inc.	156,465
2,456	Pfizer, Inc.	78,897
534	Teva Pharmaceutical Industries Ltd. ADR	28,235
1,083	Zoetis, Inc.	31,331
		581,640
	Retailing - 1.1%
984	Lowe's Cos., Inc.	48,118

	Semiconductors and Semiconductor Equipment - 3.6%
422	Analog Devices, Inc.	22,436
485	Broadcom Corp. Class A	15,280
2,390	Intel Corp.	61,683
1,137	Texas Instruments, Inc.	53,623
		153,022
	Software and Services - 7.9%
663	Accenture plc	52,819
607	eBay, Inc. ●	33,518
260	IBM Corp.	50,120
2,908	Microsoft Corp.	119,209
743	Oracle Corp.	30,391
1,324	Symantec Corp.	26,440
2,474	Xerox Corp.	27,952
		340,449
	Technology Hardware and Equipment - 3.3%
103	Apple, Inc.	55,365
2,317	Cisco Systems, Inc.	51,915
450	Qualcomm, Inc.	35,512
		142,792
	Telecommunication Services - 2.6%
2,338	Verizon Communications, Inc.	111,227

1

Hartford Dividend and Growth HLS Fund
Schedule of Investments – (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Common Stocks - 98.2% - (continued)
	Transportation - 4.3%
1,154	CSX Corp.		$33,436
1,271	Delta Air Lines, Inc.		44,047
315	FedEx Corp.		41,752
668	United Parcel Service, Inc. Class B		65,009
			184,244
	Utilities - 3.2%
476	Dominion Resources, Inc.		33,806
944	Exelon Corp.		31,668
539	NextEra Energy, Inc.		51,543
577	NRG Energy, Inc.		18,342
			135,359
	Total Common Stocks
	( Cost $2,836,707)		$4,212,846

	Total Long-Term Investments
	(Cost $2,836,707)		$4,212,846

Short-Term Investments - 1.6%
Repurchase Agreements - 1.6%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $3,165, collateralized by FNMA 3.50% - 4.00%, 2028 - 2043, value of $3,228)
$3,165	0.08%, 3/31/2014		$3,165
Bank of Montreal TriParty Repurchase Agreement
(maturing on 04/01/2014 in the amount of
$9,158, collateralized by FHLMC 2.50% -
4.50%, 2026 - 2043, FNMA 2.00% - 3.00%,
2027 - 2028, GNMA 3.50%, 2043, U.S. Treasury
Note 0.25% - 1.38%, 2015 - 2018, value of
	$9,341)
9,158	0.10%, 3/31/2014		9,158
Bank of Montreal TriParty Repurchase Agreement
(maturing on 04/01/2014 in the amount of
$12,537, collateralized by U.S. Treasury Bond
2.75% - 11.25%, 2015 - 2043, U.S. Treasury
Note 0.13% - 4.50%, 2014 - 2023, value of
	$12,788)
12,537	0.05%, 3/31/2014		12,537
	Barclays Capital TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $6,116, collateralized by U.S. Treasury Note 0.75% - 2.75%, 2018 - 2023, value of $6,238)
6,116	0.02%, 3/31/2014		6,116
	Barclays Capital TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $1,266, collateralized by U.S. Treasury Note 1.75%, 2023, value of $1,291)
1,266	0.06%, 3/31/2014		1,266
Citigroup Global Markets, Inc. TriParty Repurchase
Agreement (maturing on 04/01/2014 in the
amount of $16,362, collateralized by U.S.
Treasury Bill 0.05% - 0.08%, 2014, U.S.
Treasury Bond 3.13% - 9.88%, 2015 - 2043,
U.S. Treasury Note 0.25% - 2.38%, 2015 -
	2021, value of $16,690)
16,362	0.05%, 3/31/2014		16,362
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $1,349, collateralized by FHLB 0.17%, 2014, FHLMC 1.55%, 2018, value of $1,375)
1,349	0.12%, 3/31/2014		1,349
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $180, collateralized by U.S. Treasury Note 1.88%, 2014, value of $184)
180	0.05%, 3/31/2014		180
TD Securities TriParty Repurchase Agreement
(maturing on 04/01/2014 in the amount of
$20,044, collateralized by FHLMC 3.50% -
4.00%, 2026 - 2042, FNMA 1.00% - 5.00%,
2017 - 2044, U.S. Treasury Note 0.75% -
	2.50%, 2017 - 2023, value of $20,445)
20,044	0.08%, 3/31/2014		20,044
	UBS Securities, Inc. Repurchase Agreement (maturing on 04/01/2014 in the amount of $150, collateralized by U.S. Treasury Note 4.50%, 2017, value of $154)
150	0.04%, 3/31/2014		150
			70,327
	Total Short-Term Investments
	(Cost $70,327)		$70,327

	Total Investments
	(Cost $2,907,034) ▲	99.8%	$4,283,173
	Other Assets and Liabilities	0.2%	10,143
	Total Net Assets	100.0%	$4,293,316

2

Hartford Dividend and Growth HLS Fund
Schedule of Investments – (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2014, the cost of securities for federal income tax purposes was $2,911,079 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,390,689
Unrealized Depreciation	(18,595)
Net Unrealized Appreciation	$1,372,094

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Diversification by Sector
as of March 31, 2014
Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	7.3%
Consumer Staples	7.1
Energy	9.9
Financials	21.2
Health Care	17.7
Industrials	12.3
Information Technology	14.8
Materials	2.1
Services	2.6
Utilities	3.2
Total	98.2%
Short-Term Investments	1.6
Other Assets and Liabilities	0.2
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

3

Hartford Dividend and Growth HLS Fund
Schedule of Investments – (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
March 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$4,212,846	$4,212,846	$—	$—
Short-Term Investments	70,327	—	70,327	—
Total	$4,283,173	$4,212,846	$70,327	$—

♦	For the three-month period ended March 31, 2014, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

4

Hartford Global Growth HLS Fund
Schedule of Investments
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 97.5%
	Banks - 3.0%
172	Banco Bilbao Vizcaya Argentaria S.A.	$2,071
172	Banco Bilbao Vizcaya Argentaria S.A. - Rights	40
44	BNP Paribas	3,355
74	Erste Group Bank AG	2,525
447	Mitsubishi UFJ Financial Group, Inc.	2,460
25	PNC Financial Services Group, Inc.	2,158
		12,609
	Capital Goods - 6.7%
94	ABB Ltd. ADR	2,432
26	Honeywell International, Inc.	2,410
66	Kone Oyj Class B	2,784
432	Mitsubishi Heavy Industries Ltd.	2,500
20	Parker-Hannifin Corp.	2,357
48	Safran S.A.	3,321
27	Schneider Electric S.A.	2,393
84	SKF AB Class B	2,142
9	SMC Corp. of America	2,432
62	Textron, Inc.	2,452
28	Wabco Holdings, Inc. ●	2,945
		28,168
	Commercial and Professional Services - 0.5%
31	Equifax, Inc. ●	2,104

	Consumer Durables and Apparel - 4.7%
19	Adidas AG	2,041
34	Compagnie Financiere Richemont S.A.	3,246
23	Fossil Group, Inc. ●	2,666
22	Hugo Boss AG	2,975
48	Lululemon Athletica, Inc. ●	2,529
51	Pandora A/S	3,386
144	Pulte Group, Inc.	2,772
		19,615
	Consumer Services - 4.7%
152	Compass Group plc	2,328
141	Galaxy Entertainment Group Ltd. ●	1,229
86	MGM Resorts International ●	2,214
794	Sands China Ltd.	5,957
33	Starbucks Corp.	2,402
32	Whitbread plc	2,205
47	Wyndham Worldwide Corp.	3,437
		19,772
	Diversified Financials - 12.0%
13	Affiliated Managers Group, Inc. ●	2,533
65	American Express Co.	5,846
32	Ameriprise Financial, Inc.	3,543
19	BlackRock, Inc.	5,978
60	Discover Financial Services, Inc.	3,509
62	Franklin Resources, Inc.	3,335
301	Henderson Group plc	1,323
22	IntercontinentalExchange Group, Inc.	4,265
54	JP Morgan Chase & Co.	3,295
112	Julius Baer Group Ltd.	4,967
44	Moody's Corp.	3,491
59	Nasdaq OMX Group, Inc.	2,193
12	Partners Group	3,298
95	SEI Investments Co.	3,176
		50,752
	Energy - 3.1%
95	Cobalt International Energy, Inc. ●	1,749
13	EOG Resources, Inc.	2,552
56	Halliburton Co.	3,297
13	Pioneer Natural Resources Co.	2,395
30	Schlumberger Ltd.	2,931
		12,924
	Food and Staples Retailing - 2.3%
92	CVS Caremark Corp.	6,875
76	Seven & I Holdings Co., Ltd.	2,890
		9,765
	Food, Beverage and Tobacco - 3.0%
38	Anheuser-Busch InBev N.V.	4,042
104	Diageo Capital plc	3,229
27	Keurig Green Mountain, Inc.	2,883
37	Monster Beverage Corp. ●	2,561
		12,715
	Health Care Equipment and Services - 1.7%
32	Aetna, Inc.	2,407
41	Medtronic, Inc.	2,517
24	Zimmer Holdings, Inc.	2,289
		7,213
	Insurance - 4.7%
37	Aflac, Inc.	2,332
667	AIA Group Ltd.	3,172
106	American International Group, Inc.	5,317
267	Ping An Insurance (Group) Co.	2,215
151	Prudential plc	3,207
251	St. James's Place Capital plc	3,455
		19,698
	Materials - 1.8%
187	Cemex S.A.B. de C.V. ADR ●	2,358
29	HeidelbergCement AG	2,517
190	James Hardie Industries plc	2,536
		7,411
	Media - 5.9%
50	Comcast Corp. Class A	2,515
47	DirecTV ●	3,592
126	Interpublic Group of Cos., Inc.	2,163
33	Scripps Networks Interactive Class A	2,520
507	Sirius XM Holdings, Inc. ●	1,622
238	Sky Deutschland AG ●	2,049
174	Twenty-First Century Fox, Inc.	5,555
33	Walt Disney Co.	2,642
106	WPP plc	2,186
		24,844
	Pharmaceuticals, Biotechnology and Life Sciences - 12.8%
27	Actelion Ltd.	2,575
28	Amgen, Inc.	3,401
12	Biogen Idec, Inc. ●	3,821
116	Bristol-Myers Squibb Co.	6,042
43	Celgene Corp. ●	6,026
124	Gilead Sciences, Inc. ●	8,810
57	Merck & Co., Inc.	3,247
52	Mylan, Inc. ●	2,563
10	Regeneron Pharmaceuticals, Inc. ●	3,095
32	Roche Holding AG	9,652
35	UCB S.A.	2,784

1

Hartford Global Growth HLS Fund

Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 97.5% - (continued)
	Pharmaceuticals, Biotechnology and Life Sciences - 12.8% - (continued)
28	Vertex Pharmaceuticals, Inc. ●	$1,993
		54,009
	Real Estate - 0.6%
30	American Tower Corp. REIT	2,467

	Retailing - 4.1%
7	Amazon.com, Inc. ●	2,383
200	Kingfisher plc	1,403
138	Lowe's Cos., Inc.	6,731
6	The Priceline Group, Inc. ●	6,969
		17,486
	Semiconductors and Semiconductor Equipment - 2.9%
49	ASML Holding N.V.	4,524
229	Infineon Technologies AG	2,727
164	MediaTek, Inc.	2,421
101	Micron Technology, Inc. ●	2,387
		12,059
	Software and Services - 14.9%
33	Accenture plc	2,655
139	Activision Blizzard, Inc.	2,844
55	Akamai Technologies, Inc. ●	3,190
11	Alliance Data Systems Corp. ●	3,029
50	Amdocs Ltd.	2,312
46	Automatic Data Processing, Inc.	3,583
109	Cognizant Technology Solutions Corp. ●	5,528
57	Facebook, Inc. ●	3,447
11	Google, Inc. ●	12,110
34	IAC/InterActiveCorp.	2,397
11	LinkedIn Corp. Class A ●	1,997
55	Mastercard, Inc.	4,112
37	Salesforce.com, Inc. ●	2,121
16	Splunk, Inc. ●	1,171
40	Tencent Holdings Ltd.	2,768
77	Vantiv, Inc. ●	2,319
21	Visa, Inc.	4,587
77	Yahoo!, Inc. ●	2,755
		62,925
	Technology Hardware and Equipment - 5.2%
537	AAC Technologies Holdings, Inc.	2,787
415	Hitachi Ltd.	3,071
85	Juniper Networks, Inc. ●	2,193
56	Largan Precision Co., Ltd.	2,662
2,278	Lenovo Group Ltd.	2,520
51	Qualcomm, Inc.	4,023
32	SanDisk Corp.	2,597
143	Telefonaktiebolaget LM Ericsson Class B	1,912
		21,765
	Telecommunication Services - 1.3%
33	SoftBank Corp.	2,456
91	T-Mobile US, Inc.	2,991
		5,447
	Transportation - 1.6%
63	Delta Air Lines, Inc.	2,178
17	FedEx Corp.	2,196
24	Kansas City Southern	2,490
		6,864
	Total Common Stocks
	( Cost $302,670)	$410,612

Preferred Stocks - 1.3%
	Automobiles and Components - 0.6%
10	Volkswagen AG N.V.	$2,559

	Media - 0.7%
64	ProSieben Sat.1 Media AG	2,952

	Total Preferred Stocks
	(Cost $4,547)	$5,511

	Total Long-Term Investments
	(Cost $307,217)	$416,123

Short-Term Investments - 1.0%
Repurchase Agreements - 1.0%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $182, collateralized by FNMA 3.50% - 4.00%, 2028 - 2043, value of $186)
$182	0.08%, 3/31/2014	$182
Bank of Montreal TriParty Repurchase Agreement
(maturing on 04/01/2014 in the amount of $527,
collateralized by FHLMC 2.50% - 4.50%, 2026 -
2043, FNMA 2.00% - 3.00%, 2027 - 2028,
GNMA 3.50%, 2043, U.S. Treasury Note 0.25%
	- 1.38%, 2015 - 2018, value of $537)
527	0.10%, 3/31/2014	527
Bank of Montreal TriParty Repurchase Agreement
(maturing on 04/01/2014 in the amount of $721,
collateralized by U.S. Treasury Bond 2.75% -
11.25%, 2015 - 2043, U.S. Treasury Note 0.13%
	- 4.50%, 2014 - 2023, value of $736)
721	0.05%, 3/31/2014	721
	Barclays Capital TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $352, collateralized by U.S. Treasury Note 0.75% - 2.75%, 2018 - 2023, value of $359)
352	0.02%, 3/31/2014	352
	Barclays Capital TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $73, collateralized by U.S. Treasury Note 1.75%, 2023, value of $74)
73	0.06%, 3/31/2014	73
Citigroup Global Markets, Inc. TriParty Repurchase
Agreement (maturing on 04/01/2014 in the
amount of $941, collateralized by U.S. Treasury
Bill 0.05% - 0.08%, 2014, U.S. Treasury Bond
3.13% - 9.88%, 2015 - 2043, U.S. Treasury Note
	0.25% - 2.38%, 2015 - 2021, value of $960)
941	0.05%, 3/31/2014	941

2

Hartford Global Growth HLS Fund

Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Short-Term Investments - 1.0% - (continued)
Repurchase Agreements - 1.0% - (continued)
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $77, collateralized by FHLB 0.17%, 2014, FHLMC 1.55%, 2018, value of $79)
$77	0.12%, 3/31/2014		$77
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $10, collateralized by U.S. Treasury Note 1.88%, 2014, value of $11)
10	0.05%, 3/31/2014		10
TD Securities TriParty Repurchase Agreement
(maturing on 04/01/2014 in the amount of
$1,153, collateralized by FHLMC 3.50% - 4.00%,
2026 - 2042, FNMA 1.00% - 5.00%, 2017 -
2044, U.S. Treasury Note 0.75% - 2.50%, 2017 -
	2023, value of $1,176)
1,153	0.08%, 3/31/2014		1,153
	UBS Securities, Inc. Repurchase Agreement (maturing on 04/01/2014 in the amount of $9, collateralized by U.S. Treasury Note 4.50%, 2017, value of $9)
9	0.04%, 3/31/2014		9
			4,045
	Total Short-Term Investments
	(Cost $4,045)		$4,045

	Total Investments
	(Cost $311,262) ▲	99.8%	$420,168
	Other Assets and Liabilities	0.2%	647
	Total Net Assets	100.0%	$420,815

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At March 31, 2014, the cost of securities for federal income tax purposes was $312,305 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$111,482
Unrealized Depreciation	(3,619)
Net Unrealized Appreciation	$107,863

●	Non-income producing.

3

Hartford Global Growth HLS Fund

Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at March 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
EUR	Sell	04/01/2014	MSC	$351	$352	$–	$(1)
GBP	Buy	04/03/2014	BOA	150	150	–	–
HKD	Buy	04/01/2014	MSC	222	222	–	–
Total						$–	$(1)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BOA	Banc of America Securities LLC
MSC	Morgan Stanley

Currency Abbreviations:
EUR	EURO
GBP	British Pound
HKD	Hong Kong Dollar

Other Abbreviations:
ADR	American Depositary Receipt
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

Diversification by Country
as of March 31, 2014

Percentage of
Country	Net Assets
Austria	0.6%
Belgium	1.6
Canada	0.6
China	1.8
Denmark	0.8
Finland	0.7
France	2.1
Germany	4.2
Hong Kong	3.1
Ireland	0.6
Japan	3.7
Mexico	0.6
Netherlands	1.1
Spain	0.5
Sweden	1.0
Switzerland	6.2
Taiwan	1.2
United Kingdom	4.6
United States	63.8
Short-Term Investments	1.0
Other Assets and Liabilities	0.2
Total	100.0%

4

Hartford Global Growth HLS Fund

Schedule of Investments – (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

March 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Banks	$12,609	$2,198	$10,411	$–
Capital Goods	28,168	10,164	18,004	–
Commercial and Professional Services	2,104	2,104	–	–
Consumer Durables and Apparel	19,615	7,967	11,648	–
Consumer Services	19,772	8,053	11,719	–
Diversified Financials	50,752	41,164	9,588	–
Energy	12,924	12,924	–	–
Food and Staples Retailing	9,765	6,875	2,890	–
Food, Beverage and Tobacco	12,715	5,444	7,271	–
Health Care Equipment and Services	7,213	7,213	–	–
Insurance	19,698	7,649	12,049	–
Materials	7,411	2,358	5,053	–
Media	24,844	20,609	4,235	–
Pharmaceuticals, Biotechnology and Life Sciences	54,009	38,998	15,011	–
Real Estate	2,467	2,467	–	–
Retailing	17,486	16,083	1,403	–
Semiconductors and Semiconductor Equipment	12,059	2,387	9,672	–
Software and Services	62,925	60,157	2,768	–
Technology Hardware and Equipment	21,765	8,813	12,952	–
Telecommunication Services	5,447	2,991	2,456	–
Transportation	6,864	6,864	–	–
Total	410,612	273,482	137,130	–
Preferred Stocks	5,511	–	5,511	–
Short-Term Investments	4,045	–	4,045	–
Total	$420,168	$273,482	$146,686	$–
Foreign Currency Contracts*	–	–	–	–
Total	$–	$–	$–	$–
Liabilities:
Foreign Currency Contracts*	1	–	1	–
Total	$1	$–	$1	$–

♦	For the three-month period ended March 31, 2014, investments valued at $3,131 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

5

Hartford Global Research HLS Fund
Schedule of Investments
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 96.7%
	Automobiles and Components - 1.6%
3	Bayerische Motoren Werke (BMW) AG	$323
16	Ford Motor Co.	248
3	Harley-Davidson, Inc.	210
28	Nissan Motor Co., Ltd.	249
4	Toyota Motor Corp.	240
		1,270
	Banks - 10.4%
38	Banco ABC Brasil S.A.	211
38	Banco do Estado do Rio Grande do Sul S.A.	215
22	Banco Santander Brasil S.A.	120
31	Bangkok Bank Public Co. NVDR	173
6	BNP Paribas	487
12	BS Financial Group, Inc.	175
7	Canadian Imperial Bank of Commerce	621
2	Citizens & Northern Corp.	30
10	Concentradora Fibra Hotelera	16
21	Credit Agricole S.A.	335
14	DGB Financial Group, Inc.	208
16	DNB ASA	270
6	Erste Group Bank AG	193
7	First National Financial Corp.	148
6	Genworth MI Canada, Inc.	209
1	Gronlandsbanken	78
4	Hana Financial Holdings	129
11	Home Capital Group, Inc.	455
20	HSBC Holdings plc	204
20	Itau Unibanco Banco Multiplo S.A. ADR	300
4	KBC Groep N.V.	222
114	Metropolitan Bank & Trust Co.	197
12	Mizrahi Tefahot Bank Ltd.	160
16	National Bank of Canada	627
3	Shinhan Financial Group Co., Ltd.	145
8	Societe Generale Class A	509
28	Spar Nord Bank A/S ●	310
27	SpareBank 1 SR Bank ASA	279
29	Standard Chartered plc	611
254	Turkiye Sinai Kalkinma Bankasi A.S.	217
13	United Overseas Bank Ltd.	224
11	Zions Bancorporation	350
		8,428
	Capital Goods - 7.4%
1	AGCO Corp.	48
2	Airbus Group N.V.	114
4	AMETEK, Inc.	180
1	Arcam AB ●	33
10	Balfour Beatty plc	51
2	Boeing Co.	197
1	Brenntag AG	178
1	Carlisle Cos., Inc.	40
2	Caterpillar, Inc.	213
4	Colfax Corp. ●	307
5	Compagnie De Saint-Gobain	283
3	Danaher Corp.	252
1	Dover Corp.	88
2	Eaton Corp. plc	156
20	General Electric Co.	522
3	Honeywell International, Inc.	251
3	IDEX Corp.	188
3	Illinois Tool Works, Inc.	228
2	Ingersoll-Rand plc	137
7	KBR, Inc.	183
1	Kone Oyj Class B	57
1	Lockheed Martin Corp.	132
1	Moog, Inc. Class A ●	50
1	Northrop Grumman Corp.	63
2	Orbital Sciences Corp. ●	49
3	Pentair Ltd.	259
—	Precision Castparts Corp.	110
2	Raytheon Co.	151
6	Rexel S.A.	163
8	Rolls-Royce Holdings plc	136
5	Russel Metals, Inc.	126
—	Safran S.A.	13
36	Sinopec Engineering (Group) Co., Ltd. ●	39
1	Textron, Inc.	43
2	United Technologies Corp.	222
2	Vallourec S.A.	105
3	Vinci S.A.	239
2	WESCO International, Inc. ●	130
11	Zumbotel AG	280
		6,016
	Commercial and Professional Services - 0.5%
2	Equifax, Inc. ●	129
2	Huron Consulting Group, Inc. ●	112
1	Nielsen Holdings N.V.	43
2	Quintiles Transnational Holdings ●	121
		405
	Consumer Durables and Apparel - 1.8%
1	Compagnie Financiere Richemont S.A.	114
7	Coway Co., Ltd.	483
2	Kate Spade & Co. ●	83
3	Lululemon Athletica, Inc. ●	166
1	LVMH Moet Hennessy Louis Vuitton S.A.	176
3	PanaHome Corp.	23
1	PVH Corp.	141
1	Ralph Lauren Corp.	140
40	Samsonite International S.A.	123
1	Tempur Sealy International, Inc. ●	46
		1,495
	Consumer Services - 1.3%
1	Churchill Downs, Inc.	61
23	Domino's Pizza Enterprises Ltd.	421
—	Hyatt Hotels Corp. ●	10
12	Mandarin Oriental International Ltd.	21
1	Melia Hotels International S.A.	11
16	MGM China Holdings Ltd.	57
3	Norwegian Cruise Line Holdings Ltd. ●	81
1	Panera Bread Co. Class A ●	109
6	Sands China Ltd.	43
2	Starbucks Corp.	155
—	Starwood Hotels & Resorts, Inc.	32
—	Whitbread plc	32
—	Wyndham Worldwide Corp.	31
		1,064
	Diversified Financials - 3.7%
10	ARA Asset Management	15

1

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 96.7% - (continued)
	Diversified Financials - 3.7% - (continued)
101	Asia Sermkij Leasing plc	$51
16	Atlas Mara Co-Nvest Ltd. ●†	185
3	Avanza Bank Holding AB	100
22	CETIP S.A. - Mercados Organizado	268
47	Challenger Financial Services Group Ltd.	280
8	Citigroup, Inc.	357
10	EFG International AG ●	137
23	ING Groep N.V. ●	333
5	JP Morgan Chase & Co.	277
10	Julius Baer Group Ltd.	436
1	Kennedy Wilson Europe Real Estate plc ●	20
3	Santander Consumer USA Holdings, Inc. ●	65
13	UBS AG	271
37	Uranium Participation Corp. ●	189
		2,984
	Energy - 8.4%
2	Anadarko Petroleum Corp.	145
2	Apache Corp.	153
3	Athlon Energy, Inc. ●	115
2	Baker Hughes, Inc.	124
69	Beach Energy Ltd.	109
26	BG Group plc	492
43	BP plc	345
4	BP plc ADR	206
22	Buru Energy Ltd. ●	27
18	Cairn Energy plc ●	51
1	Calfrac Well Services, Ltd.	39
2	Canadian Natural Resources Ltd. ADR	95
4	Chevron Corp.	450
34	CNOOC Ltd.	52
4	Cobalt International Energy, Inc. ●	80
3	Consol Energy, Inc.	113
1	Dril-Quip, Inc. ●	63
6	Enbridge, Inc.	293
5	EnCana Corp. ADR	98
1	EOG Resources, Inc.	217
3	Exxon Mobil Corp.	264
8	Galp Energia SGPS S.A.	138
3	Halliburton Co.	185
4	Imperial Oil Ltd.	199
11	Karoon Gas Australia Ltd. ●	26
36	Kunlun Energy Co., Ltd.	60
5	MEG Energy Corp. ●	154
1	National Oilwell Varco, Inc.	76
18	Oil Search Ltd.	141
—	Oil States International, Inc. ●	41
19	Ophilr Energy plc ●	76
6	Patterson-UTI Energy, Inc.	195
100	PetroChina Co., Ltd.	109
14	Petroleo Brasileiro S.A. ADR	180
2	Phillips 66	136
1	Pioneer Natural Resources Co.	229
32	Polskie Gornictwo Naftowe I	47
4	Precision Drilling Corp.	44
6	Reliance Industries Ltd.	87
4	Repsol S.A.	99
6	Royal Dutch Shell plc	208
5	Santos Ltd.	63
1	Schlumberger Ltd.	97
3	Southwestern Energy Co. ●	127
—	Technip S.A.	42
2	Tourmaline Oil Corp. ●	77
15	Trican Well Service Ltd.	186
3	Tsakos Energy Navigation Ltd.	24
7	Tullow Oil plc	85
5	Veresen, Inc.	81
13	Western Energy Services Corp.	122
		6,865
	Food and Staples Retailing - 2.0%
7	Carrefour S.A.	254
3	Costco Wholesale Corp.	306
6	CVS Caremark Corp.	438
10	Martin McColl Retail Group Ltd. ●	29
5	Seven & I Holdings Co., Ltd.	197
1	Sprouts Farmers Markets, Inc. ●	22
2	Walgreen Co.	155
7	Woolworths Ltd.	245
		1,646
	Food, Beverage and Tobacco - 7.7%
10	Altria Group, Inc.	387
31	Ambev S.A.	228
5	Anheuser-Busch InBev N.V.	494
8	Asahi Group Holdings Ltd.	221
12	BRF S.A.	246
6	British American Tobacco plc	330
2	Brown-Forman Corp.	219
14	Diageo Capital plc	436
5	Hillshire (The) Brands Co.	178
9	Imperial Tobacco Group plc	346
5	Ingredion, Inc.	330
41	ITC Ltd.	243
3	Kraft Foods Group, Inc.	152
6	Lorillard, Inc.	350
14	Mondelez International, Inc.	488
1	Monster Beverage Corp. ●	103
2	Naturex	214
6	New Britain Palm Oil Ltd.	38
32	Petra Foods Ltd.	94
2	Philip Morris International, Inc.	133
5	SABMiller plc	272
21	Sunopta, Inc. ●	246
112	Treasury Wine Estates Ltd.	368
1	Unilever N.V.	51
2	United Spirits Ltd.	109
		6,276
	Health Care Equipment and Services - 3.1%
2	Abbott Laboratories	69
1	Aetna, Inc.	78
3	Al Noor Hospitals Group	47
7	Boston Scientific Corp. ●	100
1	Cardinal Health, Inc.	77
1	Cie Generale d'Optique Essilor International S.A.	65
1	Community Health Systems, Inc. ●	23
3	Covidien plc	197
3	Envision Healthcare Holdings ●	98
2	Express Scripts Holding Co. ●	178

2

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 96.7% - (continued)
	Health Care Equipment and Services - 3.1% - (continued)
4	HCA Holdings, Inc. ●	$199
1	Hologic, Inc. ●	22
9	M3, Inc.	154
1	McKesson Corp.	259
4	Medtronic, Inc.	222
6	NMC Health plc	53
2	Olympus Corp.	74
24	Phoenix Healthcare Group Co., Ltd. ●	34
6	Smith & Nephew plc	85
1	St. Jude Medical, Inc.	89
1	Stryker Corp.	112
1	Sysmex Corp.	19
2	UnitedHealth Group, Inc.	186
1	Zimmer Holdings, Inc.	104
		2,544
	Household and Personal Products - 1.0%
2	Beiersdorf AG	225
3	Colgate-Palmolive Co.	171
12	Coty, Inc.	187
30	Jyothy Laboratories Ltd.	105
1	Nu Skin Enterprises, Inc. Class A	122
		810
	Insurance - 2.7%
3	Ageas	148
15	AXA S.A.	399
18	Delta Lloyd N.V.	488
58	Discovery Ltd.	466
7	Sony Financial Holdings, Inc.	116
35	Storebrand ASA	202
13	XL Group plc	392
		2,211
	Materials - 4.7%
2	Akzo Nobel N.V.	163
2	Allegheny Technologies, Inc.	82
4	Anglo American plc	95
4	Asahi Kasei Corp.	26
10	AuRico Gold, Inc.	44
5	AZ Electronic Materials S.A.	34
2	Ball Corp.	136
3	Billerud	37
2	Boise Cascade Co. ●	54
1	Cabot Corp.	55
1	Celanese Corp.	59
68	China Shanshui Cement Group	29
4	Constellium N.V. ●	128
2	Crown Holdings, Inc. ●	92
8	Detour Gold Corp. ●	67
4	Dow Chemical Co.	209
7	EcoSynthetix, Inc. ●	16
60	Fosun International	75
11	Graphic Packaging Holding Co. ●	108
2	HeidelbergCement AG	165
128	Huabao International Holdings Ltd.	59
2	International Paper Co.	92
4	JSR Corp.	81
4	Lafarge S.A.	305
1	Lanxess	74
2	Louisiana-Pacific Corp. ●	35
1	LyondellBasell Industries Class A	92
1	MeadWestvaco Corp.	19
2	Methanex Corp. ADR	123
7	Mitsubishi Chemical Holdings	27
447	Mongolian Mining Corp. ●	42
1	Monsanto Co.	168
1	Mosaic Co.	30
14	Nine Dragons Paper Holdings	11
3	Nippon Shokubai Co., Ltd.	34
8	NuFarm Ltd.	28
5	Omnova Solutions, Inc. ●	56
24	Orora Ltd.	30
3	Owens-Illinois, Inc. ●	85
49	Platinum Group Metals Ltd. ●	50
1	Posco ADR	71
5	Rexam plc	37
2	Rio Tinto plc	109
—	Sherwin-Williams Co.	98
1	Shin-Etsu Chemical Co., Ltd.	55
4	Smurfit Kappa Group plc	88
10	Synthomer plc	45
2	Tikkurila Oyj	47
8	Ube Industries Ltd.	15
1	Umicore S.A.	67
1	Westlake Chemical Corp.	37
		3,784
	Media - 4.7%
10	British Sky Broadcasting Group plc	152
1	Charter Communications, Inc. ●	174
5	Comcast Corp. Class A	262
3	Comcast Corp. Special Class A	154
3	CyberAgent, Inc.	96
4	Dentsu, Inc.	136
7	DirecTV ●	504
2	DreamWorks Animation SKG, Inc. ●	64
5	Fuji Media Holdings, Inc.	83
5	Havas S.A.	37
1	Imax Corp. ●	25
6	Interpublic Group of Cos., Inc.	99
1	Liberty Global plc ●	51
1	Liberty Global plc Class C ●	50
18	Megacable Holdings - CPO	72
10	Pandora Media, Inc. ●	300
3	Quebecor, Inc.	65
7	Reed Elsevier Capital, Inc.	113
4	SES Global ●	153
4	SES Global S.A.	156
2	Thomson Reuters Corp.	82
3	Time Warner, Inc.	222
3	TV Asahi Holdings Corp.	47
9	TVA S.A.	49
6	United Business Media Ltd.	66
7	Walt Disney Co.	599
		3,811
	Pharmaceuticals, Biotechnology and Life Sciences - 6.9%
1	Acorda Therapeutics, Inc. ●	36
1	Actavis plc ●	139
1	Actelion Ltd.	48

3

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 96.7% - (continued)
	Pharmaceuticals, Biotechnology and Life Sciences - 6.9% - (continued)
1	Agilent Technologies, Inc.	$54
4	Alkermes plc ●	159
2	Almirall S.A.	42
1	Alnylam Pharmaceuticals, Inc. ●	50
15	Arena Pharmaceuticals, Inc. ●	94
6	Astellas Pharma, Inc.	66
4	AstraZeneca plc ADR	249
2	Auxilium Pharmaceuticals, Inc. ●	45
1	Biogen Idec, Inc. ●	186
10	Bristol-Myers Squibb Co.	516
1	Celgene Corp. ●	118
1	Covance, Inc. ●	75
1	Cubist Pharmaceuticals, Inc. ●	60
5	Daiichi Sankyo Co., Ltd.	87
2	Eisai Co., Ltd.	74
6	Eli Lilly & Co.	354
10	Exelixis, Inc. ●	34
4	Forest Laboratories, Inc. ●	405
4	Gilead Sciences, Inc. ●	299
2	H. Lundbeck A/S	51
1	Hospira, Inc. ●	39
1	Immunogen, Inc. ●	21
1	Incyte Corp. ●	55
3	Ironwood Pharmaceuticals, Inc. ●	36
2	Johnson & Johnson	218
2	Medicines Co. ●	71
8	Merck & Co., Inc.	434
2	Mylan, Inc. ●	89
4	NPS Pharmaceuticals, Inc. ●	127
1	Ono Pharmaceutical Co., Ltd.	53
1	Regeneron Pharmaceuticals, Inc. ●	429
—	Roche Holding AG	127
—	Salix Pharmaceuticals Ltd. ●	19
1	Seattle Genetics, Inc. ●	50
8	Shionogi & Co., Ltd.	140
4	Teva Pharmaceutical Industries Ltd. ADR	221
2	UCB S.A.	127
1	Vertex Pharmaceuticals, Inc. ●	68
2	Zoetis, Inc.	43
		5,608
	Real Estate - 2.1%
—	Alexander & Baldwin, Inc.	16
—	Alstria Office REIT AG	7
1	American Assets Trust, Inc. REIT	21
—	American Tower Corp. REIT	31
—	AvalonBay Communities, Inc. REIT	50
10	Beni Stabili S.p.A.	9
3	Big Yellow Group REIT	30
—	Boston Properties, Inc. REIT	39
—	Camden Property Trust REIT	16
3	Cheung Kong Holdings Ltd.	43
6	Corporacion Inmobiliaria Vesta S. de RL de C.V.	12
2	Cousins Properties, Inc. REIT	20
—	Daito Trust Construction Co., Ltd.	37
—	DDR Corp. REIT	6
1	Derwent London plc REIT	42
1	Deutsche Annington Immobile ●	21
—	Deutsche Wohnen A.G.	10
20	Dexus Property Group REIT	20
1	Douglas Emmett, Inc. REIT	37
—	EastGroup Properties, Inc. REIT	22
1	Equity Lifestyle Properties, Inc. REIT	28
—	Essex Property Trust, Inc. REIT	57
2	EuroBank Properties REIT ●	25
—	Extra Space Storage, Inc. REIT	17
2	Fastighets AB Balder ●	25
—	Federal Realty Investment Trust REIT	26
1	First Industrial Realty Trust, Inc. REIT	22
2	Forest City Enterprises, Inc. REIT ●	31
1	Gagfah S.A. ●	19
—	Gecina S.A. REIT	9
3	General Growth Properties, Inc. REIT	60
8	Goodman Group REIT	36
4	Great Eagle Holdings Ltd.	16
2	Hammerson plc REIT	21
1	Health Care, Inc. REIT	56
6	Hibernia REIT ●	9
—	Host Hotels & Resorts, Inc. REIT	5
—	Industrial & Infrastructure Fund Investment Corp. REIT	41
1	Kennedy-Wilson Holdings, Inc.	17
—	Kilroy Realty Corp. REIT	12
2	Land Securities Group plc REIT	39
3	Link (The) REIT	14
4	Londonmetric Property plc	10
20	Mirvac Group REIT	31
2	Mitsui Fudosan Co., Ltd.	72
—	Orix Jreit Inc	30
—	Public Storage REIT	53
1	Retail Opportunity Investments Corp. REIT	14
1	RLJ Lodging Trust REIT	23
29	Robinsons Land Corp.	14
—	Simon Property Group, Inc. REIT	81
—	SL Green Realty Corp. REIT	41
9	Stockland REIT	32
1	Sumitomo Realty & Development Co., Ltd.	32
2	Sun Hung Kai Properties Ltd.	27
—	Taubman Centers, Inc. REIT	23
1	UDR, Inc. REIT	21
—	Unibail Rodamco REIT	65
4	Unite Group plc	26
3	Westfield Group REIT	28
—	Weyerhaeuser Co. REIT	14
1	Wihlborgs Fastigheter A.B.	24
		1,735
	Retailing - 5.9%
1	Advance Automotive Parts, Inc.	148
3	Amazon.com, Inc. ●	974
—	AutoZone, Inc. ●	176
7	Carphone Warehouse Group plc	38
17	Dick Smith Holdings Ltd. ●	34
4	Dollar Tree, Inc. ●	192
2	DSW, Inc.	63
36	Esprit Holdings Ltd.	59
3	Five Below, Inc. ●	114

4

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 96.7% - (continued)
	Retailing - 5.9% - (continued)
3	GNC Holdings, Inc.	$114
520	GOME Electrical Appliances Holdings Ltd.	88
5	Hennes & Mauritz Ab	209
27	Home Retail Group	99
2	HSN, Inc.	123
89	Intime Retail Group Co., Ltd.	96
11	Lowe's Cos., Inc.	530
26	Marks & Spencer Group plc	195
1	Netflix, Inc. ●	199
24	Pets at Home Group plc ●	97
4	Pier 1 Imports, Inc.	78
14	Poundland Group plc ●	89
3	Rakuten, Inc.	45
2	Ross Stores, Inc.	168
—	Signet Jewelers Ltd.	51
—	The Priceline Group, Inc. ●	367
3	TJX Cos., Inc.	204
1	TripAdvisor, Inc. ●	109
4	Tuesday Morning Corp. ●	57
7	World Duty Free S.p.A. ●	100
		4,816
	Semiconductors and Semiconductor Equipment - 2.1%
3	Applied Materials, Inc.	63
4	ASM Pacific Technology Ltd.	39
3	Broadcom Corp. Class A	94
4	First Solar, Inc. ●	263
6	Freescale Semiconductor Holdings Ltd. ●	135
4	Hynix Semiconductor, Inc.	132
1	International Rectifier Corp. ●	21
—	Lam Research Corp. ●	20
2	Maxim Integrated Products, Inc.	53
6	MediaTek, Inc.	89
1	Montage Technology Group Ltd. ●	18
10	NXP Semiconductors N.V. ●	572
1	Silicon Laboratories, Inc. ●	61
32	Taiwan Semiconductor Manufacturing Co., Ltd.	126
		1,686
	Software and Services - 6.4%
3	Accenture plc	239
9	Activision Blizzard, Inc.	183
—	Aerohive Networks, Inc. ●	1
3	Akamai Technologies, Inc. ●	180
1	Alliance Data Systems Corp. ●	219
2	Automatic Data Processing, Inc.	136
—	Baidu, Inc. ADR ●	44
1	CACI International, Inc. Class A ●	54
6	Cadence Design Systems, Inc. ●	96
7	Cognizant Technology Solutions Corp. ●	332
—	Demandware, Inc. ●	26
4	Dropbox, Inc. ⌂●†	69
5	eBay, Inc. ●	270
—	Everyday Health, Inc. ●	3
9	Facebook, Inc. ●	557
7	Genpact Ltd. ●	120
1	Google, Inc. ●	1,090
3	Heartland Payment Systems, Inc.	135
21	Higher One Holdings, Inc. ●	150
4	Mavenir Systems, Inc. ●	77
2	Micros Systems, Inc. ●	115
3	Microsoft Corp.	112
—	QIWI plc ADR	8
3	Salesforce.com, Inc. ●	154
4	Sumisho Computer Systems Corp.	115
1	Tableau Software, Inc. ●	52
2	Tencent Holdings Ltd.	126
2	Visa, Inc.	391
—	WEX, Inc. ●	34
3	Yahoo!, Inc. ●	103
		5,191
	Technology Hardware and Equipment - 2.9%
22	AAC Technologies Holdings, Inc.	112
13	Advantech Co., Ltd.	87
1	Allegion plc	42
1	Apple, Inc.	480
4	Aruba Networks, Inc. ●	76
10	Delta Electronics, Inc.	62
—	EI Towers S.p.A.	13
1	F5 Networks, Inc. ●	151
9	Juniper Networks, Inc. ●	221
98	Lenovo Group Ltd.	109
1	National Instruments Corp.	19
—	Palo Alto Networks, Inc. ●	30
8	Qualcomm, Inc.	670
1	Rogers Corp. ●	74
1	Stratasys Ltd. ●	85
114	Sunny Optical Technology Group	111
		2,342
	Telecommunication Services - 2.4%
26	Axiata Group Berhad	53
1	BCE, Inc.	56
48	Bezeq Israeli Telecommunication Corp., Ltd.	86
11	Bharti Airtel Ltd.	56
13	China Mobile Ltd.	118
3	Deutsche Telekom AG	55
3	Elisa Oyj ●	84
4	Hellenic Telecommunications Organization S.A.	73
20	Idea Cellular Ltd.	46
4	Intelsat S.A. ●	67
1	KDDI Corp.	78
35	Koninklijke (Royal) KPN N.V.	124
3	Nippon Telegraph & Telephone Corp. ADR	89
1	Philippine Long Distance Telephone Co. ADR	49
250	Safaricom Ltd.	36
2	SK Telecom Co., Ltd. ADR	54
—	Swisscom AG	106
9	Telefonica Deutschland Holdings	69
8	Telenor ASA	180
8	Telia Ab	57
2	Telus Corp.	62
5	Turkcell Iletisim Hizmetleri A.S. ADR ●	74
2	Verizon Communications, Inc.	99
43	Vodafone Group plc	158
		1,929
	Transportation - 3.6%
18	Air France ●	276
766	AirAsia Berhad	599

5

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 96.7% - (continued)
	Transportation - 3.6% - (continued)
10	American Airlines Group, Inc. ●	$353
3	Avianca Holdings S.A. ADR ●	45
8	Covenant Transport ●	80
2	DSV A/S	74
2	FedEx Corp.	327
—	Flughafen Zuerich AG	142
1	Genesee & Wyoming, Inc. Class A ●	136
2	J.B. Hunt Transport Services, Inc.	170
2	Kansas City Southern	167
—	Norbert Dentressangle S.A.	54
—	Tanker Investments Ltd. ●	1
11	United Continental Holdings, Inc. ●	469
		2,893
	Utilities - 3.4%
2	Alliant Energy Corp.	104
14	Cheung Kong Infrastructure Holdings Ltd.	92
5	Cia de Saneamento Basico do Estado de Sao Paulo	46
2	Dominion Resources, Inc.	157
3	Duke Energy Corp.	209
6	E.On SE	119
2	Endesa S.A.	84
36	Enel Green Power S.p.A.	102
4	ENN Energy Holdings Ltd.	25
6	GDF Suez	151
136	Guangdong Investment Ltd.	130
9	Iberdrola S.A.	63
15	National Grid plc	202
4	NextEra Energy, Inc.	374
3	Northeast Utilities	144
4	NRG Yield, Inc.	141
5	OGE Energy Corp.	171
14	Osaka Gas Co., Ltd.	53
3	Pattern Energy Group, Inc.	82
1	PG&E Corp.	44
12	Snam S.p.A.	72
7	Suez Environment S.A.	144
14	Tokyo Gas Co., Ltd.	72
		2,781
	Total Common Stocks
	( Cost $66,611)	$78,590

Preferred Stocks - 0.4%
	Automobiles and Components - 0.4%
1	Volkswagen AG N.V.	$333

	Total Preferred Stocks
	(Cost $267)	$333

Warrants - 0.0%
	Diversified Financials - 0.0%
16	Atlas Mara Co-Nvest Ltd. †	$24

	Total Warrants
	(Cost $–)	$24

	Total Long-Term Investments
	(Cost $66,878)	$78,947

Short-Term Investments - 1.7%
Repurchase Agreements - 1.7%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $64, collateralized by FNMA 3.50% - 4.00%, 2028 - 2043, value of $65)
$64	0.08%, 3/31/2014	$64
Bank of Montreal TriParty Repurchase Agreement
(maturing on 04/01/2014 in the amount of $184,
collateralized by FHLMC 2.50% - 4.50%, 2026 -
2043, FNMA 2.00% - 3.00%, 2027 - 2028,
GNMA 3.50%, 2043, U.S. Treasury Note 0.25%
	- 1.38%, 2015 - 2018, value of $188)
184	0.10%, 3/31/2014	184
Bank of Montreal TriParty Repurchase Agreement
(maturing on 04/01/2014 in the amount of $252,
collateralized by U.S. Treasury Bond 2.75% -
11.25%, 2015 - 2043, U.S. Treasury Note 0.13%
	- 4.50%, 2014 - 2023, value of $257)
252	0.05%, 3/31/2014	252
	Barclays Capital TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $123, collateralized by U.S. Treasury Note 0.75% - 2.75%, 2018 - 2023, value of $125)
123	0.02%, 3/31/2014	123
	Barclays Capital TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $25, collateralized by U.S. Treasury Note 1.75%, 2023, value of $26)
25	0.06%, 3/31/2014	25
Citigroup Global Markets, Inc. TriParty Repurchase
Agreement (maturing on 04/01/2014 in the
amount of $329, collateralized by U.S. Treasury
Bill 0.05% - 0.08%, 2014, U.S. Treasury Bond
3.13% - 9.88%, 2015 - 2043, U.S. Treasury Note
	0.25% - 2.38%, 2015 - 2021, value of $336)
329	0.05%, 3/31/2014	329
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $27, collateralized by FHLB 0.17%, 2014, FHLMC 1.55%, 2018, value of $28)
27	0.12%, 3/31/2014	27
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $4, collateralized by U.S. Treasury Note 1.88%, 2014, value of $4)
4	0.05%, 3/31/2014	4

6

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Short-Term Investments - 1.7% - (continued)
Repurchase Agreements - 1.7% - (continued)
TD Securities TriParty Repurchase Agreement
(maturing on 04/01/2014 in the amount of $403,
collateralized by FHLMC 3.50% - 4.00%, 2026 -
2042, FNMA 1.00% - 5.00%, 2017 - 2044, U.S.
Treasury Note 0.75% - 2.50%, 2017 -
	2023, value of $411)
$403	0.08%, 3/31/2014		$403
	UBS Securities, Inc. Repurchase Agreement (maturing on 04/01/2014 in the amount of $3, collateralized by U.S. Treasury Note 4.50%, 2017, value of $3)
3	0.04%, 3/31/2014		3
			1,414
	Total Short-Term Investments
	(Cost $1,414)		$1,414

	Total Investments
	(Cost $68,292) ▲	98.8%	$80,361
	Other Assets and Liabilities	1.2%	937
	Total Net Assets	100.0%	$81,298

7

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At March 31, 2014, the cost of securities for federal income tax purposes was $69,019 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$13,348
Unrealized Depreciation	(2,006)
Net Unrealized Appreciation	$11,342

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2014, the aggregate value of these securities was $278, which represents 0.3% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
05/2012	4	Dropbox, Inc.	$36

At March 31, 2014, the aggregate value of these securities was $69, which represents 0.1% of total net assets.

Foreign Currency Contracts Outstanding at March 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
AUD	Sell	04/01/2014	BCLY	$19	$19	$—	$—
CAD	Sell	04/03/2014	BCLY	33	33	—	—
CAD	Sell	04/09/2014	BCLY	2	2	—	—
EUR	Buy	04/02/2014	BCLY	17	17	—	—
EUR	Sell	04/02/2014	BCLY	167	168	—	(1)
EUR	Sell	04/01/2014	MSC	108	108	—	—
GBP	Buy	04/03/2014	BOA	46	46	—	—
GBP	Sell	04/03/2014	BOA	64	64	—	—
HKD	Buy	04/01/2014	MSC	33	33	—	—
JPY	Buy	04/01/2014	BCLY	1	1	—	—
JPY	Sell	04/01/2014	BCLY	67	66	1	—
JPY	Sell	04/02/2014	BOA	176	175	1	—
JPY	Sell	06/20/2014	DEUT	148	145	3	—
JPY	Sell	06/20/2014	HSBC	115	113	2	—
PLN	Sell	04/01/2014	JPM	7	7	—	—
						$7	$(1)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

8

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC
DEUT	Deutsche Bank Securities, Inc.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	EURO
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
PLN	Polish New Zloty

Other Abbreviations:
ADR	American Depositary Receipt
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

Diversification by Country

as of March 31, 2014

Percentage of
Country	Net Assets
Australia	2.4%
Austria	0.6
Belgium	1.3
Brazil	2.2
British Virgin Islands	0.3
Canada	5.9
China	1.4
Cyprus	0.0
Denmark	0.6
Finland	0.2
France	5.3
Germany	2.0
Greece	0.1
Hong Kong	1.1
India	0.8
Ireland	0.4
Israel	0.6
Italy	0.4
Japan	3.7
Kenya	0.0
Luxembourg	0.6
Malaysia	0.8
Marshall Islands	0.0
Mexico	0.1
Netherlands	2.7
Norway	1.1
Panama	0.0
Papua New Guinea	0.0
Philippines	0.3
Poland	0.1
Portugal	0.2
Singapore	0.4
South Africa	0.6
South Korea	1.7
Spain	0.4
Sweden	0.6
Switzerland	1.7
Taiwan	0.4
Thailand	0.3
Turkey	0.4
United Kingdom	7.3
United States	48.1
Short-Term Investments	1.7
Other Assets and Liabilities	1.2
Total	100.0%

9

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

March 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles and Components	$1,270	$458	$812	$—
Banks	8,428	3,302	5,126	—
Capital Goods	6,016	4,521	1,495	—
Commercial and Professional Services	405	405	—	—
Consumer Durables and Apparel	1,495	576	919	—
Consumer Services	1,064	500	564	—
Diversified Financials	2,984	1,498	1,486	—
Energy	6,865	4,608	2,257	—
Food and Staples Retailing	1,646	950	696	—
Food, Beverage and Tobacco	6,276	3,154	3,122	—
Health Care Equipment and Services	2,544	2,113	431	—
Household and Personal Products	810	585	225	—
Insurance	2,211	392	1,819	—
Materials	3,784	2,087	1,697	—
Media	3,811	3,028	783	—
Pharmaceuticals, Biotechnology and Life Sciences	5,608	4,793	815	—
Real Estate	1,735	942	793	—
Retailing	4,816	3,853	963	—
Semiconductors and Semiconductor Equipment	1,686	1,300	386	—
Software and Services	5,191	4,881	241	69
Technology Hardware and Equipment	2,342	1,848	494	—
Telecommunication Services	1,929	586	1,343	—
Transportation	2,893	1,802	1,091	—
Utilities	2,781	1,616	1,165	—
Total	78,590	49,798	28,723	69
Preferred Stocks	333	—	333	—
Warrants	24	24	—	—
Short-Term Investments	1,414	—	1,414	—
Total	$80,361	$49,822	$30,470	$69
Foreign Currency Contracts*	7	—	7	—
Total	$7	$—	$7	$—
Liabilities:
Foreign Currency Contracts*	1	—	1	—
Total	$1	$—	$1	$—

♦	For the three-month period ended March 31, 2014, investments valued at $749 were transferred from Level 1 to Level 2, and investments valued at $427 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

1) Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).

2) U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).

3) Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

10

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of March 31, 2014
Assets:
Common Stocks	$48	$—	$21	†	$—	$—	$—	$—	$—	$69
Preferred Stocks	280	—	—		—	—	—	—	(280)	—
Total	$328	$—	$21		$—	$—	$—	$—	$(280)	$69

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at March 31, 2014 was $21.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

11

Hartford Growth HLS Fund
Schedule of Investments
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 99.7%
	Automobiles and Components - 1.5%
53	Harley-Davidson, Inc.	$3,500

	Capital Goods - 4.7%
58	AMETEK, Inc.	3,011
36	Eaton Corp. plc	2,722
7	Precision Castparts Corp.	1,827
163	Safran S.A. ADR	2,807
2	W.W. Grainger, Inc.	534
		10,901
	Commercial and Professional Services - 3.7%
41	Equifax, Inc. ●	2,812
23	IHS, Inc. ●	2,854
66	Nielsen Holdings N.V.	2,963
		8,629
	Consumer Durables and Apparel - 8.1%
174	D.R. Horton, Inc.	3,757
22	Harman International Industries, Inc.	2,371
99	Lennar Corp.	3,922
50	Lululemon Athletica, Inc. ●	2,604
23	Michael Kors Holdings Ltd. ●	2,172
17	PVH Corp.	2,168
12	Ralph Lauren Corp.	1,913
		18,907
	Consumer Services - 7.1%
66	Dunkin' Brands Group, Inc.	3,318
6	Panera Bread Co. Class A ●	1,076
45	Starwood Hotels & Resorts, Inc.	3,552
36	Wyndham Worldwide Corp.	2,653
16	Wynn Resorts Ltd.	3,608
32	Yum! Brands, Inc.	2,405
		16,612
	Diversified Financials - 3.1%
29	American Express Co.	2,655
12	BlackRock, Inc.	3,651
28	TD Ameritrade Holding Corp.	946
		7,252
	Energy - 1.5%
81	Cobalt International Energy, Inc. ●	1,477
17	Continental Resources, Inc. ●	2,096
		3,573
	Food and Staples Retailing - 1.8%
45	CVS Caremark Corp.	3,376
18	Whole Foods Market, Inc.	900
		4,276
	Food, Beverage and Tobacco - 6.8%
28	Anheuser-Busch InBev N.V. ADR	2,929
17	Diageo plc ADR	2,092
27	Keurig Green Mountain, Inc.	2,830
17	Mead Johnson Nutrition Co.	1,390
107	Mondelez International, Inc.	3,690
42	Monster Beverage Corp. ●	2,914
		15,845
	Health Care Equipment and Services - 2.5%
37	Covidien plc	2,729
6	Intuitive Surgical, Inc. ●	2,477
3	McKesson Corp.	598
		5,804
	Materials - 3.4%
11	Eagle Materials, Inc.	970
37	Monsanto Co.	4,237
14	Sherwin-Williams Co.	2,727
		7,934
	Media - 6.5%
62	Comcast Corp. Class A	3,104
30	DirecTV ●	2,313
519	Sirius XM Holdings, Inc. ●	1,661
128	Twenty-First Century Fox, Inc.	4,106
51	Walt Disney Co.	4,054
		15,238
	Pharmaceuticals, Biotechnology and Life Sciences - 11.4%
12	Actavis plc ●	2,520
25	Allergan, Inc.	3,130
14	Biogen Idec, Inc. ●	4,310
74	Bristol-Myers Squibb Co.	3,869
89	Gilead Sciences, Inc. ●	6,337
46	Merck & Co., Inc.	2,636
9	Regeneron Pharmaceuticals, Inc. ●	2,671
17	Vertex Pharmaceuticals, Inc. ●	1,218
		26,691
	Real Estate - 0.8%
24	American Tower Corp. REIT	1,933

	Retailing - 12.0%
2	Amazon.com, Inc. ●	614
8	AutoZone, Inc. ●	4,366
16	Dollar General Corp. ●	863
80	Home Depot, Inc.	6,326
73	Lowe's Cos., Inc.	3,559
3	Netflix, Inc. ●	1,162
38	Ross Stores, Inc.	2,712
4	The Priceline Group, Inc. ●	4,291
24	Tory Burch LLC ⌂●†	1,670
28	TripAdvisor, Inc. ●	2,509
		28,072
	Software and Services - 19.8%
14	Alliance Data Systems Corp. ●	3,799
92	Cognizant Technology Solutions Corp. ●	4,665
96	Facebook, Inc. ●	5,777
8	Google, Inc. ●	8,927
42	Intuit, Inc.	3,241
12	LinkedIn Corp. Class A ●	2,284
52	Mastercard, Inc.	3,857
73	Oracle Corp.	2,985
62	Salesforce.com, Inc. ●	3,549
33	ServiceNow, Inc. ●	1,961
27	Splunk, Inc. ●	1,961
15	Visa, Inc.	3,312
		46,318
	Technology Hardware and Equipment - 1.9%
5	Apple, Inc.	2,520
72	Juniper Networks, Inc. ●	1,848
		4,368
	Transportation - 3.1%
101	Hertz Global Holdings, Inc. ●	2,682
30	J.B. Hunt Transport Services, Inc.	2,170

1

Hartford Growth HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 99.7% - (continued)
	Transportation - 3.1% - (continued)
22	Kansas City Southern	$2,287
		7,139
	Total Common Stocks
	( Cost $175,800)	$232,992

	Total Long-Term Investments
	(Cost $175,800)	$232,992

Short-Term Investments - 0.0%
Repurchase Agreements - 0.0%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $2, collateralized by FNMA 3.50% - 4.00%, 2028 - 2043, value of $2)
$2	0.08%, 3/31/2014	$2
Bank of Montreal TriParty Repurchase Agreement
(maturing on 04/01/2014 in the amount of $6,
collateralized by FHLMC 2.50% - 4.50%, 2026 -
2043, FNMA 2.00% - 3.00%, 2027 - 2028,
GNMA 3.50%, 2043, U.S. Treasury Note 0.25%
	- 1.38%, 2015 - 2018, value of $7)
6	0.10%, 3/31/2014	6
Bank of Montreal TriParty Repurchase Agreement
(maturing on 04/01/2014 in the amount of $9,
collateralized by U.S. Treasury Bond 2.75% -
11.25%, 2015 - 2043, U.S. Treasury Note 0.13%
	- 4.50%, 2014 - 2023, value of $9)
9	0.05%, 3/31/2014	9
	Barclays Capital TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $4, collateralized by U.S. Treasury Note 0.75% - 2.75%, 2018 - 2023, value of $4)
4	0.02%, 3/31/2014	4
	Barclays Capital TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $1, collateralized by U.S. Treasury Note 1.75%, 2023, value of $1)
1	0.06%, 3/31/2014	1
Citigroup Global Markets, Inc. TriParty Repurchase
Agreement (maturing on 04/01/2014 in the
amount of $12, collateralized by U.S. Treasury
Bill 0.05% - 0.08%, 2014, U.S. Treasury Bond
3.13% - 9.88%, 2015 - 2043, U.S. Treasury Note
	0.25% - 2.38%, 2015 - 2021, value of $12)
12	0.05%, 3/31/2014	12
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $1, collateralized by FHLB 0.17%, 2014, FHLMC 1.55%, 2018, value of $1)
1	0.12%, 3/31/2014	1
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $-, collateralized by U.S. Treasury Note 1.88%, 2014, value of $-)
—	0.05%, 3/31/2014	—
TD Securities TriParty Repurchase Agreement
(maturing on 04/01/2014 in the amount of $14,
collateralized by FHLMC 3.50% - 4.00%, 2026 -
2042, FNMA 1.00% - 5.00%, 2017 - 2044, U.S.
Treasury Note 0.75% - 2.50%, 2017 -
	2023, value of $14)
14	0.08%, 3/31/2014	14
	UBS Securities, Inc. Repurchase Agreement (maturing on 04/01/2014 in the amount of $-, collateralized by U.S. Treasury Note 4.50%, 2017, value of $-)
—	0.04%, 3/31/2014	—
		49
	Total Short-Term Investments
	(Cost $49)	$49

	Total Investments

(Cost $175,849) ▲	99.7%	$233,041
Other Assets and Liabilities	0.3%	636
Total Net Assets	100.0%	$233,677

2

Hartford Growth HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2014, the cost of securities for federal income tax purposes was $176,226 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$60,363
Unrealized Depreciation	(3,548)
Net Unrealized Appreciation	$56,815

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2014, the aggregate value of these securities was $1,670, which represents 0.7% of total net assets.

●	Non-income producing.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
11/2013	24	Tory Burch LLC	$1,901

At March 31, 2014, the aggregate value of these securities was $1,670, which represents 0.7% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

Diversification by Sector
as of March 31, 2014

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	35.2%
Consumer Staples	8.6
Energy	1.5
Financials	3.9
Health Care	13.9
Industrials	11.5
Information Technology	21.7
Materials	3.4
Total	99.7%
Short-Term Investments	0.0
Other Assets and Liabilities	0.3
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

3

Hartford Growth HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

March 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$232,992	$231,322	$—	$1,670
Short-Term Investments	49	—	49	—
Total	$233,041	$231,322	$49	$1,670

♦	For the three-month period ended March 31, 2014, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2014
Assets:
Common Stocks	$1,875	$—	$(205	)*	$—	$—	$—	$—	$—	$1,670
Total	$1,875	$—	$(205)		$—	$—	$—	$—	$—	$1,670

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at March 31, 2014 was $(205).

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

4

Hartford Healthcare HLS Fund
Schedule of Investments – (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 96.5%
	Biotechnology - 22.0%
25	Acorda Therapeutics, Inc. ●	$944
153	Alkermes plc ●	6,745
46	Alnylam Pharmaceuticals, Inc. ●	3,095
142	Anacor Pharmaceuticals, Inc. ●	2,849
441	Arena Pharmaceuticals, Inc. ●	2,776
219	BioCryst Pharmaceuticals, Inc. ●	2,320
8	Biogen Idec, Inc. ●	2,539
28	Cubist Pharmaceuticals, Inc. ●	2,014
292	Exelixis, Inc. ●	1,033
233	Gilead Sciences, Inc. ●	16,533
109	Glycomimetics, Inc. ●	1,783
58	Incyte Corp. ●	3,129
47	Innate Pharma S.A. ●	579
118	Ironwood Pharmaceuticals, Inc. ●	1,451
167	NPS Pharmaceuticals, Inc. ●	4,996
32	PTC Therapeutics, Inc. ●	834
10	Puma Biotechnology, Inc. ●	1,059
28	Regeneron Pharmaceuticals, Inc. ●	8,343
266	Rigel Pharmaceuticals, Inc. ●	1,032
39	Seattle Genetics, Inc. ●	1,798
78	Tesaro, Inc. ●	2,300
95	Tetraphase Pharmaceuticals, Inc. ●	1,033
21	Trevena Inc ●	166
2	Ultragenyx Pharmaceutical Inc ●	78
2	Versartis, Inc. ●	48
31	Vertex Pharmaceuticals, Inc. ●	2,195
		71,672
	Drug Retail - 3.4%
79	CVS Caremark Corp.	5,939
76	Walgreen Co.	5,015
		10,954
	Health Care Distributors - 5.4%
86	Cardinal Health, Inc.	6,049
66	McKesson Corp.	11,731
		17,780
	Health Care Equipment - 17.9%
134	Abbott Laboratories	5,156
425	Boston Scientific Corp. ●	5,741
132	Covidien plc	9,714
124	Globus Medical, Inc. ●	3,285
25	Heartware International, Inc. ●	2,299
43	Hologic, Inc. ●	927
131	Medtronic, Inc.	8,077
100	Orthofix International N.V. ●	3,021
80	St. Jude Medical, Inc.	5,226
62	Stryker Corp.	5,084
133	Tornier N.V. ●	2,814
96	Volcano Corp. ●	1,894
53	Zimmer Holdings, Inc.	5,053
		58,291
	Health Care Facilities - 4.0%
37	Community Health Systems, Inc. ●	1,442
128	HCA Holdings, Inc. ●	6,718
241	NMC Health plc	2,026
907	Phoenix Healthcare Group Co., Ltd. ●	1,321
18	Universal Health Services, Inc. Class B	1,477
		12,984
	Health Care Services - 3.6%
96	Al Noor Hospitals Group	1,728
108	Envision Healthcare Holdings ●	3,660
86	Express Scripts Holding Co. ●	6,477
		11,865
	Health Care Supplies - 0.8%
54	Dentsply International, Inc.	2,500

	Health Care Technology - 0.5%
91	Allscripts Healthcare Solutions, Inc. ●	1,644

	Internet Software and Services - 0.0%
10	Everyday Health, Inc. ●	136

	Life Sciences Tools and Services - 2.2%
47	Agilent Technologies, Inc.	2,645
26	Covance, Inc. ●	2,673
20	MorphoSys AG ●	1,882
		7,200
	Managed Health Care - 5.8%
88	Aetna, Inc.	6,600
74	Qualicorp S.A. ●	743
140	UnitedHealth Group, Inc.	11,492
		18,835
	Pharmaceuticals - 29.5%
35	Actavis plc ●	7,262
96	Aerie Pharmaceuticals, Inc. ●	2,032
41	Almirall S.A.	697
90	AstraZeneca plc ADR	5,859
352	Bristol-Myers Squibb Co.	18,292
134	Daiichi Sankyo Co., Ltd.	2,258
37	Dr. Reddy's Laboratories Ltd. ADR	1,606
53	Eisai Co., Ltd.	2,044
100	Eli Lilly & Co.	5,903
132	Forest Laboratories, Inc. ●	12,205
24	H. Lundbeck A/S	732
37	Hospira, Inc. ●	1,587
37	Johnson & Johnson	3,641
93	Medicines Co. ●	2,655
90	MediWound Ltd. ●	1,297
107	Merck & Co., Inc.	6,071
92	Mylan, Inc. ●	4,509
17	Ono Pharmaceutical Co., Ltd.	1,461
11	Salix Pharmaceuticals Ltd. ●	1,117
202	Shionogi & Co., Ltd.	3,732
113	Teva Pharmaceutical Industries Ltd. ADR	5,958
44	UCB S.A.	3,510
132	Xenoport, Inc. ●	681
34	Zoetis, Inc.	975
		96,084
	Research and Consulting Services - 1.4%
90	Quintiles Transnational Holdings ●	4,556

	Total Common Stocks
	(Cost $205,880)	$314,501

	Total Long-Term Investments
	(Cost $205,880)	$314,501

1

Hartford Healthcare HLS Fund
Schedule of Investments – (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Short-Term Investments - 3.5%
	Repurchase Agreements - 3.5%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $509, collateralized by FNMA 3.50% - 4.00%, 2028 - 2043, value of $520)
$509	0.08%, 3/31/2014		$509
Bank of Montreal TriParty Repurchase Agreement
(maturing on 04/01/2014 in the amount of
$1,474, collateralized by FHLMC 2.50% - 4.50%,
2026 - 2043, FNMA 2.00% - 3.00%, 2027 -
2028, GNMA 3.50%, 2043, U.S. Treasury Note
	0.25% - 1.38%, 2015 - 2018, value of $1,503)
1,474	0.10%, 3/31/2014		1,474
Bank of Montreal TriParty Repurchase Agreement
(maturing on 04/01/2014 in the amount of
$2,018, collateralized by U.S. Treasury Bond
2.75% - 11.25%, 2015 - 2043, U.S. Treasury
Note 0.13% - 4.50%, 2014 - 2023, value of
	$2,058)
2,018	0.05%, 3/31/2014		2,018
	Barclays Capital TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $984, collateralized by U.S. Treasury Note 0.75% - 2.75%, 2018 - 2023, value of $1,004)
984	0.02%, 3/31/2014		984
	Barclays Capital TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $204, collateralized by U.S. Treasury Note 1.75%, 2023, value of $208)
204	0.06%, 3/31/2014		204
Citigroup Global Markets, Inc. TriParty Repurchase
Agreement (maturing on 04/01/2014 in the
amount of $2,633, collateralized by U.S.
Treasury Bill 0.05% - 0.08%, 2014, U.S.
Treasury Bond 3.13% - 9.88%, 2015 - 2043,
U.S. Treasury Note 0.25% - 2.38%, 2015 - 2021,
	value of $2,686)
2,633	0.05%, 3/31/2014		2,633
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $217, collateralized by FHLB 0.17%, 2014, FHLMC 1.55%, 2018, value of $221)
217	0.12%, 3/31/2014		217
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $29, collateralized by U.S. Treasury Note 1.88%, 2014, value of $30)
29	0.05%, 3/31/2014		29
TD Securities TriParty Repurchase Agreement
(maturing on 04/01/2014 in the amount of
$3,226, collateralized by FHLMC 3.50% - 4.00%,
2026 - 2042, FNMA 1.00% - 5.00%, 2017 -
2044, U.S. Treasury Note 0.75% - 2.50%, 2017 -
	2023, value of $3,290)
3,226	0.08%, 3/31/2014		3,226
	UBS Securities, Inc. Repurchase Agreement (maturing on 04/01/2014 in the amount of $24, collateralized by U.S. Treasury Note 4.50%, 2017, value of $25)
24	0.04%, 3/31/2014		24
			11,318
	Total Short-Term Investments
	(Cost $11,318)		$11,318

	Total Investments
	(Cost $217,198) ▲	100.0%	$325,819
	Other Assets and Liabilities	–%	130
	Total Net Assets	100.0%	$325,949

2

Hartford Healthcare HLS Fund
Schedule of Investments – (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At March 31, 2014, the cost of securities for federal income tax purposes was $218,715 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$111,733
Unrealized Depreciation	(4,629)
Net Unrealized Appreciation	$107,104

●	Non-income producing.

Foreign Currency Contracts Outstanding at March 31, 2014
						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
JPY	Sell	06/20/2014	DEUT	$5,313	$5,226	$87	$–

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
DEUT	Deutsche Bank Securities, Inc.

Currency Abbreviations:
JPY	Japanese Yen

Other Abbreviations:
ADR	American Depositary Receipt
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

3

Hartford Healthcare HLS Fund
Schedule of Investments – (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Diversification by Sector

as of March 31, 2014

Sector	Percentage of Net Assets
Equity Securities
Consumer Staples	3.4%
Health Care	91.7
Industrials	1.4
Information Technology	0.0
Total	96.5%
Short-Term Investments	3.5
Other Assets and Liabilities	0.0
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

Investment Valuation Hierarchy Level Summary

March 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$314,501	$296,864	$17,637	$–
Short-Term Investments	11,318	–	11,318	–
Total	$325,819	$296,864	$28,955	$–
Foreign Currency Contracts *	87	–	87	–
Total	$87	$–	$87	$–

♦	For the three-month period ended March 31, 2014, investments valued at $2,533 were transferred from Level 1 to Level 2, and investments valued at $394 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

4

Hartford High Yield HLS Fund

Schedule of Investments

March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Asset and Commercial Mortgage Backed Securities - 0.0%
		Finance and Insurance - 0.0%
		Soundview NIM Trust
	$2,490	0.00%, 12/25/2036 ■●	$—

		Total Asset and Commercial Mortgage Backed Securities
		(Cost $2,479)	$—

Corporate Bonds - 86.1%
		Administrative Waste Management and Remediation - 1.8%
		Carlson Wagonlit B.V.
	$1,675	6.88%, 06/15/2019 ■	$1,788
		Casella Waste Systems, Inc.
	1,665	7.75%, 02/15/2019	1,727
		Equinix, Inc.
	165	4.88%, 04/01/2020	169
	2,050	7.00%, 07/15/2021	2,286
		Servicemaster Co.
	3,220	7.00%, 08/15/2020	3,409
			9,379
		Arts, Entertainment and Recreation - 6.5%
		AMC Entertainment, Inc.
	4,944	9.75%, 12/01/2020	5,698
		CCO Holdings LLC
	4,042	7.38%, 06/01/2020	4,421
		Emdeon, Inc.
	1,640	11.00%, 12/31/2019	1,900
		Gannett Co., Inc.
	4,390	5.13%, 10/15/2019 ■	4,593
		GLP Capital L.P./Finance II
	1,645	4.88%, 11/01/2020 ■	1,688
		Gray Television, Inc.
	4,941	7.50%, 10/01/2020	5,361
		Great Canadian Gaming Co.
CAD	1,361	6.63%, 07/25/2022 ■	1,311
		NBC Universal Enterprise
	2,180	5.25%, 12/19/2049 ■	2,202
		Sirius XM Radio, Inc.
	860	4.25%, 05/15/2020 ■	841
	2,420	4.63%, 05/15/2023 ■	2,281
	376	5.25%, 08/15/2022 ■	387
		Univision Communications, Inc.
	2,437	6.75%, 09/15/2022 ■	2,696
			33,379
		Chemical Manufacturing - 2.6%
		Ferro Corp.
	3,873	7.88%, 08/15/2018	4,086
		Hexion Specialty Chemicals
	3,055	8.88%, 02/01/2018	3,177
		Hexion U.S. Finance Corp.
	1,245	6.63%, 04/15/2020	1,289
		Ineos Group Holdings plc
	760	5.88%, 02/15/2019 ■	776
	2,040	6.13%, 08/15/2018 ■	2,117
		MPM Escrow LLC/MPM Finance Corp.
	1,580	8.88%, 10/15/2020	1,714
			13,159
		Computer and Electronic Product Manufacturing - 2.1%
		Alcatel-Lucent USA Inc.
	2,430	6.75%, 11/15/2020 ■	2,570
		CDW Escrow Corp.
	2,255	8.50%, 04/01/2019	2,469
		Freescale Semiconductor, Inc.
	2,115	6.00%, 01/15/2022 ■	2,245
		Lucent Technologies, Inc.
	2,681	6.45%, 03/15/2029	2,560
	765	6.50%, 01/15/2028	727
			10,571
		Construction - 5.0%
		K Hovnanian Enterprises, Inc.
	1,705	7.00%, 01/15/2019 ■	1,748
	1,775	9.13%, 11/15/2020 ■	1,992
		KB Home
	2,206	7.50%, 09/15/2022	2,416
	2,930	8.00%, 03/15/2020	3,325
		Lennar Corp.
	6,475	4.75%, 12/15/2017 - 11/15/2022	6,762
		M/I Homes, Inc.
	566	3.00%, 03/01/2018 ۞	604
		MPH Acquisition Holdings LLC
	1,785	6.63%, 04/01/2022 ■	1,832
		Ply Gem Industries, Inc.
	5,190	6.50%, 02/01/2022 ■	5,242
		Pulte Homes, Inc.
	615	6.38%, 05/15/2033	603
		Ryland Group, Inc.
	910	5.38%, 10/01/2022	903
			25,427
		Fabricated Metal Product Manufacturing - 1.3%
		BOE Intermediate Holdings Corp.
	2,206	9.00%, 11/01/2017 ■Þ	2,405
		Entegris, Inc.
	2,665	6.00%, 04/01/2022 ■☼	2,725
		Masco Corp.
	1,135	5.95%, 03/15/2022	1,231
	320	7.13%, 03/15/2020	370
			6,731
		Finance and Insurance - 11.4%
		Barclays Bank plc
	3,640	8.25%, 12/15/2018 ۞♠	3,822
		BBVA International PFD Uniperson
	1,150	5.92%, 04/18/2017 ♠	1,144
		Chrysler Group LLC
	2,095	8.00%, 06/15/2019 ■	2,294
	3,085	8.25%, 06/15/2021 ■	3,490
		CIT Group, Inc.
	3,011	5.25%, 03/15/2018	3,237
		Community Choice Financial, Inc.
	3,155	10.75%, 05/01/2019	2,666
		Credit Agricole S.A.
	1,015	7.88%, 01/23/2024 ■♠	1,072
		Credit Suisse Group AG
	1,400	7.50%, 12/11/2023 ■♠	1,521
		Ineos Finance plc
	1,220	7.50%, 05/01/2020 ■	1,339
	715	8.38%, 02/15/2019 ■	790

1

Hartford High Yield HLS Fund

Schedule of Investments — (continued)

March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Corporate Bonds - 86.1% - (continued)
	Finance and Insurance - 11.4% - (continued)
	Nationstar Mortgage LLC
$6,335	6.50%, 08/01/2018 - 07/01/2021	$6,172
	Nuveen Investments, Inc.
4,105	9.13%, 10/15/2017 ■	4,341
1,231	9.50%, 10/15/2020 ■	1,311
	Provident Funding Associates L.P.
4,225	6.75%, 06/15/2021 ■	4,225
	Royal Bank of Scotland Group plc
2,520	6.99%, 10/05/2017 ■♠	2,722
1,000	7.64%, 09/27/2017 ♠Δ	1,015
	SLM Corp.
2,335	8.45%, 06/15/2018	2,749
	Societe Generale
3,780	7.88%, 12/18/2023 ■♠	3,931
1,600	8.25%, 11/29/2018 §♠	1,724
	Softbank Corp.
2,825	4.50%, 04/15/2020 ■	2,811
	TMX Finance LLC
3,625	8.50%, 09/15/2018 ■	3,969
	UBS AG Stamford CT
1,665	7.63%, 08/17/2022	1,953
		58,298
	Food Manufacturing - 0.6%
	Pinnacle Foods Finance LLC
2,930	4.88%, 05/01/2021	2,864

	Food Services - 0.5%
	CEC Entertainment, Inc.
2,490	8.00%, 02/15/2022 ■	2,577

	Health Care and Social Assistance - 7.6%
	Alere, Inc.
2,340	6.50%, 06/15/2020	2,457
	Biomet, Inc.
2,710	6.50%, 08/01/2020 - 10/01/2020	2,900
	Community Health Systems, Inc.
2,076	5.13%, 08/15/2018	2,180
2,580	6.88%, 02/01/2022 ■	2,696
2,935	7.13%, 07/15/2020	3,184
	Cubist Pharmaceuticals
707	1.88%, 09/01/2020 ۞■	853
	Exelixis, Inc.
375	4.25%, 08/15/2019 ۞	337
	Grifols Worldwide Operations Ltd.
1,155	5.25%, 04/01/2022 ■	1,181
	HCA Holdings, Inc.
1,835	6.25%, 02/15/2021	1,964
	HCA, Inc.
5,919	7.50%, 11/15/2095	5,179
	Pinnacle Merger Sub, Inc.
3,180	9.50%, 10/01/2023 ■	3,502
	Salix Pharmaceuticals Ltd.
4,500	6.00%, 01/15/2021 ■	4,804
	Savient Pharmaceuticals, Inc.
3,885	4.75%, 02/01/2018 Ψ	39
	Tenet Healthcare Corp.
1,870	5.00%, 03/01/2019 ■	1,868
2,855	8.13%, 04/01/2022	3,190
	VPII Escrow Corp.
1,230	6.75%, 08/15/2018 ■	1,353
	Wellcare Health Plans, Inc.
1,255	5.75%, 11/15/2020	1,318
		39,005
	Information - 20.7%
	Activision Blizzard
6,152	5.63%, 09/15/2021 ■	6,583
	Altice Financing S.A.
885	6.50%, 01/15/2022 ■	934
1,500	7.88%, 12/15/2019 ■	1,639
295	8.13%, 01/15/2024 ■	318
1,080	9.88%, 12/15/2020 ■	1,231
	Columbus International, Inc.
1,030	7.38%, 03/30/2021 ■	1,060
	DISH DBS Corp.
2,170	5.00%, 03/15/2023	2,186
3,725	5.88%, 07/15/2022	3,976
945	6.75%, 06/01/2021	1,058
4,886	7.88%, 09/01/2019	5,778
	First Data Corp.
1,800	6.75%, 11/01/2020 ■	1,935
3,975	7.38%, 06/15/2019 ■	4,273
6,210	8.25%, 01/15/2021 ■	6,738
1,352	14.50%, 09/24/2019 ■Þ	1,271
	Intelsat Jackson Holdings S.A.
1,300	6.63%, 12/15/2022	1,352
1,030	6.63%, 12/15/2022 ■	1,071
	Intelsat Luxembourg S.A.
695	6.75%, 06/01/2018 ■	735
6,550	7.75%, 06/01/2021 ■	6,894
	Lawson Software
1,890	9.38%, 04/01/2019	2,129
	Level 3 Financing, Inc.
970	6.13%, 01/15/2021 ■	1,023
	MetroPCS Wireless, Inc.
1,425	6.63%, 11/15/2020	1,521
	Nara Cable Funding Ltd.
3,615	8.88%, 12/01/2018 ■	3,936
	Sprint Corp.
6,120	7.25%, 09/15/2021 ■	6,671
5,715	7.88%, 09/15/2023 ■	6,286
	Sprint Nextel Corp.
507	7.00%, 03/01/2020 ■	584
3,092	9.00%, 11/15/2018 ■	3,780
	Syniverse Holdings, Inc.
3,470	9.13%, 01/15/2019	3,774
	T-Mobile USA, Inc.
330	6.13%, 01/15/2022	346
2,490	6.46%, 04/28/2019	2,664
490	6.50%, 01/15/2024	513
1,030	6.63%, 04/28/2021	1,107
2,865	6.73%, 04/28/2022	3,069
405	6.84%, 04/28/2023	434
	Unitymedia Hessen GmbH & Co.
2,555	5.50%, 01/15/2023 ■	2,606
	UPCB Finance III Ltd.
2,868	6.63%, 07/01/2020 ■	3,069

2

Hartford High Yield HLS Fund

Schedule of Investments — (continued)

March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 86.1% - (continued)
		Information - 20.7% - (continued)
		UPCB Finance VI Ltd.
	$1,845	6.88%, 01/15/2022 ■	$2,011
		Videotron Ltee
	1,138	9.13%, 04/15/2018	1,181
		Wind Acquisition Finance S.A.
	1,145	6.50%, 04/30/2020 ■	1,245
	4,840	7.25%, 02/15/2018 ■	5,102
		Windstream Corp.
	3,400	7.50%, 04/01/2023	3,570
			105,653
		Machinery Manufacturing - 1.6%
		Case New Holland, Inc.
	6,921	7.88%, 12/01/2017 ‡	8,115

		Mining - 1.2%
		AK Steel Corp.
	2,805	7.63%, 05/15/2020	2,798
	1,285	8.38%, 04/01/2022	1,291
		American Rock Salt Co. LLC
	1,171	8.25%, 05/01/2018 ■	1,221
		AuRico Gold, Inc.
	920	7.75%, 04/01/2020 ■	913
			6,223
		Miscellaneous Manufacturing - 0.8%
		BE Aerospace, Inc.
	1,286	5.25%, 04/01/2022	1,323
		DigitalGlobe, Inc.
	2,945	5.25%, 02/01/2021	2,908
			4,231
		Nonmetallic Mineral Product Manufacturing - 0.4%
		Ardagh Packaging Finance plc
	278	7.00%, 11/15/2020 ■	292
	511	9.13%, 10/15/2020 ■	570
		Cemex S.A.B. de C.V.
	870	3.75%, 03/15/2018 ۞	1,245
			2,107
		Other Services - 2.0%
		Abengoa Finance
EUR	855	6.00%, 03/31/2021 ■	1,191
	2,255	7.75%, 02/01/2020 ■	2,435
		Service Corp. International
	520	5.38%, 01/15/2022	527
	5,075	7.63%, 10/01/2018	5,855
			10,008
		Petroleum and Coal Products Manufacturing - 6.6%
		Antero Resources Finance Corp.
	2,700	6.00%, 12/01/2020	2,872
	2,340	7.25%, 08/01/2019	2,498
		Bonanza Creek Energy, Inc.
	1,940	6.75%, 04/15/2021	2,071
		Cobalt International Energy, Inc.
	1,790	2.63%, 12/01/2019 ۞	1,686
		Diamondback Energy, Inc.
	2,485	7.63%, 10/01/2021 ■	2,684
		Endeavour International Corp.
	3,793	12.00%, 03/01/2018	3,689
		Everest Acquisition LLC
	570	6.88%, 05/01/2019	616
	3,792	9.38%, 05/01/2020	4,384
		Ferrellgas Partners L.P.
	891	6.50%, 05/01/2021	933
	740	6.75%, 01/15/2022 ■	771
		Harvest Operations Corp.
	1,315	6.88%, 10/01/2017	1,420
		Rosetta Resources, Inc.
	1,875	5.63%, 05/01/2021	1,917
	1,860	5.88%, 06/01/2022	1,902
	1,793	9.50%, 04/15/2018	1,885
		Seadrill Ltd.
	2,585	5.63%, 09/15/2017 ■	2,695
		Tullow Oil plc
	1,725	6.00%, 11/01/2020 ■	1,751
			33,774
		Pipeline Transportation - 1.3%
		El Paso Corp.
	674	7.80%, 08/01/2031	717
		Energy Transfer Equity L.P.
	2,588	7.50%, 10/15/2020	2,960
		Kinder Morgan Finance Co.
	2,850	6.00%, 01/15/2018 ■	3,085
			6,762
		Plastics and Rubber Products Manufacturing - 0.8%
		Associated Materials LLC
	1,005	9.13%, 11/01/2017	1,058
		Nortek, Inc.
	2,785	8.50%, 04/15/2021	3,112
			4,170
		Primary Metal Manufacturing - 0.4%
		United States Steel Corp.
	2,120	7.38%, 04/01/2020	2,316

		Professional, Scientific and Technical Services - 0.8%
		SunGard Data Systems, Inc.
	490	6.63%, 11/01/2019	518
	1,808	7.38%, 11/15/2018	1,917
	1,520	7.63%, 11/15/2020	1,666
			4,101
		Real Estate, Rental and Leasing - 3.5%
		CBRE Services, Inc.
	2,940	5.00%, 03/15/2023	2,944
		Hertz Global Holdings, Inc.
	1,075	5.88%, 10/15/2020	1,146
	695	6.25%, 10/15/2022	744
		International Lease Finance Corp.
	8,421	5.88%, 04/01/2019 - 08/15/2022	9,176
	1,720	6.25%, 05/15/2019	1,896
	535	8.88%, 09/01/2017	637
		Kennedy-Wilson, Inc.
	1,240	5.88%, 04/01/2024	1,240
			17,783
		Retail Trade - 4.5%
		99 Cents Only Stores
	3,545	11.00%, 12/15/2019	4,033
		AmeriGas Partners L.P.
	3,336	6.25%, 08/20/2019	3,586
		Aramark Corp.
	3,825	5.75%, 03/15/2020	4,040

3

Hartford High Yield HLS Fund

Schedule of Investments — (continued)

March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Corporate Bonds - 86.1% - (continued)
	Retail Trade - 4.5% - (continued)
	GRD Holding III Corp.
$3,095	10.75%, 06/01/2019 ■	$3,405
	Michaels Stores, Inc.
3,190	7.75%, 11/01/2018	3,409
	Party City Holdings, Inc.
1,080	8.88%, 08/01/2020	1,203
	Party City Nextco Holdings
2,995	8.75%, 08/15/2019 ■	3,096
		22,772
	Transportation Equipment Manufacturing - 0.4%
	Huntington Ingalls Industries, Inc.
1,785	7.13%, 03/15/2021	1,970

	Utilities - 1.2%
	AES (The) Corp.
393	8.00%, 10/15/2017	465
	Dolphin Subsidiary II, Inc.
3,685	7.25%, 10/15/2021	3,805
	Texas Competitive Electric Co.
2,765	11.50%, 10/01/2020 ■	2,122
		6,392
	Wholesale Trade - 0.5%
	J.M. Huber Corp.
2,290	9.88%, 11/01/2019 ■	2,634

	Total Corporate Bonds
	(Cost $420,521)	$440,401

Senior Floating Rate Interests ♦ - 7.2%
	Arts, Entertainment and Recreation - 0.5%
	Tribune Co.
$2,803	4.00%, 12/27/2020	$2,800

	Computer and Electronic Product Manufacturing - 0.4%
	Freescale Semiconductor, Inc.
2,040	5.00%, 01/15/2021	2,059

	Finance and Insurance - 1.1%
	Asurion LLC
2,288	4.25%, 07/08/2020	2,278
2,457	5.00%, 05/24/2019	2,461
945	8.50%, 03/03/2021	975
		5,714
	Mining - 0.5%
	Arch Coal, Inc.
2,627	6.25%, 05/16/2018	2,587

	Other Services - 1.3%
	Gardner Denver, Inc.
3,000	4.25%, 07/30/2020	2,999
	Rexnord LLC
3,672	4.00%, 08/21/2020	3,671
		6,670
	Petroleum and Coal Products Manufacturing - 0.4%
	Crosby Worldwide, Ltd.
2,140	4.00%, 11/23/2020	2,127

	Retail Trade - 1.8%
	EB Sports Corp.
5,436	11.50%, 12/31/2015 Þ	5,409
	Lands' End, Inc.
1,400	03/12/2021 ◊☼	1,397
	Neiman Marcus (The) Group, Inc.
2,215	4.25%, 10/25/2020	2,221
		9,027
	Soap, Cleaning Compound and Toilet Manufacturing - 0.3%
	Spotless Group
1,393	5.00%, 10/02/2018	1,410

	Utilities - 0.9%
	Calpine Corp.
515	4.00%, 10/31/2020	516
	Texas Competitive Electric Holdings Co. LLC
5,425	4.74%, 10/10/2017	3,906
		4,422
	Total Senior Floating Rate Interests
	(Cost $36,511)	$36,816

Common Stocks - 0.2%
	Energy - 0.2%
206,275	KCA Deutag ⌂●†	$1,110

	Software and Services - 0.0%
38	Stratus Technologies, Inc. ⌂●†	3

	Total Common Stocks
	(Cost $2,795)	$1,113

Preferred Stocks - 1.7%
	Diversified Financials - 1.2%
5	Citigroup Capital XIII	$149
221	GMAC Capital Trust I ۞	6,025
		6,174
	Software and Services - 0.1%
9	Stratus Technologies, Inc. ⌂†	164

	Telecommunication Services - 0.4%
36	Intelsat S.A., 5.75% ۞	1,929

	Total Preferred Stocks
	(Cost $7,205)	$8,267

	Total Long-Term Investments
	(Cost $469,511)	$486,597

Short-Term Investments - 1.6%
Repurchase Agreements - 1.6%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $374, collateralized by FNMA 3.50% - 4.00%, 2028 - 2043, value of $382)
$374	0.08%, 3/31/2014	$374

4

Hartford High Yield HLS Fund

Schedule of Investments — (continued)

March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Short-Term Investments - 1.6% - (continued)
Repurchase Agreements - 1.6% - (continued)
Bank of Montreal TriParty Repurchase Agreement
(maturing on 04/01/2014 in the amount of
$1,082, collateralized by FHLMC 2.50% -
4.50%, 2026 - 2043, FNMA 2.00% - 3.00%,
2027 - 2028, GNMA 3.50%, 2043, U.S.
Treasury Note 0.25% - 1.38%, 2015 - 2018,
	value of $1,104)
$1,082	0.10%, 3/31/2014		$1,082
Bank of Montreal TriParty Repurchase Agreement
(maturing on 04/01/2014 in the amount of
$1,482, collateralized by U.S. Treasury Bond
2.75% - 11.25%, 2015 - 2043, U.S. Treasury
Note 0.13% - 4.50%, 2014 - 2023, value of
	$1,511)
1,482	0.05%, 3/31/2014		1,482
	Barclays Capital TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $723, collateralized by U.S. Treasury Note 0.75% - 2.75%, 2018 - 2023, value of $737)
723	0.02%, 3/31/2014		723
	Barclays Capital TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $150, collateralized by U.S. Treasury Note 1.75%, 2023, value of $153)
150	0.06%, 3/31/2014		150
Citigroup Global Markets, Inc. TriParty Repurchase
Agreement (maturing on 04/01/2014 in the
amount of $1,934, collateralized by U.S.
Treasury Bill 0.05% - 0.08%, 2014, U.S.
Treasury Bond 3.13% - 9.88%, 2015 - 2043,
U.S. Treasury Note 0.25% - 2.38%, 2015 -
	2021, value of $1,973)
1,934	0.05%, 3/31/2014		1,934
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $159, collateralized by FHLB 0.17%, 2014, FHLMC 1.55%, 2018, value of $163)
159	0.12%, 3/31/2014		159
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $21, collateralized by U.S. Treasury Note 1.88%, 2014, value of $22)
21	0.05%, 3/31/2014		21
TD Securities TriParty Repurchase Agreement
(maturing on 04/01/2014 in the amount of
$2,369, collateralized by FHLMC 3.50% -
4.00%, 2026 - 2042, FNMA 1.00% - 5.00%,
2017 - 2044, U.S. Treasury Note 0.75% -
	2.50%, 2017 - 2023, value of $2,416)
2,369	0.08%, 3/31/2014		2,369
	UBS Securities, Inc. Repurchase Agreement (maturing on 04/01/2014 in the amount of $18, collateralized by U.S. Treasury Note 4.50%, 2017, value of $18)
18	0.04%, 3/31/2014		18
			8,312
	Total Short-Term Investments
	(Cost $8,312)		$8,312

	Total Investments
	(Cost $477,823) ▲	96.8%	$494,909
	Other Assets and Liabilities	3.2%	16,465
	Total Net Assets	100.0%	$511,374

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2014, the cost of securities for federal income tax purposes was $477,961 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	24,740
Unrealized Depreciation	$(7,792)
Net Unrealized Appreciation	$16,948

†	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2014, the aggregate value of these securities was $1,277, which represents 0.2% of total net assets.

●	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

Ψ	The company is in bankruptcy. The investment held by the Fund is current with respect to interest payments.

5

Hartford High Yield HLS Fund

Schedule of Investments — (continued)

March 31, 2014 (Unaudited)
(000’s Omitted)

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $4,104 at March 31, 2014.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2014.

◊	All or a portion of this position represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of March 31, 2014.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2014, the aggregate value of these securities was $193,949, which represents 37.9% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2014, the aggregate value of these securities was $1,724, which represents 0.3% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
03/2011	206,275	KCA Deutag	$2,796
03/2010 - 04/2010	38	Stratus Technologies, Inc.	–
03/2010 - 04/2010	9	Stratus Technologies, Inc. Preferred	–

At March 31, 2014, the aggregate value of these securities was $1,277, which represents 0.2% of total net assets.

۞	Convertible security.

♠	Perpetual maturity security. Maturity date shown is the next call date.

Þ	This security may pay interest in additional principal instead of cash.

╬	All principal or contract amounts are in U.S. dollars unless otherwise indicated.

Foreign Currency Contracts Outstanding at March 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
CAD	Sell	04/24/2014	RBC	$1,232	$1,230	$2	$–
EUR	Sell	04/24/2014	BOA	1,179	1,178	1	–
						$3	$–

6

Hartford High Yield HLS Fund

Schedule of Investments — (continued)

March 31, 2014 (Unaudited)
(000’s Omitted)

Centrally Cleared Credit Default Swap Contracts Outstanding at March 31, 2014

	Clearing	Notional		(Pay)/ Receive Fixed	Expiration		Market	Unrealized Appreciation/ (Depreciation)		Variation Margin
Reference Entity	House (a)	Amount (b)		Rate	Date	Cost Basis	Value ╪	Asset	Liability	Asset	Liability
Credit default swaps on traded indices:
Sell protection:
CDX.NA.HY.21	CME	USD	23,820	5.00%	12/20/18	$1,905	$1,894	$–	$(11)	$58	$–

(a)	The FCM to the contracts is GSC.

(b)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement..

Cash of $988 was pledged as initial margin deposit and collateral for daily variation margin loss on centrally cleared swap contracts as of March 31, 2014.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BOA	Banc of America Securities LLC
CME	Chicago Mercantile Exchange
FCM	Futures Commission Merchant
GSC	Goldman Sachs & Co.
RBC	RBC Dominion Securities, Inc.

Currency Abbreviations:
CAD	Canadian Dollar
EUR	EURO
USD	U.S. Dollar

Index Abbreviations:
CDX.NA.HY	Credit Derivatives North American High Yield

Other Abbreviations:
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate

7

Hartford High Yield HLS Fund

Schedule of Investments — (continued)

March 31, 2014 (Unaudited)
(000’s Omitted)

Credit Exposure
as of March 31, 2014
Credit Rating *	Percentage of Net Assets
Baa / BBB	0.8%
Ba / BB	25.8
B	41.1
Caa / CCC or Lower	23.0
Not Rated	2.6
Non-Debt Securities and Other Short-Term Instruments	3.5
Other Assets and Liabilities	3.2
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service and typically range from AAA/Aaa (highest) to C/D (lowest). If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.

Diversification by Security Type
as of March 31, 2014
Category	Percentage of Net Assets
Equity Securities
Common Stocks	0.2%
Preferred Stocks	1.7
Total	1.9%
Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	0.0%
Corporate Bonds	86.1
Senior Floating Rate Interests	7.2
Total	93.3%
Short-Term Investments	1.6%
Other Assets and Liabilities	3.2
Total	100.0%

8

Hartford High Yield HLS Fund

Schedule of Investments — (continued)

March 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

March 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$–	$–	$–	$–
Common Stocks ‡	1,113	–	–	1,113
Corporate Bonds	440,401	–	440,401	–
Preferred Stocks	8,267	8,103	–	164
Senior Floating Rate Interests	36,816	–	36,816	–
Short-Term Investments	8,312	–	8,312	–
Total	$494,909	$8,103	$485,529	$1,277
Foreign Currency Contracts *	3	–	3	–
Total	$3	$–	$3	$–
Liabilities:
Credit Default Swaps *	11	–	11	–
Total	$11	$–	$11	$–

♦	For the three-month period ended March 31, 2014, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2014
Assets:
Asset & Commercial Mortgage Backed Securities	$—	$—	$—	*	$—	$—	$—	$—	$—	$—
Common Stocks	1,526	—	(413	)†	—	—	—	—	—	1,113
Preferred Stocks	160	—	4	‡	—	—	—	—	—	164
Total	$1,686	$—	$(409)		$—	$—	$—	$—	$—	$1,277

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at March 31, 2014 was zero.
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at March 31, 2014 was $(413).
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at March 31, 2014 was $4.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

9

Hartford Index HLS Fund
Schedule of Investments
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 98.9%
	Automobiles and Components - 1.1%
16	BorgWarner, Inc.	$970
19	Delphi Automotive plc	1,313
274	Ford Motor Co.	4,271
90	General Motors Co.	3,113
17	Goodyear (The) Tire & Rubber Co.	450
15	Harley-Davidson, Inc.	1,018
46	Johnson Controls, Inc.	2,180
		13,315
	Banks - 3.0%
49	BB&T Corp.	1,983
13	Comerica, Inc.	653
59	Fifth Third Bancorp	1,356
33	Hudson City Bancorp, Inc.	324
58	Huntington Bancshares, Inc.	576
62	KeyCorp	879
9	M&T Bank Corp.	1,102
22	People's United Financial, Inc.	321
37	PNC Financial Services Group, Inc.	3,222
99	Regions Financial Corp.	1,095
37	SunTrust Banks, Inc.	1,476
127	US Bancorp	5,422
332	Wells Fargo & Co.	16,535
13	Zions Bancorporation	397
		35,341
	Capital Goods - 7.9%
44	3M Co.	5,929
17	AMETEK, Inc.	875
47	Boeing Co.	5,955
44	Caterpillar, Inc.	4,401
12	Cummins, Inc.	1,795
42	Danaher Corp.	3,130
26	Deere & Co.	2,333
12	Dover Corp.	967
33	Eaton Corp. plc	2,476
49	Emerson Electric Co.	3,263
19	Fastenal Co.	936
10	Flowserve Corp.	746
11	Fluor Corp.	866
23	General Dynamics Corp.	2,456
696	General Electric Co.	18,032
54	Honeywell International, Inc.	5,054
27	Illinois Tool Works, Inc.	2,203
18	Ingersoll-Rand plc	1,025
9	Jacobs Engineering Group, Inc. ●	582
7	Joy Global, Inc.	404
6	L-3 Communications Holdings, Inc.	705
19	Lockheed Martin Corp.	3,060
25	Masco Corp.	549
15	Northrop Grumman Corp.	1,852
25	PACCAR, Inc.	1,661
8	Pall Corp.	686
10	Parker-Hannifin Corp.	1,237
14	Pentair Ltd.	1,084
10	Precision Castparts Corp.	2,553
15	Quanta Services, Inc. ●	557
22	Raytheon Co.	2,160
10	Rockwell Automation, Inc.	1,198
9	Rockwell Collins, Inc.	752
7	Roper Industries, Inc.	926
4	Snap-On, Inc.	452
11	Stanley Black & Decker, Inc.	879
20	Textron, Inc.	771
58	United Technologies Corp.	6,831
4	W.W. Grainger, Inc.	1,078
13	Xylem, Inc.	468
		92,887
	Commercial and Professional Services - 0.7%
13	ADT (The) Corp.	381
7	Avery Dennison Corp.	339
7	Cintas Corp.	419
3	Dun & Bradstreet Corp.	258
8	Equifax, Inc. ●	573
12	Iron Mountain, Inc.	328
20	Nielsen Holdings N.V.	879
14	Pitney Bowes, Inc.	365
19	Republic Services, Inc.	641
9	Robert Half International, Inc.	398
6	Stericycle, Inc. ●	669
32	Tyco International Ltd.	1,354
30	Waste Management, Inc.	1,264
		7,868
	Consumer Durables and Apparel - 1.3%
19	Coach, Inc.	956
20	D.R. Horton, Inc.	428
3	Fossil Group, Inc. ●	385
9	Garmin Ltd.	472
5	Harman International Industries, Inc.	501
8	Hasbro, Inc.	453
10	Leggett & Platt, Inc.	315
12	Lennar Corp.	483
24	Mattel, Inc.	948
13	Michael Kors Holdings Ltd. ●	1,166
4	Mohawk Industries, Inc. ●	571
19	Newell Rubbermaid, Inc.	579
52	NIKE, Inc. Class B	3,815
24	Pulte Group, Inc.	457
6	PVH Corp.	711
4	Ralph Lauren Corp.	657
24	V.F. Corp.	1,515
5	Whirlpool Corp.	809
		15,221
	Consumer Services - 1.7%
30	Carnival Corp.	1,150
2	Chipotle Mexican Grill, Inc. ●	1,199
9	Darden Restaurants, Inc.	462
19	H & R Block, Inc.	576
17	International Game Technology	241
15	Marriott International, Inc. Class A	862
69	McDonald's Corp.	6,732
52	Starbucks Corp.	3,851
13	Starwood Hotels & Resorts, Inc.	1,064
9	Wyndham Worldwide Corp.	651
6	Wynn Resorts Ltd.	1,250
31	Yum! Brands, Inc.	2,320
		20,358

1

Hartford Index HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 98.9% - (continued)
	Diversified Financials - 6.8%
63	American Express Co.	$5,710
13	Ameriprise Financial, Inc.	1,463
734	Bank of America Corp.	12,618
79	Bank of New York Mellon Corp.	2,781
9	BlackRock, Inc.	2,757
40	Capital One Financial Corp.	3,070
81	Charles Schwab Corp.	2,216
211	Citigroup, Inc.	10,034
22	CME Group, Inc.	1,624
33	Discover Financial Services, Inc.	1,901
20	E*Trade Financial Corp. ●	461
28	Franklin Resources, Inc.	1,518
29	Goldman Sachs Group, Inc.	4,785
8	IntercontinentalExchange Group, Inc.	1,576
30	Invesco Ltd.	1,111
263	JP Morgan Chase & Co.	15,958
7	Legg Mason, Inc.	355
22	Leucadia National Corp.	610
13	Moody's Corp.	1,036
97	Morgan Stanley	3,036
8	Nasdaq OMX Group, Inc.	300
15	Northern Trust Corp.	1,014
30	SLM Corp.	728
30	State Street Corp.	2,084
18	T. Rowe Price Group, Inc.	1,495
		80,241
	Energy - 10.0%
35	Anadarko Petroleum Corp.	2,964
27	Apache Corp.	2,274
30	Baker Hughes, Inc.	1,972
29	Cabot Oil & Gas Corp.	993
15	Cameron International Corp. ●	929
35	Chesapeake Energy Corp.	900
133	Chevron Corp.	15,757
85	ConocoPhillips Holding Co.	5,988
16	Consol Energy, Inc.	636
25	Denbury Resources, Inc.	405
27	Devon Energy Corp.	1,781
5	Diamond Offshore Drilling, Inc.	235
16	Ensco plc	858
19	EOG Resources, Inc.	3,713
10	EQT Corp.	1,013
300	Exxon Mobil Corp.	29,297
16	FMC Technologies, Inc. ●	858
59	Halliburton Co.	3,478
7	Helmerich & Payne, Inc.	805
19	Hess Corp.	1,574
46	Kinder Morgan, Inc.	1,510
48	Marathon Oil Corp.	1,718
20	Marathon Petroleum Corp.	1,783
12	Murphy Oil Corp.	753
18	Nabors Industries Ltd.	447
30	National Oilwell Varco, Inc.	2,315
9	Newfield Exploration Co. ●	297
18	Noble Corp. plc	578
25	Noble Energy, Inc.	1,777
55	Occidental Petroleum Corp.	5,253
19	Peabody Energy Corp.	308
41	Phillips 66	3,145
10	Pioneer Natural Resources Co.	1,850
12	QEP Resources, Inc.	366
11	Range Resources Corp.	943
9	Rowan Cos. plc Class A ●	292
91	Schlumberger Ltd.	8,844
24	Southwestern Energy Co. ●	1,126
47	Spectra Energy Corp.	1,720
9	Tesoro Corp.	461
24	Transocean, Inc.	974
37	Valero Energy Corp.	1,965
48	Williams Cos., Inc.	1,930
		116,785
	Food and Staples Retailing - 2.3%
30	Costco Wholesale Corp.	3,404
82	CVS Caremark Corp.	6,146
36	Kroger (The) Co.	1,566
16	Safeway, Inc.	592
41	Sysco Corp.	1,468
61	Walgreen Co.	4,008
112	Wal-Mart Stores, Inc.	8,580
26	Whole Foods Market, Inc.	1,307
		27,071
	Food, Beverage and Tobacco - 5.2%
138	Altria Group, Inc.	5,178
46	Archer-Daniels-Midland Co.	1,984
11	Beam, Inc.	957
11	Brown-Forman Corp.	1,008
12	Campbell Soup Co.	556
263	Coca-Cola Co.	10,169
16	Coca-Cola Enterprises, Inc.	786
29	ConAgra Foods, Inc.	904
12	Constellation Brands, Inc. Class A ●	990
14	Dr. Pepper Snapple Group	744
43	General Mills, Inc.	2,248
10	Hershey Co.	1,083
9	Hormel Foods Corp.	458
7	J.M. Smucker Co.	696
18	Kellogg Co.	1,120
9	Keurig Green Mountain, Inc.	950
41	Kraft Foods Group, Inc.	2,325
25	Lorillard, Inc.	1,360
9	McCormick & Co., Inc.	654
14	Mead Johnson Nutrition Co.	1,164
11	Molson Coors Brewing Co.	647
118	Mondelez International, Inc.	4,078
9	Monster Beverage Corp. ●	653
106	PepsiCo, Inc.	8,827
110	Philip Morris International, Inc.	9,008
22	Reynolds American, Inc.	1,155
19	Tyson Foods, Inc. Class A	822
		60,524
	Health Care Equipment and Services - 4.3%
107	Abbott Laboratories	4,124
25	Aetna, Inc.	1,885
16	AmerisourceBergen Corp.	1,047
5	Bard (C.R.), Inc.	801
38	Baxter International, Inc.	2,776

2

Hartford Index HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 98.9% - (continued)
	Health Care Equipment and Services - 4.3% - (continued)
13	Becton, Dickinson & Co.	$1,569
92	Boston Scientific Corp. ●	1,243
24	Cardinal Health, Inc.	1,664
14	CareFusion Corp. ●	581
21	Cerner Corp. ●	1,157
19	CIGNA Corp.	1,591
31	Covidien plc	2,303
12	DaVita HealthCare Partners, Inc. ●	842
10	Dentsply International, Inc.	455
7	Edwards Lifesciences Corp. ●	549
54	Express Scripts Holding Co. ●	4,042
11	Humana, Inc.	1,206
3	Intuitive Surgical, Inc. ●	1,162
6	Laboratory Corp. of America Holdings ●	579
16	McKesson Corp.	2,820
70	Medtronic, Inc.	4,277
6	Patterson Cos., Inc.	238
10	Quest Diagnostics, Inc.	577
20	St. Jude Medical, Inc.	1,287
20	Stryker Corp.	1,669
7	Tenet Healthcare Corp. ●	287
69	UnitedHealth Group, Inc.	5,634
7	Varian Medical Systems, Inc. ●	601
20	Wellpoint, Inc.	1,957
12	Zimmer Holdings, Inc.	1,111
		50,034
	Household and Personal Products - 2.1%
30	Avon Products, Inc.	442
9	Clorox Co.	791
61	Colgate-Palmolive Co.	3,929
18	Estee Lauder Co., Inc.	1,186
26	Kimberly-Clark Corp.	2,904
188	Procter & Gamble Co.	15,168
		24,420
	Insurance - 4.2%
24	ACE Ltd.	2,348
33	Aflac, Inc.	2,099
32	Allstate (The) Corp.	1,783
103	American International Group, Inc.	5,164
21	Aon plc	1,761
5	Assurant, Inc.	329
127	Berkshire Hathaway, Inc. Class B ●	15,865
17	Chubb Corp.	1,545
10	Cincinnati Financial Corp.	504
35	Genworth Financial, Inc. ●	620
19	Lincoln National Corp.	977
22	Loews Corp.	953
38	Marsh & McLennan Cos., Inc.	1,876
82	MetLife, Inc.	4,332
20	Principal Financial Group, Inc.	923
39	Progressive Corp.	935
34	Prudential Financial, Inc.	2,860
6	Torchmark Corp.	506
25	Travelers Cos., Inc.	2,115
19	Unum Group	667
19	XL Group plc	608
		48,770
	Materials - 3.5%
15	Air Products & Chemicals, Inc.	1,755
5	Airgas, Inc.	498
75	Alcoa, Inc.	963
7	Allegheny Technologies, Inc.	281
10	Ball Corp.	536
7	Bemis Co., Inc.	275
4	CF Industries Holdings, Inc.	992
11	Cliff's Natural Resources, Inc.	218
84	Dow Chemical Co.	4,100
64	E.I. DuPont de Nemours & Co.	4,321
11	Eastman Chemical Co.	915
19	Ecolab, Inc.	2,034
9	FMC Corp.	708
72	Freeport-McMoRan Copper & Gold, Inc.	2,385
6	International Flavors & Fragrances, Inc.	543
30	International Paper Co.	1,398
30	LyondellBasell Industries Class A	2,668
12	MeadWestvaco Corp.	456
36	Monsanto Co.	4,146
24	Mosaic Co.	1,178
35	Newmont Mining Corp.	810
22	Nucor Corp.	1,115
11	Owens-Illinois, Inc. ●	388
10	PPG Industries, Inc.	1,854
20	Praxair, Inc.	2,677
14	Sealed Air Corp.	448
6	Sherwin-Williams Co.	1,165
8	Sigma-Aldrich Corp.	771
10	United States Steel Corp.	277
9	Vulcan Materials Co.	603
		40,478
	Media - 3.7%
15	Cablevision Systems Corp.	252
38	CBS Corp. Class B	2,370
181	Comcast Corp. Class A	9,050
33	DirecTV ●	2,514
15	Discovery Communications, Inc. ●	1,279
16	Gannett Co., Inc.	436
—	Graham Holdings Co.	239
29	Interpublic Group of Cos., Inc.	505
19	McGraw Hill Financial, Inc.	1,438
35	News Corp. Class A ●	595
18	Omnicom Group, Inc.	1,303
8	Scripps Networks Interactive Class A	577
19	Time Warner Cable, Inc.	2,646
62	Time Warner, Inc.	4,047
135	Twenty-First Century Fox, Inc.	4,308
28	Viacom, Inc. Class B	2,353
113	Walt Disney Co.	9,057
		42,969
	Pharmaceuticals, Biotechnology and Life Sciences - 8.9%
110	AbbVie, Inc.	5,667
12	Actavis plc ●	2,489
23	Agilent Technologies, Inc.	1,294
14	Alexion Pharmaceuticals, Inc. ●	2,084
21	Allergan, Inc.	2,566
52	Amgen, Inc.	6,465
16	Biogen Idec, Inc. ●	5,034

3

Hartford Index HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 98.9% - (continued)
	Pharmaceuticals, Biotechnology and Life Sciences - 8.9% - (continued)
114	Bristol-Myers Squibb Co.	$5,929
28	Celgene Corp. ●	3,930
68	Eli Lilly & Co.	4,027
17	Forest Laboratories, Inc. ●	1,526
107	Gilead Sciences, Inc. ●	7,566
12	Hospira, Inc. ●	500
196	Johnson & Johnson	19,287
204	Merck & Co., Inc.	11,588
26	Mylan, Inc. ●	1,262
8	PerkinElmer, Inc.	351
9	Perrigo Co. plc	1,436
443	Pfizer, Inc.	14,234
5	Regeneron Pharmaceuticals, Inc. ●	1,636
27	Thermo Fisher Scientific, Inc.	3,270
16	Vertex Pharmaceuticals, Inc. ●	1,160
6	Waters Corp. ●	645
35	Zoetis, Inc.	1,006
		104,952
	Real Estate - 2.0%
27	American Tower Corp. REIT	2,249
10	Apartment Investment & Management Co. Class A REIT	307
8	AvalonBay Communities, Inc. REIT	1,113
11	Boston Properties, Inc. REIT	1,214
19	CBRE Group, Inc. ●	530
23	Equity Residential Properties Trust REIT	1,350
36	General Growth Properties, Inc. REIT	796
32	HCP, Inc. REIT	1,230
20	Health Care, Inc. REIT	1,203
53	Host Hotels & Resorts, Inc. REIT	1,064
28	Kimco Realty Corp. REIT	622
10	Macerich Co. REIT	608
12	Plum Creek Timber Co., Inc. REIT	516
35	ProLogis L.P. REIT	1,414
10	Public Storage REIT	1,688
22	Simon Property Group, Inc. REIT	3,574
20	Ventas, Inc. REIT	1,237
12	Vornado Realty Trust REIT	1,188
41	Weyerhaeuser Co. REIT	1,192
		23,095
	Retailing - 4.2%
26	Amazon.com, Inc. ●	8,683
4	AutoNation, Inc. ●	235
2	AutoZone, Inc. ●	1,268
15	Bed Bath & Beyond, Inc. ●	1,018
19	Best Buy Co., Inc.	500
16	CarMax, Inc. ●	727
20	Dollar General Corp. ●	1,135
14	Dollar Tree, Inc. ●	752
7	Expedia, Inc.	517
7	Family Dollar Stores, Inc.	386
8	GameStop Corp. Class A	330
18	Gap, Inc.	736
11	Genuine Parts Co.	928
98	Home Depot, Inc.	7,732
14	Kohl's Corp.	791
17	L Brands, Inc.	963
73	Lowe's Cos., Inc.	3,548
26	Macy's, Inc.	1,519
4	Netflix, Inc. ●	1,456
10	Nordstrom, Inc.	618
7	O'Reilly Automotive, Inc. ●	1,091
7	PetSmart, Inc.	496
15	Ross Stores, Inc.	1,069
45	Staples, Inc.	512
44	Target Corp.	2,656
4	The Priceline Group, Inc. ●	4,302
8	Tiffany & Co.	658
49	TJX Cos., Inc.	2,994
10	Tractor Supply Co.	685
8	TripAdvisor, Inc. ●	700
8	Urban Outfitters, Inc. ●	276
		49,281
	Semiconductors and Semiconductor Equipment - 2.1%
22	Altera Corp.	798
22	Analog Devices, Inc.	1,153
84	Applied Materials, Inc.	1,716
38	Broadcom Corp. Class A	1,205
5	First Solar, Inc. ●	344
345	Intel Corp.	8,909
12	KLA-Tencor Corp.	798
11	Lam Research Corp. ●	620
16	Linear Technology Corp.	798
39	LSI Corp.	429
14	Microchip Technology, Inc.	660
74	Micron Technology, Inc. ●	1,742
38	NVIDIA Corp.	688
75	Texas Instruments, Inc.	3,551
18	Xilinx, Inc.	1,003
		24,414
	Software and Services - 10.2%
44	Accenture plc	3,524
32	Adobe Systems, Inc. ●	2,117
12	Akamai Technologies, Inc. ●	724
4	Alliance Data Systems Corp. ●	1,008
16	Autodesk, Inc. ●	776
33	Automatic Data Processing, Inc.	2,582
22	CA, Inc.	692
13	Citrix Systems, Inc. ●	735
42	Cognizant Technology Solutions Corp. ●	2,132
10	Computer Sciences Corp.	618
81	eBay, Inc. ●	4,470
22	Electronic Arts, Inc. ●	624
119	Facebook, Inc. ●	7,145
20	Fidelity National Information Services, Inc.	1,078
18	Fiserv, Inc. ●	999
20	Google, Inc. ●	21,798
68	IBM Corp.	13,085
20	Intuit, Inc.	1,526
71	Mastercard, Inc.	5,291
524	Microsoft Corp.	21,492
240	Oracle Corp.	9,833
22	Paychex, Inc.	957
13	Red Hat, Inc. ●	697
39	Salesforce.com, Inc. ●	2,222

4

Hartford Index HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Common Stocks - 98.9% - (continued)
	Software and Services - 10.2% - (continued)
48	Symantec Corp.		$958
11	Teradata Corp. ●		544
11	Total System Services, Inc.		348
9	VeriSign, Inc. ●		470
35	Visa, Inc.		7,585
38	Western Union Co.		622
77	Xerox Corp.		874
65	Yahoo!, Inc. ●		2,341
			119,867
	Technology Hardware and Equipment - 6.1%
6	Allegion plc		323
11	Amphenol Corp. Class A		1,006
62	Apple, Inc.		33,235
358	Cisco Systems, Inc.		8,013
97	Corning, Inc.		2,012
141	EMC Corp.		3,856
5	F5 Networks, Inc. ●		561
10	FLIR Systems, Inc.		354
7	Harris Corp.		542
132	Hewlett-Packard Co.		4,256
13	Jabil Circuit, Inc.		234
35	Juniper Networks, Inc. ●		897
16	Motorola Solutions, Inc.		1,007
23	NetApp, Inc.		849
117	Qualcomm, Inc.		9,260
16	SanDisk Corp.		1,270
23	Seagate Technology plc		1,283
29	TE Connectivity Ltd.		1,717
15	Western Digital Corp.		1,340
			72,015
	Telecommunication Services - 2.6%
361	AT&T, Inc.		12,677
40	CenturyLink, Inc.		1,317
23	Crown Castle International Corp.		1,708
69	Frontier Communications Co.		396
287	Verizon Communications, Inc.		13,676
41	Windstream Holdings, Inc.		341
			30,115
	Transportation - 1.9%
10	C.H. Robinson Worldwide, Inc.		540
70	CSX Corp.		2,027
59	Delta Air Lines, Inc.		2,043
14	Expeditors International of Washington, Inc.		558
19	FedEx Corp.		2,551
8	Kansas City Southern		781
21	Norfolk Southern Corp.		2,087
4	Ryder System, Inc.		293
49	Southwest Airlines Co.		1,150
32	Union Pacific Corp.		5,919
49	United Parcel Service, Inc. Class B		4,800
			22,749
	Utilities - 3.1%
46	AES (The) Corp.		652
8	AGL Resources, Inc.		405
17	Ameren Corp.		696
34	American Electric Power Co., Inc.		1,718
30	CenterPoint Energy, Inc.		704
18	CMS Energy Corp.		541
20	Consolidated Edison, Inc.		1,090
40	Dominion Resources, Inc.		2,864
12	DTE Energy Co.		914
49	Duke Energy Corp.		3,496
23	Edison International		1,278
12	Entergy Corp.		832
60	Exelon Corp.		1,999
29	FirstEnergy Corp.		989
6	Integrys Energy Group, Inc.		329
30	NextEra Energy, Inc.		2,890
22	NiSource, Inc.		776
22	Northeast Utilities		997
23	NRG Energy, Inc.		718
14	Oneok, Inc.		852
17	Pepco Holdings, Inc.		356
32	PG&E Corp.		1,374
8	Pinnacle West Capital Corp.		417
44	PPL Corp.		1,450
35	Public Service Enterprise Group, Inc.		1,342
10	SCANA Corp.		504
16	Sempra Energy		1,525
62	Southern Co.		2,708
14	TECO Energy, Inc.		244
16	Wisconsin Energy Corp.		732
35	Xcel Energy, Inc.		1,050
			36,442
	Total Common Stocks
	( Cost $698,984)		$1,159,212

	Total Long-Term Investments
	(Cost $698,984)		$1,159,212

Short-Term Investments - 1.0%
Repurchase Agreements - 0.9%
	UBS Securities, Inc. TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $10,715, collateralized by U.S. Treasury Note 0.25% - 4.25%, 2015 - 2017, value of $10,929)
$10,715	0.05%, 3/31/2014		$10,715

U.S. Treasury Bills - 0.1%
850	0.07%, 07/10/2014 □○		$850

	Total Short-Term Investments
	(Cost $11,565)		$11,565

	Total Investments
	(Cost $710,549) ▲	99.9%	$1,170,777
	Other Assets and Liabilities	0.1%	1,486
	Total Net Assets	100.0%	$1,172,263

5

Hartford Index HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2014, the cost of securities for federal income tax purposes was $747,357 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$491,400
Unrealized Depreciation	(67,980)
Net Unrealized Appreciation	$423,420

●	Non-income producing.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

□	This security, or a portion of this security, is pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts held at March 31, 2014, as listed in the table below:

Futures Contracts Outstanding at March 31, 2014

	Number of	Expiration	Notional	Market	Unrealized Appreciation/ (Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset	Liability	Asset	Liability
Long position contracts:
S&P 500 Futures	28	06/19/2014	$12,995	$13,052	$57	$–	$114	$(7)

* The number of contracts does not omit 000's.

Cash of $300 was pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts at March 31, 2014.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
S&P	Standard & Poors

Other Abbreviations:
REIT	Real Estate Investment Trust

6

Hartford Index HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Diversification by Sector
as of March 31, 2014
Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	12.0%
Consumer Staples	9.6
Energy	10.0
Financials	16.0
Health Care	13.2
Industrials	10.5
Information Technology	18.4
Materials	3.5
Services	2.6
Utilities	3.1
Total	98.9%
Short-Term Investments	1.0
Other Assets and Liabilities	0.1
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

Investment Valuation Hierarchy Level Summary

March 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$1,159,212	$1,159,212	$–	$–
Short-Term Investments	11,565	–	11,565	–
Total	$1,170,777	$1,159,212	$11,565	$–
Futures *	57	57	–	–
Total	$57	$57	$–	$–

♦	For the three-month period ended March 31, 2014, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

7

Hartford International Opportunities HLS Fund
Schedule of Investments
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 95.9%
	Austria - 0.3%
148	Erste Group Bank AG	$5,078

	Belgium - 4.0%
436	Anheuser-Busch InBev N.V.	45,915
301	Umicore S.A.	15,330
		61,245
	Brazil - 0.1%
122	Mills Estruturas e Servicos de Engenharia S.A.	1,503

	Canada - 3.7%
1,177	Air Canada-Class A ●	5,886
463	Cameco Corp.	10,598
323	Canadian National Railway Co.	18,147
391	Tim Hortons, Inc.	21,629
		56,260
	China - 2.2%
100	58.com, Inc. ●	4,159
48	Baidu, Inc. ADR ●	7,238
1,366	ENN Energy Holdings Ltd.	9,530
11,302	Lenovo Group Ltd.	12,501
		33,428
	Finland - 0.6%
219	Kone Oyj Class B	9,186

	France - 14.1%
112	Accor S.A.	5,713
224	Air Liquide	30,348
173	AtoS	15,610
189	AXA S.A.	4,923
325	BNP Paribas	25,058
167	Capital Gemini S.A.	12,609
160	Cie Generale d'Optique Essilor International S.A.	16,158
279	Peugeot S.A.	5,253
944	Rexel S.A.	24,779
144	Safran S.A.	9,996
356	Schneider Electric S.A.	31,585
349	Societe Generale Class A	21,487
34	Technip S.A.	3,493
36	Unibail Rodamco REIT	9,435
		216,447
	Germany - 2.9%
49	Brenntag AG	9,168
37	Continental AG	8,899
699	Deutsche Lufthansa AG	18,317
110	Lanxess	8,282
		44,666
	Greece - 0.4%
6,673	Alpha Bank A.E. ●☼	6,547

	Hong Kong - 0.4%
1,793	MGM China Holdings Ltd.	6,336

	India - 0.6%
1,161	ITC Ltd.	6,865
58	United Spirits Ltd.	2,588
		9,453

	Ireland - 3.4%
133	Covidien plc	9,819
1,151	CRH plc ‡	32,234
560	Experian plc	10,111
		52,164
	Italy - 5.1%
1,311	Assicurazioni Generali S.p.A.	29,230
305	Banca Generali S.p.A.	10,057
3,991	Intesa Sanpaolo S.p.A.	13,541
4,252	Snam S.p.A.	24,907
		77,735
	Japan - 22.0%
547	AEON Co., Ltd.	6,160
114	AEON Mall Co., Ltd.	2,917
179	Aisin Seiki Co., Ltd.	6,472
563	Asahi Group Holdings Ltd.	15,793
838	Bank of Yokohama Ltd.	4,180
156	Daito Trust Construction Co., Ltd.	14,413
456	Daiwa House Industry Co., Ltd.	7,742
305	Dentsu, Inc.	11,538
231	Eisai Co., Ltd.	8,991
2,536	Isuzu Motors Ltd.	14,561
216	Japan Exchange Group, Inc.	5,270
232	Japan Tobacco, Inc.	7,275
396	KDDI Corp.	22,974
706	M3, Inc.	11,585
1,761	Mitsubishi Electric Corp.	19,823
2,495	Mitsubishi UFJ Financial Group, Inc.	13,740
409	Nippon Telegraph & Telephone Corp.	22,204
1,321	Nomura Holdings, Inc.	8,472
254	Nomura Research Institute Ltd.	8,022
333	Olympus Corp.	10,617
200	Ono Pharmaceutical Co., Ltd.	17,421
1,272	ORIX Corp.	17,933
1,077	Rakuten, Inc.	14,389
367	Rohm Co., Ltd.	16,370
265	Seven & I Holdings Co., Ltd.	10,079
1,113	T&D Holdings, Inc.	13,250
158	THK Co., Ltd.	3,540
368	Tokio Marine Holdings, Inc.	11,034
2,587	Toshiba Corp.	10,965
		337,730
	Marshall Islands - 0.2%
184	Tanker Investments Ltd. ●	2,385

	Mexico - 1.3%
1,150	Cemex S.A.B. de C.V. ADR ●	14,524
1,688	Fibra Uno Administracion S.A. REIT	5,461
		19,985
	Netherlands - 2.6%
5,324	Koninklijke (Royal) KPN N.V.	18,794
370	NXP Semiconductors N.V. ●	21,736
		40,530
	Panama - 0.5%
155	Avianca Holdings S.A. ADR ●	2,634
36	Copa Holdings S.A. Class A	5,170
		7,804
	Portugal - 0.6%
489	Galp Energia SGPS S.A.	8,432

1

Hartford International Opportunities HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 95.9% - (continued)
	South Korea - 1.1%
475	Hynix Semiconductor, Inc.	$16,120

	Sweden - 1.6%
473	Assa Abloy Ab	25,192

	Switzerland - 10.8%
89	Compagnie Financiere Richemont S.A.	8,543
807	Julius Baer Group Ltd.	35,850
543	Novartis AG	46,133
155	Roche Holding AG	46,658
1,369	UBS AG	28,336
		165,520
	Taiwan - 2.4%
9,449	Taiwan Semiconductor Manufacturing Co., Ltd.	37,177

	United Kingdom - 15.0%
232	Al Noor Hospitals Group	4,163
725	AstraZeneca plc	46,983
479	BAE Systems plc	3,329
2,956	Barclays Bank plc ADR	11,502
1,736	BG Group plc	32,407
3,289	BP plc	26,425
74	Derwent London plc REIT	3,352
746	Diageo Capital plc	23,159
1,495	Direct Line Insurance Group plc	5,920
323	Great Portland Est	3,403
3,131	Kingfisher plc	22,013
730	NMC Health plc	6,138
1,719	Rolls-Royce Holdings plc	30,780
244	Schroders plc	10,577
		230,151
	Total Common Stocks
	(Cost $1,296,346)	$1,471,074

Preferred Stocks - 2.2%
	Germany - 2.2%
335	ProSieben Sat.1 Media AG	$15,368
70	Volkswagen AG N.V.	18,030
		33,398
	Total Preferred Stocks
	(Cost $29,039)	$33,398

	Total Long-Term Investments
	(Cost $1,325,385)	$1,504,472

Short-Term Investments - 1.5%
	Repurchase Agreements - 1.5%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $1,010, collateralized by FNMA 3.50% - 4.00%, 2028 - 2043, value of $1,030)
$1,010	0.08%, 3/31/2014	$1,010
Bank of Montreal TriParty Repurchase Agreement
(maturing on 04/01/2014 in the amount of
$2,922, collateralized by FHLMC 2.50% -
4.50%, 2026 - 2043, FNMA 2.00% - 3.00%,
2027 - 2028, GNMA 3.50%, 2043, U.S. Treasury
Note 0.25% - 1.38%, 2015 - 2018, value of
	$2,980)
2,922	0.10%, 3/31/2014	2,922
Bank of Montreal TriParty Repurchase Agreement
(maturing on 04/01/2014 in the amount of
$4,000, collateralized by U.S. Treasury Bond
2.75% - 11.25%, 2015 - 2043, U.S. Treasury
Note 0.13% - 4.50%, 2014 - 2023, value of
	$4,080)
4,000	0.05%, 3/31/2014	4,000
	Barclays Capital TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $1,951, collateralized by U.S. Treasury Note 0.75% - 2.75%, 2018 - 2023, value of $1,990)
1,951	0.02%, 3/31/2014	1,951
	Barclays Capital TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $404, collateralized by U.S. Treasury Note 1.75%, 2023, value of $412)
404	0.06%, 3/31/2014	404
Citigroup Global Markets, Inc. TriParty Repurchase
Agreement (maturing on 04/01/2014 in the
amount of $5,220, collateralized by U.S.
Treasury Bill 0.05% - 0.08%, 2014, U.S.
Treasury Bond 3.13% - 9.88%, 2015 - 2043,
U.S. Treasury Note 0.25% - 2.38%, 2015 - 2021,
	value of $5,325)
5,220	0.05%, 3/31/2014	5,220
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $430, collateralized by FHLB 0.17%, 2014, FHLMC 1.55%, 2018, value of $439)
430	0.12%, 3/31/2014	430
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $58, collateralized by U.S. Treasury Note 1.88%, 2014, value of $59)
58	0.05%, 3/31/2014	58
TD Securities TriParty Repurchase Agreement
(maturing on 04/01/2014 in the amount of
$6,395, collateralized by FHLMC 3.50% -
4.00%, 2026 - 2042, FNMA 1.00% - 5.00%,
2017 - 2044, U.S. Treasury Note 0.75% - 2.50%,
	2017 - 2023, value of $6,523)
6,395	0.08%, 3/31/2014	6,395

2

Hartford International Opportunities HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Short-Term Investments - 1.5% - (continued)
	Repurchase Agreements - 1.5% - (continued)
	UBS Securities, Inc. Repurchase Agreement (maturing on 04/01/2014 in the amount of $48, collateralized by U.S. Treasury Note 4.50%, 2017, value of $49)
$48	0.04%, 3/31/2014		$48
			22,438
	Total Short-Term Investments
	(Cost $22,438)		$22,438

	Total Investments
	(Cost $1,347,823) ▲	99.6%	$1,526,910
	Other Assets and Liabilities	0.4%	6,678
	Total Net Assets	100.0%	$1,533,588

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At March 31, 2014, the cost of securities for federal income tax purposes was $1,357,185 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$205,108
Unrealized Depreciation	(35,383)
Net Unrealized Appreciation	$169,725

●	Non-income producing.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $5,975 at March 31, 2014.

Foreign Currency Contracts Outstanding at March 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
CAD	Sell	04/01/2014	BCLY	$4,079	$4,078	$1	$–
CAD	Sell	04/03/2014	BCLY	584	584	–	–
CHF	Sell	04/01/2014	CBK	11,427	11,429	–	(2)
EUR	Buy	04/02/2014	BCLY	768	770	2	–
EUR	Buy	04/03/2014	RBS	5,989	5,977	–	(12)
EUR	Sell	04/01/2014	BNP	37,267	37,274	–	(7)
EUR	Sell	04/03/2014	BNP	215	215	–	–
GBP	Sell	04/01/2014	BOA	18,600	18,595	5	–
GBP	Sell	04/03/2014	BOA	1,291	1,291	–	–
HKD	Sell	04/01/2014	BOA	2,493	2,493	–	–
JPY	Buy	04/03/2014	BCLY	657	657	–	–
JPY	Buy	04/02/2014	BOA	3,371	3,340	–	(31)
JPY	Sell	04/01/2014	BCLY	20,206	20,207	–	(1)
MXN	Sell	04/03/2014	BCLY	892	892	–	–
NOK	Buy	04/01/2014	BCLY	74	74	–	–
SEK	Sell	04/01/2014	BOA	2,221	2,224	–	(3)
						$8	$(56)

3

Hartford International Opportunities HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
RBS	RBS Greenwich Capital

Currency Abbreviations:
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	EURO
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican New Peso
NOK	Norwegian Krone
SEK	Swedish Krona

Other Abbreviations:
ADR	American Depositary Receipt
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

Diversification by Sector

as of March 31, 2014

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	10.3%
Consumer Staples	7.7
Energy	5.3
Financials	21.5
Health Care	14.7
Industrials	15.9
Information Technology	9.9
Materials	6.5
Services	4.1
Utilities	2.2
Total	98.1%
Short-Term Investments	1.5
Other Assets and Liabilities	0.4
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

Currency Concentration of Securities

as of March 31, 2014

Percentage of
Description	Net Assets
Brazilian Real	0.1%
British Pound	17.8
Canadian Dollar	3.0
Euro	31.4
Hong Kong Dollar	1.8
Indian Rupee	0.6
Japanese Yen	22.0
Mexican New Peso	0.4
Norwegian Krone	0.2
Republic of Korea Won	1.1
Swedish Krona	1.6
Swiss Franc	10.8
Taiwanese Dollar	2.4
United States Dollar	6.4
Other Assets and Liabilities	0.4
Total	100.0%

4

Hartford International Opportunities HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
March 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Austria	$5,078	$–	$5,078	$–
Belgium	61,245	–	61,245	–
Brazil	1,503	1,503	–	–
Canada	56,260	56,260	–	–
China	33,428	11,397	22,031	–
Finland	9,186	–	9,186	–
France	216,447	24,779	191,668	–
Germany	44,666	–	44,666	–
Greece	6,547	–	6,547	–
Hong Kong	6,336	–	6,336	–
India	9,453	–	9,453	–
Ireland	52,164	9,819	42,345	–
Italy	77,735	–	77,735	–
Japan	337,730	–	337,730	–
Marshall Islands	2,385	2,385	–	–
Mexico	19,985	19,985	–	–
Netherlands	40,530	21,736	18,794	–
Panama	7,804	7,804	–	–
Portugal	8,432	–	8,432	–
South Korea	16,120	–	16,120	–
Sweden	25,192	–	25,192	–
Switzerland	165,520	–	165,520	–
Taiwan	37,177	–	37,177	–
United Kingdom	230,151	16,221	213,930	–
Total	$1,471,074	$171,889	$1,299,185	$–
Preferred Stocks	33,398	–	33,398	–
Short-Term Investments	22,438	–	22,438	–
Total	$1,526,910	$171,889	$1,355,021	$–
Foreign Currency Contracts*	8	–	8	–
Total	$8	$–	$8	$–
Liabilities:
Foreign Currency Contracts*	56	–	56	–
Total	$56	$–	$56	$–

♦	For the three-month period ended March 31, 2014, investments valued at $25,301 were transferred from Level 2 to Level 1, and there were no transfers from Level 1 to Level 2. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

5

Hartford MidCap HLS Fund
Schedule of Investments
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 99.5%
	Automobiles and Components - 2.9%
715	Allison Transmission Holdings, Inc.	$21,413
392	Harley-Davidson, Inc.	26,094
		47,507
	Banks - 3.7%
90	Cullen/Frost Bankers, Inc.	6,953
192	East West Bancorp, Inc.	7,019
301	First Republic Bank	16,247
260	M&T Bank Corp.	31,480
		61,699
	Capital Goods - 8.5%
250	IDEX Corp.	18,201
338	Jacobs Engineering Group, Inc. ●	21,438
325	Lennox International, Inc.	29,505
277	MSC Industrial Direct Co., Inc.	24,008
323	PACCAR, Inc.	21,789
162	Pall Corp.	14,469
107	Wabco Holdings, Inc. ●	11,306
		140,716
	Commercial and Professional Services - 8.2%
407	Clean Harbors, Inc. ●	22,307
506	Equifax, Inc. ●	34,401
309	Manpowergroup, Inc.	24,383
733	Robert Half International, Inc.	30,763
553	Waste Connections, Inc.	24,261
		136,115
	Consumer Durables and Apparel - 1.7%
25	NVR, Inc. ●	28,688

	Diversified Financials - 4.0%
75	Greenhill & Co., Inc.	3,899
271	Invesco Ltd.	10,031
184	Moody's Corp.	14,585
130	MSCI, Inc. ●	5,586
634	SEI Investments Co.	21,299
132	T. Rowe Price Group, Inc.	10,865
		66,265
	Energy - 10.1%
285	Cabot Oil & Gas Corp.	9,671
768	Cobalt International Energy, Inc. ●	14,064
404	Consol Energy, Inc.	16,123
633	Denbury Resources, Inc.	10,375
195	Energen Corp.	15,720
175	EQT Corp.	16,934
373	Laredo Petroleum, Inc. ●	9,633
118	Oceaneering International, Inc.	8,483
626	Patterson-UTI Energy, Inc.	19,847
38	Pioneer Natural Resources Co.	7,056
210	Range Resources Corp.	17,412
688	Superior Energy Services, Inc.	21,178
		166,496
	Food and Staples Retailing - 0.5%
88	PriceSmart, Inc.	8,903

	Food, Beverage and Tobacco - 1.9%
264	Molson Coors Brewing Co.	15,514
231	Monster Beverage Corp. ●	16,076
		31,590
	Health Care Equipment and Services - 5.8%
721	Allscripts Healthcare Solutions, Inc. ●	13,006
354	Envision Healthcare Holdings ●	11,978
115	MEDNAX, Inc. ●	7,122
102	Omnicare, Inc.	6,065
414	Patterson Cos., Inc.	17,280
203	Sirona Dental Systems, Inc. ●	15,169
128	Team Health Holdings ●	5,728
233	Universal Health Services, Inc. Class B	19,145
		95,493
	Insurance - 4.8%
49	Alleghany Corp. ●	19,758
33	Fairfax Financial Holdings Ltd.	14,348
47	Markel Corp. ●	28,128
269	W.R. Berkley Corp.	11,176
10	White Mountains Insurance Group Ltd.	6,161
		79,571
	Materials - 2.0%
199	Packaging Corp. of America	13,977
50	Sherwin-Williams Co.	9,875
174	Silgan Holdings, Inc.	8,596
		32,448
	Media - 1.4%
451	DreamWorks Animation SKG, Inc. ●	11,983
392	Pandora Media, Inc. ●	11,876
		23,859
	Pharmaceuticals, Biotechnology and Life Sciences - 10.8%
842	Alkermes plc ●	37,126
144	Alnylam Pharmaceuticals, Inc. ●	9,663
277	Cubist Pharmaceuticals, Inc. ●	20,273
115	Hospira, Inc. ●	4,976
212	Incyte Corp. ●	11,364
755	Ironwood Pharmaceuticals, Inc. ●	9,301
219	Medivation, Inc. ●	14,075
489	Mylan, Inc. ●	23,872
195	Salix Pharmaceuticals Ltd. ●	20,231
169	Vertex Pharmaceuticals, Inc. ●	11,925
152	Waters Corp. ●	16,500
		179,306
	Real Estate - 0.6%
105	Zillow, Inc. ●	9,250

	Retailing - 7.0%
298	Advance Automotive Parts, Inc.	37,653
524	CarMax, Inc. ●	24,541
428	HomeAway, Inc. ●	16,108
95	Tiffany & Co.	8,176
321	TripAdvisor, Inc. ●	29,038
		115,516
	Semiconductors and Semiconductor Equipment - 2.9%
530	Maxim Integrated Products, Inc.	17,542
504	NXP Semiconductors N.V. ●	29,661
		47,203
	Software and Services - 13.6%
431	Akamai Technologies, Inc. ●	25,094
109	ANSYS, Inc. ●	8,379
377	Autodesk, Inc. ●	18,547
115	Factset Research Systems, Inc.	12,451

1

Hartford MidCap HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Common Stocks - 99.5% - (continued)
	Software and Services - 13.6% - (continued)
142	Gartner, Inc. Class A ●		$9,881
1,983	Genpact Ltd. ●		34,549
277	Informatica Corp. ●		10,451
358	Micros Systems, Inc. ●		18,966
184	Solera Holdings, Inc.		11,625
1,049	Vantiv, Inc. ●		31,711
247	VeriSign, Inc. ●		13,313
222	WEX, Inc. ●		21,147
118	Yelp, Inc. ●		9,081
			225,195
	Technology Hardware and Equipment - 4.3%
170	Amphenol Corp. Class A		15,591
86	FEI Co.		8,815
531	National Instruments Corp.		15,233
803	Trimble Navigation Ltd. ●		31,207
			70,846
	Transportation - 2.7%
2	AMERCO, Inc.		418
476	Expeditors International of Washington, Inc.		18,858
139	Genesee & Wyoming, Inc. Class A ●		13,529
160	J.B. Hunt Transport Services, Inc.		11,492
			44,297
	Utilities - 2.1%
136	Northeast Utilities		6,189
453	UGI Corp.		20,659
165	Wisconsin Energy Corp.		7,679
			34,527
	Total Common Stocks
	(Cost $1,202,533)		$1,645,490

	Total Long-Term Investments
	(Cost $1,202,533)		$1,645,490

Short-Term Investments - 0.4%
Repurchase Agreements - 0.4%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $299, collateralized by FNMA 3.50% - 4.00%, 2028 - 2043, value of $305)
$299	0.08%, 3/31/2014		$299
Bank of Montreal TriParty Repurchase Agreement
(maturing on 04/01/2014 in the amount of $865,
collateralized by FHLMC 2.50% - 4.50%, 2026 -
2043, FNMA 2.00% - 3.00%, 2027 - 2028,
GNMA 3.50%, 2043, U.S. Treasury Note 0.25%
	- 1.38%, 2015 - 2018, value of $882)
865	0.10%, 3/31/2014		865
Bank of Montreal TriParty Repurchase Agreement
(maturing on 04/01/2014 in the amount of
$1,184, collateralized by U.S. Treasury Bond
2.75% - 11.25%, 2015 - 2043, U.S. Treasury
Note 0.13% - 4.50%, 2014 - 2023, value of
	$1,208)
1,184	0.05%, 3/31/2014		1,184
	Barclays Capital TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $577, collateralized by U.S. Treasury Note 0.75% - 2.75%, 2018 - 2023, value of $589)
577	0.02%, 3/31/2014		577
	Barclays Capital TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $120, collateralized by U.S. Treasury Note 1.75%, 2023, value of $122)
120	0.06%, 3/31/2014		120
Citigroup Global Markets, Inc. TriParty Repurchase
Agreement (maturing on 04/01/2014 in the
amount of $1,545, collateralized by U.S.
Treasury Bill 0.05% - 0.08%, 2014, U.S.
Treasury Bond 3.13% - 9.88%, 2015 - 2043,
U.S. Treasury Note 0.25% - 2.38%, 2015 - 2021,
	value of $1,576)
1,545	0.05%, 3/31/2014		1,545
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $127, collateralized by FHLB 0.17%, 2014, FHLMC 1.55%, 2018, value of $130)
127	0.12%, 3/31/2014		127
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $17, collateralized by U.S. Treasury Note 1.88%, 2014, value of $17)
17	0.05%, 3/31/2014		17
TD Securities TriParty Repurchase Agreement
(maturing on 04/01/2014 in the amount of
$1,893, collateralized by FHLMC 3.50% -
4.00%, 2026 - 2042, FNMA 1.00% - 5.00%,
2017 - 2044, U.S. Treasury Note 0.75% - 2.50%,
	2017 - 2023, value of $1,931)
1,893	0.08%, 3/31/2014		1,893
	UBS Securities, Inc. Repurchase Agreement (maturing on 04/01/2014 in the amount of $14, collateralized by U.S. Treasury Note 4.50%, 2017, value of $15)
14	0.04%, 3/31/2014		14
			6,641
	Total Short-Term Investments
	(Cost $6,641)		$6,641

	Total Investments
	(Cost $1,209,174) ▲	99.9%	$1,652,131
	Other Assets and Liabilities	0.1%	1,877
	Total Net Assets	100.0%	$1,654,008

2

Hartford MidCap HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At March 31, 2014, the cost of securities for federal income tax purposes was $1,214,163 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$448,170
Unrealized Depreciation	(10,202)
Net Unrealized Appreciation	$437,968

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Diversification by Sector

as of March 31, 2014

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	13.0%
Consumer Staples	2.4
Energy	10.1
Financials	13.1
Health Care	16.6
Industrials	19.4
Information Technology	20.8
Materials	2.0
Utilities	2.1
Total	99.5%
Short-Term Investments	0.4
Other Assets and Liabilities	0.1
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

3

Hartford MidCap HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

March 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$1,645,490	$1,645,490	$–	$–
Short-Term Investments	6,641	–	6,641	–
Total	$1,652,131	$1,645,490	$6,641	$–

♦	For the three-month period ended March 31, 2014, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

4

Hartford MidCap Value HLS Fund
Schedule of Investments
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 98.5%
	Automobiles and Components - 1.0%
198	Goodyear (The) Tire & Rubber Co.	$5,184

	Banks - 7.0%
180	BankUnited, Inc.	6,250
179	Comerica, Inc.	9,246
218	EverBank Financial Corp.	4,309
79	Iberiabank Corp.	5,521
318	Zions Bancorporation	9,836
		35,162
	Capital Goods - 15.1%
245	Barnes Group, Inc.	9,442
85	Chicago Bridge & Iron Co. N.V.	7,382
88	Curtis-Wright Corp.	5,572
88	Esterline Technologies Corp. ●	9,373
72	Hubbell, Inc. Class B	8,655
90	KBR, Inc.	2,396
123	Moog, Inc. Class A ●	8,038
104	Orbital Sciences Corp. ●	2,910
238	Rexel S.A.	6,236
98	Sensata Technologies Holding N.V. ●	4,166
20	Teledyne Technologies, Inc. ●	1,908
119	WESCO International, Inc. ●	9,911
		75,989
	Consumer Durables and Apparel - 5.1%
150	Lennar Corp.	5,931
273	Newell Rubbermaid, Inc.	8,175
1,568	Samsonite International S.A.	4,859
184	Toll Brothers, Inc. ●	6,609
		25,574
	Consumer Services - 1.4%
216	Norwegian Cruise Line Holdings Ltd. ●	6,983

	Diversified Financials - 2.0%
155	LPL Financial Holdings, Inc.	8,123
76	Santander Consumer USA Holdings, Inc. ●	1,822
452	Solar Cayman Ltd. ⌂■●†	32
		9,977
	Energy - 5.9%
413	Cobalt International Energy, Inc. ●	7,561
94	Diamondback Energy, Inc. ●	6,314
73	HollyFrontier Corp.	3,449
58	Newfield Exploration Co. ●	1,813
156	QEP Resources, Inc.	4,595
452	Trican Well Service Ltd.	5,720
		29,452
	Food, Beverage and Tobacco - 3.2%
217	Ebro Foods S.A.	5,024
98	Ingredion, Inc.	6,645
1,284	Treasury Wine Estates Ltd.	4,219
		15,888
	Health Care Equipment and Services - 3.5%
249	Brookdale Senior Living, Inc. ●	8,347
56	Community Health Systems, Inc. ●	2,202
109	Wellcare Health Plans, Inc. ●	6,892
		17,441
	Insurance - 8.7%
95	Argo Group International Holdings Ltd.	4,379
132	Hanover Insurance Group, Inc.	8,129
20	Principal Financial Group, Inc.	915
142	Reinsurance Group of America, Inc.	11,324
338	Unum Group	11,949
230	XL Group plc	7,200
		43,896
	Materials - 8.2%
132	Cabot Corp.	7,784
115	Celanese Corp.	6,362
328	Louisiana-Pacific Corp. ●	5,537
182	Methanex Corp. ADR	11,612
125	Owens-Illinois, Inc. ●	4,225
65	Packaging Corp. of America	4,595
147	Rexam plc	1,191
		41,306
	Media - 1.5%
64	AMC Entertainment Holdings ●	1,549
360	Interpublic Group of Cos., Inc.	6,174
		7,723
	Pharmaceuticals, Biotechnology and Life Sciences - 4.3%
648	Almirall S.A.	11,080
68	Ono Pharmaceutical Co., Ltd.	5,885
60	UCB S.A.	4,835
		21,800
	Real Estate - 7.2%
172	American Assets Trust, Inc. REIT	5,800
218	Blackstone Mortgage Trust, Inc. REIT	6,279
170	Equity Lifestyle Properties, Inc. REIT	6,890
136	Extra Space Storage, Inc. REIT	6,583
249	Forest City Enterprises, Inc. REIT ●	4,760
140	Plum Creek Timber Co., Inc. REIT	5,865
		36,177
	Retailing - 1.9%
247	Express, Inc. ●	3,918
110	GNC Holdings, Inc.	4,842
13	Ross Stores, Inc.	894
		9,654
	Semiconductors and Semiconductor Equipment - 9.2%
165	Avago Technologies Ltd.	10,640
150	Maxim Integrated Products, Inc.	4,965
305	Microsemi Corp. ●	7,624
216	NXP Semiconductors N.V. ●	12,703
270	Skyworks Solutions, Inc. ●	10,123
		46,055
	Software and Services - 5.0%
258	Booz Allen Hamilton Holding Corp.	5,665
79	Check Point Software Technologies Ltd. ADR ●	5,363
124	Teradata Corp. ●	6,085
167	Verint Systems, Inc. ●	7,814
		24,927
	Technology Hardware and Equipment - 2.4%
201	Arrow Electronics, Inc. ●	11,914

	Transportation - 0.9%
98	Avis Budget Group, Inc. ●	4,782

1

Hartford MidCap Value HLS Fund
Schedule of Investments — (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 98.5% - (continued)
	Utilities - 5.0%
48	Alliant Energy Corp.	$2,721
173	Great Plains Energy, Inc.	4,675
85	Portland General Electric Co.	2,746
178	UGI Corp.	8,132
135	Westar Energy, Inc.	4,754
42	Wisconsin Energy Corp.	1,941
		24,969
	Total Common Stocks
	( Cost $363,827)	$494,853

	Total Long-Term Investments
	(Cost $363,827)	$494,853

Short-Term Investments - 1.0%
Repurchase Agreements - 1.0%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $223, collateralized by FNMA 3.50% - 4.00%, 2028 - 2043, value of $228)
$223	0.08%, 3/31/2014	$223
Bank of Montreal TriParty Repurchase Agreement
(maturing on 04/01/2014 in the amount of $646,
collateralized by FHLMC 2.50% - 4.50%, 2026 -
2043, FNMA 2.00% - 3.00%, 2027 - 2028,
GNMA 3.50%, 2043, U.S. Treasury Note 0.25%
	- 1.38%, 2015 - 2018, value of $659)
646	0.10%, 3/31/2014	646
Bank of Montreal TriParty Repurchase Agreement
(maturing on 04/01/2014 in the amount of $884,
collateralized by U.S. Treasury Bond 2.75% -
11.25%, 2015 - 2043, U.S. Treasury Note 0.13%
	- 4.50%, 2014 - 2023, value of $902)
884	0.05%, 3/31/2014	884
	Barclays Capital TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $431, collateralized by U.S. Treasury Note 0.75% - 2.75%, 2018 - 2023, value of $440)
431	0.02%, 3/31/2014	431
	Barclays Capital TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $89, collateralized by U.S. Treasury Note 1.75%, 2023, value of $91)
89	0.06%, 3/31/2014	89
Citigroup Global Markets, Inc. TriParty Repurchase
Agreement (maturing on 04/01/2014 in the
amount of $1,154, collateralized by U.S.
Treasury Bill 0.05% - 0.08%, 2014, U.S.
Treasury Bond 3.13% - 9.88%, 2015 - 2043,
U.S. Treasury Note 0.25% - 2.38%, 2015 - 2021,
	value of $1,177)
1,154	0.05%, 3/31/2014	1,154
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $95, collateralized by FHLB 0.17%, 2014, FHLMC 1.55%, 2018, value of $97)
95	0.12%, 3/31/2014	95
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $13, collateralized by U.S. Treasury Note 1.88%, 2014, value of $13)
13	0.05%, 3/31/2014	13
TD Securities TriParty Repurchase Agreement
(maturing on 04/01/2014 in the amount of
$1,414, collateralized by FHLMC 3.50% - 4.00%,
2026 - 2042, FNMA 1.00% - 5.00%, 2017 -
2044, U.S. Treasury Note 0.75% - 2.50%, 2017 -
	2023, value of $1,442)
1,414	0.08%, 3/31/2014	1,414
	UBS Securities, Inc. Repurchase Agreement (maturing on 04/01/2014 in the amount of $11, collateralized by U.S. Treasury Note 4.50%, 2017, value of $11)
11	0.04%, 3/31/2014	11
		4,960
	Total Short-Term Investments
	(Cost $4,960)	$4,960

	Total Investments

(Cost $368,787) ▲	99.5%	$499,813
Other Assets and Liabilities	0.5%	2,275
Total Net Assets	100.0%	$502,088

2

Hartford MidCap Value HLS Fund
Schedule of Investments — (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At March 31, 2014, the cost of securities for federal income tax purposes was $371,370 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$134,512
Unrealized Depreciation	(6,069)
Net Unrealized Appreciation	$128,443

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2014, the aggregate value of these securities was $32, which rounds to zero percent of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2014, the aggregate value of these securities was $32, which rounds to zero percent of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
03/2007	452	Solar Cayman Ltd. - 144A	$132

At March 31, 2014, the aggregate value of these securities was $32, which rounds to zero percent of total net assets.

Foreign Currency Contracts Outstanding at March 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
GBP	Sell	04/01/2014	BCLY	$387	$388	$—	$(1)
GBP	Sell	04/02/2014	UBS	109	109	—	—
						$—	$(1)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

Hartford MidCap Value HLS Fund
Schedule of Investments — (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
UBS	UBS AG

Currency Abbreviations:
GBP	British Pound

Other Abbreviations:
ADR	American Depositary Receipt
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

Diversification by Sector
as of March 31, 2014

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	10.9%
Consumer Staples	3.2
Energy	5.9
Financials	24.9
Health Care	7.8
Industrials	16.0
Information Technology	16.6
Materials	8.2
Utilities	5.0
Total	98.5%
Short-Term Investments	1.0
Other Assets and Liabilities	0.5
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

4

Hartford MidCap Value HLS Fund
Schedule of Investments — (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

March 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$494,853	$457,728	$37,093	$32
Short-Term Investments	4,960	—	4,960	—
Total	$499,813	$457,728	$42,053	$32
Liabilities:
Foreign Currency Contracts *	1	—	1	—
Total	$1	$—	$1	$—

♦	For the three-month period ended March 31, 2014, investments valued at $6,416 were transferred from Level 2 to Level 1, and there were no transfers from Level 1 to Level 2. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).

2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).

3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2014
Assets:
Common Stocks	$32	$—	$—	*	$—	$—	$—	$—	$—	$32
Total	$32	$—	$—		$—	$—	$—	$—	$—	$32

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at March 31, 2014 was zero.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

5

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 22.0%
	Automobiles and Components - 0.3%
1	BorgWarner, Inc.	$81
2	Delphi Automotive plc	109
23	Ford Motor Co.	355
8	General Motors Co.	259
1	Goodyear (The) Tire & Rubber Co.	38
1	Harley-Davidson, Inc.	85
4	Johnson Controls, Inc.	181
		1,108
	Banks - 0.7%
4	BB&T Corp.	165
1	Comerica, Inc.	54
5	Fifth Third Bancorp	113
3	Hudson City Bancorp, Inc.	27
5	Huntington Bancshares, Inc.	48
5	KeyCorp	73
1	M&T Bank Corp.	92
2	People's United Financial, Inc.	26
3	PNC Financial Services Group, Inc.	268
8	Regions Financial Corp.	91
3	SunTrust Banks, Inc.	123
11	US Bancorp	451
28	Wells Fargo & Co.	1,375
1	Zions Bancorporation	33
		2,939
	Capital Goods - 1.8%
4	3M Co.	493
1	AMETEK, Inc.	73
4	Boeing Co.	495
4	Caterpillar, Inc.	366
1	Cummins, Inc.	149
3	Danaher Corp.	260
2	Deere & Co.	194
1	Dover Corp.	80
3	Eaton Corp. plc	206
4	Emerson Electric Co.	271
2	Fastenal Co.	78
1	Flowserve Corp.	62
1	Fluor Corp.	72
2	General Dynamics Corp.	204
58	General Electric Co.	1,499
5	Honeywell International, Inc.	420
2	Illinois Tool Works, Inc.	184
1	Ingersoll-Rand plc	85
1	Jacobs Engineering Group, Inc. ●	48
1	Joy Global, Inc.	34
–	L-3 Communications Holdings, Inc.	59
2	Lockheed Martin Corp.	254
2	Masco Corp.	46
1	Northrop Grumman Corp.	154
2	PACCAR, Inc.	138
1	Pall Corp.	57
1	Parker-Hannifin Corp.	103
1	Pentair Ltd.	90
1	Precision Castparts Corp.	212
1	Quanta Services, Inc. ●	46
2	Raytheon Co.	179
1	Rockwell Automation, Inc.	100
1	Rockwell Collins, Inc.	62
1	Roper Industries, Inc.	77
–	Snap-On, Inc.	38
1	Stanley Black & Decker, Inc.	73
2	Textron, Inc.	64
5	United Technologies Corp.	568
–	W.W. Grainger, Inc.	89
1	Xylem, Inc.	39
		7,721
	Commercial and Professional Services - 0.1%
1	ADT (The) Corp.	32
1	Avery Dennison Corp.	28
1	Cintas Corp.	34
–	Dun & Bradstreet Corp.	22
1	Equifax, Inc. ●	48
1	Iron Mountain, Inc.	27
2	Nielsen Holdings N.V.	73
1	Pitney Bowes, Inc.	30
2	Republic Services, Inc.	53
1	Robert Half International, Inc.	33
–	Stericycle, Inc. ●	56
3	Tyco International Ltd.	113
2	Waste Management, Inc.	105
		654
	Consumer Durables and Apparel - 0.3%
2	Coach, Inc.	79
2	D.R. Horton, Inc.	36
–	Fossil Group, Inc. ●	32
1	Garmin Ltd.	39
–	Harman International Industries, Inc.	42
1	Hasbro, Inc.	37
1	Leggett & Platt, Inc.	26
1	Lennar Corp.	40
2	Mattel, Inc.	79
1	Michael Kors Holdings Ltd. ●	97
–	Mohawk Industries, Inc. ●	48
2	Newell Rubbermaid, Inc.	48
4	NIKE, Inc. Class B	317
2	Pulte Group, Inc.	38
–	PVH Corp.	59
–	Ralph Lauren Corp.	55
2	V.F. Corp.	126
–	Whirlpool Corp.	67
		1,265
	Consumer Services - 0.4%
3	Carnival Corp.	96
–	Chipotle Mexican Grill, Inc. ●	102
1	Darden Restaurants, Inc.	38
2	H & R Block, Inc.	48
1	International Game Technology	20
1	Marriott International, Inc. Class A	71
6	McDonald's Corp.	560
4	Starbucks Corp.	320
1	Starwood Hotels & Resorts, Inc.	88
1	Wyndham Worldwide Corp.	54
–	Wynn Resorts Ltd.	104
3	Yum! Brands, Inc.	193
		1,694

1

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments – (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 22.0% - (continued)
	Diversified Financials - 1.5%
5	American Express Co.	$475
1	Ameriprise Financial, Inc.	121
61	Bank of America Corp.	1,049
7	Bank of New York Mellon Corp.	231
1	BlackRock, Inc.	228
3	Capital One Financial Corp.	255
7	Charles Schwab Corp.	184
18	Citigroup, Inc.	834
2	CME Group, Inc.	135
3	Discover Financial Services, Inc.	158
2	E*Trade Financial Corp. ●	38
2	Franklin Resources, Inc.	126
2	Goldman Sachs Group, Inc.	398
1	IntercontinentalExchange Group, Inc.	131
3	Invesco Ltd.	93
22	JP Morgan Chase & Co.	1,327
1	Legg Mason, Inc.	30
2	Leucadia National Corp.	51
1	Moody's Corp.	86
8	Morgan Stanley	252
1	Nasdaq OMX Group, Inc.	25
1	Northern Trust Corp.	85
2	SLM Corp.	61
2	State Street Corp.	173
2	T. Rowe Price Group, Inc.	125
		6,671
	Energy - 2.2%
3	Anadarko Petroleum Corp.	246
2	Apache Corp.	189
3	Baker Hughes, Inc.	164
2	Cabot Oil & Gas Corp.	83
1	Cameron International Corp. ●	77
3	Chesapeake Energy Corp.	75
11	Chevron Corp.	1,310
7	ConocoPhillips Holding Co.	498
1	Consol Energy, Inc.	53
2	Denbury Resources, Inc.	34
2	Devon Energy Corp.	148
–	Diamond Offshore Drilling, Inc.	20
1	Ensco plc	71
2	EOG Resources, Inc.	309
1	EQT Corp.	84
25	Exxon Mobil Corp.	2,436
1	FMC Technologies, Inc. ●	71
5	Halliburton Co.	289
1	Helmerich & Payne, Inc.	67
2	Hess Corp.	131
4	Kinder Morgan, Inc.	126
4	Marathon Oil Corp.	143
2	Marathon Petroleum Corp.	148
1	Murphy Oil Corp.	62
2	Nabors Industries Ltd.	37
2	National Oilwell Varco, Inc.	193
1	Newfield Exploration Co. ●	25
1	Noble Corp. plc	48
2	Noble Energy, Inc.	148
5	Occidental Petroleum Corp.	437
2	Peabody Energy Corp.	26
3	Phillips 66	261
1	Pioneer Natural Resources Co.	154
1	QEP Resources, Inc.	30
1	Range Resources Corp.	78
1	Rowan Cos. plc Class A ●	24
8	Schlumberger Ltd.	736
2	Southwestern Energy Co. ●	94
4	Spectra Energy Corp.	143
1	Tesoro Corp.	39
2	Transocean, Inc.	81
3	Valero Energy Corp.	163
4	Williams Cos., Inc.	160
		9,711
	Food and Staples Retailing - 0.5%
3	Costco Wholesale Corp.	283
7	CVS Caremark Corp.	511
3	Kroger (The) Co.	130
1	Safeway, Inc.	49
3	Sysco Corp.	122
5	Walgreen Co.	333
9	Wal-Mart Stores, Inc.	714
2	Whole Foods Market, Inc.	109
		2,251
	Food, Beverage and Tobacco - 1.1%
11	Altria Group, Inc.	430
4	Archer-Daniels-Midland Co.	165
1	Beam, Inc.	80
1	Brown-Forman Corp.	84
1	Campbell Soup Co.	46
22	Coca-Cola Co.	846
1	Coca-Cola Enterprises, Inc.	66
2	ConAgra Foods, Inc.	75
1	Constellation Brands, Inc. Class A ●	82
1	Dr. Pepper Snapple Group	62
4	General Mills, Inc.	187
1	Hershey Co.	90
1	Hormel Foods Corp.	38
1	J.M. Smucker Co.	58
1	Kellogg Co.	93
1	Keurig Green Mountain, Inc.	79
3	Kraft Foods Group, Inc.	193
2	Lorillard, Inc.	113
1	McCormick & Co., Inc.	54
1	Mead Johnson Nutrition Co.	97
1	Molson Coors Brewing Co.	54
10	Mondelez International, Inc.	339
1	Monster Beverage Corp. ●	54
9	PepsiCo, Inc.	734
9	Philip Morris International, Inc.	749
2	Reynolds American, Inc.	96
2	Tyson Foods, Inc. Class A	68
		5,032
	Health Care Equipment and Services - 0.9%
9	Abbott Laboratories	343
2	Aetna, Inc.	157
1	AmerisourceBergen Corp.	87
–	Bard (C.R.), Inc.	66
3	Baxter International, Inc.	231

2

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments – (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 22.0% - (continued)
	Health Care Equipment and Services - 0.9% - (continued)
1	Becton, Dickinson & Co.	$131
8	Boston Scientific Corp. ●	103
2	Cardinal Health, Inc.	139
1	CareFusion Corp. ●	48
2	Cerner Corp. ●	96
2	CIGNA Corp.	132
3	Covidien plc	192
1	DaVita HealthCare Partners, Inc. ●	70
1	Dentsply International, Inc.	38
1	Edwards Lifesciences Corp. ●	46
4	Express Scripts Holding Co. ●	336
1	Humana, Inc.	100
–	Intuitive Surgical, Inc. ●	96
–	Laboratory Corp. of America Holdings ●	48
1	McKesson Corp.	235
6	Medtronic, Inc.	356
–	Patterson Cos., Inc.	20
1	Quest Diagnostics, Inc.	48
2	St. Jude Medical, Inc.	107
2	Stryker Corp.	139
1	Tenet Healthcare Corp. ●	24
6	UnitedHealth Group, Inc.	468
1	Varian Medical Systems, Inc. ●	50
2	Wellpoint, Inc.	162
1	Zimmer Holdings, Inc.	92
		4,160
	Household and Personal Products - 0.5%
3	Avon Products, Inc.	37
1	Clorox Co.	66
5	Colgate-Palmolive Co.	327
1	Estee Lauder Co., Inc.	99
2	Kimberly-Clark Corp.	241
16	Procter & Gamble Co.	1,261
		2,031
	Insurance - 0.9%
2	ACE Ltd.	195
3	Aflac, Inc.	174
3	Allstate (The) Corp.	148
9	American International Group, Inc.	429
2	Aon plc	146
–	Assurant, Inc.	27
11	Berkshire Hathaway, Inc. Class B ●	1,319
1	Chubb Corp.	129
1	Cincinnati Financial Corp.	42
3	Genworth Financial, Inc. ●	52
2	Lincoln National Corp.	81
2	Loews Corp.	79
3	Marsh & McLennan Cos., Inc.	156
7	MetLife, Inc.	360
2	Principal Financial Group, Inc.	77
3	Progressive Corp.	78
3	Prudential Financial, Inc.	238
1	Torchmark Corp.	42
2	Travelers Cos., Inc.	176
2	Unum Group	56
2	XL Group plc	51
		4,055
	Materials - 0.8%
1	Air Products & Chemicals, Inc.	146
–	Airgas, Inc.	41
6	Alcoa, Inc.	80
1	Allegheny Technologies, Inc.	23
1	Ball Corp.	44
1	Bemis Co., Inc.	23
–	CF Industries Holdings, Inc.	83
1	Cliff's Natural Resources, Inc.	18
7	Dow Chemical Co.	341
5	E.I. DuPont de Nemours & Co.	359
1	Eastman Chemical Co.	76
2	Ecolab, Inc.	169
1	FMC Corp.	59
6	Freeport-McMoRan Copper & Gold, Inc.	198
–	International Flavors & Fragrances, Inc.	45
3	International Paper Co.	116
2	LyondellBasell Industries Class A	222
1	MeadWestvaco Corp.	38
3	Monsanto Co.	345
2	Mosaic Co.	98
3	Newmont Mining Corp.	67
2	Nucor Corp.	93
1	Owens-Illinois, Inc. ●	32
1	PPG Industries, Inc.	155
2	Praxair, Inc.	222
1	Sealed Air Corp.	37
–	Sherwin-Williams Co.	97
1	Sigma-Aldrich Corp.	64
1	United States Steel Corp.	23
1	Vulcan Materials Co.	50
		3,364
	Media - 0.8%
1	Cablevision Systems Corp.	21
3	CBS Corp. Class B	197
15	Comcast Corp. Class A	753
3	DirecTV ●	209
1	Discovery Communications, Inc. ●	106
1	Gannett Co., Inc.	36
–	Graham Holdings Co.	18
2	Interpublic Group of Cos., Inc.	42
2	McGraw Hill Financial, Inc.	119
3	News Corp. Class A ●	49
1	Omnicom Group, Inc.	108
1	Scripps Networks Interactive Class A	48
2	Time Warner Cable, Inc.	220
5	Time Warner, Inc.	337
11	Twenty-First Century Fox, Inc.	358
2	Viacom, Inc. Class B	195
9	Walt Disney Co.	753
		3,569
	Pharmaceuticals, Biotechnology and Life Sciences - 2.0%
9	AbbVie, Inc.	471
1	Actavis plc ●	207
2	Agilent Technologies, Inc.	108
1	Alexion Pharmaceuticals, Inc. ●	174
2	Allergan, Inc.	214
4	Amgen, Inc.	537
1	Biogen Idec, Inc. ●	417

3

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments – (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 22.0% - (continued)
	Pharmaceuticals, Biotechnology and Life Sciences - 2.0% - (continued)
9	Bristol-Myers Squibb Co.	$493
2	Celgene Corp. ●	327
6	Eli Lilly & Co.	335
1	Forest Laboratories, Inc. ●	127
9	Gilead Sciences, Inc. ●	629
1	Hospira, Inc. ●	42
16	Johnson & Johnson	1,604
17	Merck & Co., Inc.	964
2	Mylan, Inc. ●	105
1	PerkinElmer, Inc.	29
1	Perrigo Co. plc	119
37	Pfizer, Inc.	1,183
–	Regeneron Pharmaceuticals, Inc. ●	137
2	Thermo Fisher Scientific, Inc.	272
1	Vertex Pharmaceuticals, Inc. ●	96
–	Waters Corp. ●	53
3	Zoetis, Inc.	83
		8,726
	Real Estate - 0.4%
2	American Tower Corp. REIT	187
1	Apartment Investment & Management Co. Class A REIT	25
1	AvalonBay Communities, Inc. REIT	92
1	Boston Properties, Inc. REIT	101
2	CBRE Group, Inc. ●	44
2	Equity Residential Properties Trust REIT	112
3	General Growth Properties, Inc. REIT	66
3	HCP, Inc. REIT	102
2	Health Care, Inc. REIT	100
4	Host Hotels & Resorts, Inc. REIT	88
2	Kimco Realty Corp. REIT	52
1	Macerich Co. REIT	51
1	Plum Creek Timber Co., Inc. REIT	43
3	ProLogis L.P. REIT	118
1	Public Storage REIT	141
2	Simon Property Group, Inc. REIT	298
2	Ventas, Inc. REIT	103
1	Vornado Realty Trust REIT	99
3	Weyerhaeuser Co. REIT	99
		1,921
	Retailing - 0.9%
2	Amazon.com, Inc. ●	722
–	AutoNation, Inc. ●	19
–	AutoZone, Inc. ●	105
1	Bed Bath & Beyond, Inc. ●	85
2	Best Buy Co., Inc.	42
1	CarMax, Inc. ●	60
2	Dollar General Corp. ●	94
1	Dollar Tree, Inc. ●	63
1	Expedia, Inc.	43
1	Family Dollar Stores, Inc.	32
1	GameStop Corp. Class A	27
2	Gap, Inc.	61
1	Genuine Parts Co.	77
8	Home Depot, Inc.	643
1	Kohl's Corp.	66
1	L Brands, Inc.	80
6	Lowe's Cos., Inc.	295
2	Macy's, Inc.	126
–	Netflix, Inc. ●	121
1	Nordstrom, Inc.	52
1	O'Reilly Automotive, Inc. ●	91
1	PetSmart, Inc.	41
1	Ross Stores, Inc.	89
4	Staples, Inc.	43
4	Target Corp.	221
–	The Priceline Group, Inc. ●	359
1	Tiffany & Co.	55
4	TJX Cos., Inc.	249
1	Tractor Supply Co.	57
1	TripAdvisor, Inc. ●	58
1	Urban Outfitters, Inc. ●	23
		4,099
	Semiconductors and Semiconductor Equipment - 0.5%
2	Altera Corp.	66
2	Analog Devices, Inc.	96
7	Applied Materials, Inc.	143
3	Broadcom Corp. Class A	100
–	First Solar, Inc. ●	28
29	Intel Corp.	741
1	KLA-Tencor Corp.	66
1	Lam Research Corp. ●	52
1	Linear Technology Corp.	66
3	LSI Corp.	36
1	Microchip Technology, Inc.	55
6	Micron Technology, Inc. ●	145
3	NVIDIA Corp.	57
6	Texas Instruments, Inc.	295
2	Xilinx, Inc.	84
		2,030
	Software and Services - 2.3%
4	Accenture plc	293
3	Adobe Systems, Inc. ●	176
1	Akamai Technologies, Inc. ●	60
–	Alliance Data Systems Corp. ●	84
1	Autodesk, Inc. ●	64
3	Automatic Data Processing, Inc.	215
2	CA, Inc.	58
1	Citrix Systems, Inc. ●	61
4	Cognizant Technology Solutions Corp. ●	177
1	Computer Sciences Corp.	51
7	eBay, Inc. ●	371
2	Electronic Arts, Inc. ●	52
10	Facebook, Inc. ●	594
2	Fidelity National Information Services, Inc.	90
1	Fiserv, Inc. ●	83
2	Google, Inc. ●	1,815
6	IBM Corp.	1,088
2	Intuit, Inc.	127
6	Mastercard, Inc.	440
44	Microsoft Corp.	1,787
20	Oracle Corp.	818
2	Paychex, Inc.	80
1	Red Hat, Inc. ●	58
3	Salesforce.com, Inc. ●	185

4

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments – (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 22.0% - (continued)
	Software and Services - 2.3% - (continued)
4	Symantec Corp.	$80
1	Teradata Corp. ●	45
1	Total System Services, Inc.	29
1	VeriSign, Inc. ●	39
3	Visa, Inc.	632
3	Western Union Co.	52
6	Xerox Corp.	73
5	Yahoo!, Inc. ●	194
		9,971
	Technology Hardware and Equipment - 1.4%
1	Allegion plc	27
1	Amphenol Corp. Class A	84
5	Apple, Inc.	2,763
30	Cisco Systems, Inc.	666
8	Corning, Inc.	167
12	EMC Corp.	320
–	F5 Networks, Inc. ●	46
1	FLIR Systems, Inc.	29
1	Harris Corp.	45
11	Hewlett-Packard Co.	354
1	Jabil Circuit, Inc.	19
3	Juniper Networks, Inc. ●	75
1	Motorola Solutions, Inc.	84
2	NetApp, Inc.	71
10	Qualcomm, Inc.	770
1	SanDisk Corp.	106
2	Seagate Technology plc	107
2	TE Connectivity Ltd.	143
1	Western Digital Corp.	111
		5,987
	Telecommunication Services - 0.6%
30	AT&T, Inc.	1,054
3	CenturyLink, Inc.	110
2	Crown Castle International Corp.	142
6	Frontier Communications Co.	33
24	Verizon Communications, Inc.	1,137
3	Windstream Holdings, Inc.	28
		2,504
	Transportation - 0.4%
1	C.H. Robinson Worldwide, Inc.	45
6	CSX Corp.	168
5	Delta Air Lines, Inc.	170
1	Expeditors International of Washington, Inc.	46
2	FedEx Corp.	212
1	Kansas City Southern	65
2	Norfolk Southern Corp.	174
–	Ryder System, Inc.	25
4	Southwest Airlines Co.	96
3	Union Pacific Corp.	493
4	United Parcel Service, Inc. Class B	399
		1,893
	Utilities - 0.7%
4	AES (The) Corp.	54
1	AGL Resources, Inc.	33
1	Ameren Corp.	58
3	American Electric Power Co., Inc.	143
2	CenterPoint Energy, Inc.	59
2	CMS Energy Corp.	45
2	Consolidated Edison, Inc.	91
3	Dominion Resources, Inc.	238
1	DTE Energy Co.	76
4	Duke Energy Corp.	290
2	Edison International	106
1	Entergy Corp.	69
5	Exelon Corp.	166
2	FirstEnergy Corp.	82
–	Integrys Energy Group, Inc.	28
3	NextEra Energy, Inc.	240
2	NiSource, Inc.	64
2	Northeast Utilities	83
2	NRG Energy, Inc.	60
1	Oneok, Inc.	71
1	Pepco Holdings, Inc.	30
3	PG&E Corp.	114
1	Pinnacle West Capital Corp.	35
4	PPL Corp.	121
3	Public Service Enterprise Group, Inc.	111
1	SCANA Corp.	42
1	Sempra Energy	127
5	Southern Co.	225
1	TECO Energy, Inc.	20
1	Wisconsin Energy Corp.	61
3	Xcel Energy, Inc.	87
		3,029
	Total Common Stocks
	( Cost $75,714)	$96,385

Exchange Traded Funds - 0.2%
	Diversified Financials - 0.2%
6	Vanguard S&P 500 ETF	$1,113

	Total Exchange Traded Funds
	(Cost $1,095)	$1,113

Asset and Commercial Mortgage Backed Securities - 0.7%
	Finance and Insurance - 0.7%
	Ally Automotive Receivables Trust
$10	0.93%, 02/16/2016	$10
	Banc of America Commercial Mortgage, Inc.
25	5.41%, 09/10/2047	27
25	5.45%, 01/15/2049	27
20	5.49%, 02/10/2051 Δ	22
30	5.62%, 06/10/2049 Δ	33
35	5.63%, 04/10/2049 Δ	39
60	5.68%, 07/10/2046	65
15	5.74%, 05/10/2045 Δ	16
8	5.78%, 02/10/2051 Δ	9
25	5.89%, 07/10/2044 Δ	27
	Bear Stearns Commercial Mortgage Securities, Inc.
60	5.20%, 12/11/2038	65
24	5.33%, 02/11/2044	26
60	5.41%, 12/11/2040	63
25	5.70%, 06/13/2050	28
60	5.71%, 06/11/2040 Δ	67

5

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments – (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Asset and Commercial Mortgage Backed Securities - 0.7% - (continued)
	Finance and Insurance - 0.7% - (continued)
	Chase Issuance Trust
$150	0.79%, 06/15/2017	$151
100	1.30%, 02/18/2020	98
	Citibank Credit Card Issuance Trust
110	4.85%, 03/10/2017	115
100	5.65%, 09/20/2019	114
	Citigroup Commercial Mortgage Trust
35	5.71%, 12/10/2049 Δ	39
20	6.14%, 12/10/2049 Δ	23
	Citigroup/Deutsche Bank Commercial Mortgage Trust
35	5.22%, 07/15/2044 Δ	37
25	5.32%, 12/11/2049	27
25	5.62%, 10/15/2048	27
34	5.89%, 11/15/2044	38
	Commercial Mortgage Pass-Through Certificates
30	3.15%, 08/15/2045	29
20	5.31%, 12/10/2046	22
24	5.75%, 06/10/2046 Δ	26
15	5.80%, 12/10/2049 Δ	17
	Community or Commercial Mortgage Trust
15	2.94%, 01/10/2046	14
	Credit Suisse Mortgage Capital Certificates
28	5.47%, 09/15/2039	30
50	5.49%, 02/15/2039 Δ	53
24	5.68%, 06/15/2039 Δ	26
	CS First Boston Mortgage Securities Corp.
80	5.10%, 08/15/2038	83
	CW Capital Cobalt Ltd.
40	5.22%, 08/15/2048	43
24	5.48%, 04/15/2047	26
25	5.77%, 05/15/2046 Δ	28
	Ford Credit Automotive Owner Trust
100	0.78%, 05/15/2018	100
	GE Capital Commercial Mortgage Corp.
30	5.54%, 12/10/2049	33
	Greenwich Capital Commercial Funding Corp.
40	5.22%, 04/10/2037 Δ	42
35	5.44%, 03/10/2039 Δ	38
25	5.74%, 12/10/2049	28
49	5.82%, 07/10/2038 Δ	53
	GS Mortgage Securities Trust
10	2.94%, 02/10/2046	10
40	3.14%, 06/10/2046	39
50	3.38%, 05/10/2045	51
20	3.48%, 01/10/2045	20
33	4.75%, 07/10/2039	34
25	5.56%, 11/10/2039	27
41	5.81%, 08/10/2045 Δ	45
	Honda Automotive Receivables Owner Trust
48	0.77%, 01/15/2016	48
	JP Morgan Chase Commercial Mortgage Securities Corp.
10	4.17%, 08/15/2046	11
25	5.24%, 12/15/2044 Δ	26
25	5.34%, 05/15/2047	27
20	5.42%, 01/15/2049	22
35	5.44%, 06/12/2047 Δ	38
	JP Morgan Chase Commercial Mortgage Securities Corp. - (continued)
19	5.48%, 12/12/2044 Δ	20
38	5.79%, 02/12/2051 Δ	42
25	5.81%, 06/15/2049 Δ	28
100	5.87%, 04/15/2045 Δ	109
	LB-UBS Commercial Mortgage Trust
25	5.37%, 09/15/2039 Δ	27
60	5.42%, 02/15/2040	66
10	5.84%, 06/15/2038 Δ	11
15	5.87%, 09/15/2045	17
	Merrill Lynch/Countrywide Commercial Mortgage Trust
25	5.17%, 12/12/2049 Δ	27
25	5.38%, 08/12/2048	27
40	5.70%, 09/12/2049	45
35	5.87%, 06/12/2046 Δ	38
	Morgan Stanley Capital I
80	4.99%, 08/13/2042	83
49	5.33%, 12/15/2043	53
34	5.66%, 10/15/2042 Δ	36
25	5.69%, 04/15/2049 Δ	28
	Morgan Stanley Capital Investments
25	5.81%, 12/12/2049	28
	Wachovia Bank Commercial Mortgage Trust
25	5.29%, 12/15/2044 Δ	26
25	5.31%, 11/15/2048	27
25	5.34%, 12/15/2043	27
22	5.42%, 01/15/2045 Δ	23
25	5.51%, 04/15/2047	27
38	5.57%, 10/15/2048	41
25	5.68%, 05/15/2046	28
25	5.75%, 06/15/2049 Δ	28
	WF-RBS Commercial Mortgage Trust
40	2.88%, 12/15/2045	38
		3,232

	Total Asset and Commercial Mortgage Backed Securities
	(Cost $3,226)	$3,232

Corporate Bonds - 11.5%
	Administrative Waste Management and Remediation - 0.1%
	Republic Services, Inc.
$95	5.00%, 03/01/2020	$105
	Waste Management, Inc.
105	4.75%, 06/30/2020	115
		220
	Agriculture, Forestry, Fishing and Hunting - 0.0%
	Weyerhaeuser Co.
40	7.38%, 03/15/2032	51

	Arts, Entertainment and Recreation - 0.5%
	CBS Corp.
25	7.88%, 07/30/2030	33

6

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments – (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Corporate Bonds - 11.5% - (continued)
	Arts, Entertainment and Recreation - 0.5% - (continued)
	Comcast Corp.
$50	4.65%, 07/15/2042	$50
305	5.15%, 03/01/2020	345
55	7.05%, 03/15/2033	72
	DirecTV Holdings LLC
30	3.50%, 03/01/2016	31
145	5.00%, 03/01/2021	156
25	5.15%, 03/15/2042	24
	Discovery Communications, Inc.
50	4.88%, 04/01/2043	49
85	5.05%, 06/01/2020	94
	NBC Universal Media LLC
125	4.38%, 04/01/2021	136
	News America, Inc.
155	4.50%, 02/15/2021	168
86	6.40%, 12/15/2035	103
	Time Warner Cable, Inc.
345	4.00%, 09/01/2021	358
65	6.75%, 07/01/2018	76
	Time Warner, Inc.
130	4.88%, 03/15/2020	143
120	6.50%, 11/15/2036	142
	Viacom, Inc.
88	4.38%, 03/15/2043	78
	Walt Disney Co.
35	4.13%, 12/01/2041	34
50	5.63%, 09/15/2016	56
		2,148
	Beverage and Tobacco Product Manufacturing - 0.4%
	Altria Group, Inc.
360	4.75%, 05/05/2021	393
6	9.70%, 11/10/2018	8
	Anheuser-Busch InBev Worldwide, Inc.
95	3.75%, 07/15/2042	85
325	5.38%, 01/15/2020	373
	Coca-Cola Co.
340	1.65%, 03/14/2018	338
30	3.15%, 11/15/2020	30
	Diageo Capital plc
50	3.88%, 04/29/2043	46
75	5.50%, 09/30/2016	83
	Dr. Pepper Snapple Group
40	2.90%, 01/15/2016	41
	PepsiCo, Inc.
180	3.13%, 11/01/2020	184
30	5.50%, 01/15/2040	34
	Philip Morris International, Inc.
215	4.50%, 03/26/2020 - 03/20/2042	230
		1,845
	Chemical Manufacturing - 0.2%
	Dow Chemical Co.
200	4.13%, 11/15/2021	210
90	8.55%, 05/15/2019	115
	E.I. DuPont de Nemours & Co.
160	3.63%, 01/15/2021	168
20	5.60%, 12/15/2036	23
	Ecolab, Inc.
95	4.35%, 12/08/2021	102
	Potash Corp. of Saskatchewan, Inc.
35	6.50%, 05/15/2019	41
	PPG Industries, Inc.
20	3.60%, 11/15/2020	20
	Praxair, Inc.
55	2.45%, 02/15/2022	52
25	5.38%, 11/01/2016	28
		759
	Computer and Electronic Product Manufacturing - 0.4%
	Apple, Inc.
210	2.40%, 05/03/2023	195
	Cingular Wireless LLC
25	7.13%, 12/15/2031	32
	Cisco Systems, Inc.
320	4.45%, 01/15/2020	351
40	5.50%, 02/22/2016	44
	EMC Corp.
110	2.65%, 06/01/2020	109
	Hewlett-Packard Co.
45	4.30%, 06/01/2021	47
250	5.50%, 03/01/2018	282
	Intel Corp.
90	2.70%, 12/15/2022	86
100	3.30%, 10/01/2021	102
	Lockheed Martin Corp.
140	4.25%, 11/15/2019	151
15	4.85%, 09/15/2041	16
	Raytheon Co.
95	3.13%, 10/15/2020	96
	Texas Instruments, Inc.
25	2.38%, 05/16/2016	26
	Thermo Fisher Scientific, Inc.
155	2.25%, 08/15/2016	159
100	4.15%, 02/01/2024	103
		1,799
	Construction - 0.0%
	CRH America, Inc.
125	6.00%, 09/30/2016	139

	Couriers and Messengers - 0.0%
	United Parcel Service, Inc.
110	3.13%, 01/15/2021	113

	Educational Services - 0.0%
	Princeton University
75	4.95%, 03/01/2019	84

	Electrical Equipment and Appliance Manufacturing - 0.1%
	Emerson Electric Co.
70	4.88%, 10/15/2019	79
	General Electric Co.
67	4.13%, 10/09/2042	64
120	5.25%, 12/06/2017	136
	Koninklijke Philips Electronics N.V.
58	6.88%, 03/11/2038	75
		354

7

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments – (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Corporate Bonds - 11.5% - (continued)
	Finance and Insurance - 4.6%
	ACE INA Holdings, Inc.
$65	2.70%, 03/13/2023	$61
	Aetna, Inc.
165	3.95%, 09/01/2020	174
	Allstate (The) Corp.
75	5.55%, 05/09/2035	87
	American Express Co.
153	2.65%, 12/02/2022	145
	American Express Credit Corp.
195	2.75%, 09/15/2015	201
	American International Group, Inc.
350	6.40%, 12/15/2020	417
	Aon Corp.
20	5.00%, 09/30/2020	22
	Asian Development Bank
100	1.75%, 09/11/2018	101
265	2.50%, 03/15/2016	275
	Bank of America Corp.
160	3.30%, 01/11/2023	154
445	5.00%, 05/13/2021	491
560	5.65%, 05/01/2018	633
	Bank of Montreal
150	1.45%, 04/09/2018	148
	Bank of New York Mellon Corp.
135	2.30%, 07/28/2016	139
50	3.55%, 09/23/2021	52
	Bank of Nova Scotia
35	4.38%, 01/13/2021	38
	Barclays Bank plc
100	5.00%, 09/22/2016	110
	BB&T Corp.
80	3.20%, 03/15/2016	84
130	5.25%, 11/01/2019	146
	Berkshire Hathaway Finance Corp.
40	4.50%, 02/11/2043	39
225	5.40%, 05/15/2018	257
	BlackRock, Inc.
105	5.00%, 12/10/2019	118
	BP Capital Markets plc
160	2.25%, 11/01/2016	165
135	3.25%, 05/06/2022	134
	Capital One Financial Corp.
140	4.75%, 07/15/2021	153
110	6.15%, 09/01/2016	123
	Chubb Corp.
90	5.75%, 05/15/2018	103
	CIGNA Corp.
100	4.00%, 02/15/2022	104
10	5.38%, 02/15/2042	11
	Citigroup, Inc.
40	3.38%, 03/01/2023	38
100	4.45%, 01/10/2017	108
605	5.38%, 08/09/2020	681
65	6.63%, 06/15/2032	75
	Credit Suisse New York
110	5.30%, 08/13/2019	125
	Deutsche Bank AG
110	3.25%, 01/11/2016	115
	European Bank for Reconstruction & Development
285	2.50%, 03/15/2016	296
	European Investment Bank
695	1.25%, 10/14/2016	703
485	2.88%, 09/15/2020	498
	Fifth Third Bancorp
100	3.50%, 03/15/2022	100
35	3.63%, 01/25/2016	37
	Ford Motor Credit Co. LLC
270	6.63%, 08/15/2017	312
	General Electric Capital Corp.
455	4.38%, 09/16/2020	494
525	5.30%, 02/11/2021	591
	Goldman Sachs Group, Inc.
605	5.38%, 03/15/2020	675
169	6.25%, 02/01/2041	201
	HCP, Inc.
160	6.70%, 01/30/2018	187
	Health Care, Inc. REIT
40	3.75%, 03/15/2023	39
55	5.25%, 01/15/2022	61
	HSBC Finance Corp.
40	5.00%, 06/30/2015	42
160	6.68%, 01/15/2021	187
	HSBC Holdings plc
570	5.10%, 04/05/2021	637
	Inter-American Development Bank
145	2.25%, 07/15/2015	149
310	3.88%, 02/14/2020	338
	International Bank for Reconstruction & Development
100	2.38%, 05/26/2015	103
197	7.63%, 01/19/2023	271
	John Deere Capital Corp.
105	1.85%, 09/15/2016	107
165	2.80%, 09/18/2017	173
	JP Morgan Chase & Co.
715	4.95%, 03/25/2020	795
80	6.00%, 01/15/2018	92
365	6.30%, 04/23/2019	429
	KeyCorp
70	3.75%, 08/13/2015	73
	Kreditanstalt fuer Wiederaufbau
450	1.25%, 10/26/2015 - 02/15/2017	455
185	2.63%, 01/25/2022	183
491	4.00%, 01/27/2020	538
	Landwirtschaftliche Rentenbank
180	2.50%, 02/15/2016	187
100	3.13%, 07/15/2015	103
	Lincoln National Corp.
60	4.00%, 09/01/2023	61
60	4.85%, 06/24/2021	66
	LYB Internantional Finance B.V.
100	4.00%, 07/15/2023	102
	Marsh & McLennan Cos., Inc.
35	4.80%, 07/15/2021	38

8

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments – (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Corporate Bonds - 11.5% - (continued)
	Finance and Insurance - 4.6% - (continued)
	MetLife, Inc.
$90	5.70%, 06/15/2035	$105
120	7.72%, 02/15/2019	149
	Morgan Stanley
200	5.45%, 01/09/2017	221
505	5.50%, 07/28/2021	571
	National Rural Utilities Cooperative Finance Corp.
110	3.05%, 02/15/2022	109
30	5.45%, 04/10/2017	34
	Nomura Holdings, Inc.
130	4.13%, 01/19/2016	137
	Nordic Investment Bank
100	2.50%, 07/15/2015	103
	Oesterreichische Kontrollbank AG
95	4.88%, 02/16/2016	103
	PNC Funding Corp.
70	2.70%, 09/19/2016	73
70	3.30%, 03/08/2022	70
150	5.13%, 02/08/2020	169
	Principal Financial Group, Inc.
70	3.30%, 09/15/2022	68
	Prudential Financial, Inc.
205	5.38%, 06/21/2020	232
25	5.80%, 11/16/2041	29
	Rabobank Nederland
245	4.50%, 01/11/2021	265
	Royal Bank of Canada
185	2.30%, 07/20/2016	191
	Royal Bank of Scotland Group plc
35	6.13%, 01/11/2021	41
	Simon Property Group L.P.
220	5.65%, 02/01/2020	255
	State Street Corp.
80	4.38%, 03/07/2021	88
	Toyota Motor Credit Corp.
70	2.00%, 10/24/2018	70
40	3.20%, 06/17/2015	41
140	3.40%, 09/15/2021	144
	Travelers Cos., Inc.
140	3.90%, 11/01/2020	148
30	4.60%, 08/01/2043	31
	U.S. Bancorp
110	2.45%, 07/27/2015	113
50	4.13%, 05/24/2021	53
	UBS AG Stamford CT
100	5.88%, 07/15/2016	110
	UnitedHealth Group, Inc.
125	6.88%, 02/15/2038	164
	Wellpoint, Inc.
65	4.65%, 01/15/2043	63
135	5.25%, 01/15/2016	145
	Wells Fargo & Co.
330	2.10%, 05/08/2017	338
70	3.50%, 03/08/2022	71
335	4.60%, 04/01/2021	369
	Westpac Banking Corp.
110	3.00%, 12/09/2015	114
		20,137
	Food Manufacturing - 0.2%
	Archer-Daniels Midland Co.
33	4.02%, 04/16/2043	31
	ConAgra Foods, Inc.
120	7.00%, 04/15/2019	144
	General Mills, Inc.
80	5.65%, 02/15/2019	92
	Kellogg Co.
45	4.00%, 12/15/2020	47
	Kraft Foods Group, Inc.
50	5.00%, 06/04/2042	52
113	5.38%, 02/10/2020	129
	Mondelez International, Inc.
200	4.00%, 02/01/2024	203
	Unilever Capital Corp.
70	5.90%, 11/15/2032	89
		787
	Food Services - 0.0%
	McDonald's Corp.
49	3.70%, 02/15/2042	44
80	5.35%, 03/01/2018	90
	Yum! Brands, Inc.
7	6.88%, 11/15/2037	9
		143
	Health Care and Social Assistance - 0.8%
	AbbVie, Inc.
265	2.90%, 11/06/2022	255
	Amgen, Inc.
195	3.88%, 11/15/2021	204
67	5.75%, 03/15/2040	75
	AstraZeneca plc
130	5.90%, 09/15/2017	149
	Baxter International, Inc.
130	2.40%, 08/15/2022	121
30	4.50%, 08/15/2019	33
	Boston Scientific Corp.
70	6.00%, 01/15/2020	80
	Bristol-Myers Squibb Co.
25	3.25%, 08/01/2042	20
	Celgene Corp.
30	3.25%, 08/15/2022	29
	Covidien International Finance S.A.
45	3.20%, 06/15/2022	44
25	6.00%, 10/15/2017	29
	CVS Caremark Corp.
110	6.13%, 09/15/2039	133
	Eli Lilly & Co.
20	5.20%, 03/15/2017	22
	Express Scripts Holding Co.
205	4.75%, 11/15/2021	223
	Gilead Sciences, Inc.
110	3.70%, 04/01/2024	110
20	4.40%, 12/01/2021	22
	GlaxoSmithKline Capital, Inc.
40	2.80%, 03/18/2023	38
180	5.65%, 05/15/2018	207
27	6.38%, 05/15/2038	34

9

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments – (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Corporate Bonds - 11.5% - (continued)
	Health Care and Social Assistance - 0.8% - (continued)
	Johnson & Johnson
$75	2.15%, 05/15/2016	$78
75	5.95%, 08/15/2037	93
	McKesson Corp.
70	3.80%, 03/15/2024	70
50	4.75%, 03/01/2021	55
	Medtronic, Inc.
15	4.00%, 04/01/2043	14
120	4.45%, 03/15/2020	132
	Merck & Co., Inc.
65	3.60%, 09/15/2042	57
195	3.88%, 01/15/2021	208
	Novartis Capital Corp.
90	2.40%, 09/21/2022	85
	Novartis Securities Investment Ltd.
75	5.13%, 02/10/2019	85
	Pfizer, Inc.
470	6.20%, 03/15/2019	556
	Quest Diagnostics, Inc.
40	4.70%, 04/01/2021	43
	Sanofi-Aventis S.A.
20	4.00%, 03/29/2021	21
	Teva Pharmaceutical Finance IV B.V.
60	3.65%, 11/10/2021	60
	Walgreen Co.
30	3.10%, 09/15/2022	29
		3,414
	Information - 0.8%
	America Movil S.A.B. de C.V.
110	5.63%, 11/15/2017	125
65	6.13%, 11/15/2037	73
	AT&T, Inc.
310	2.63%, 12/01/2022	288
59	4.35%, 06/15/2045	52
73	5.35%, 09/01/2040	75
200	5.80%, 02/15/2019	231
	British Telecommunications plc
18	9.62%, 12/15/2030 Δ	28
	Deutsche Telekom International Finance B.V.
82	8.75%, 06/15/2030	118
	France Telecom S.A.
80	5.38%, 07/08/2019	90
	Google, Inc.
65	2.13%, 05/19/2016	67
	Microsoft Corp.
150	1.63%, 09/25/2015	153
135	5.20%, 06/01/2039	151
	Oracle Corp.
110	5.38%, 07/15/2040	125
120	5.75%, 04/15/2018	138
	Qwest Corp.
110	6.88%, 09/15/2033	108
	Rogers Communications, Inc.
30	4.50%, 03/15/2043	28
50	6.80%, 08/15/2018	59
	Telefonica Emisiones SAU
180	5.46%, 02/16/2021	198
	Verizon Communications, Inc.
140	3.65%, 09/14/2018	149
310	5.15%, 09/15/2023	339
95	6.00%, 04/01/2041	108
300	6.35%, 04/01/2019	354
200	6.55%, 09/15/2043	243
	Vodafone Group plc
195	5.45%, 06/10/2019	223
20	6.15%, 02/27/2037	23
		3,546
	Machinery Manufacturing - 0.1%
	Baker Hughes, Inc.
46	5.13%, 09/15/2040	51
	Caterpillar, Inc.
50	3.80%, 08/15/2042	44
185	3.90%, 05/27/2021	197
	Deere & Co.
30	3.90%, 06/09/2042	28
	Joy Global, Inc.
10	5.13%, 10/15/2021	10
	Xerox Corp.
20	6.35%, 05/15/2018	23
		353
	Mining - 0.3%
	Barrick Gold Corp.
25	5.25%, 04/01/2042	23
110	6.95%, 04/01/2019	129
	BHP Billiton Finance USA Ltd.
80	3.85%, 09/30/2023	82
15	4.13%, 02/24/2042	14
110	6.50%, 04/01/2019	132
	Freeport-McMoRan Copper & Gold, Inc.
220	3.88%, 03/15/2023	210
	Newmont Mining Corp.
38	6.25%, 10/01/2039	37
	Rio Tinto Finance USA Ltd.
145	3.75%, 09/20/2021	149
170	6.50%, 07/15/2018	200
	Southern Copper Corp.
55	6.75%, 04/16/2040	56
	Teck Resources Ltd.
40	4.50%, 01/15/2021	41
30	5.40%, 02/01/2043	28
	Vale Overseas Ltd.
190	6.25%, 01/23/2017	213
90	6.88%, 11/10/2039	96
		1,410
	Miscellaneous Manufacturing - 0.2%
	3M Co.
75	1.38%, 09/29/2016	76
25	5.70%, 03/15/2037	30
	Boeing Co.
200	4.88%, 02/15/2020	224
	Honeywell International, Inc.
100	4.25%, 03/01/2021	109
	Northrop Grumman Corp.
20	4.75%, 06/01/2043	20
20	5.05%, 08/01/2019	22

10

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments – (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Corporate Bonds - 11.5% - (continued)
	Miscellaneous Manufacturing - 0.2% - (continued)
	United Technologies Corp.
$150	4.50%, 04/15/2020 - 06/01/2042	$158
195	6.13%, 02/01/2019	230
		869
	Motor Vehicle and Parts Manufacturing - 0.1%
	DaimlerChrysler NA Holdings Corp.
18	8.50%, 01/18/2031	27
	Ford Motor Co.
130	7.45%, 07/16/2031	167
	Johnson Controls, Inc.
100	5.00%, 03/30/2020	111
		305
	Other Services - 0.0%
	Illinois Tool Works, Inc.
15	3.90%, 09/01/2042	14

	Paper Manufacturing - 0.1%
	International Paper Co.
110	7.50%, 08/15/2021	138
	Kimberly-Clark Corp.
12	5.30%, 03/01/2041	14
90	6.13%, 08/01/2017	104
		256
	Petroleum and Coal Products Manufacturing - 1.0%
	Anadarko Petroleum Corp.
40	5.95%, 09/15/2016	44
	Apache Corp.
100	5.10%, 09/01/2040	106
	Atmos Energy Corp.
8	5.50%, 06/15/2041	9
	Canadian Natural Resources Ltd.
60	5.70%, 05/15/2017	67
40	6.50%, 02/15/2037	49
	Cenovus Energy, Inc.
15	4.45%, 09/15/2042	14
25	5.70%, 10/15/2019	29
	Chevron Corp.
35	2.36%, 12/05/2022	33
150	2.43%, 06/24/2020	149
	ConocoPhillips
128	6.50%, 02/01/2039	168
	Devon Financing Corp.
65	7.88%, 09/30/2031	88
	EnCana Corp.
50	6.50%, 02/01/2038	60
	Ensco plc
50	4.70%, 03/15/2021	54
	Hess Corp.
53	5.60%, 02/15/2041	58
	Kerr-McGee Corp.
100	6.95%, 07/01/2024	121
	Marathon Oil Corp.
15	6.60%, 10/01/2037	19
	Marathon Petroleum Corp.
15	5.13%, 03/01/2021	17
	National Oilwell Varco, Inc.
50	2.60%, 12/01/2022	47
15	3.95%, 12/01/2042	14
	Nexen, Inc.
50	7.50%, 07/30/2039	65
	Noble Corp.
45	3.95%, 03/15/2022	45
	Noble Energy, Inc.
20	6.00%, 03/01/2041	23
	Occidental Petroleum Corp.
40	4.10%, 02/01/2021	43
	Pemex Project Funding Master Trust
185	5.75%, 03/01/2018	205
	Petrobras International Finance Co.
425	5.38%, 01/27/2021	430
	Petroleos Mexicanos
170	6.50%, 06/02/2041	186
	Phillips 66
85	4.30%, 04/01/2022	90
	Sempra Energy
65	6.00%, 10/15/2039	78
35	6.50%, 06/01/2016	39
	Shell International Finance B.V.
85	3.63%, 08/21/2042	75
170	4.30%, 09/22/2019	188
	Southern Natural Gas Co. LLC
60	5.90%, 04/01/2017 ■	67
	Statoilhydro ASA
335	5.25%, 04/15/2019	382
	Suncor Energy, Inc.
100	6.50%, 06/15/2038	124
	Talisman Energy, Inc.
25	7.75%, 06/01/2019	30
	Total Capital International S.A.
145	1.50%, 02/17/2017	147
	Total Capital S.A.
95	4.25%, 12/15/2021	103
	Transocean, Inc.
185	6.50%, 11/15/2020	208
	TXU Electric Delivery Co.
95	7.00%, 09/01/2022	118
	Valero Energy Corp.
200	6.13%, 02/01/2020	232
	Weatherford International Ltd.
110	5.13%, 09/15/2020	120
	Williams Partners L.P.
125	5.25%, 03/15/2020	138
		4,282
	Pipeline Transportation - 0.2%
	EL Paso Pipeling Partners Operating Co. LLC
35	4.70%, 11/01/2042	31
	Energy Transfer Equity L.P.
90	6.50%, 02/01/2042	102
64	9.00%, 04/15/2019	80
	Enterprise Products Operating LLC
65	4.45%, 02/15/2043	61
20	4.85%, 03/15/2044	20
140	5.20%, 09/01/2020	156
	Kinder Morgan Energy Partners L.P.
187	6.38%, 03/01/2041	210

11

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments – (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Corporate Bonds - 11.5% - (continued)
	Pipeline Transportation - 0.2% - (continued)
	Oneok Partners L.P.
$25	6.65%, 10/01/2036	$30
	Plains All American Pipeline L.P.
65	6.65%, 01/15/2037	80
	TransCanada Pipelines Ltd.
75	3.75%, 10/16/2023	76
105	3.80%, 10/01/2020	110
90	7.13%, 01/15/2019	109
	Transcontinental Gas Pipe Corp.
20	4.45%, 08/01/2042	19
		1,084
	Primary Metal Manufacturing - 0.0%
	Alcoa, Inc.
120	6.15%, 08/15/2020	131

	Professional, Scientific and Technical Services - 0.1%
	IBM Corp.
95	5.60%, 11/30/2039	111
100	5.70%, 09/14/2017	115
	Omnicom Group, Inc.
110	3.63%, 05/01/2022	109
		335
	Rail Transportation - 0.2%
	Burlington Northern Santa Fe Corp.
47	4.38%, 09/01/2042	45
170	4.70%, 10/01/2019	187
	Canadian National Railway Co.
40	2.85%, 12/15/2021	39
	Canadian Pacific Railway Co.
60	4.45%, 03/15/2023	64
8	7.13%, 10/15/2031	10
	CSX Corp.
85	3.70%, 10/30/2020	88
105	4.25%, 06/01/2021	112
	Norfolk Southern Corp.
75	4.84%, 10/01/2041	77
	Union Pacific Corp.
34	4.82%, 02/01/2044	35
		657
	Real Estate, Rental and Leasing - 0.0%
	Boston Properties L.P.
100	5.88%, 10/15/2019	115
	ERP Operating L.P.
70	5.75%, 06/15/2017	79
		194
	Retail Trade - 0.4%
	Eaton Corp.
165	2.75%, 11/02/2022	156
	Federated Retail Holdings, Inc.
128	5.90%, 12/01/2016	142
	Home Depot, Inc.
335	4.40%, 04/01/2021	368
	Kroger (The) Co.
40	3.90%, 10/01/2015	42
70	6.80%, 12/15/2018	83
40	7.50%, 04/01/2031	51
	Lowe's Cos., Inc.
70	6.65%, 09/15/2037	90
	Macy's Retail Holdings, Inc.
60	3.88%, 01/15/2022	62
	Target Corp.
270	3.88%, 07/15/2020	289
	Wal-Mart Stores, Inc.
115	3.25%, 10/25/2020	119
150	4.25%, 04/15/2021	163
148	5.63%, 04/15/2041	176
		1,741
	Soap, Cleaning Compound and Toilet Manufacturing - 0.0%
	Procter & Gamble Co.
115	4.70%, 02/15/2019	129
20	5.55%, 03/05/2037	24
		153
	Transportation Equipment Manufacturing - 0.0%
	General Dynamics Corp.
15	3.88%, 07/15/2021	16

	Utilities - 0.7%
	Alabama Power Co.
20	6.00%, 03/01/2039	24
	CenterPoint Energy Houston Electric LLC
15	3.55%, 08/01/2042	13
	CMS Energy Corp.
60	5.05%, 03/15/2022	67
	Consolidated Edison Co. of NY
20	3.95%, 03/01/2043	18
25	5.50%, 12/01/2039	29
40	6.65%, 04/01/2019	48
	Dominion Gas Holdings LLC
100	3.55%, 11/01/2023 ■	99
	Dominion Resources, Inc.
295	4.45%, 03/15/2021	318
	Duke Energy Corp.
105	5.30%, 02/15/2040	120
	Entergy Corp.
40	3.63%, 09/15/2015	41
	Exelon Generation Co. LLC
145	4.00%, 10/01/2020	149
85	6.25%, 10/01/2039	94
	Florida Power & Light Co.
105	5.69%, 03/01/2040	125
	Georgia Power Co.
100	2.85%, 05/15/2022	97
50	4.75%, 09/01/2040	52
	Hydro-Quebec
150	1.38%, 06/19/2017	150
70	8.40%, 01/15/2022	92
	Kentucky Utilities Co.
70	5.13%, 11/01/2040	78
	MidAmerican Energy Holdings Co.
170	6.13%, 04/01/2036	203
	Nevada Power Co.
55	6.75%, 07/01/2037	72
	Northern States Power Co.
55	3.40%, 08/15/2042	47
	Ohio Power Co.
155	5.38%, 10/01/2021	179

12

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments – (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Corporate Bonds - 11.5% - (continued)
	Utilities - 0.7% - (continued)
	Pacific Gas & Electric Co.
$165	6.05%, 03/01/2034	$195
	Progress Energy, Inc.
270	4.40%, 01/15/2021	289
	PSEG Power LLC
25	5.13%, 04/15/2020	27
	Public Service Electric & Gas Co.
50	3.95%, 05/01/2042	47
	San Diego Gas & Electric Co.
32	4.50%, 08/15/2040	33
	South Carolina Electric & Gas Co.
40	6.05%, 01/15/2038	50
	Southern California Edison Co.
100	4.50%, 09/01/2040	102
	Xcel Energy, Inc.
65	4.70%, 05/15/2020	72
		2,930
	Wholesale Trade - 0.0%
	Georgia-Pacific LLC
40	7.75%, 11/15/2029	53

	Total Corporate Bonds
	(Cost $50,252)	$50,322

Foreign Government Obligations - 0.8%
	Brazil - 0.1%
	Brazil (Republic of)
$225	5.88%, 01/15/2019	$253
187	7.13%, 01/20/2037	224
		477
	Canada - 0.3%
	British Columbia (Province of)
60	2.10%, 05/18/2016	62
105	2.65%, 09/22/2021	105
	Canada (Government of)
135	0.88%, 02/14/2017	135
	Manitoba (Province of)
60	2.10%, 09/06/2022	56
75	2.63%, 07/15/2015	77
	Nova Scotia (Province of)
35	5.13%, 01/26/2017	39
	Ontario (Province of)
345	4.40%, 04/14/2020	381
	Quebec (Province of)
140	3.50%, 07/29/2020	147
60	5.13%, 11/14/2016	67
50	7.50%, 09/15/2029	69
		1,138
	Colombia - 0.1%
	Colombia (Republic of)
161	8.13%, 05/21/2024	209

	Italy - 0.0%
	Italy (Republic of)
45	5.38%, 06/15/2033	50

	Mexico - 0.1%
	United Mexican States
220	5.13%, 01/15/2020	245
232	6.05%, 01/11/2040	264
		509
	Panama - 0.0%
	Panama (Republic of)
50	6.70%, 01/26/2036	59

	Peru - 0.0%
	Peru (Republic of)
75	5.63%, 11/18/2050	80
30	7.13%, 03/30/2019	36
		116
	Philippines - 0.1%
	Philippines (Republic of)
120	4.00%, 01/15/2021	126
100	6.38%, 10/23/2034	124
		250
	Poland - 0.0%
	Poland (Republic of)
140	5.00%, 03/23/2022	153

	South Africa - 0.0%
	South Africa (Republic of)
100	6.88%, 05/27/2019	115

	Turkey - 0.1%
	Turkey (Republic of)
110	6.75%, 05/30/2040	117
190	7.38%, 02/05/2025	218
		335
	Total Foreign Government Obligations
	(Cost $3,525)	$3,411

Municipal Bonds - 0.2%
	Airport Revenues - 0.0%
	Clark County, NV, Airport Rev,
$5	6.82%, 07/01/2045	$7

	General Obligations - 0.1%
	California State GO,
105	7.60%, 11/01/2040	148
	California State GO, Taxable,
55	7.55%, 04/01/2039	76
	Connecticut State GO,
45	5.85%, 03/15/2032	53
	Illionis State, GO,
195	5.10%, 06/01/2033	192
	Massachusetts State GO,
15	5.46%, 12/01/2039	17
	Mississippi State GO,
25	5.25%, 11/01/2034	28
	New York, NY, GO,
15	5.85%, 06/01/2040	18
	Texas State GO,
30	5.52%, 04/01/2039	36
		568

13

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments – (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Municipal Bonds - 0.2% - (continued)
	Higher Education (Univ., Dorms, etc.) - 0.0%
	University of California, Build America Bonds Rev,
$50	5.77%, 05/15/2043	$58
	University of Texas,
25	4.79%, 08/15/2046	27
		85
	Miscellaneous - 0.0%
	New Jersey State Econ DA Lease Rev,
15	7.43%, 02/15/2029	19

	Tax Allocation - 0.0%
	New York, NY, Dormitory Auth Rev,
20	5.60%, 03/15/2040	23

	Transportation - 0.1%
	Bay Area, CA, Toll Auth Bridge Rev,
30	6.26%, 04/01/2049	39
	Metropolitan Transportation Auth, NY, Rev,
20	5.87%, 11/15/2039	23
25	6.55%, 11/15/2031	31
15	6.65%, 11/15/2039	19
	New Jersey State Turnpike Auth,
45	7.10%, 01/01/2041	61
	New Jersey State Turnpike Auth, Taxable,
15	7.41%, 01/01/2040	21
	New York & New Jersey PA,
50	4.93%, 10/01/2051	51
		245
	Utilities - Electric - 0.0%
	American Municipal Power Ohio, Inc. Rev,
45	6.05%, 02/15/2043	51
	Municipal Elec Auth Georgia,
40	6.64%, 04/01/2057	45
		96
	Utilities - Water and Sewer - 0.0%
	New York City, NY, Municipal Water FA,
45	5.88%, 06/15/2044	55

	Total Municipal Bonds
	(Cost $1,100)	$1,098

U.S. Government Agencies - 13.3%
	FHLMC - 3.8%
$270	2.38%, 01/13/2022	$264
1,579	2.50%, 05/27/2016 - 12/01/2042 ☼	1,587
3,280	3.00%, 12/01/2025 - 05/01/2043	3,239
2,927	3.50%, 04/01/2026 - 12/01/2043	2,979
680	3.75%, 03/27/2019	742
1,778	4.00%, 06/01/2024 - 02/01/2042	1,850
1,952	4.50%, 03/01/2015 - 09/01/2041	2,083
1,664	5.00%, 05/01/2023 - 08/01/2041	1,818
360	5.13%, 10/18/2016	400
370	5.25%, 04/18/2016	406
873	5.50%, 05/01/2036 - 08/01/2038	960
136	6.00%, 06/01/2036 - 10/01/2037	152
10	6.25%, 07/15/2032	13
		16,493
	FNMA - 6.3%
690	0.88%, 08/28/2017	682
830	1.25%, 01/30/2017	839
1,310	1.63%, 10/26/2015 - 11/27/2018	1,331
1,818	2.50%, 03/01/2027 - 01/01/2043	1,808
5,519	3.00%, 12/01/2025 - 11/01/2043	5,443
5,047	3.50%, 09/01/2025 - 08/01/2043 ☼	5,131
4,772	4.00%, 05/01/2020 - 11/01/2043	4,979
2,879	4.50%, 05/01/2025 - 08/01/2041	3,073
2,168	5.00%, 02/01/2022 - 01/01/2041	2,366
1,272	5.50%, 10/01/2035 - 05/01/2040	1,409
130	5.63%, 07/15/2037	163
328	6.00%, 04/01/2036 - 07/01/2037	366
80	6.50%, 06/01/2039	89
53	6.63%, 11/15/2030	73
		27,752
	GNMA - 3.2%
150	2.50%, 10/15/2027 - 01/15/2043	145
3,129	3.00%, 04/15/2027 - 12/20/2043	3,099
3,290	3.50%, 09/15/2025 - 03/20/2044 ☼	3,362
2,596	4.00%, 08/15/2026 - 11/20/2043	2,734
2,497	4.50%, 05/15/2039 - 10/20/2043	2,700
1,255	5.00%, 11/20/2035 - 12/20/2041	1,374
263	5.50%, 05/20/2038 - 08/20/2041	291
174	6.00%, 02/15/2036 - 08/20/2041	195
		13,900
	Total U.S. Government Agencies
	(Cost $58,878)	$58,145

U.S. GOVERNMENT SECURITIES - 15.3%
Other Direct Federal Obligations - 0.4%
	FFCB - 0.0%
$165	4.88%, 12/16/2015 - 01/17/2017	$179

	FHLB - 0.3%
540	4.75%, 12/16/2016	596
470	5.00%, 11/17/2017	533
60	5.50%, 07/15/2036	73
		1,202
	Tennessee Valley Authority - 0.1%
213	6.75%, 11/01/2025	276

		1,657
U.S. Treasury Securities - 14.9%
	U.S. Treasury Bonds - 2.4%
5,706	3.13%, 11/15/2041 - 02/15/2043 Ø	5,272
305	3.75%, 08/15/2041	318
728	4.25%, 11/15/2040 ‡	825
2,960	5.38%, 02/15/2031	3,786
		10,201

14

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments – (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
U.S. GOVERNMENT SECURITIES - 15.3% - (continued)
U.S. Treasury Securities - 14.9% - (continued)
	U.S. Treasury Notes - 12.5%
$1,500	0.25%, 11/30/2015	$1,499
400	0.50%, 07/31/2017	392
13,070	0.63%, 05/31/2017 - 04/30/2018	12,776
1,185	0.88%, 11/30/2016	1,189
7,912	1.00%, 08/31/2016	7,982
15,720	1.25%, 08/31/2015 - 11/30/2018	15,937
8,364	1.75%, 05/31/2016 - 05/15/2022	8,185
3,878	1.88%, 09/30/2017	3,973
345	2.13%, 08/15/2021	339
2,620	2.75%, 11/15/2023 - 02/15/2024	2,629
215	3.13%, 05/15/2021	226
		55,127
		65,328
	Total U.S. Government Securities
	(Cost $67,657)	$66,985

Contracts		Market Value ╪
Put Options Purchased - 0.6%
Equity Contracts - 0.6%
	S&P 500 Index Option
97	Expiration: 06/06/2016, Exercise Price: $1,170.00 Я	$2,825

	Total Put Options Purchased
	(Cost $22,592)	$2,825

	Total Long-Term Investments
	(Cost $284,039)	$283,516

Shares or Principal Amount		Market Value ╪
Short-Term Investments - 36.5%
Other Direct Federal Obligations - 5.7%
	FHLB
$20,000	0.11%, 4/4/2014 ○	$20,000
5,000	0.13%, 6/11/2014 ○	4,999
		24,999
Other Investment Pools and Funds - 0.0%
67	JP Morgan U.S. Government Money Market Fund	67

Repurchase Agreements - 2.7%
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $2,709, collateralized by U.S. Treasury Note 1.75%, 2023, value of $2,763)
$2,709	0.05%, 3/31/2014	2,709
	RBS Greenwich Capital Markets TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $2,708, collateralized by U.S. Treasury Note 1.88%, 2014, value of $2,765)
2,708	0.05%, 3/31/2014	2,708
	UBS Securities, Inc. TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $6,419, collateralized by U.S. Treasury Note 0.25% - 4.25%, 2015 - 2017, value of $6,547)
6,419	0.05%, 3/31/2014	6,419
		11,836
U.S. Government Agencies - 16.4%
	FHLMC
25,000	0.10%, 4/21/2014 ○	25,000
3,000	0.11%, 5/6/2014 ○	3,000
10,000	0.13%, 6/19/2014 ○	9,999
	FNMA
19,000	0.09%, 8/27/2014 ○	18,996
10,000	0.11%, 7/1/2014 ○	9,999
5,000	0.12%, 5/14/2014 ○	5,000
		71,994
U.S. Treasury Bills - 11.7%
51,000	0.04%, 07/10/2014 □○	50,995

	Total Short-Term Investments
	(Cost $159,879)	$159,891

Total Investments
(Cost $443,918) ▲	101.1%	$443,407
Other Assets and Liabilities	(1.1)%	(4,782)
Total Net Assets	100.0%	$438,625

15

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments – (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2014, the cost of securities for federal income tax purposes was $425,789 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$22,221
Unrealized Depreciation	(4,603)
Net Unrealized Appreciation	$17,618

●	Non-income producing.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $512 at March 31, 2014.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Я	The broker deposited securities valued at $2,645 with the custodian to serve as collateral for the options purchased by the Fund. The collateral is maintained in a segregated account at the custodian on behalf of the Fund. Since the broker retains legal title to the securities, the securities are not considered assets of the Fund.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2014.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2014, the aggregate value of these securities was $166, which rounds to zero percent of total net assets.

□	This security, or a portion of this security, is pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts held at March 31, 2014, as listed in the table below:

Futures Contracts Outstanding at March 31, 2014

	Number of	Expiration	Notional	Market	Unrealized Appreciation/ (Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset	Liability	Asset	Liability
Short position contracts:
S&P 500 (E-Mini) Future	2,355	06/20/2014	$219,092	$219,557	$—	$(465)	$—	$(1,672)

* The number of contracts does not omit 000's.

16

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments – (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Ø	At March 31, 2014, this security, or a portion of this security, collateralized the written put options in the table below:

Written Put Options Outstanding at March 31, 2014

Description (Counterparty)	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*		Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
S&P 500 Index Option (BCLY)	Equity	$910.00	06/06/2016	USD	32,964	$353	$4,456	$4,103
S&P 500 Index Option (JPM)	Equity	$910.00	06/06/2016	USD	31,850	341	4,299	3,958
S&P 500 Index Option (BOA)	Equity	$910.00	06/06/2016	USD	20,282	217	2,564	2,347
S&P 500 Index Option (CSI)	Equity	$910.00	06/06/2016	USD	3,348	36	509	473
S&P 500 Index Option (UBS)	Equity	$910.00	06/06/2016	USD	8,811	95	1,390	1,295
Total					97,255	$1,042	$13,218	$12,176

* The number of contracts does not omit 000's.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC
CSI	Credit Suisse International
JPM	JP Morgan Chase & Co.
UBS	UBS AG

Index Abbreviations:
S&P	Standard & Poors

Municipal Bond Abbreviations:
DA	Development Authority
FA	Finance Authority
GO	General Obligation
PA	Port Authority
Rev	Revenue

Other Abbreviations:
ETF	Exchange Traded Fund
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

17

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments – (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Diversification by Security Type
as of March 31, 2014
Category	Percentage of Net Assets
Equity Securities
Common Stocks	22.0%
Exchange Traded Funds	0.2
Put Options Purchased	0.6
Total	22.8%
Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	0.7%
Corporate Bonds	11.5
Foreign Government Obligations	0.8
Municipal Bonds	0.2
U.S. Government Agencies	13.3
U.S. Government Securities	15.3
Total	41.8%
Short-Term Investments	36.5%
Other Assets and Liabilities	(1.1)
Total	100.0%

Credit Exposure
as of March 31, 2014
Credit Rating *	Percentage of Net Assets
Aaa / AAA	13.6%
Aa / AA	17.8
A	4.6
Baa / BBB	5.7
Ba / BB	0.0
Not Rated	0.1
Non-Debt Securities and Other Short-Term Instruments	59.3
Other Assets and Liabilities	(1.1)
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service and typically range from AAA/Aaa (highest) to C/D (lowest). If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.

18

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments – (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
March 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$3,232	$—	$3,232	$—
Common Stocks ‡	96,385	96,385	—	—
Corporate Bonds	50,322	—	50,322	—
Exchange Traded Funds	1,113	1,113	—	—
Foreign Government Obligations	3,411	—	3,411	—
Municipal Bonds	1,098	—	1,098	—
Put Options Purchased	2,825	—	2,825	—
U.S. Government Agencies	58,145	—	58,145	—
U.S. Government Securities	66,985	1,002	65,983	—
Short-Term Investments	159,891	67	159,824	—
Total	$443,407	$98,567	$344,840	$—
Liabilities:
Written Options	1,042	—	1,042	—
Total	$1,042	$—	$1,042	$—
Futures *	465	465	—	—
Total	$465	$465	$—	$—

♦	For the three-month period ended March 31, 2014, investments valued at $978 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).

2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).

3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

19

Hartford Small Company HLS Fund

Schedule of Investments

March 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 98.7%
	Automobiles and Components - 1.2%
87	Dana Holding Corp.	$2,031
12	Standard Motor Products, Inc.	421
265	Tenneco Automotive, Inc. ●	15,365
—	Tesla Motors, Inc. ●	89
		17,906
	Banks - 1.5%
5	Altisource Portfolio Solutions S.A.	547
10	Bank of Marin Bancorp	441
99	EverBank Financial Corp.	1,956
62	First Merchants Corp.	1,332
58	Flushing Financial Corp.	1,223
13	Heritage Financial Corp.	220
18	Home Loan Servicing Solutions Ltd.	388
311	PacWest Bancorp	13,360
15	Trico Bancshares	399
12	Washington Banking Co.	219
38	Wintrust Financial Corp.	1,835
5	WSFS Financial Corp.	330
		22,250
	Capital Goods - 11.7%
27	A.O. Smith Corp.	1,233
35	AAON, Inc.	971
85	Acuity Brands, Inc.	11,227
4	AGCO Corp.	233
559	Altra Industrial Motion Corp.	19,947
352	Applied Industrial Technologies, Inc.	16,990
275	Armstrong World Industries, Inc. ●	14,632
35	Astronics Corp. ●	2,236
2	Astronics Corp. Class B ●	108
32	AZZ, Inc.	1,443
21	CAI International, Inc. ●	529
4	Carlisle Cos., Inc.	329
13	Cervus Equipment Corp.	269
28	Chart Industries, Inc. ●	2,193
5	Crane Co.	361
429	DigitalGlobe, Inc. ●	12,445
8	EMCOR Group, Inc.	392
12	Esterline Technologies Corp. ●	1,273
176	Generac Holdings, Inc.	10,407
87	GrafTech International Ltd. ●	946
11	H & E Equipment Services, Inc. ●	445
508	HD Supply Holdings, Inc. ●	13,297
27	Heico Corp.	1,645
3	Insteel Industries, Inc.	51
13	John Bean Technologies Corp.	395
22	Lennox International, Inc.	2,011
9	Lindsay Corp.	801
21	Luxfer Holdings plc	409
230	Moog, Inc. Class A ●	15,070
310	Owens Corning, Inc.	13,369
8	Polypore International, Inc. ●	270
27	Sun Hydraulics Corp.	1,190
142	Teledyne Technologies, Inc. ●	13,850
11	Textainer Group Holdings Ltd.	417
26	Titan International, Inc.	493
28	Trimas Corp. ●	914
170	WESCO International, Inc. ●	14,143
		176,934
	Commercial and Professional Services - 3.5%
263	Clean Harbors, Inc. ●	14,403
41	Deluxe Corp.	2,171
25	Exponent, Inc.	1,899
11	Gategroup Holding AG	338
49	GP Strategies Corp. ●	1,327
49	On Assignment, Inc. ●	1,909
30	RPX Corp. ●	489
531	TrueBlue, Inc. ●	15,539
251	Wageworks, Inc. ●	14,079
		52,154
	Consumer Durables and Apparel - 4.5%
33	Arctic Cat, Inc.	1,583
170	Cloudera, Inc. ⌂●†	2,227
71	Kate Spade & Co. ●	2,630
24	LGI Homes, Inc. ●	422
19	M/I Schottenstein Homes, Inc. ●	417
33	New Home Co. LLC ●	477
3,363	Samsonite International S.A.	10,420
363	Skechers USA, Inc. Class A ●	13,270
1,671	Standard-Pacific Corp. ●	13,887
209	Steven Madden Ltd. ●	7,517
557	Taylor Morrison Home Corp. ●	13,089
45	Vince Holding Corp. ●	1,187
		67,126
	Consumer Services - 4.0%
83	2U, Inc. ●	1,132
732	Bloomin' Brands, Inc. ●	17,639
38	Brinker International, Inc.	2,005
81	Buffalo Wild Wings, Inc. ●	12,081
70	Del Frisco's Restaurant Group, Inc. ●	1,942
108	Ignite Restaurant Group, Inc. ●	1,518
38	Marriott Vacations Worldwide Corp. ●	2,137
84	Panera Bread Co. Class A ●	14,897
75	Red Robin Gourmet Burgers, Inc. ●	5,386
39	Sotheby's Holdings	1,681
		60,418
	Diversified Financials - 3.2%
14	Alaris Royalty Corp.	384
23	Evercore Partners, Inc.	1,262
190	Financial Engines, Inc.	9,638
270	HFF, Inc.	9,075
207	LPL Financial Holdings, Inc.	10,851
26	Marcus & Millichap, Inc. ●	456
3	Marlin Business Services Corp.	53
12	Portfolio Recovery Associates, Inc. ●	686
14	Regional Management Corp. ●	344
54	Virtus Investment Partners, Inc. ●	9,367
521	Wisdomtree Investment, Inc. ●	6,840
		48,956
	Energy - 2.7%
370	Athlon Energy, Inc. ●	13,118
226	BPZ Resources, Inc. ●	717
14	C&J Energy Services, Inc. ●	421
224	Diamondback Energy, Inc. ●	15,106
45	EPL Oil & Gas, Inc. ●	1,727
99	Jones Energy, Inc. ●	1,502
121	Karoon Gas Australia Ltd. ●	287
44	PBF Energy, Inc.	1,146
42	Rosetta Resources, Inc. ●	1,952
60	RSP Permian, Inc. ●	1,727
26	SemGroup Corp.	1,686

1

Hartford Small Company HLS Fund

Schedule of Investments ― (continued)

March 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 98.7% - (continued)
	Energy - 2.7% - (continued)
53	Synergy Resources Corp. ●	$567
		39,956
	Food and Staples Retailing - 0.7%
36	Casey's General Stores, Inc.	2,443
27	Natural Grocers by Vitamin Cottage, Inc. ●	1,162
187	Sprouts Farmers Markets, Inc. ●	6,726
		10,331
	Food, Beverage and Tobacco - 1.7%
20	Alliance Grain Traders, Inc.	313
89	Darling International, Inc. ●	1,788
23	TreeHouse Foods, Inc. ●	1,688
767	WhiteWave Foods Co. Class A ●	21,887
		25,676
	Health Care Equipment and Services - 7.9%
205	Acadia Healthcare Co., Inc. ●	9,267
7	AmSurg Corp. ●	319
4	Atrion Corp.	1,287
37	Corvel Corp. ●	1,854
26	Cyberonics, Inc. ●	1,674
418	Dexcom, Inc. ●	17,282
12	Ensign Group, Inc.	536
499	Envision Healthcare Holdings ●	16,874
278	Examworks Group, Inc. ●	9,737
115	Globus Medical, Inc. ●	3,055
10	Greatbatch, Inc. ●	437
67	HealthSouth Corp.	2,415
178	Heartware International, Inc. ●	16,698
23	ICU Medical, Inc. ●	1,393
331	Insulet Corp. ●	15,693
6	MEDNAX, Inc. ●	396
15	Natus Medical, Inc. ●	398
49	Omnicell, Inc. ●	1,410
303	Team Health Holdings ●	13,580
51	U.S. Physical Therapy, Inc.	1,775
82	Vascular Solutions, Inc. ●	2,145
23	Wellcare Health Plans, Inc. ●	1,481
		119,706
	Household and Personal Products - 1.1%
37	Elizabeth Arden, Inc. ●	1,078
59	Prestige Brands Holdings, Inc. ●	1,619
170	Spectrum Brands Holdings, Inc.	13,558
		16,255
	Insurance - 1.0%
35	Amerisafe, Inc.	1,524
10	Phoenix Cos., Inc. ●	494
257	Protective Life Corp.	13,536
		15,554
	Materials - 1.6%
16	Advanced Emissions Solutions, Inc. ●	388
28	Cabot Corp.	1,651
205	Graphic Packaging Holding Co. ●	2,080
134	Headwaters, Inc. ●	1,768
8	Innospec, Inc.	378
379	KapStone Paper & Packaging Corp. ●	10,923
13	LSB Industries, Inc. ●	471
21	Myers Industries, Inc.	419
47	New Gold, Inc. ●	228
135	Omnova Solutions, Inc. ●	1,401
73	PolyOne Corp.	2,682
319	Romarco Minerals, Inc. ●	202
31	Silgan Holdings, Inc.	1,525
		24,116
	Media - 2.3%
309	DreamWorks Animation SKG, Inc. ●	8,214
447	Imax Corp. ●	12,204
130	Pandora Media, Inc. ●	3,949
141	Shutterstock, Inc. ●	10,235
117	Speed Commerce, Inc. ●	427
		35,029
	Pharmaceuticals, Biotechnology and Life Sciences - 9.0%
35	Acorda Therapeutics, Inc. ●	1,320
40	Aerie Pharmaceuticals, Inc. ●	855
46	Agios Pharmaceuticals, Inc. ●	1,814
31	Albany Molecular Research, Inc. ●	569
43	Alkermes plc ●	1,908
108	Alnylam Pharmaceuticals, Inc. ●	7,258
72	Arena Pharmaceuticals, Inc. ●	457
82	Bruker Corp. ●	1,878
20	Cara Therapeutics Inc ●	365
173	Covance, Inc. ●	17,981
159	Cubist Pharmaceuticals, Inc. ●	11,641
62	Durata Therapeutics, Inc. ●†	835
1,058	Exelixis, Inc. ●	3,745
44	Fiveprime Theapeutics, Inc ●	856
7	Foundation Medicine, Inc. ●	233
35	Glycomimetics, Inc. ●	564
237	Hyperion Therapeutics, Inc. ●	6,105
434	Immunogen, Inc. ●	6,486
477	Ironwood Pharmaceuticals, Inc. ●	5,880
289	Medicines Co. ●	8,212
328	NPS Pharmaceuticals, Inc. ●	9,827
90	Pacira Pharmaceuticals, Inc. ●	6,299
39	PAREXEL International Corp. ●	2,092
363	Portola Pharmaceuticals, Inc. ●	9,390
12	Puma Biotechnology, Inc. ●	1,199
115	Salix Pharmaceuticals Ltd. ●	11,952
178	Seattle Genetics, Inc. ●	8,112
234	Tesaro, Inc. ●	6,902
180	Xenoport, Inc. ●	931
		135,666
	Real Estate - 1.8%
30	Altisource Residential Corp.	946
46	Arbor Realty Trust	319
33	Armada Hoffler Properties, Inc.	330
36	Coresite Realty Corp. REIT	1,103
354	Kennedy-Wilson Holdings, Inc.	7,967
32	Medical Properties Trust, Inc. REIT	409
11	Pebblebrook Hotel Trust REIT	355
53	Ramco-Gershenson Properties Trust REIT	861
18	Stag Industrial, Inc. REIT	438
38	Summit Hotel Properties, Inc. REIT	356
105	Sunstone Hotel Investors, Inc. REIT	1,436
146	Zillow, Inc. ●	12,843
		27,363
	Retailing - 3.6%
5,016	Allstar Co. ⌂●†	7,163
28	Core-Mark Holding Co., Inc.	2,034
11	Destination Maternity Corp.	307
36	DSW, Inc.	1,294
17	Finish Line (The), Inc.	455
37	Five Below, Inc. ●	1,568

2

Hartford Small Company HLS Fund

Schedule of Investments – (continued)

March 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 98.7% - (continued)
	Retailing - 3.6% - (continued)
15	Group 1 Automotive, Inc.	$1,006
230	HSN, Inc.	13,748
32	Lumber Liquidators Holdings, Inc. ●	2,975
564	Pier 1 Imports, Inc.	10,644
17	Shoe Carnival, Inc.	394
105	Tory Burch LLC ⌂●†	7,229
333	Tuesday Morning Corp. ●	4,718
		53,535
	Semiconductors and Semiconductor Equipment - 4.3%
39	Exar Corp. ●	462
151	First Solar, Inc. ●	10,538
382	Freescale Semiconductor Holdings Ltd. ●	9,320
391	GT Advanced Technologies, Inc. ●	6,670
31	Inphi Corp. ●	504
34	Integrated Silicon Solution, Inc. ●	530
1,625	Lattice Semiconductor Corp. ●	12,743
62	Nanometrics, Inc. ●	1,116
86	PLX Technology, Inc. ●	519
37	Rambus, Inc. ●	396
134	Silicon Laboratories, Inc. ●	7,012
634	SunEdison, Inc. ●	11,936
50	SunPower Corp. ●	1,621
44	Ultratech Stepper, Inc. ●	1,298
		64,665
	Software and Services - 23.5%
28	Actuate Corp. ●	170
281	Acxiom Corp. ●	9,659
639	Angie's List, Inc. ●	7,786
52	Aspen Technology, Inc. ●	2,194
1,016	Bankrate, Inc. ●	17,216
20	CACI International, Inc. Class A ●	1,443
684	Cadence Design Systems, Inc. ●	10,636
110	Carbonite, Inc. ●	1,116
34	Cass Information Systems, Inc.	1,777
149	Concur Technologies, Inc. ●	14,757
554	Constant Contact, Inc. ●	13,540
210	Cornerstone OnDemand, Inc. ●	10,032
80	CoStar Group, Inc. ●	15,014
13	CSG Systems International, Inc.	330
19	Cvent, Inc. ●	687
337	DealerTrack Technologies, Inc. ●	16,566
144	Demandware, Inc. ●	9,243
5	Digimarc Corp.	149
26	Digital River, Inc. ●	447
72	Ellie Mae, Inc. ●	2,064
161	Envestnet, Inc. ●	6,477
7	ePlus, Inc. ●	378
66	Exlservice Holdings, Inc. ●	2,034
36	Fair Isaac, Inc.	2,005
570	Fleetmatics Group Ltd. ●	19,063
46	Global Cash Access, Inc. ●	313
239	Global Payments, Inc.	16,979
335	Heartland Payment Systems, Inc.	13,894
115	Higher One Holdings, Inc. ●	829
24	Imperva, Inc. ●	1,350
50	j2 Global, Inc.	2,518
44	Kofax, Ltd. ●	379
78	Manhattan Associates, Inc. ●	2,721
22	Marketo, Inc. ●	705
208	MAXIMUS, Inc.	9,345
149	Mitek Systems, Inc. ●	577
66	Model N, Inc. ●	670
42	Netscout Systems, Inc. ●	1,567
26	Nuance Communications, Inc. ●	450
28	Opentable, Inc. ●	2,178
395	PTC, Inc. ●	13,988
125	Sapient Corp. ●	2,132
31	SeaChange International, Inc. ●	328
212	Solera Holdings, Inc.	13,452
114	Tableau Software, Inc. ●	8,679
12	Textura Corp. ●	310
131	Tyler Corp. ●	10,972
375	Verint Systems, Inc. ●	17,608
293	Virtusa Corp. ●	9,807
773	Web.com Group, Inc. ●	26,310
32	WebMD Health Corp. ●	1,332
157	WEX, Inc. ●	14,906
276	Wix.com Ltd. ●	6,351
518	WNS Holdings Ltd. ADR ●	9,327
		354,760
	Technology Hardware and Equipment - 2.5%
13	Arris Group, Inc. ●	356
46	CDW Corp. of Delaware	1,266
298	Cognex Corp. ●	10,093
9	Coherent, Inc. ●	616
22	FEI Co.	2,265
51	Mitel Networks Corp. ●	545
151	Mobileye N.V. ⌂●†	6,184
187	Palo Alto Networks, Inc. ●	12,843
121	ParkerVision, Inc. ●	582
39	Plantronics, Inc.	1,723
31	Ubiquiti Networks, Inc. ●	1,429
		37,902
	Telecommunication Services - 0.1%
133	DocuSign, Inc. ●†∞	1,577
		1,577
	Transportation - 5.2%
253	Avis Budget Group, Inc. ●	12,297
66	Celadon Group, Inc.	1,588
180	Con-way, Inc.	7,379
147	Landstar System, Inc.	8,701
51	Marten Transport Ltd.	1,106
253	Old Dominion Freight Line, Inc. ●	14,348
8	Park-Ohio Holdings Corp. ●	447
320	Spirit Airlines, Inc. ●	19,037
515	Swift Transportation Co. ●	12,741
1,069	Telogis, Inc. ⌂●†	1,123
		78,767
	Utilities - 0.1%
8	ALLETE, Inc.	417
14	Pattern Energy Group, Inc.	389
		806
	Total Common Stocks
	( Cost $1,173,281)	$1,487,408

3

Hartford Small Company HLS Fund

Schedule of Investments ― (continued)

March 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Preferred Stocks - 0.5%
	Transportation - 0.5%
1,456	Telogis, Inc. ⌂●†		$6,408

	Total Preferred Stocks
	(Cost $3,206)		$6,408

Exchange Traded Funds - 0.4%
	Other Investment Pools and Funds - 0.4%
45	iShares Russell 2000 Growth Index Fund		$6,144

	Total Exchange Traded Funds
	(Cost $6,258)		$6,144

	Total Long-Term Investments
	(Cost $1,182,745)		$1,499,960

Short-Term Investments - 0.8%
Repurchase Agreements - 0.8%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $560, collateralized by FNMA 3.50% - 4.00%, 2028 - 2043, value of $571)
$560	0.08%, 3/31/2014		$560
Bank of Montreal TriParty Repurchase Agreement
(maturing on 04/01/2014 in the amount of
$1,620, collateralized by FHLMC 2.50% -
4.50%, 2026 - 2043, FNMA 2.00% - 3.00%,
2027 - 2028, GNMA 3.50%, 2043, U.S. Treasury
Note 0.25% - 1.38%, 2015 - 2018, value of
	$1,652)
1,620	0.10%, 3/31/2014		1,620
Bank of Montreal TriParty Repurchase Agreement
(maturing on 04/01/2014 in the amount of
$2,218, collateralized by U.S. Treasury Bond
2.75% - 11.25%, 2015 - 2043, U.S. Treasury
Note 0.13% - 4.50%, 2014 - 2023, value of
	$2,262)
2,218	0.05%, 3/31/2014		2,218
	Barclays Capital TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $1,082, collateralized by U.S. Treasury Note 0.75% - 2.75%, 2018 - 2023, value of $1,104)
1,082	0.02%, 3/31/2014		1,082
	Barclays Capital TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $224, collateralized by U.S. Treasury Note 1.75%, 2023, value of $228)
224	0.06%, 3/31/2014		224
Citigroup Global Markets, Inc. TriParty Repurchase
Agreement (maturing on 04/01/2014 in the
amount of $2,895, collateralized by U.S.
Treasury Bill 0.05% - 0.08%, 2014, U.S.
Treasury Bond 3.13% - 9.88%, 2015 - 2043,
U.S. Treasury Note 0.25% - 2.38%, 2015 - 2021,
	value of $2,952)
2,894	0.05%, 3/31/2014		2,894
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $239, collateralized by FHLB 0.17%, 2014, FHLMC 1.55%, 2018, value of $243)
238	0.12%, 3/31/2014		238
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $32, collateralized by U.S. Treasury Note 1.88%, 2014, value of $33)
32	0.05%, 3/31/2014		32
TD Securities TriParty Repurchase Agreement
(maturing on 04/01/2014 in the amount of
$3,546, collateralized by FHLMC 3.50% -
4.00%, 2026 - 2042, FNMA 1.00% - 5.00%,
2017 - 2044, U.S. Treasury Note 0.75% - 2.50%,
	2017 - 2023, value of $3,617)
3,546	0.08%, 3/31/2014		3,546
	UBS Securities, Inc. Repurchase Agreement (maturing on 04/01/2014 in the amount of $27, collateralized by U.S. Treasury Note 4.50%, 2017, value of $27)
27	0.04%, 3/31/2014		27
			12,441
	Total Short-Term Investments
	(Cost $12,441)		$12,441

	Total Investments
	(Cost $1,195,186) ▲	100.4%	$1,512,401
	Other Assets and Liabilities	(0.4)%	(5,348)
	Total Net Assets	100.0%	$1,507,053

4

Hartford Small Company HLS Fund

Schedule of Investments – (continued)

March 31, 2014 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At March 31, 2014, the cost of securities for federal income tax purposes was $1,198,748 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$345,598
Unrealized Depreciation	(31,945)
Net Unrealized Appreciation	$313,653

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2014, the aggregate value of these securities was $32,746, which represents 2.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

∞	Securities exempt from registration under Regulation D of the Securities Act of 1933, as amended. The Fund may only be able to resell these securities if they are subsequently registered or if an exemption from registration under the federal and state securities laws is available. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2014, the aggregate value of these securities was $1,577, which represents 0.1% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	5,016	Allstar Co.	$2,182
02/2014	170	Cloudera, Inc.	2,475
08/2013	151	Mobileye N.V.	5,273
09/2013	1,069	Telogis, Inc.	2,119
09/2013	1,456	Telogis, Inc. Preferred	3,206
11/2013	105	Tory Burch LLC	8,228

At March 31, 2014, the aggregate value of these securities was $30,334, which represents 2.0% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

5

Hartford Small Company HLS Fund

Schedule of Investments ― (continued)

March 31, 2014 (Unaudited)

(000’s Omitted)

Diversification by Sector

as of March 31, 2014

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	15.6%
Consumer Staples	3.5
Energy	2.7
Financials	7.9
Health Care	16.9
Industrials	20.9
Information Technology	30.3
Materials	1.6
Services	0.1
Utilities	0.1
Total	99.6%
Short-Term Investments	0.8
Other Assets and Liabilities	(0.4)
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

Investment Valuation Hierarchy Level Summary

March 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$1,487,408	$1,450,025	$11,045	$26,338
Exchange Traded Funds	6,144	6,144	–	–
Preferred Stocks	6,408	–	–	6,408
Short-Term Investments	12,441	–	12,441	–
Total	$1,512,401	$1,456,169	$23,486	$32,746

♦	For the three-month period ended March 31, 2014, investments valued at $475 were transferred from Level 1 to Level 2, and investments valued at $208 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

6

Hartford Small Company HLS Fund

Schedule of Investments – (continued)

March 31, 2014 (Unaudited)

(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of March 31, 2014
Assets:
Common Stocks	$26,780	$767	$(4,827	)†	$—	$4,227	$(2,536)	$1,927	$—	$26,338
Preferred Stocks	2,885	—	3,523	‡	—	—	—	—	—	6,408
Total	$29,665	$767	$(1,304)		$—	$4,227	$(2,536)	$1,927	$—	$32,746

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at March 31, 2014 was $(4,680).
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at March 31, 2014 was $3,523.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

7

Hartford Stock HLS Fund

Schedule of Investments
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 98.0%
	Banks - 3.6%
372	PNC Financial Services Group, Inc.	$32,330
655	Wells Fargo & Co.	32,567
		64,897
	Capital Goods - 10.6%
337	Emerson Electric Co.	22,494
319	General Dynamics Corp.	34,775
312	Honeywell International, Inc.	28,934
254	Lockheed Martin Corp.	41,519
189	Northrop Grumman Corp.	23,349
345	United Technologies Corp.	40,362
		191,433
	Consumer Durables and Apparel - 3.5%
814	Mattel, Inc.	32,650
416	NIKE, Inc. Class B	30,707
		63,357
	Consumer Services - 3.0%
554	McDonald's Corp.	54,341

	Diversified Financials - 1.8%
101	BlackRock, Inc.	31,814

	Energy - 9.9%
2,484	BG Group plc	46,379
378	Chevron Corp.	44,927
748	Enbridge, Inc.	34,031
372	Exxon Mobil Corp.	36,351
194	Occidental Petroleum Corp.	18,442
		180,130
	Food and Staples Retailing - 4.4%
412	CVS Caremark Corp.	30,810
633	Wal-Mart Stores, Inc.	48,406
		79,216
	Food, Beverage and Tobacco - 5.2%
311	Anheuser-Busch InBev N.V.	32,776
782	Coca-Cola Co.	30,235
1,013	Diageo Capital plc	31,471
		94,482
	Health Care Equipment and Services - 7.0%
575	Cardinal Health, Inc.	40,229
672	Medtronic, Inc.	41,358
543	UnitedHealth Group, Inc.	44,518
		126,105
	Household and Personal Products - 3.5%
416	Colgate-Palmolive Co.	26,983
440	Procter & Gamble Co.	35,485
		62,468
	Insurance - 4.5%
363	ACE Ltd.	35,916
254	Chubb Corp.	22,656
479	Marsh & McLennan Cos., Inc.	23,596
		82,168
	Materials - 4.2%
297	Ecolab, Inc.	32,071
342	Praxair, Inc.	44,815
		76,886
	Media - 3.2%
451	Omnicom Group, Inc.	32,763
315	Walt Disney Co.	25,250
		58,013
	Pharmaceuticals, Biotechnology and Life Sciences - 10.5%
253	Amgen, Inc.	31,227
456	Johnson & Johnson	44,812
790	Merck & Co., Inc.	44,866
799	Pfizer, Inc.	25,669
142	Roche Holding AG	42,819
		189,393
	Real Estate - 1.2%
134	Public Storage REIT	22,563

	Retailing - 5.0%
9,440	Allstar Co. ⌂●†	13,480
746	Lowe's Cos., Inc.	36,485
673	TJX Cos., Inc.	40,795
		90,760
	Software and Services - 11.5%
483	Accenture plc	38,480
523	Automatic Data Processing, Inc.	40,401
198	IBM Corp.	38,049
1,335	Microsoft Corp.	54,730
906	Oracle Corp.	37,077
		208,737
	Transportation - 4.4%
469	Canadian National Railway Co.	26,370
549	United Parcel Service, Inc. Class B	53,474
		79,844
	Utilities - 1.0%
252	Dominion Resources, Inc.	17,878

	Total Common Stocks
	( Cost $1,370,793)	$1,774,485

	Total Long-Term Investments
	(Cost $1,370,793)	$1,774,485

Short-Term Investments - 1.3%
Repurchase Agreements - 1.3%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $1,086, collateralized by FNMA 3.50% - 4.00%, 2028 - 2043, value of $1,108)
$1,086	0.08%, 3/31/2014	$1,086
Bank of Montreal TriParty Repurchase Agreement
(maturing on 04/01/2014 in the amount of
$3,144, collateralized by FHLMC 2.50% -
4.50%, 2026 - 2043, FNMA 2.00% - 3.00%,
2027 - 2028, GNMA 3.50%, 2043, U.S. Treasury
Note 0.25% - 1.38%, 2015 - 2018, value of
	$3,207)
3,144	0.10%, 3/31/2014	3,144

20

Hartford Stock HLS Fund

Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Short-Term Investments - 1.3% - (continued)
Repurchase Agreements - 1.3% - (continued)
Bank of Montreal TriParty Repurchase Agreement
(maturing on 04/01/2014 in the amount of
$4,303, collateralized by U.S. Treasury Bond
2.75% - 11.25%, 2015 - 2043, U.S. Treasury
Note 0.13% - 4.50%, 2014 - 2023, value of
	$4,390)
$4,303	0.05%, 3/31/2014		$4,303
	Barclays Capital TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $2,099, collateralized by U.S. Treasury Note 0.75% - 2.75%, 2018 - 2023, value of $2,141)
2,099	0.02%, 3/31/2014		2,099
	Barclays Capital TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $435, collateralized by U.S. Treasury Note 1.75%, 2023, value of $443)
435	0.06%, 3/31/2014		435
Citigroup Global Markets, Inc. TriParty Repurchase
Agreement (maturing on 04/01/2014 in the
amount of $5,617, collateralized by U.S.
Treasury Bill 0.05% - 0.08%, 2014, U.S.
Treasury Bond 3.13% - 9.88%, 2015 - 2043,
U.S. Treasury Note 0.25% - 2.38%, 2015 -
	2021, value of $5,729)
5,617	0.05%, 3/31/2014		5,617
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $463, collateralized by FHLB 0.17%, 2014, FHLMC 1.55%, 2018, value of $472)
463	0.12%, 3/31/2014		463
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $62, collateralized by U.S. Treasury Note 1.88%, 2014, value of $63)
62	0.05%, 3/31/2014		62
TD Securities TriParty Repurchase Agreement
(maturing on 04/01/2014 in the amount of
$6,880, collateralized by FHLMC 3.50% -
4.00%, 2026 - 2042, FNMA 1.00% - 5.00%,
2017 - 2044, U.S. Treasury Note 0.75% -
	2.50%, 2017 - 2023, value of $7,018)
6,880	0.08%, 3/31/2014		6,880
	UBS Securities, Inc. Repurchase Agreement (maturing on 04/01/2014 in the amount of $52, collateralized by U.S. Treasury Note 4.50%, 2017, value of $53)
52	0.04%, 3/31/2014		52
			24,141
	Total Short-Term Investments
	(Cost $24,141)		$24,141

	Total Investments
	(Cost $1,394,934) ▲	99.3%	$1,798,626
	Other Assets and Liabilities	0.7%	11,907
	Total Net Assets	100.0%	$1,810,533

21

Hartford Stock HLS Fund

Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At March 31, 2014, the cost of securities for federal income tax purposes was $1,397,416 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$411,795
Unrealized Depreciation	(10,585)
Net Unrealized Appreciation	$401,210

†

These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors.  At March 31, 2014, the aggregate value of these securities was $13,480, which represents 0.7% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	9,440	Allstar Co.	$4,107

At March 31, 2014, the aggregate value of these securities was $13,480, which represents 0.7% of total net assets.

Foreign Currency Contracts Outstanding at March 31, 2014
						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
CHF	Sell	04/01/2014	BCLY	$1,312	$1,315	$–	$(3)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

22

Hartford Stock HLS Fund

Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays

Currency Abbreviations:
CHF	Swiss Franc

Other Abbreviations:
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

Diversification by Sector

as of March 31, 2014

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	14.7%
Consumer Staples	13.1%
Energy	9.9%
Financials	11.1%
Health Care	17.5%
Industrials	15.0%
Information Technology	11.5%
Materials	4.2%
Utilities	1.0%
Total	98.0%
Short-Term Investments	1.3
Other Assets and Liabilities	0.7
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

23

Hartford Stock HLS Fund

Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

March 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$1,774,485	$1,607,560	$153,445	$13,480
Short-Term Investments	24,141	–	24,141	–
Total	$1,798,626	$1,607,560	$177,586	$13,480
Liabilities:
Foreign Currency Contracts *	3	–	3	–
Total	$3	$–	$3	$–

♦	For the three-month period ended March 31, 2014, there were no transfers between Level 1 and Level 2.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2014
Assets:
Common Stocks	$20,482	$—	$(5,530	)*	$—	$—	$(1,472)	$—	$—	$13,480
Total	$20,482	$—	$(5,530)		$—	$—	$(1,472)	$—	$—	$13,480

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at March 31, 2014 was $(5,530).

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

24

Hartford Total Return Bond HLS Fund
Schedule of Investments
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Asset and Commercial Mortgage Backed Securities - 21.7%
Finance and Insurance - 21.7%
	Captive Auto Finance - 1.6%
	Ally Automotive Receivables Trust
$5,675	3.38%, 09/15/2017 ■	$5,792
	CPS Automotive Trust
3,206	1.54%, 07/16/2018 ■‡	3,219
2,131	1.82%, 12/16/2019 ■	2,148
399	5.01%, 06/17/2019 ■	412
	Credit Acceptance Automotive Loan Trust
5,325	1.21%, 10/15/2020 ■	5,327
3,865	1.50%, 04/15/2021 ■	3,878
1,860	2.21%, 09/15/2020 ■	1,885
5,115	3.12%, 03/16/2020 ■	5,225
	Ford Credit Automotive Owner Trust
4,600	2.54%, 02/15/2016	4,663
3,680	3.21%, 07/15/2017	3,788
	Ford Credit Floorplan Master Owner Trust
1,620	1.40%, 02/15/2019	1,613
	Harley-Davidson Motorcycle Trust
4,180	2.12%, 08/15/2017 ╦	4,236
	Hyundai Automotive Receivables Trust
6,710	2.27%, 02/15/2017 ╦	6,828
	Prestige Automotive Receivables Trust
3,855	2.49%, 04/16/2018 ■	3,939
	Santander Drive Automotive Receivables Trust
4,156	3.89%, 07/17/2017	4,206
	SNAAC Automotive Receivables Trust
24	1.78%, 06/15/2016 ■	24
		57,183
	Captive Retail Finance - 0.3%
	CNH Equipment Trust
3,075	2.97%, 05/15/2017 ‡	3,173
	Springleaf Funding Trust
7,805	2.41%, 12/15/2022 ■	7,804
		10,977
	Other Financial Investment Activities - 1.0%
	Apidos CLO
10,915	1.73%, 04/17/2026 ■☼Δ	10,904
	ING Investment Management CLO Ltd.
5,215	1.69%, 03/14/2022 ■Δ	5,215
10,895	1.74%, 04/18/2026 ■Δ	10,868
	Neuberger Berman CLO XIV Ltd
8,335	1.74%, 03/01/2026 ■Δ	8,300
		35,287
	Real Estate Credit (Mortgage Banking) - 18.5%
	American Home Mortgage Assets Trust
2,431	1.07%, 10/25/2046 Δ	1,753
	Ares CLO Ltd.
10,350	1.73%, 04/17/2026 ■☼Δ	10,350
	Asset Backed Funding Certificates
4,545	0.37%, 01/25/2037 Δ	2,690
	Aventura Mall Trust
4,465	3.74%, 12/05/2032 ■‡Δ	4,647
	Avery Point CLO Ltd.
10,050	1.75%, 04/25/2026 ■☼Δ	10,050
	Banc of America Commercial Mortgage, Inc.
4,790	5.18%, 09/10/2047 ‡Δ	5,056
11,725	5.27%, 11/10/2042 Δ	12,042
2,780	5.63%, 07/10/2046 ‡Δ	3,008
	Banc of America Funding Corp.
866	0.39%, 02/20/2047 Δ	736
6,974	0.46%, 05/20/2047 ‡Δ	5,744
8,946	5.77%, 05/25/2037	7,557
394	5.85%, 01/25/2037	319
	BB-UBS Trust
2,790	3.43%, 11/05/2036 ■‡	2,668
	BCAP LLC Trust
1,417	0.32%, 01/25/2037 Δ	1,052
3,764	0.33%, 03/25/2037 ‡Δ	3,027
	Bear Stearns Adjustable Rate Mortgage Trust
5,590	2.25%, 08/25/2035 ‡Δ	5,674
8,654	2.43%, 10/25/2035 ‡Δ	8,492
	Bear Stearns Alt-A Trust
804	0.53%, 05/25/2036 Δ	528
	Bear Stearns Commercial Mortgage Securities, Inc.
915	4.87%, 09/11/2042	956
1,580	5.14%, 10/12/2042 Δ	1,664
5,790	5.41%, 12/11/2040	6,075
2,010	5.47%, 01/12/2045	2,221
3,561	5.54%, 10/12/2041 ‡	3,890
1,852	5.69%, 06/11/2050	2,072
	Cal Funding II Ltd.
1,755	3.47%, 10/25/2027 ■	1,747
	Cent CLO L.P.
9,345	1.72%, 01/25/2026 ■‡Δ	9,313
	CICF Funding Ltd
11,095	1.66%, 04/18/2025 ■Δ	11,067
	Citigroup Commercial Mortgage Trust
3,480	3.09%, 04/10/2046 ‡Δ	3,368
7,405	4.02%, 03/10/2047	7,618
5,290	4.13%, 11/10/2046	5,512
2,160	4.25%, 09/10/2046 ■	1,665
5,485	4.37%, 09/10/2046 ‡	5,830
540	5.11%, 09/12/2046 ■Δ	502
6,460	6.14%, 12/10/2049 ‡Δ	7,269
	Commercial Mortgage Loan Trust
6,610	6.01%, 12/10/2049 ‡Δ	7,323
	Commercial Mortgage Pass-Through Certificates
27,266	2.42%, 07/10/2046 ■►	1,533
650	2.85%, 10/15/2045	621
10,005	3.96%, 02/10/2047 - 03/10/2047	10,265
3,555	4.02%, 07/10/2045	3,679
870	4.26%, 07/10/2045 ■Δ	767
7,777	5.75%, 06/10/2046 Δ	8,443
	Commercial Mortgage Trust
2,540	4.75%, 11/15/2045 ■	2,113
	Community or Commercial Mortgage Trust
4,660	3.21%, 03/10/2046 ‡	4,548
7,050	4.24%, 07/10/2045 Δ	7,460
685	4.35%, 08/10/2030 ■	729
	Countrywide Alternative Loan Trust
3,590	0.47%, 11/25/2035 Δ	2,845
7,788	5.75%, 05/25/2036	6,502
	Countrywide Home Loans, Inc.
6,599	2.68%, 09/25/2047 Δ	5,545

1

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Asset and Commercial Mortgage Backed Securities - 21.7% - (continued)
Finance and Insurance - 21.7% - (continued)
	Real Estate Credit (Mortgage Banking) - 18.5% - (continued)
	Countrywide Home Loans, Inc. - (continued)
$1,174	2.75%, 04/20/2036 Δ	$808
3,779	4.96%, 11/20/2035 ‡Δ	3,278
6,074	5.75%, 08/25/2037	5,791
	Credit Suisse Mortgage Capital Certificates
6,730	5.47%, 09/15/2039 ‡	7,295
	CS First Boston Mortgage Securities Corp.
6,530	4.88%, 04/15/2037 ‡	6,589
4,844	5.50%, 06/25/2035 ‡	4,703
	CW Capital Cobalt Ltd.
7,886	5.22%, 08/15/2048	8,460
	DBUBS Mortgage Trust
26,029	1.38%, 01/01/2021 ■►	866
	Downey S & L Assoc Mortgage Loan Trust
2,839	1.05%, 03/19/2046 Δ	2,185
	Fieldstone Mortgage Investment Corp.
3,693	0.42%, 05/25/2036 Δ	2,154
	First Franklin Mortgage Loan Trust
14,867	0.39%, 04/25/2036 Δ	8,664
	First Horizon Alternative Mortgage Securities
12,472	2.21%, 04/25/2036 Δ	10,382
13,730	2.24%, 09/25/2035 Δ	12,013
	GE Business Loan Trust
5,132	1.15%, 05/15/2034 ■Δ	3,726
	GE Capital Commercial Mortgage Corp.
2,220	5.31%, 11/10/2045 Δ	2,345
	GMAC Commercial Mortgage Securities, Inc.
3,166	5.24%, 11/10/2045 Δ	3,315
	GMAC Mortgage Corp. Loan Trust
90	2.87%, 04/19/2036 Δ	80
5,518	3.13%, 09/19/2035 Δ	5,123
	Greenwich Capital Commercial Funding Corp.
4,425	5.74%, 12/10/2049	4,929
4,449	5.82%, 07/10/2038 ‡Δ	4,836
	GS Mortgage Securities Trust
3,585	2.77%, 11/10/2045	3,423
6,475	2.95%, 11/05/2034 ■	6,163
805	3.38%, 05/10/2045	814
7,300	3.55%, 04/10/2034 ■	7,353
4,510	3.73%, 04/10/2047 ☼	4,645
6,760	4.10%, 04/10/2047 ☼	6,963
3,580	4.24%, 08/10/2046	3,771
2,960	4.87%, 04/10/2047 ■☼	2,677
	GSAA Home Equity Trust
4,088	0.19%, 03/25/2047 Δ	2,404
17,076	0.23%, 02/25/2037 Δ	9,139
3,115	0.24%, 12/25/2036 Δ	1,582
11,605	0.25%, 03/25/2037 Δ	5,838
2,514	0.31%, 07/25/2036 Δ	1,190
1,560	0.38%, 04/25/2047 Δ	889
4,389	5.98%, 06/25/2036	2,536
	GSAMP Trust
16,296	0.24%, 01/25/2037 Δ	8,710
1,782	0.35%, 11/25/2036 Δ	985
	GSR Mortgage Loan Trust
11,377	2.62%, 01/25/2036 Δ	10,226
	Harborview Mortgage Loan Trust
5,360	0.35%, 01/19/2038 Δ	4,504
8,127	0.38%, 05/19/2047 Δ	3,521
18,675	0.40%, 12/19/2036 Δ	12,134
4,497	0.49%, 09/19/2035 Δ	3,434
	Hilton USA Trust
10,985	2.66%, 11/05/2030 ■╦	11,011
1,200	2.91%, 11/05/2030 ■Δ	1,202
	IndyMac Index Mortgage Loan Trust
4,325	0.43%, 07/25/2035 Δ	3,712
709	0.44%, 01/25/2036 Δ	474
9,756	0.55%, 07/25/2046 Δ	5,122
1,753	2.44%, 08/25/2035 Δ	1,353
2,748	2.46%, 01/25/2036 Δ	2,549
10,858	2.53%, 03/25/2036 Δ	7,974
1,639	2.61%, 12/25/2036 Δ	1,426
	JP Morgan Chase Commercial Mortgage Securities Corp.
9,350	1.65%, 02/12/2051 Δ	9,003
2,070	2.75%, 10/15/2045 ■	1,448
1,365	2.83%, 10/15/2045	1,308
2,675	3.91%, 05/05/2030 ■Δ	2,693
1,676	4.43%, 12/15/2047 ■Δ	1,357
700	4.67%, 10/15/2045 ■Δ	661
690	5.01%, 12/15/2046 ■Δ	638
16,871	5.24%, 01/12/2043 - 12/15/2044 Δ	17,826
1,890	5.32%, 08/15/2046 ■Δ	1,931
5,552	5.71%, 02/12/2049 Δ	6,152
	JP Morgan Mortgage Trust
743	2.62%, 04/25/2037 Δ	638
8,172	2.77%, 09/25/2035 - 05/25/2036 Δ	7,574
	LB-UBS Commercial Mortgage Trust
1,122	4.95%, 09/15/2030	1,167
4,369	5.43%, 02/15/2040	4,815
2,893	5.84%, 06/15/2038 Δ	3,153
11,413	5.86%, 07/15/2040	12,233
2,050	6.16%, 04/15/2041 Δ	2,345
	Lehman Brothers Small Balance Commercial
1,129	5.52%, 09/25/2030 ■Δ	1,098
	Lehman XS Trust
2,886	0.36%, 07/25/2046 Δ	2,245
	Limerock CLO
11,335	1.73%, 04/18/2026 ■Δ	11,335
	Luminent Mortgage Trust
4,065	0.35%, 02/25/2046 Δ	2,982
2,673	0.41%, 11/25/2035 Δ	2,381
	Madison Park Funding LTD
6,520	1.64%, 01/19/2025 ■Δ	6,504
	Merrill Lynch Mortgage Investors Trust
161	2.50%, 12/25/2035 Δ	152
2,163	2.78%, 03/25/2036 Δ	1,496
1,702	2.79%, 07/25/2035 Δ	1,456
	Merrill Lynch Mortgage Trust
1,255	4.75%, 06/12/2043	1,283
5,135	5.20%, 09/12/2042	5,248

2

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Asset and Commercial Mortgage Backed Securities - 21.7% - (continued)
Finance and Insurance - 21.7% - (continued)
	Real Estate Credit (Mortgage Banking) - 18.5% - (continued)
	Merrill Lynch/Countrywide Commercial Mortgage Trust
$4,265	5.38%, 08/12/2048	$4,614
	Morgan Stanley Capital I
99,874	0.93%, 09/15/2047 ■►	2,198
767	5.66%, 10/15/2042 Δ	816
10,889	5.69%, 04/15/2049 Δ	12,036
	Morgan Stanley Capital Investments
4,770	5.81%, 12/12/2049	5,305
	Morgan Stanley Mortgage Loan Trust
5,917	0.32%, 05/25/2036 - 11/25/2036 Δ	2,819
	Morgan Stanley Re-Remic Trust
2,386	5.81%, 08/12/2045 ■Δ	2,642
950	6.02%, 08/15/2045 ■Δ	1,053
	National Credit Union Administration
1,987	1.84%, 10/07/2020 Δ	2,004
	OZLM Funding Ltd
10,530	1.74%, 04/17/2026 ■☼Δ	10,519
	Residential Accredit Loans, Inc.
1,045	0.93%, 09/25/2046 Δ	676
8,635	1.42%, 11/25/2037 Δ	5,258
	Residential Asset Securitization Trust
3,533	0.60%, 03/25/2035 Δ	2,765
1,775	6.25%, 11/25/2036	1,365
	Residential Funding Mortgage Securities
608	3.07%, 04/25/2037 Δ	526
	Securitized Asset Backed Receivables LLC
2,352	0.24%, 07/25/2036 Δ	1,070
	Sequoia Mortgage Trust
1,005	2.45%, 07/20/2037 Δ	819
	Soundview Home Equity Loan Trust, Inc.
3,900	0.33%, 07/25/2037 Δ	2,418
7,820	0.40%, 06/25/2036 Δ	5,239
	Springleaf Mortgage Loan Trust
6,285	3.52%, 12/25/2065 ■	6,301
	Structured Adjustable Rate Mortgage Loan Trust
1,668	0.45%, 09/25/2034 Δ	1,460
	Structured Asset Mortgage Investments, Inc.
3,416	0.37%, 05/25/2046 Δ	1,912
	UBS-Barclays Commercial Mortgage Trust
5,335	3.18%, 03/10/2046 Δ	5,191
2,090	4.09%, 03/10/2046 ■Δ	1,826
	Wachovia Bank Commercial Mortgage Trust
1,282	5.42%, 01/15/2045 Δ	1,355
	Wells Fargo Alternative Loan Trust
6,202	6.25%, 11/25/2037	5,862
	Wells Fargo Commercial Mortgage Trust
6,965	2.92%, 10/15/2045	6,718
	Wells Fargo Mortgage Backed Securities Trust
2,065	5.17%, 10/25/2035 Δ	2,056
	WF-RBS Commercial Mortgage Trust
175	3.44%, 04/15/2045	177
120	3.88%, 08/15/2046	123
8,284	4.10%, 03/15/2047	8,532
550	4.90%, 06/15/2044 ■	606
2,780	5.00%, 06/15/2044 ■	2,475
1,045	5.56%, 04/15/2045 ■Δ	1,051
		674,710
	Whole Loan Residential - 0.3%
	Dryden Senior Loan Fund
10,915	1.59%, 04/18/2026 ■Δ	10,834

		788,991
	Total Asset and Commercial Mortgage Backed Securities
	(Cost $772,838)	$788,991

Corporate Bonds - 30.1%
Administrative Waste Management and Remediation - 0.1%
	Investigation and Security Services - 0.1%
	ADT Corp.
$2,045	6.25%, 10/15/2021 ■	$2,101

	Waste Treatment and Disposal - 0.0%
	Clean Harbors, Inc.
345	5.13%, 06/01/2021	352
1,385	5.25%, 08/01/2020	1,427
		1,779
		3,880
Air Transportation - 0.1%
	Scheduled Air Transportation - 0.1%
	Continental Airlines, Inc.
4,570	4.00%, 10/29/2024 ‡	4,616

Apparel Manufacturing - 0.0%
	Cut and Sew Apparel Manufacturing - 0.0%
	Hanesbrands, Inc.
1,070	6.38%, 12/15/2020	1,169

Arts, Entertainment and Recreation - 2.0%
	Cable and Other Subscription Programming - 1.4%
	Comcast Corp.
2,660	3.60%, 03/01/2024	2,674
1,720	4.75%, 03/01/2044	1,746
	DirecTV Holdings LLC
4,880	3.80%, 03/15/2022 ‡	4,829
4,000	5.00%, 03/01/2021 ‡	4,301
	Time Warner Cable, Inc.
2,500	5.88%, 11/15/2040	2,709
	Time Warner Entertainment Co., L.P.
8,175	8.38%, 07/15/2033	11,266
	Time Warner, Inc.
2,540	3.40%, 06/15/2022	2,527
2,550	4.75%, 03/29/2021	2,790
3,800	6.10%, 07/15/2040	4,379
2,700	6.50%, 11/15/2036	3,201
	Viacom, Inc.
2,525	2.20%, 04/01/2019	2,504
7,000	5.63%, 09/15/2019	7,924
		50,850

3

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Corporate Bonds - 30.1% - (continued)
Arts, Entertainment and Recreation - 2.0% - (continued)
	Newspaper, Periodical, Book and Database Publisher - 0.4%
	Gannett Co., Inc.
$4,570	5.13%, 10/15/2019 - 07/15/2020 ■	$4,771
	News America, Inc.
5,500	6.15%, 03/01/2037	6,360
1,675	6.20%, 12/15/2034	1,952
		13,083
	Radio and Television Broadcasting - 0.2%
	NBC Universal Media LLC
3,180	5.15%, 04/30/2020	3,592
3,390	5.95%, 04/01/2041	4,002
		7,594
		71,527
Beverage and Tobacco Product Manufacturing - 0.1%
	Beverage Manufacturing - 0.0%
	Molson Coors Brewing Co.
1,825	3.50%, 05/01/2022	1,821

	Tobacco Manufacturing - 0.1%
	Altria Group, Inc.
1,203	10.20%, 02/06/2039 ‡	1,974

		3,795
Chemical Manufacturing - 0.4%
	Agricultural Chemical Manufacturing - 0.2%
	CF Industries Holdings, Inc.
7,270	5.15%, 03/15/2034	7,475

	Basic Chemical Manufacturing - 0.2%
	Dow Chemical Co.
6,000	8.55%, 05/15/2019 ‡	7,683

		15,158
Computer and Electronic Product Manufacturing - 0.8%
	Computer and Peripheral Equipment Manufacturing - 0.8%
	Hewlett-Packard Co.
2,970	2.65%, 06/01/2016 ╦	3,071
8,400	2.75%, 01/14/2019 ╦	8,456
3,600	4.65%, 12/09/2021 ╦	3,808
	SBA Tower Trust
5,620	2.93%, 12/15/2017 ■	5,692
7,645	3.60%, 04/15/2043 ■	7,472
		28,499
	Navigational, Measuring and Control Instruments - 0.0%
	Esterline Technologies Corp.
1,690	7.00%, 08/01/2020 ╦	1,829

		30,328
Construction - 0.0%
	Residential Building Construction - 0.0%
	Lennar Corp.
1,805	4.50%, 06/15/2019	1,837

Fabricated Metal Product Manufacturing - 0.1%
	Other Fabricated Metal Product Manufacturing - 0.1%
	Crown Americas, Inc.
2,400	6.25%, 02/01/2021 ‡	2,598

Finance and Insurance - 15.8%
	Activities Related To Credit Banking - 0.2%
	Mizuho Financial Group Cayman 3 Ltd.
5,900	4.60%, 03/27/2024 ■	5,926

	Agencies, Brokerages and Other Insurance - 0.1%
	Marsh & McLennan Cos., Inc.
3,040	2.55%, 10/15/2018	3,080

	Commercial Banking - 1.6%
	Barclays Bank plc
800	2.50%, 02/20/2019	802
16,740	6.05%, 12/04/2017 ■‡	18,761
	BNP Paribas
11,625	2.38%, 09/14/2017 ‡	11,907
	Credit Suisse New York
6,775	5.40%, 01/14/2020 ‡	7,544
	State Street Corp.
7,610	4.96%, 03/15/2018	8,290
	Sumitomo Mitsui Financial Group, Inc.
9,125	4.44%, 04/02/2024 ■☼	9,133
		56,437
	Consumer Lending - 0.0%
	Minerva Luxembourg S.A.
1,645	7.75%, 01/31/2023 ■	1,684

	Depository Credit Banking - 3.3%
	Bank of America Corp.
1,805	2.60%, 01/15/2019 ‡	1,812
6,175	4.00%, 04/01/2024	6,168
6,500	5.63%, 07/01/2020 ‡	7,397
1,575	5.75%, 12/01/2017 ‡	1,783
3,330	5.88%, 01/05/2021 ‡	3,842
1,700	7.63%, 06/01/2019	2,092
	Citigroup, Inc.
4,075	1.30%, 04/01/2016 ‡	4,090
1,850	1.70%, 07/25/2016	1,871
2,200	2.50%, 09/26/2018	2,212
2,060	3.88%, 10/25/2023	2,045
4,150	4.59%, 12/15/2015 ‡	4,402
1,427	4.88%, 05/07/2015	1,487
3,570	5.50%, 09/13/2025 ‡	3,803
4,102	6.13%, 08/25/2036 ‡	4,487
10,205	6.68%, 09/13/2043 ‡	11,950
2,699	8.50%, 05/22/2019 ‡	3,439
	HSBC Holdings plc
2,965	4.25%, 03/14/2024	2,969
1,800	5.25%, 03/14/2044	1,820
1,765	6.50%, 09/15/2037	2,088
8,500	6.80%, 06/01/2038 ╦	10,444
	PNC Bank NA
2,235	6.00%, 12/07/2017	2,565
1,874	6.88%, 04/01/2018	2,184

4

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Corporate Bonds - 30.1% - (continued)
Finance and Insurance - 15.8% - (continued)
	Depository Credit Banking - 3.3% - (continued)
	PNC Funding Corp.
$9,000	5.25%, 11/15/2015	$9,611
	Wells Fargo & Co.
4,165	3.45%, 02/13/2023	4,043
10,745	4.13%, 08/15/2023	10,870
8,865	5.38%, 11/02/2043	9,338
		118,812
	Insurance Carriers - 1.4%
	Aetna, Inc.
3,595	2.20%, 03/15/2019 ‡	3,565
	Massachusetts Mutual Life Insurance Co.
2,493	8.88%, 06/01/2039 ■	3,791
	MetLife, Inc.
6,000	4.37%, 09/15/2023	6,390
	Nationwide Financial Services, Inc.
4,280	5.38%, 03/25/2021 ■	4,716
	Nationwide Mutual Insurance Co.
5,925	9.38%, 08/15/2039 ■	8,714
	Prudential Financial, Inc.
3,445	5.10%, 08/15/2043	3,614
	Teachers Insurance & Annuity Association of America
5,748	6.85%, 12/16/2039 ■	7,543
	Wellpoint, Inc.
2,920	1.88%, 01/15/2018	2,898
3,670	2.30%, 07/15/2018	3,680
7,500	5.10%, 01/15/2044	7,786
		52,697
	International Trade Financing (Foreign Banks) - 1.6%
	Bank of Tokyo-Mitsubishi UFJ Ltd.
4,620	2.30%, 03/10/2019 ■	4,605
730	3.75%, 03/10/2024 ■	734
	BPCE S.A.
5,715	2.50%, 12/10/2018 ‡	5,742
6,235	5.15%, 07/21/2024 ■‡	6,203
6,680	5.70%, 10/22/2023 ■‡	6,944
	Royal Bank of Scotland Group plc
7,875	2.55%, 09/18/2015	8,042
5,000	3.95%, 09/21/2015	5,210
4,590	6.13%, 12/15/2022	4,807
	Santander U.S. Debt S.A.
8,000	3.72%, 01/20/2015 ■	8,152
	Societe Generale
1,250	8.25%, 11/29/2018 §♠	1,347
	TSMC Global LTD
4,920	0.95%, 04/03/2016 ■	4,907
		56,693
	Nondepository Credit Banking - 1.8%
	Capital One Financial Corp.
4,000	6.15%, 09/01/2016 ‡	4,464
	CIT Group, Inc.
45	5.00%, 05/15/2017	48
3,108	5.50%, 02/15/2019 ■‡	3,349
1,175	6.63%, 04/01/2018 ■‡	1,315
	Discover Financial Services, Inc.
5,970	5.20%, 04/27/2022 ‡	6,394
	Ford Motor Credit Co. LLC
2,245	5.00%, 05/15/2018	2,478
4,785	5.88%, 08/02/2021	5,506
475	6.63%, 08/15/2017	548
	General Electric Capital Corp.
1,375	3.10%, 01/09/2023	1,345
550	4.63%, 01/07/2021	606
4,475	4.65%, 10/17/2021 ╦	4,915
11,000	5.30%, 02/11/2021 ╦	12,372
3,900	6.25%, 12/15/2022 ╦♠	4,173
	General Motors Financial Co., Inc.
8,360	4.75%, 08/15/2017 ╦	8,935
1,245	6.25%, 10/02/2043 ■	1,347
	SLM Corp.
1,590	5.50%, 01/15/2019	1,682
1,915	7.25%, 01/25/2022	2,111
2,830	8.45%, 06/15/2018	3,332
		64,920
	Real Estate Investment Trust (REIT) - 1.9%
	Brandywine Operating Partnership L.P.
6,200	3.95%, 02/15/2023 ‡	6,088
	HCP, Inc.
3,000	2.63%, 02/01/2020	2,931
3,810	4.25%, 11/15/2023	3,894
4,825	6.00%, 01/30/2017 ╦	5,428
	Health Care REIT, Inc.
8,600	4.50%, 01/15/2024 ╦	8,857
	Health Care, Inc.
2,305	2.25%, 03/15/2018	2,312
2,260	4.13%, 04/01/2019	2,394
	Kimco Realty Corp.
8,525	3.13%, 06/01/2023	7,973
1,390	4.30%, 02/01/2018	1,496
	Liberty Property L.P.
2,165	3.38%, 06/15/2023	2,043
1,930	4.13%, 06/15/2022	1,958
	Mid-America Apartments L.P.
3,695	4.30%, 10/15/2023	3,728
	Realty Income Corp.
3,966	3.25%, 10/15/2022	3,779
3,605	4.65%, 08/01/2023	3,772
	UDR, Inc.
1,845	3.70%, 10/01/2020	1,873
	Ventas Realty L.P.
1,895	2.00%, 02/15/2018	1,891
3,425	2.70%, 04/01/2020	3,334
6,400	3.25%, 08/15/2022	6,167
		69,918
	Securities and Commodity Contracts and Brokerage - 3.9%
	Bear Stearns & Co., Inc.
5,192	5.55%, 01/22/2017 ‡	5,757
365	7.25%, 02/01/2018	434

5

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Corporate Bonds - 30.1% - (continued)
Finance and Insurance - 15.8% - (continued)
	Securities and Commodity Contracts and Brokerage - 3.9% - (continued)
	Goldman Sachs Group, Inc.
$1,675	4.00%, 03/03/2024	$1,668
5,805	5.75%, 01/24/2022 ╦	6,582
6,637	6.00%, 06/15/2020 ╦	7,621
4,400	6.45%, 05/01/2036 ╦	4,885
9,575	6.75%, 10/01/2037 ╦	10,968
	JP Morgan Chase & Co.
3,945	3.38%, 05/01/2023	3,734
11,645	4.35%, 08/15/2021 ╦	12,482
800	4.50%, 01/24/2022	863
1,100	4.63%, 05/10/2021	1,199
9,885	5.63%, 08/16/2043 ╦	10,629
6,375	6.00%, 01/15/2018 ╦	7,317
	Merrill Lynch & Co., Inc.
3,006	5.70%, 05/02/2017	3,344
22,325	6.05%, 05/16/2016	24,401
5,580	7.75%, 05/14/2038	7,358
	Morgan Stanley
5,425	2.13%, 04/25/2018	5,413
3,685	4.88%, 11/01/2022	3,872
2,750	5.75%, 01/25/2021	3,150
15,000	6.25%, 08/28/2017	17,167
1,600	7.30%, 05/13/2019	1,941
	UBS AG Stamford CT
1,600	7.63%, 08/17/2022	1,876
		142,661
		572,828
Health Care and Social Assistance - 1.2%
	Drugs and Druggists' Sundries Merchant Wholesalers - 0.1%
	McKesson Corp.
2,365	2.28%, 03/15/2019	2,345
1,845	3.80%, 03/15/2024	1,847
		4,192
	General Medical and Surgical Hospitals - 0.4%
	Community Health Systems, Inc.
805	5.13%, 08/01/2021 ■	825
	HCA, Inc.
4,160	6.50%, 02/15/2020	4,659
	Memorial Sloan-Kettering Cancer Center
4,710	5.00%, 07/01/2042	4,963
	Tenet Healthcare Corp.
3,695	6.00%, 10/01/2020 ■	3,954
		14,401
	Health and Personal Care Stores - 0.3%
	CVS Caremark Corp.
7,850	8.35%, 07/10/2031 ■‡	10,145

	Individual and Family Services - 0.0%
	Wellcare Health Plans, Inc.
720	5.75%, 11/15/2020	756

	Offices and Physicians - 0.1%
	Partners Healthcare System, Inc.
2,815	3.44%, 07/01/2021	2,893

	Pharmaceutical and Medicine Manufacturing - 0.2%
	Gilead Sciences, Inc.
4,295	3.70%, 04/01/2024 ╦	4,297
	Mylan, Inc.
2,250	6.00%, 11/15/2018 ■	2,375
		6,672
	Specialty Hospital-Except Psychiatric & Drug Abuse - 0.1%
	Fresenius Medical Care U.S. Finance II, Inc.
3,185	5.63%, 07/31/2019 ■	3,432

		42,491
Information - 2.2%
	Cable and Other Program Distribution - 0.4%
	Cox Communications, Inc.
10,095	2.95%, 06/30/2023 ■‡	9,213
	DISH DBS Corp.
2,785	7.88%, 09/01/2019 ‡	3,293
	TCI Communications, Inc.
2,025	8.75%, 08/01/2015	2,244
		14,750
	Data Processing Services - 0.1%
	Audatex North America, Inc.
1,850	6.00%, 06/15/2021 ■	1,975

	Software Publishers - 0.1%
	Activision Blizzard
3,415	5.63%, 09/15/2021 ■‡	3,654

	Telecommunications - Other - 0.2%
	Sprint Nextel Corp.
2,370	7.00%, 03/01/2020 ■	2,731
1,306	9.00%, 11/15/2018 ■	1,597
	Telefonica Emisiones SAU
1,775	3.99%, 02/16/2016	1,862
	Wind Acquisition Finance S.A.
2,275	7.25%, 02/15/2018 ■	2,395
		8,585
	Telecommunications - Wired Carriers - 0.1%
	Unitymedia Hessen GmbH & Co.
1,650	5.50%, 01/15/2023 ■	1,683
1,814	7.50%, 03/15/2019 ■	1,968
		3,651
	Telecommunications - Wireless Carriers - 0.2%
	T-Mobile USA, Inc.
1,315	5.25%, 09/01/2018	1,391
1,995	6.46%, 04/28/2019	2,135
860	6.63%, 04/28/2021	924
	Vimpelcom Holdings
3,915	5.95%, 02/13/2023 ■	3,582
		8,032

6

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Corporate Bonds - 30.1% - (continued)
Information - 2.2% - (continued)
	Wireless Communications Services - 1.1%
	Verizon Communications, Inc.
$6,220	3.65%, 09/14/2018	$6,621
10,570	5.15%, 09/15/2023	11,567
5,020	6.40%, 02/15/2038	5,894
13,725	6.55%, 09/15/2043	16,703
		40,785
		81,432
Machinery Manufacturing - 0.5%
	Agriculture, Construction, Mining and Machinery - 0.2%
	Case New Holland, Inc.
6,066	7.88%, 12/01/2017 ‡	7,112

	Other General Purpose Machinery Manufacturing - 0.3%
	Hutchison Whampoa International Ltd.
10,500	2.00%, 11/08/2017 ■╦	10,562

		17,674
Mining - 0.2%
	Coal Mining - 0.1%
	Peabody Energy Corp.
2,385	6.50%, 09/15/2020	2,463

	Metal Ore Mining - 0.1%
	Glencore Funding LLC
4,580	1.70%, 05/27/2016 ■╦	4,595

		7,058
Petroleum and Coal Products Manufacturing - 2.2%
	Natural Gas Distribution - 0.2%
	Ferrellgas Partners L.P.
2,770	6.50%, 05/01/2021	2,902
	Williams Partners L.P.
5,085	4.30%, 03/04/2024	5,107
		8,009
	Oil and Gas Extraction - 1.7%
	Anadarko Petroleum Corp.
3,315	6.38%, 09/15/2017 ‡	3,795
	Cenovus Energy, Inc.
11,650	5.20%, 09/15/2043 ‡	12,236
	CNPC General Capital
9,560	1.45%, 04/16/2016 ■‡	9,550
	EDC Finance Ltd.
3,135	4.88%, 04/17/2020 ■	2,837
	Gazprom Neft OAO via GPN Capital S.A.
2,786	4.38%, 09/19/2022 ■	2,473
	Harvest Operations Corp.
1,695	6.88%, 10/01/2017	1,831
	Lukoil International Finance B.V.
8,525	3.42%, 04/24/2018 ■	8,293
	Newfield Exploration Co.
1,470	6.88%, 02/01/2020	1,565
	Nexen, Inc.
2,735	7.50%, 07/30/2039	3,556
	Pemex Project Funding Master Trust
6,205	6.63%, 06/15/2035	6,888
	Petrobras Global Finance Co.
3,810	3.00%, 01/15/2019	3,601
	Petrobras International Finance Co.
1,900	5.38%, 01/27/2021	1,921
	Pioneer Natural Resources Co.
660	6.65%, 03/15/2017	751
2,090	7.50%, 01/15/2020	2,549
		61,846
	Petroleum and Coal Products Manufacturing - 0.2%
	Rosneft Oil Co.
1,770	4.20%, 03/06/2022 ■	1,564
	Tesoro Corp.
250	5.13%, 04/01/2024	249
	Valero Energy Corp.
4,791	9.38%, 03/15/2019	6,235
		8,048
	Support Activities For Mining - 0.1%
	Transocean, Inc.
1,850	6.38%, 12/15/2021	2,079

		79,982
Pipeline Transportation - 1.2%
	Pipeline Transportation of Natural Gas - 1.2%
	El Paso Corp.
2,075	7.00%, 06/15/2017 ‡	2,341
	Energy Transfer Equity L.P.
3,965	3.60%, 02/01/2023 ╦	3,792
9,305	5.95%, 10/01/2043 ╦	10,013
6,110	6.50%, 02/01/2042 ╦	6,925
3,137	7.50%, 10/15/2020 ╦	3,588
	Enterprise Products Operating LLC
7,440	3.90%, 02/15/2024 ╦	7,479
	Kinder Morgan Energy Partners L.P.
8,115	5.50%, 03/01/2044	8,299
	Kinder Morgan Finance Co.
1,305	6.00%, 01/15/2018 ■	1,413
		43,850
Primary Metal Manufacturing - 0.1%
	Iron and Steel Mills and Ferroalloy Manufacturing - 0.1%
	ArcelorMittal
2,975	9.50%, 02/15/2015 ‡	3,176
	United States Steel Corp.
925	7.38%, 04/01/2020	1,010
		4,186
Rail Transportation - 0.1%
	Rail Transportation - 0.1%
	Canadian Pacific Railway
1,780	9.45%, 08/01/2021	2,398

Real Estate, Rental and Leasing - 1.1%
	Activities Related To Real Estate - 0.1%
	Duke Realty L.P.
4,000	3.63%, 04/15/2023 ‡	3,801
	Kennedy-Wilson, Inc.
1,590	5.88%, 04/01/2024	1,590
		5,391

7

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 30.1% - (continued)
Real Estate, Rental and Leasing - 1.1% - (continued)
		Automotive Equipment Rental and Leasing - 0.1%
		Ryder System, Inc.
	$2,560	2.55%, 06/01/2019	$2,544

		General Rental Centers - 0.1%
		ERAC USA Finance Co.
	4,295	6.38%, 10/15/2017 ■‡	4,944

		Industrial Machinery and Equipment Rental and Leasing - 0.3%
		International Lease Finance Corp.
	6,640	5.88%, 04/01/2019 ╦	7,254
	2,500	6.75%, 09/01/2016 ■	2,781
			10,035
		Lessors of Real Estate - 0.5%
		ProLogis L.P.
	16,575	3.35%, 02/01/2021	16,398

			39,312
Retail Trade - 0.5%
		Automotive Parts, Accessories and Tire Stores - 0.2%
		AutoZone, Inc.
	8,000	3.70%, 04/15/2022 ‡	8,025

		Building Material and Supplies Dealers - 0.1%
		Building Materials Corp.
	219	6.75%, 05/01/2021 ■	237
	1,962	7.50%, 03/15/2020 ■‡	2,114
			2,351
		Clothing Stores - 0.1%
		Carter's, Inc.
	2,645	5.25%, 08/15/2021 ■‡	2,721

		Electronics and Appliance Stores - 0.1%
		Arcelik AS
	2,810	5.00%, 04/03/2023 ■	2,459

		Other Miscellaneous Store Retailers - 0.0%
		Sotheby's
	2,390	5.25%, 10/01/2022 ■	2,336

			17,892
Transportation Equipment Manufacturing - 0.1%
		Railroad Rolling Stock Manufacturing - 0.1%
		Kansas City Southern de Mexico S.A. de C.V.
	3,110	3.00%, 05/15/2023	2,864

Truck Transportation - 0.3%
		Specialized Freight Trucking - 0.3%
		Penske Truck Leasing Co.
	7,625	2.88%, 07/17/2018 ■	7,746
	2,840	4.88%, 07/11/2022 ■	3,008
			10,754
Utilities - 0.9%
		Electric Generation, Transmission and Distribution - 0.9%
		AES (The) Corp.
	460	5.50%, 03/15/2024	456
	890	9.75%, 04/15/2016 ‡	1,037
		Calpine Corp.
	3,203	7.50%, 02/15/2021 ■‡	3,499
		CenterPoint Energy, Inc.
	4,175	6.85%, 06/01/2015 ‡	4,471
		Dolphin Subsidiary II, Inc.
	2,925	7.25%, 10/15/2021 ‡	3,020
		EDP Finance B.V.
	830	5.25%, 01/14/2021 ■	856
		MidAmerican Energy Holdings Co.
	7,665	8.48%, 09/15/2028 ‡	10,655
		Pacific Gas & Electric Co.
	1,665	3.75%, 02/15/2024	1,662
	3,700	8.25%, 10/15/2018	4,606
		Xcel Energy, Inc.
	3,100	6.50%, 07/01/2036	3,937
			34,199
Wholesale Trade - 0.1%
		Beer, Wine, Distilled Alcoholic Beverage Wholesalers - 0.1%
		SABMiller Holdings, Inc.
	2,425	3.75%, 01/15/2022 ■	2,478

		Total Corporate Bonds
		(Cost $1,052,900)	$1,094,306

Foreign Government Obligations - 3.2%
		Brazil - 0.4%
		Brazil (Republic of)
	$5,900	4.88%, 01/22/2021 ‡	$6,272
BRL	9,426	6.00%, 05/15/2045 ◄	3,797
BRL	9,119	10.00%, 01/01/2017	3,802
			13,871
		Colombia - 0.1%
		Colombia (Republic of)
COP	7,311,300	7.00%, 05/04/2022	3,849

		Japan - 2.1%
		Japan (Government of)
JPY	7,477,401	0.10%, 09/10/2023 ◄	78,012

		Mexico - 0.4%
		Mexican Bonos
MXN	43,449	8.00%, 12/07/2023	3,766
		United Mexican States
	11,010	4.75%, 03/08/2044	10,460
			14,226
		Peru - 0.1%
		Peru (Republic of)
PEN	9,275	8.20%, 08/12/2026	3,801

		Russia - 0.1%
		Russia (Federation of)
RUB	133,475	8.15%, 02/03/2027 Δ	3,627

		Total Foreign Government Obligations
		(Cost $113,724)	$117,386

8

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Municipal Bonds - 1.7%
	General Obligations - 0.5%
	California State GO
$3,180	7.50%, 04/01/2034 ‡	$4,289
	California State GO, Taxable
10,720	7.55%, 04/01/2039 ‡	14,895
		19,184
	Higher Education (Univ., Dorms, etc.) - 0.4%
	University of California
5,580	4.60%, 05/15/2031	5,929
7,140	5.00%, 05/15/2038	7,754
		13,683
	Miscellaneous - 0.2%
	Employees Retire System Govt of Cmwlth Puerto Rico
3,575	6.20%, 07/01/2039	2,017
	Puerto Rico Commonwealth Govt Retirement System
1,845	6.55%, 07/01/2058	980
	Puerto Rico Government Employees Retirement System
7,965	6.30%, 07/01/2043 ‡	4,442
		7,439
	Tax Allocation - 0.2%
	Industry, CA, Urban Development Agency
275	6.10%, 05/01/2024	279
	New York City, NY, Transitional FA Rev
7,280	5.00%, 11/01/2038 - 05/01/2042	7,898
		8,177
	Utilities - Electric - 0.1%
	Municipal Elec Auth Georgia
3,185	6.64%, 04/01/2057	3,607

	Utilities - Water and Sewer - 0.3%
	Baltimore MD Proj Rev
3,060	5.00%, 07/01/2042 - 07/01/2043	3,316
	San Francisco City & County, CA, Public Utilities
5,820	6.00%, 11/01/2040	6,948
		10,264
	Total Municipal Bonds
	(Cost $58,867)	$62,354

Senior Floating Rate Interests ♦ - 6.0%
Accommodation and Food Services - 0.1%
	Traveler Accommodation - 0.1%
	Caesars Entertainment Operating Co., Inc.
$2,599	4.49%, 01/28/2018	$2,414
2,648	5.49%, 01/28/2018	2,495
		4,909
Administrative Waste Management and Remediation - 0.1%
	Business Support Services - 0.1%
	Audio Visual Services Group, Inc.
1,245	4.50%, 01/25/2021	1,251

	Services to Buildings and Dwellings - 0.0%
	ServiceMaster (The) Co.
997	4.41%, 01/31/2017	1,000

		2,251
Air Transportation - 0.0%
	Scheduled Air Transportation - 0.0%
	Delta Air Lines, Inc.
960	3.50%, 10/18/2018	960

Apparel Manufacturing - 0.0%
	Apparel Knitting Mills - 0.0%
	PVH Corp.
509	3.25%, 02/13/2020	509

Arts, Entertainment and Recreation - 0.2%
	Cable and Other Subscription Programming - 0.1%
	Cequel Communications LLC
500	3.50%, 02/14/2019	500
	CSC Holdings, Inc.
978	2.65%, 04/17/2020	964
		1,464
	Gambling Industries - 0.1%
	MGM Resorts International
1,368	3.50%, 12/20/2019	1,364
	Seminole (The) Tribe of Florida, Inc.
1,395	3.00%, 04/29/2020	1,390
	Station Casinos LLC
400	4.25%, 03/02/2020 ☼	400
		3,154
	Newspaper, Periodical, Book and Database Publisher - 0.0%
	Tribune Co.
1,272	4.00%, 12/27/2020	1,271

	Radio and Television Broadcasting - 0.0%
	XO Communications, LLC
590	03/17/2021 ◊☼	593

		6,482
Beverage and Tobacco Product Manufacturing - 0.1%
	Beverage Manufacturing - 0.1%
	Constellation Brands, Inc.
2,382	2.75%, 06/05/2020	2,390

Chemical Manufacturing - 0.4%
	Basic Chemical Manufacturing - 0.2%
	Huntsman International LLC, Extended Term Loan B
792	2.70%, 04/19/2017	792
	Pinnacle Operating Corp.
2,589	3.25%, 04/29/2020	2,575
887	4.75%, 11/15/2018	887
	PQ Corp.
1,337	08/07/2017 ◊	1,338
	W.R. Grace & Co.
384	1.00%, 02/03/2021 ☼Б	382
1,086	3.00%, 02/03/2021	1,083
		7,057
	Other Chemical and Preparations Manufacturing - 0.2%
	Axil Coating Systems
293	4.00%, 02/01/2020	293
	Cytec Industries, Inc.
248	4.50%, 10/04/2019	248

9

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Senior Floating Rate Interests ♦ - 6.0% - (continued)
Chemical Manufacturing - 0.4% - (continued)
	Other Chemical and Preparations Manufacturing - 0.2% - (continued)
	Ineos US Finance LLC
$4,214	3.75%, 05/04/2018	$4,187
	Monarch, Inc.
477	4.50%, 10/04/2019	478
	Univar, Inc.
374	5.00%, 06/30/2017	373
	Utex Industries, Inc.
243	4.50%, 04/10/2020	244
		5,823
	Paint, Coating and Adhesive Manufacturing - 0.0%
	Tronox Pigments B.V.
1,107	4.50%, 03/19/2020	1,112

		13,992
Computer and Electronic Product Manufacturing - 0.3%
	Computer and Peripheral - 0.2%
	CDW LLC
2,861	3.25%, 04/29/2020	2,832
	Verint Systems, Inc.
3,845	3.50%, 09/06/2019	3,833
		6,665
	Semiconductor, Electronic Components - 0.1%
	Freescale Semiconductor, Inc.
734	4.25%, 02/28/2020	736
1,396	5.00%, 01/15/2021	1,409
	NXP Semiconductors Netherlands B.V.
1,565	3.75%, 01/11/2020	1,559
		3,704
		10,369
Finance and Insurance - 0.9%
	Activities Related To Credit Banking - 0.1%
	Evertec LLC
5,099	3.50%, 04/17/2020	5,028

	Agencies, Brokerages and Other Insurance - 0.2%
	Cooper Gay Swett & Crawford Ltd.
809	5.00%, 04/16/2020	809
	Sedgwick CMS Holdings, Inc.
5,260	3.75%, 03/01/2021	5,201
1,250	6.75%, 02/28/2022	1,241
	USI Insurance Services LLC
889	4.25%, 12/27/2019	892
		8,143
	Captive Auto Finance - 0.2%
	Chrysler Group LLC
2,545	3.25%, 12/31/2018	2,533
4,287	3.50%, 05/24/2017	4,285
		6,818
	Insurance Carriers - 0.1%
	Asurion LLC
623	4.25%, 07/08/2020	621
1,234	5.00%, 05/24/2019	1,236
1,615	8.50%, 03/03/2021	1,665
	National Financial Partners Corp.
369	5.25%, 07/01/2020	371
		3,893
	Other Financial Investment Activities - 0.2%
	Nuveen Investments, Inc.
5,975	4.15%, 05/13/2017	5,989
	Ocwen Financial Corp.
416	5.00%, 02/15/2018	417
		6,406
	Real Estate Investment Trust (REIT) - 0.1%
	Walter Investment Management Corp.
1,743	4.75%, 12/18/2020	1,731

		32,019
Food Manufacturing - 0.2%
	Other Food Manufacturing - 0.2%
	H.J. Heinz Co.
5,072	3.50%, 06/05/2020	5,092
	Hostess Brands, Inc.
365	6.75%, 04/09/2020	379
	Roundy's Supermarkets, Inc.
645	5.75%, 03/03/2021	645
	U.S. Foodservice, Inc.
1,144	4.50%, 03/31/2019	1,149
		7,265
Food Services - 0.1%
	Full-Service Restaurants - 0.1%
	OSI Restaurant Partners, Inc.
3,688	3.50%, 10/28/2019	3,678

Furniture and Related Product Manufacturing - 0.0%
	Household, Institution Furniture, Kitchen Cabinet - 0.0%
	Tempur-Pedic International, Inc.
993	3.50%, 03/18/2020	988

	Other Furniture Related Product Manufacturing - 0.0%
	Wilsonart International Holding LLC
850	4.00%, 10/31/2019	847

		1,835
Health Care and Social Assistance - 0.3%
	General Medical and Surgical Hospitals - 0.1%
	Community Health Systems, Inc.
1,416	4.25%, 01/27/2021	1,428
	HCA, Inc.
1,269	2.90%, 03/31/2017	1,267
2,174	2.98%, 05/01/2018	2,173
		4,868
	Medical and Diagnostic Laboratories - 0.0%
	American Renal Holdings, Inc.
1,222	4.50%, 08/20/2019	1,220

	Pharmaceutical and Medicine Manufacturing - 0.1%
	Ikaria Acquistion Inc.
575	5.00%, 02/12/2021	578
215	8.75%, 02/14/2022	218

10

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Senior Floating Rate Interests ♦ - 6.0% - (continued)
Health Care and Social Assistance - 0.3% - (continued)
	Pharmaceutical and Medicine Manufacturing - 0.1% - (continued)
	Mallinckrodt International Finance S.A.
$1,525	3.50%, 03/19/2021	$1,525
	Pharmedium Healthcare Corp.
640	4.25%, 01/28/2021	640
210	7.75%, 01/28/2022	212
		3,173
	Scientific Research and Development Services - 0.1%
	Grifols Worldwide Operations USA, Inc.
1,010	3.15%, 02/27/2021	1,009
	IMS Health, Inc.
1,027	3.75%, 03/17/2021	1,024
	Jazz Pharmaceuticals, Inc.
1,000	3.25%, 06/12/2018	999
		3,032
		12,293
Information - 1.2%
	Cable and Other Program Distribution - 0.3%
	Charter Communications Operating LLC
4,149	3.00%, 07/01/2020 - 12/31/2020	4,110
	UPC Financing Partnership
1,165	3.25%, 06/30/2021	1,162
	Virgin Media Finance plc
4,400	3.50%, 06/08/2020	4,388
		9,660
	Data Processing Services - 0.3%
	Emdeon, Inc.
1,429	3.75%, 11/02/2018	1,428
	First Data Corp
845	4.15%, 03/24/2021	846
	First Data Corp.
975	4.15%, 09/24/2018	976
	First Data Corp., Extended 1st Lien Term Loan
5,740	4.15%, 03/23/2018	5,750
	La Quinta Intermediate Holdings
1,430	02/19/2021 ◊☼	1,429
		10,429
	Software Publishers - 0.2%
	Eagle Parent, Inc.
432	4.00%, 05/16/2018	432
	Hyland Software, Inc.
370	4.75%, 02/19/2021	373
	Kronos, Inc.
2,732	4.50%, 10/30/2019 ☼	2,751
594	9.75%, 04/30/2020 ☼	615
	Lawson Software, Inc.
2,310	3.75%, 06/03/2020	2,302
	Web.com Group, Inc.
863	4.50%, 10/27/2017	872
		7,345
	Telecommunications - Other - 0.3%
	Nine Entertainment Group Ltd.
1,233	3.25%, 02/05/2020	1,225
	SBA Senior Finance II LLC
2,180	03/31/2021 ◊	2,170
	Sorenson Communications, Inc.
1,757	11.50%, 10/31/2014 Ψ	1,761
	Ziggo B.V.
4,675	01/15/2022 ◊☼	4,622
		9,778
	Telecommunications - Wireless Carriers - 0.1%
	Alcatel-Lucent
4,195	4.50%, 01/30/2019	4,213
	Light Tower Fiber LLC
537	4.00%, 04/13/2020	533
	Syniverse Holdings, Inc.
1,008	4.00%, 04/23/2019	1,009
		5,755
		42,967
Mining - 0.2%
	Metal Ore Mining - 0.1%
	Fortescue Metals Group Ltd.
2,610	4.25%, 06/28/2019	2,629

	Mining and Quarrying Nonmetallic Mineral - 0.1%
	Arch Coal, Inc.
4,284	6.25%, 05/16/2018	4,218

		6,847
Miscellaneous Manufacturing - 0.2%
	Aerospace Product and Parts Manufacturing - 0.1%
	DigitalGlobe, Inc.
802	3.75%, 01/31/2020	802
	Doncasters plc
2,757	5.50%, 04/09/2020	2,769
	Hamilton Sundstrand Corp.
942	4.00%, 12/13/2019	940
		4,511
	Miscellaneous Manufacturing - 0.1%
	Reynolds Group Holdings, Inc.
1,728	4.00%, 11/30/2018	1,732

		6,243
Motor Vehicle and Parts Manufacturing - 0.1%
	Motor Vehicle Parts Manufacturing - 0.1%
	Federal Mogul Corp., Tranche B Term Loan
1,303	2.10%, 12/29/2014	1,297
	Federal Mogul Corp., Tranche C Term Loan
765	2.10%, 12/28/2015	762
	Tower Automotive Holdings USA, LLC
2,534	4.00%, 04/23/2020	2,527
		4,586
Nonmetallic Mineral Product Manufacturing - 0.0%
	Glass and Glass Product Manufacturing - 0.0%
	Ardagh Holdings USA, Inc.
470	12/17/2019 ◊☼	470

Other Services - 0.1%
	Commercial/Industrial Machine and Equipment - 0.1%
	Apex Tool Group LLC
223	4.50%, 01/31/2020	221

11

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Senior Floating Rate Interests ♦ - 6.0% - (continued)
Other Services - 0.1% - (continued)
	Commercial/Industrial Machine and Equipment - 0.1% - (continued)
	Rexnord LLC
$2,015	4.00%, 08/21/2020	$2,015
		2,236
Petroleum and Coal Products Manufacturing - 0.1%
	Oil and Gas Extraction - 0.1%
	Endeavour International Corp.
542	8.25%, 11/30/2017	530
	Fieldwood Energy LLC
1,541	3.88%, 09/28/2018	1,541
	Seadrill Ltd.
1,515	4.00%, 02/21/2021	1,510
		3,581
Pipeline Transportation - 0.1%
	Pipeline Transportation of Crude Oil - 0.0%
	Philadelphia Energy Solutions LLC
822	6.25%, 04/04/2018	727

	Pipeline Transportation of Natural Gas - 0.1%
	EP Energy LLC
1,404	4.50%, 04/30/2019	1,407

		2,134
Plastics and Rubber Products Manufacturing - 0.2%
	Plastics Product Manufacturing - 0.2%
	Berry Plastics Group, Inc.
3,341	3.50%, 02/08/2020	3,324
	Consolidated Container Co.
1,182	5.00%, 07/03/2019	1,195
	Entegros, Inc.
1,110	03/05/2021 ◊☼	1,107
		5,626
Primary Metal Manufacturing - 0.1%
	Alumina and Aluminum Production and Processing - 0.1%
	Novelis, Inc.
5,210	3.75%, 03/10/2017	5,201

Professional, Scientific and Technical Services - 0.1%
	Advertising and Related Services - 0.0%
	CBS Outdoor Americas Capital
1,060	3.00%, 02/01/2021	1,056

	Professional Services - Computer Sys Design and Related - 0.1%
	MoneyGram International, Inc.
2,262	4.25%, 03/27/2020 ☼	2,265
	Paradigm Ltd., Term Loan B2
710	10.50%, 07/30/2020	718
	SunGard Data Systems, Inc.
792	4.50%, 01/31/2020	791
		3,774
		4,830

Real Estate, Rental and Leasing - 0.1%
	Activities Related To Real Estate - 0.1%
	SBA Senior Finance II LLC
2,180	3.25%, 03/24/2021	2,170

	Industrial Machinery and Equipment Rental and Leasing - 0.0%
	International Lease Finance Corp.
765	3.50%, 03/06/2021	765

		2,935
Retail Trade - 0.6%
	Automobile Dealers - 0.0%
	TI Automotive Ltd.
916	5.50%, 03/28/2019	918

	Automotive Parts, Accessories and Tire Stores - 0.0%
	Affinia Group, Inc.
680	4.86%, 04/25/2020	680
	Cooper-Standard Automotive, Inc.
780	03/26/2021 ◊☼	780
		1,460
	Building Material and Supplies Dealers - 0.1%
	American Builders & Contractors Supply Co.
935	3.50%, 04/16/2020	932
	Southwire Co.
2,665	3.25%, 02/10/2021	2,658
		3,590
	Clothing Stores - 0.0%
	Lands' End, Inc.
795	03/12/2021 ◊☼	794

	Department Stores - 0.1%
	Neiman Marcus (The) Group, Inc.
1,583	4.25%, 10/25/2020	1,588

	Grocery Stores - 0.0%
	Sprouts Farmers Markets Holdings LLC
486	4.00%, 04/23/2020	485

	Other Miscellaneous Store Retailers - 0.1%
	Aramark Corp.
2,520	3.25%, 02/24/2021	2,494
	Rite Aid Corp.
705	3.50%, 02/21/2020	704
250	5.75%, 08/21/2020	255
		3,453
	Specialty Food Stores - 0.1%
	Weight Watchers International, Inc.
5,905	4.00%, 04/02/2020	4,569

	Sporting Goods, Hobby and Musical Instrument Store - 0.2%
	EB Sports Corp.
5,188	11.50%, 12/31/2015 Þ	5,162
	Michaels Stores, Inc.
1,017	3.75%, 01/28/2020	1,018
		6,180
		23,037

12

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Senior Floating Rate Interests ♦ - 6.0% - (continued)
Services - 0.0%
	Printing and Related Support Activities - 0.0%
	Harland Clarke Holdings Corp.
$465	6.00%, 08/04/2019	$467

Soap, Cleaning Compound and Toilet Manufacturing - 0.0%
	Soap, Cleaning Compound and Toilet Manufacturing - 0.0%
	Spotless Group
623	5.00%, 10/02/2018	631

Truck Transportation - 0.0%
	Freight Trucking - General - 0.0%
	Nexeo Solutions LLC
645	5.00%, 09/09/2017	645

Utilities - 0.2%
	Electric Generation, Transmission and Distribution - 0.2%
	Calpine Corp.
2,400	3.25%, 01/31/2022	2,356
	Dynegy Power LLC
547	4.00%, 04/23/2020	548
	Star West Generation LLC
2,985	4.25%, 03/13/2020	2,985
	Texas Competitive Electric Holdings Co. LLC
800	4.74%, 10/10/2017	576
		6,465
	Total Senior Floating Rate Interests
	(Cost $218,962)	$217,853

U.S. Government Agencies - 39.0%
	FHLMC - 8.6%
$70,876	0.38%, 10/25/2020 ►	$1,169
33,258	2.00%, 08/25/2018 ►	2,507
56,000	3.00%, 04/15/2044 ☼	53,972
10,800	3.50%, 04/15/2029 ☼	11,298
142,014	4.00%, 08/01/2025 - 04/15/2044 ☼	147,638
34,500	4.50%, 04/15/2044 ☼	36,775
1,500	5.00%, 04/15/2044 ☼	1,630
38,846	5.50%, 10/01/2018 - 06/01/2041	42,674
13,832	6.00%, 04/01/2017 - 11/01/2037	15,429
581	6.50%, 07/01/2031 - 12/01/2037	650
5	7.50%, 09/01/2029 - 11/01/2031	6
		313,748
	FNMA - 21.5%
7,622	2.14%, 11/01/2022	7,198
10,646	2.15%, 10/01/2022	10,113
5,110	2.20%, 12/01/2022	4,843
2,971	2.28%, 11/01/2022	2,833
2,521	2.34%, 11/01/2022	2,411
2,306	2.40%, 10/01/2022	2,218
1,984	2.42%, 11/01/2022	1,910
2,038	2.47%, 11/01/2022	1,968
60,100	2.50%, 04/15/2029 - 10/01/2043 ☼	58,381
122,220	3.00%, 04/15/2029 - 04/15/2044 ☼	119,098
284,100	3.50%, 04/15/2029 - 04/15/2044 ☼	286,382
41,809	4.00%, 06/01/2025 - 04/15/2044	43,675
2,926	4.02%, 11/01/2028	2,991
122,568	4.50%, 04/01/2025 - 05/15/2044 ☼	130,563
37,499	5.00%, 02/01/2018 - 04/15/2044 ☼	40,654
7,870	5.50%, 06/25/2042 ►	1,341
48,344	5.50%, 01/01/2017 - 04/15/2044 ☼	53,573
8,509	6.00%, 06/01/2014 - 02/01/2037	9,491
14	6.50%, 11/01/2014 - 07/01/2032	16
236	7.00%, 02/01/2016 - 10/01/2037	244
256	7.50%, 11/01/2015 - 05/01/2032	291
2	8.00%, 04/01/2032	2
		780,196
	GNMA - 8.9%
9,700	3.00%, 04/15/2044 ☼	9,538
17,447	3.50%, 11/15/2042 - 05/15/2043	17,830
201,099	4.00%, 07/20/2040 - 04/15/2044 ☼	211,389
29,855	4.50%, 11/15/2039 - 07/15/2041	32,248
7,595	5.00%, 05/20/2040 - 04/15/2044 ☼	8,302
7,931	5.50%, 03/15/2033 - 10/20/2034	8,882
26,703	6.00%, 12/15/2023 - 04/15/2044 ☼	30,001
5,424	6.50%, 06/15/2028 - 09/15/2032	6,143
20	7.00%, 06/20/2030 - 08/15/2031	23
1	8.50%, 11/15/2024	1
		324,357
	Total U.S. Government Agencies
	(Cost $1,411,064)	$1,418,301

U.S. Government Securities - 25.0%
U.S. Treasury Securities - 25.0%
	U.S. Treasury Bonds - 4.4%
$38,075	1.38%, 02/15/2044 ◄‡	$38,997
115,265	3.75%, 11/15/2043 ‡	119,335
3	4.75%, 02/15/2041	4
		158,336
	U.S. Treasury Notes - 20.6%
247,500	0.13%, 04/15/2018 ◄‡	256,203
155,250	0.25%, 07/31/2015 □Ө	155,389
156,085	0.63%, 01/15/2024 ◄‡	157,015
143,663	0.88%, 01/31/2017 - 04/30/2017 □‡Ө	143,346
9,319	1.00%, 10/31/2016 □	9,388
10,000	2.00%, 04/30/2016 ‡	10,315
16,975	3.13%, 04/30/2017 ‡	18,092
		749,748
		908,084
	Total U.S. Government Securities
	(Cost $906,238)	$908,084

Contracts		Market Value ╪
Call Options Purchased - 0.2%
	Interest Rate Contracts - 0.2%
	Interest Rate Swaption USD
119,990	Expiration: 08/28/2014, Exercise Rate: 0.71%	$183
153,850	Expiration: 08/28/2014, Exercise Rate: 0.73%	260
65,590	Expiration: 09/05/2014, Exercise Rate: 0.75%	118
70,545	Expiration: 03/06/2015, Exercise Rate: 2.10%	562
19,570	Expiration: 11/27/2023, Exercise Rate: 4.42%	2,694
8,455	Expiration: 01/09/2024, Exercise Rate: 4.49%	1,209

13

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Contracts		Market Value ╪
Call Options Purchased - 0.2% - (continued)
	Interest Rate Contracts - 0.2% - (continued)
	Interest Rate Swaption USD - (continued)
10,345	Expiration: 01/08/2024, Exercise Rate: 4.51%	$1,499
		6,525
	Total Call Options Purchased
	(Cost $5,671)	$6,525

Contracts		Market Value ╪
Put Options Purchased - 0.1%
	Interest Rate Contracts - 0.1%
	Interest Rate Swaption USD
54,000	Expiration: 03/05/2015, Exercise Rate: 3.50%	$959
19,570	Expiration: 11/27/2023, Exercise Rate: 4.42%	1,707
8,455	Expiration: 01/09/2024, Exercise Rate: 4.49%	706
10,345	Expiration: 01/08/2024, Exercise Rate: 4.51%	852
		4,224
	Total Put Options Purchased
	(Cost $5,040)	$4,224

Shares or Principal Amount ╬		Market Value ╪
Preferred Stocks - 0.1%
	Diversified Banks - 0.0%
2	U.S. Bancorp	$1,815

	Other Diversified Financial Services - 0.1%
68	Citigroup Capital XIII	1,895

	Total Preferred Stocks
	(Cost $3,493)	$3,710

	Total Long-Term Investments
	(Cost $4,548,797)	$4,621,734

Short-Term Investments - 2.2%
Repurchase Agreements - 1.2%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $1,975, collateralized by FNMA 3.50% - 4.00%, 2028 - 2043, value of $2,015)
$1,975	0.08%, 3/31/2014	$1,975
Bank of Montreal TriParty Repurchase
Agreement (maturing on 04/01/2014 in the
amount of $5,716, collateralized by FHLMC
2.50% - 4.50%, 2026 - 2043, FNMA 2.00% -
3.00%, 2027 - 2028, GNMA 3.50%, 2043, U.S.
Treasury Note 0.25% - 1.38%, 2015 - 2018,
	value of $5,830)
5,716	0.10%, 3/31/2014	5,716
Bank of Montreal TriParty Repurchase Agreement
(maturing on 04/01/2014 in the amount of
$7,825, collateralized by U.S. Treasury Bond
2.75% - 11.25%, 2015 - 2043, U.S. Treasury
Note 0.13% - 4.50%, 2014 - 2023, value of
	$7,982)
7,825	0.05%, 3/31/2014	7,825
	Barclays Capital TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $3,817, collateralized by U.S. Treasury Note 0.75% - 2.75%, 2018 - 2023, value of $3,893)
3,817	0.02%, 3/31/2014	3,817
	Barclays Capital TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $790, collateralized by U.S. Treasury Note 1.75%, 2023, value of $806)
790	0.06%, 3/31/2014	790
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
04/01/2014 in the amount of $10,213,
collateralized by U.S. Treasury Bill 0.05% -
0.08%, 2014, U.S. Treasury Bond 3.13% -
9.88%, 2015 - 2043, U.S. Treasury Note 0.25% -
	2.38%, 2015 - 2021, value of $10,417)
10,213	0.05%, 3/31/2014	10,213
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $842, collateralized by FHLB 0.17%, 2014, FHLMC 1.55%, 2018, value of $859)
842	0.12%, 3/31/2014	842
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $113, collateralized by U.S. Treasury Note 1.88%, 2014, value of $115)
113	0.05%, 3/31/2014	113
TD Securities TriParty Repurchase Agreement
(maturing on 04/01/2014 in the amount of
$12,510, collateralized by FHLMC 3.50% -
4.00%, 2026 - 2042, FNMA 1.00% - 5.00%,
2017 - 2044, U.S. Treasury Note 0.75% -
	2.50%, 2017 - 2023, value of $12,761)
12,510	0.08%, 3/31/2014	12,510
	UBS Securities, Inc. Repurchase Agreement (maturing on 04/01/2014 in the amount of $94, collateralized by U.S. Treasury Note 4.50%, 2017, value of $96)
94	0.04%, 3/31/2014	94
		43,895
U.S. Treasury Bills - 1.0%
36,500	0.04%, 4/24/2014○	$36,499

	Total Short-Term Investments
	(Cost $80,394)	$80,394

Total Investments
(Cost $4,629,191) ▲	129.3%	$4,702,128
Other Assets and Liabilities	(29.3)%	(1,066,828)
Total Net Assets	100.0%	$3,635,300

14

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2014, the cost of securities for federal income tax purposes was $4,630,057 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$102,444
Unrealized Depreciation	(30,373)
Net Unrealized Appreciation	$72,071

Ψ	The company is in bankruptcy. The investment held by the Fund is current with respect to interest payments.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $1,010,766 at March 31, 2014.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with over-the-counter swap contracts. In addition, cash of $29,537 was received from broker(s) as collateral in connection with over-the-counter swap contracts. Securities valued at $9,471, held on behalf of the Fund at the custody bank, were designated by broker(s) as collateral in connection with over-the-counter swap contracts. Since the broker retains legal title to the securities, the securities are not considered an asset of the Fund.

Ө	This security, or a portion of this security, has been pledged as collateral in connection with centrally cleared swap contracts.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2014.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

►	Securities disclosed are interest-only strips.

◄	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

◊	All or a portion of this position represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of March 31, 2014.

Б	This security, or a portion of this security, has unfunded loan commitments. As of March 31, 2014, the aggregate value of the unfunded commitment was $384, which rounds to zero percent of total net assets.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2014, the aggregate value of these securities was $476,114, which represents 13.1% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2014, the aggregate value of these securities was $1,347, which rounds to zero percent of total net assets.

♠	Perpetual maturity security. Maturity date shown is the next call date.

Þ	This security may pay interest in additional principal instead of cash.

╬	All principal or contracts amounts are in U.S. dollars unless otherwise indicated.

15

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

☐	This security, or a portion of this security, is pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts held at March 31, 2014, as listed in the table below:

Futures Contracts Outstanding at March 31, 2014

	Number of	Expiration	Notional	Market	Unrealized Appreciation/ (Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset	Liability	Asset	Liability
Long position contracts:
U.S. Treasury 2-Year Note Future	72	06/30/2014	$15,831	$15,808	$–	$(23)	$7	$–
U.S. Treasury 30-Year Bond Future	1,437	06/19/2014	190,582	191,435	853	–	–	(449)
U.S. Treasury 5-Year Note Future	4,445	06/30/2014	530,468	528,747	–	(1,721)	379	–
Total			$736,881	$735,990	$853	$(1,744)	$386	$(449)
Short position contracts:
U.S. Treasury 10-Year Note Future	7,505	06/19/2014	$932,381	$926,867	$5,514	$–	$487	$(8)
U.S. Treasury CME Ultra Long Term Bond Future	1,025	06/19/2014	146,177	148,080	–	(1,903)	249	(283)
Total			$1,078,558	$(1,074,947)	$5,514	$(1,903)	$736	$(291)
Total futures contracts			$341,677	$338,957	$6,367	$(3,647)	$1,122	$(740)

* The number of contracts does not omit 000's.

Foreign Currency Contracts Outstanding at March 31, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
BRL	Buy	04/02/2014	SCB	$1,933	$1,930	$–	$(3)
BRL	Sell	06/03/2014	SCB	1,903	1,898	5	–
BRL	Sell	04/02/2014	UBS	1,855	1,930	–	(75)
JPY	Sell	06/18/2014	JPM	76,286	76,363	–	(77)
PEN	Sell	06/18/2014	SCB	1,809	1,809	–	–
PEN	Sell	06/18/2014	SSG	1,135	1,136	–	(1)
PEN	Sell	06/18/2014	UBS	671	673	–	(2)
RUB	Sell	06/18/2014	UBS	3,572	3,735	–	(163)
						$5	$(321)

16

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Centrally Cleared Credit Default Swap Contracts Outstanding at March 31, 2014

	Clearing	Notional		(Pay)/ Receive Fixed	Expiration		Market	Unrealized Appreciation/ (Depreciation)		Variation Margin
Reference Entity	House (a)	Amount (b)		Rate	Date	Cost Basis	Value ╪	Asset	Liability	Asset	Liability
Credit default swaps on traded indices:
Buy protection:
CDX.NA.HY.22	CME	USD	117,550	(5.00)%	06/20/19	$(8,294)	$(8,757)	$–	$(463)	$–	$(271)
CDX.NA.IG.22	CME	USD	117,325	(1.00)%	06/20/19	(1,615)	(1,788)	–	(173)	–	(68)
ITRX.EUR.20	ICE	EUR	21,180	(1.00)%	12/20/18	(347)	(436)	–	(89)	–	(19)
ITRX.XOV.20	ICE	EUR	28,785	(5.00)%	12/20/18	(3,701)	(4,640)	–	(939)	–	(20)
Total						$(13,957)	$(15,621)	$–	$(1,664)	$–	$(378)

(a)	The FCM to the contracts is GSC.

(b)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Over-the-Counter Credit Default Swap Contracts Outstanding at March 31, 2014

		Notional		(Pay)/ Receive Fixed	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Reference Entity	Counterparty	Amount (a)		Rate	Date	Paid	Received	Value ╪	Asset	Liability
Credit default swaps on traded indices:
Buy protection:
ABX.HE.AA.06	BCLY	USD	5,838	(0.32)%	07/25/45	$2,180	$–	$1,314	$–	$(866)
ABX.HE.AAA.06	BCLY	USD	10,655	(0.18)%	07/25/45	1,114	–	278	–	(836)
ABX.HE.AAA.06	BOA	USD	5,342	(0.18)%	07/25/45	290	–	139	–	(151)
ABX.HE.AAA.06	BOA	USD	4,862	(0.11)%	05/25/46	1,039	–	1,044	5	–
ABX.HE.AAA.06	CSI	USD	2,413	(0.11)%	05/25/46	583	–	518	–	(65)
ABX.HE.AAA.06	DEUT	USD	1,819	(0.11)%	05/25/46	434	–	391	–	(43)
ABX.HE.AAA.06	GSC	USD	3,022	(0.18)%	07/25/45	248	–	79	–	(169)
ABX.HE.AAA.06	JPM	USD	3,300	(0.18)%	07/25/45	124	–	86	–	(38)
ABX.HE.AAA.06	MSC	USD	4,901	(0.18)%	07/25/45	360	–	128	–	(232)
ABX.HE.AAA.07	CSI	USD	4,718	(0.09)%	08/25/37	1,413	–	1,447	34	–
ABX.HE.AAA.07	JPM	USD	156	(0.09)%	08/25/37	47	–	48	1	–
ABX.HE.PENAAA.06	BCLY	USD	923	(0.11)%	05/25/46	151	–	131	–	(20)
ABX.HE.PENAAA.06	BOA	USD	2,408	(0.11)%	05/25/46	548	–	341	–	(207)
ABX.HE.PENAAA.06	GSC	USD	2,267	(0.11)%	05/25/46	566	–	321	–	(245)
ABX.HE.PENAAA.06	JPM	USD	4,092	(0.11)%	05/25/46	999	–	580	–	(419)
ABX.HE.PENAAA.06	MSC	USD	2,856	(0.11)%	05/25/46	693	–	405	–	(288)
ABX.HE.PENAAA.07	JPM	USD	3,267	(0.09)%	08/25/37	1,343	–	784	–	(559)
CMBX.NA.A.1	BOA	USD	394	(0.35)%	10/12/52	126	–	137	11	–
CMBX.NA.A.1	DEUT	USD	1,126	(0.35)%	10/12/52	520	–	390	–	(130)
CMBX.NA.A.1	GSC	USD	518	(0.35)%	10/12/52	235	–	180	–	(55)
CMBX.NA.AA.1	CSI	USD	6,640	(0.25)%	10/12/52	1,519	–	1,099	–	(420)
CMBX.NA.AA.1	DEUT	USD	3,005	(0.25)%	10/12/52	635	–	497	–	(138)
CMBX.NA.AA.1	UBS	USD	15,615	(0.25)%	10/12/52	3,376	–	2,583	–	(793)
CMBX.NA.AA.2	BOA	USD	9,140	(0.15)%	03/15/49	3,472	–	2,737	–	(735)
CMBX.NA.AA.2	CSI	USD	5,148	(0.15)%	03/15/49	1,683	–	1,542	–	(141)
CMBX.NA.AA.2	DEUT	USD	711	(0.15)%	03/15/49	257	–	213	–	(44)
CMBX.NA.AA.2	GSC	USD	2,168	(0.15)%	03/15/49	790	–	649	–	(141)
CMBX.NA.AA.2	JPM	USD	992	(0.15)%	03/15/49	373	–	297	–	(76)
CMBX.NA.AA.2	MSC	USD	2,371	(0.15)%	03/15/49	878	–	710	–	(168)
CMBX.NA.AJ.1	DEUT	USD	1,430	(0.84)%	10/12/52	100	–	47	–	(53)
CMBX.NA.AJ.1	JPM	USD	915	(0.84)%	10/12/52	54	–	30	–	(24)
CMBX.NA.AJ.1	MSC	USD	2,550	(0.84)%	10/12/52	178	–	83	–	(95)
CMBX.NA.AJ.2	DEUT	USD	4,600	(1.09)%	03/15/49	425	–	432	7	–
CMBX.NA.AJ.4	DEUT	USD	2,964	(0.96)%	02/17/51	588	–	611	23	–

17

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Over-the-Counter Credit Default Swap Contracts Outstanding at March 31, 2014 - (continued)

		Notional		(Pay)/ Receive Fixed	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Reference Entity	Counterparty	Amount (a)		Rate	Date	Paid	Received	Value ╪	Asset	Liability
Credit default swaps on traded indices: - (continued)
Buy protection: - (continued)
CMBX.NA.AJ.4	JPM	USD	379	(0.96)%	02/17/51	$95	$–	$78	$–	$(17)
CMBX.NA.AJ.4	MSC	USD	4,194	(0.96)%	02/17/51	1,640	–	865	–	(775)
CMBX.NA.AM.2	CSI	USD	7,960	(0.50)%	03/15/49	488	–	128	–	(360)
CMBX.NA.AM.2	DEUT	USD	7,960	(0.50)%	03/15/49	458	–	128	–	(330)
CMBX.NA.AM.2	JPM	USD	1,620	(0.50)%	03/15/49	54	–	26	–	(28)
CMBX.NA.AM.2	MSC	USD	2,050	(0.50)%	03/15/49	101	–	33	–	(68)
CMBX.NA.AM.4	BOA	USD	1,910	(0.50)%	02/17/51	229	–	106	–	(123)
CMBX.NA.AM.4	CSI	USD	1,230	(0.50)%	02/17/51	142	–	68	–	(74)
CMBX.NA.AM.4	GSC	USD	1,125	(0.50)%	02/17/51	141	–	63	–	(78)
CMBX.NA.AM.4	JPM	USD	245	(0.50)%	02/17/51	21	–	14	–	(7)
CMBX.NA.AM.4	MSC	USD	4,750	(0.50)%	02/17/51	810	–	264	–	(546)
CMBX.NA.AS.6	CSI	USD	7,365	(1.00)%	05/11/63	99	–	89	–	(10)
CMBX.NA.AS.7	CBK	USD	3,310	(1.00)%	01/17/47	79	–	57	–	(22)
CMBX.NA.AS.7	CSI	USD	3,650	(1.00)%	01/17/47	88	–	63	–	(25)
Total						$31,786	$–	$22,253	$81	$(9,614)
Sell protection:
CDX.EM.20	GSC	USD	13,605	5.00%	12/20/18	$1,035	$–	$1,193	$158	$–
CDX.EM.21	BCLY	USD	9,895	5.00%	06/20/19	787	–	935	148	–
CDX.EM.21	MSC	USD	48,115	5.00%	06/20/19	4,018	–	4,545	527	–
CMBX.NA.AAA.6	CSI	USD	16,800	0.50%	05/11/63	–	(455)	(356)	99	–
CMBX.NA.AAA.6	DEUT	USD	12,125	0.50%	05/11/63	–	(296)	(257)	39	–
CMBX.NA.AAA.6	UBS	USD	23,365	0.50%	05/11/63	–	(597)	(495)	102	–
CMBX.NA.AAA.7	DEUT	USD	3,750	0.50%	01/17/47	–	(158)	(116)	42	–
CMBX.NA.BB.6	BOA	USD	4,270	5.00%	05/11/63	–	(42)	(78)	–	(36)
CMBX.NA.BB.6	CBK	USD	3,325	5.00%	05/11/63	–	(26)	(60)	–	(34)
CMBX.NA.BB.6	CSI	USD	2,765	5.00%	05/11/63	–	(49)	(50)	–	(1)
CMBX.NA.BB.6	CSI	USD	1,890	5.00%	05/11/63	–	(161)	(34)	127	–
CMBX.NA.BB.6	MSC	USD	3,645	5.00%	05/11/63	–	(255)	(66)	189	–
CMBX.NA.BB.6	UBS	USD	1,990	5.00%	05/11/63	52	–	(36)	–	(88)
CMBX.NA.BB.7	BOA	USD	2,385	5.00%	01/17/47	–	(114)	(106)	8	–
CMBX.NA.BB.7	CSI	USD	2,685	5.00%	01/17/47	–	(93)	(119)	–	(26)
CMBX.NA.BB.7	CSI	USD	4,650	5.00%	01/17/47	–	(255)	(206)	49	–
CMBX.NA.BB.7	DEUT	USD	770	5.00%	01/17/47	–	(26)	(34)	–	(8)
CMBX.NA.BB.7	GSC	USD	3,825	5.00%	01/17/47	–	(235)	(170)	65	–
CMBX.NA.BB.7	MSC	USD	670	5.00%	01/17/47	–	(31)	(30)	1	–
CMBX.NA.BBB-.6	CSI	USD	3,395	3.00%	05/11/63	5	–	(47)	–	(52)
CMBX.NA.BBB-.6	DEUT	USD	2,477	3.00%	05/11/63	–	(71)	(34)	37	–
CMBX.NA.BBB-.7	CSI	USD	6,130	3.00%	01/17/47	–	(387)	(226)	161	–
CMBX.NA.BBB-.7	UBS	USD	3,060	3.00%	01/17/47	–	(170)	(113)	57	–
PrimeX.ARM.1	JPM	USD	92	4.42%	06/25/36	9	–	9	–	–
PrimeX.ARM.1	MSC	USD	1,110	4.42%	06/25/36	32	–	113	81	–
PrimeX.ARM.2	JPM	USD	810	4.58%	12/25/37	23	–	24	1	–
PrimeX.ARM.2	MSC	USD	7,851	4.58%	06/25/36	–	(576)	236	812	–
PrimeX.ARM.2	MSC	USD	1,024	4.58%	12/25/37	35	–	31	–	(4)
PrimeX.FRM.1	JPM	USD	866	4.42%	07/25/36	88	–	88	–	–
PrimeX.FRM.1	JPM	USD	78	4.42%	07/25/36	8	–	8	–	–
Total						$6,092	$(3,997)	$4,549	$2,703	$(249)
Total traded indices						$37,878	$(3,997)	$26,802	$2,784	$(9,863)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

18

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Over-the-Counter Spreadlock Swap Contracts Outstanding at March 31, 2014

		Notional	Determination	Upfront Premiums	Upfront Premiums		Unrealized Appreciation/(Depreciation)
Counterparty	Strike	Amount	Date	Paid	Received	Market Value ╪	Asset	Liability
CBK	73.0 bps Fixed*	$390,000	04/21/14	$–	$–	$688	$688	$–
CBK	77.7 bps Fixed*	380,000	07/07/14	–	–	491	491	–
				$–	$–	$1,179	$1,179	$–

*	This is a spreadlock swap between the 10-Year constant maturity swap curve ("CMS") and the yield to maturity on a 30-Year FNMA. If the yield to maturity on the 30-Year FNMA minus the 10-Year CMS rate is greater than the strike, the Fund will receive money from the counterparty based on this differential on the determination date. If the yield to maturity on the 30-Year FNMA minus the 10-Year CMS rate is less than the strike, the Fund will pay the counterparty on the determination date.

Securities Sold Short Outstanding at March 31, 2014

Description	Principal Amount	Maturity Date	Market Value ╪	Unrealized Appreciation/ Depreciation
FHLMC, 3.50%	$40,200	04/15/2044	$40,395	$6
FHLMC, 5.50%	40,900	04/15/2044	44,977	(126)
FNMA, 3.50%	62,700	04/15/2044	63,072	29
FNMA, 4.00%	37,800	04/15/2029	39,966	13
FNMA, 4.00%	62,100	04/15/2044	64,545	(80)
FNMA, 6.00%	3,700	04/15/2044	4,124	(8)
GNMA, 3.00%	13,800	04/15/2044	13,569	69
GNMA, 3.50%	63,200	04/15/2044	64,479	99
GNMA, 4.50%	33,100	04/15/2044	35,677	58
Total			$370,804	$60

At March 31, 2014, the aggregate market value of these securities represents 10.2% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

19

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC
CBK	Citibank NA
CME	Chicago Mercantile Exchange
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
FCM	Futures Commission Merchant
GSC	Goldman Sachs & Co.
ICE	Intercontinental Exchange
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
BRL	Brazilian Real
COP	Colombian Peso
EUR	EURO
USD	U.S. Dollar
JPY	Japanese Yen
MXN	Mexican New Peso
PEN	Peruvian New Sol
RUB	New Ruble
USD	U.S. Dollar

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
ABX.HE.PEN	Markit Asset Backed Security Home Equity Penultimate
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
ITRX.EUR	Markit iTraxx - Europe
ITRX.XOV	Markit iTraxx Index - Europe Crossover
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security
PrimeX.FRM	Markit PrimeX Fixed Rate Mortgage Backed Security

Municipal Bond Abbreviations:
FA	Finance Authority
GO	General Obligation
Rev	Revenue

Other Abbreviations:
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust

Diversification by Security Type
as of March 31, 2014
Category	Percentage of Net Assets
Equity Securities
Call Options Purchased	0.2%
Preferred Stocks	0.1
Put Options Purchased	0.1
Total	0.4%
Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	21.7%
Corporate Bonds	30.1
Foreign Government Obligations	3.2
Municipal Bonds	1.7
Senior Floating Rate Interests	6.0
U.S. Government Agencies	39.0
U.S. Government Securities	25.0
Total	126.7%
Short-Term Investments	2.2%
Other Assets and Liabilities	(29.3)
Total	100.0%

Credit Exposure
as of March 31, 2014
Credit Rating *	Percentage of Net Assets
Aaa / AAA	45.8%
Aa / AA	33.9
A	7.0
Baa / BBB	21.7
Ba / BB	7.0
B	3.8
Caa / CCC or Lower	6.8
Not Rated	0.7
Non-Debt Securities and Other Short-Term Instruments	2.6
Other Assets and Liabilities	(29.3)
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service and typically range from AAA/Aaa (highest) to C/D (lowest). If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.

20

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

March 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$788,991	$–	$609,741	$179,250
Call Options Purchased	6,525	–	6,525	–
Corporate Bonds	1,094,306	–	1,089,690	4,616
Foreign Government Obligations	117,386	–	117,386	–
Municipal Bonds	62,354	–	62,354	–
Preferred Stocks	3,710	1,895	1,815	–
Put Options Purchased	4,224	–	4,224	–
Senior Floating Rate Interests	217,853	–	217,853	–
U.S. Government Agencies	1,418,301	–	1,418,301	–
U.S. Government Securities	908,084	452,215	455,869	–
Short-Term Investments	80,394	–	80,394	–
Total	$4,702,128	$454,110	$4,064,152	$183,866
Credit Default Swaps *	2,784	–	2,784	–
Foreign Currency Contracts *	5	–	5	–
Futures *	6,367	6,367	–	–
Spreadlock Swaps *	1,179	–	1,179	–
Total	$10,335	$6,367	$3,968	$–
Liabilities:
Securities Sold Short	$370,804	$–	$370,804	$–
Total	$370,804	$–	$370,804	$–
Credit Default Swaps *	11,527	–	11,527	–
Foreign Currency Contracts *	321	–	321	–
Futures *	3,647	3,647	–	–
Total	$15,495	$3,647	$11,848	$–

♦	For the three-month period ended March 31, 2014, investments valued at $50,376 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

21

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of March 31, 2014
Assets:
Asset & Commercial Mortgage Backed Securities	$100,975	$311	$199	†	$1,825	$93,430	$(5,763)	$—	$(11,727)	$179,250
Corporate Bonds	4,547	—	69	‡	—	—	—	—	—	4,616
Total	$105,522	$311	$268		$1,825	$93,430	$(5,763)	$—	$(11,727)	$183,866
Swaps§	$294	$—	$(294)		$—	$—	$—	$—	$—	$—
Total	$294	$—	$(294)		$—	$—	$—	$—	$—	$—

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1) Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2) Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3) Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at March 31, 2014 was $242.
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at March 31, 2014 was $69.
§	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/ depreciation on the investment.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

22

Hartford Ultrashort Bond HLS Fund (formerly Hartford Money Market HLS Fund)

Schedule of Investments

March 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Asset and Commercial Mortgage Backed Securities - 30.1%
Finance and Insurance - 28.5%
	Captive Auto Finance - 12.9%
	Ally Automotive Receivables Trust
$5,285	0.38%, 07/15/2016 Δ	$5,288
2,709	0.52%, 05/20/2015	2,709
4,395	0.63%, 05/15/2017	4,402
6,000	0.70%, 12/21/2015	6,009
1,885	0.75%, 02/21/2017	1,881
	Ally Master Owner Trust
4,410	0.52%, 01/16/2018 Δ	4,410
4,380	0.62%, 01/15/2019 Δ	4,386
7,995	1.54%, 09/15/2016 ‡	8,032
	AmeriCredit Automobile Receivables Trust
1,975	0.54%, 03/08/2017 Δ	1,977
	BMW Vehicle Owner Trust
2,405	0.41%, 02/25/2016	2,406
	Capital Automotive Receivables Asset Trust
3,910	0.53%, 03/21/2016 Δ	3,913
3,265	0.68%, 05/20/2016	3,269
	Carmax Automotive Owner Trust
4,665	0.52%, 11/15/2016	4,669
	Credit Acceptance Automotive Loan Trust
1,985	1.50%, 04/15/2021 ■	1,992
	Ford Credit Automotive Owner Trust
3,465	0.48%, 11/15/2016	3,466
	Ford Credit Floorplan Master Owner Trust
2,105	0.55%, 02/15/2019 Δ	2,105
7,000	0.74%, 09/15/2016	7,011
	Huntington Automotive Trust
5,680	0.81%, 09/15/2016	5,693
	Hyundai Automotive Lease Securitization Trust
5,808	0.92%, 08/17/2015 ■	5,818
	M&T Bank Automotive Receivables Trust
6,535	1.06%, 11/15/2017 ■	6,581
	Mercedes-Benz Automotive Lease Trust
6,635	0.59%, 02/15/2016	6,640
3,980	0.61%, 12/17/2018	3,979
3,445	0.62%, 07/15/2016	3,447
	Nissan Automotive Lease Trust
2,450	0.40%, 06/15/2016	2,450
1,370	0.42%, 01/15/2016 Δ	1,371
2,890	0.61%, 09/15/2015	2,894
925	0.75%, 06/15/2016	927
	Porsche Innovative Lease Owner Trust
3,250	0.54%, 01/22/2016 ■	3,253
	Prestige Automotive Receivables Trust
2,210	0.97%, 03/15/2018 ■	2,210
	Santander Drive Automotive Receivables Trust
3,730	0.53%, 04/17/2017 Δ	3,732
1,125	0.66%, 07/17/2017	1,126
4,936	1.04%, 08/15/2016	4,944
6,911	2.39%, 06/15/2017 ■	6,934
	Volvo Financial Equipment LLC
2,230	0.82%, 04/16/2018 ■	2,225
797	0.91%, 08/17/2015 ■	798
	World Omni Automotive Receivables Trust
6,535	0.48%, 11/15/2016	6,538
		139,485
	Captive Retail Finance - 0.3%
	CNH Equipment Trust
3,170	0.49%, 07/15/2015	3,171

	Credit Card Issuing - 7.9%
	American Express Credit Account Master Trust
1,520	0.98%, 05/15/2019	1,518
	Bank of America Credit Card Trust
2,995	0.54%, 06/15/2021 Δ	2,999
	Cabela's Master Credit Card Trust
1,085	0.51%, 03/16/2020 Δ	1,085
	Capital One Multi-Asset Execution Trust
6,000	0.33%, 02/15/2019 Δ	5,999
3,605	0.96%, 09/16/2019	3,592
	Chase Issuance Trust
6,000	0.57%, 11/16/2020 Δ	6,011
6,850	0.59%, 08/15/2017	6,860
6,905	0.79%, 06/15/2017	6,932
	Citibank Credit Card Issuance Trust
7,000	0.25%, 04/24/2017 Δ	6,997
3,660	0.42%, 11/07/2018 Δ	3,659
2,045	1.02%, 02/22/2019	2,035
4,965	1.32%, 09/07/2018	5,005
	Citibank Omni Master Trust
6,567	4.90%, 11/15/2018 ■Δ	6,748
7,000	5.35%, 08/15/2018 ■Δ	7,128
	Discover Card Master Trust
7,480	0.86%, 11/15/2017	7,515
	Golden Credit Card Trust
4,465	0.40%, 02/15/2018 ■Δ	4,467
3,125	0.47%, 03/15/2019 ■Δ	3,126
3,275	0.79%, 09/15/2017 ■	3,280
		84,956
	Real Estate Credit (Mortgage Banking) - 7.4%
	Banc of America Commercial Mortgage, Inc.
855	5.18%, 09/10/2047 Δ	903
	Bear Stearns Commercial Mortgage Securities, Inc.
2,535	5.14%, 10/12/2042 Δ	2,671
	Chesapeake Funding LLC
1,955	0.80%, 03/07/2026 ■Δ	1,956
	Citigroup/Deutsche Bank Commercial Mortgage Trust
1,385	5.31%, 01/15/2046 Δ	1,475
	CNH Equipment Trust
7,000	0.63%, 01/17/2017	7,008
4,341	0.86%, 09/15/2017	4,353
1,994	1.19%, 12/15/2016	2,001
	Community or Commercial Mortgage Trust
1,130	0.96%, 03/15/2017 ■Δ	1,131
	Credit Suisse Mortgage Capital Certificates
42	5.47%, 09/15/2039	45
	DT Automotive Owner Trust
2,174	0.66%, 07/17/2017 ■	2,174
	First Investors Automotive Owner Trust
2,260	0.89%, 09/15/2017 ■	2,263
	Ford Credit Automotive Lease Trust
1,575	0.76%, 09/15/2016	1,578

1

Hartford Ultrashort Bond HLS Fund (formerly Hartford Money Market HLS Fund)

Schedule of Investments ― (continued)

March 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Asset and Commercial Mortgage Backed Securities - 30.1% - (continued)
Finance and Insurance - 28.5% - (continued)
	Real Estate Credit (Mortgage Banking) - 7.4% - (continued)
	Ford Credit Automotive Owner Trust
$7,000	0.45%, 08/15/2016	$7,003
3,000	0.57%, 06/15/2016	3,004
	Ford Credit Floorplan Master Owner Trust
2,450	0.85%, 01/15/2018	2,456
	GE Capital Credit Card Master Note Trust
6,735	1.03%, 01/15/2018	6,760
	GE Dealer Floorplan Master Note Trust
6,500	0.60%, 10/20/2017 Δ	6,516
8,345	0.65%, 06/20/2017 Δ	8,372
	Hilton USA Trust
1,885	1.16%, 11/05/2030 ■Δ	1,886
	John Deere Owner Trust
6,000	0.69%, 01/15/2019	5,998
6,000	0.87%, 08/15/2017	6,021
	JP Morgan Chase Commercial Mortgage Securities Corp.
1,293	3.85%, 06/15/2043 ■	1,329
2,064	4.92%, 10/15/2042	2,164
	Morgan Stanley Capital I
495	4.99%, 08/13/2042	513
		79,580
		307,192
Real Estate, Rental and Leasing - 1.1%
	Automotive Equipment Rental and Leasing - 1.1%
	Enterprise Fleet Financing LLC
5,385	0.68%, 09/20/2018 ■	5,384
1,190	0.87%, 09/20/2019 ■	1,189
2,570	1.06%, 03/20/2019 ■	2,578
	Hertz Fleet Lease Funding L.P.
2,735	0.71%, 12/10/2027 ■Δ	2,741
		11,892
Transportation Equipment Manufacturing - 0.5%
	Railroad Rolling Stock Manufacturing - 0.5%
	GE Equipment Transportation LLC
2,410	0.61%, 06/24/2016	2,412
3,000	0.92%, 09/25/2017	3,004
		5,416
	Total Asset and Commercial Mortgage Backed Securities
	(Cost $324,588)	$324,500

Certificates of Deposit - 0.7%
Finance and Insurance - 0.7%
	Commercial Banking - 0.7%
	Credit Suisse New York,
$7,000	0.64%, 12/7/2015 Δ	$7,009

	Total Certificates of Deposit
	(Cost $7,000)	$7,009

Corporate Bonds - 45.6%
Arts, Entertainment and Recreation - 1.5%
	Cable and Other Subscription Programming - 1.2%
	Comcast Corp.
$3,000	5.85%, 11/15/2015	$3,251
	DirecTV Holdings LLC
5,000	3.55%, 03/15/2015	5,137
	Time Warner Cable, Inc.
4,580	7.50%, 04/01/2014	4,581
		12,969
	Radio and Television Broadcasting - 0.3%
	NBC Universal Enterprise
3,000	0.92%, 04/15/2018 ■Δ	3,018

		15,987
Beverage and Tobacco Product Manufacturing - 1.7%
	Beverage Manufacturing - 0.9%
	Anheuser-Busch InBev Worldwide, Inc.
5,000	0.64%, 02/01/2019 Δ	4,993
	Coca-Cola Enterprises
5,000	2.13%, 09/15/2015	5,089
		10,082
	Tobacco Manufacturing - 0.8%
	BAT International Finance plc
2,105	1.40%, 06/05/2015 ■	2,121
	Philip Morris International, Inc.
6,000	2.50%, 05/16/2016	6,226
		8,347
		18,429
Chemical Manufacturing - 0.0%
	Agricultural Chemical Manufacturing - 0.0%
	Yara International ASA
200	5.25%, 12/15/2014 ■	206

Computer and Electronic Product Manufacturing - 0.4%
	Computer and Peripheral Equipment Manufacturing - 0.3%
	Hewlett-Packard Co.
3,000	1.18%, 01/14/2019 Δ	3,007

	Navigational, Measuring, and Control Instruments - 0.1%
	Thermo Fisher Scientific, Inc.
1,450	1.30%, 02/01/2017	1,441

		4,448
Electrical Equipment, Appliance Manufacturing - 0.2%
	Household Appliance Manufacturing - 0.2%
	Whirlpool Corp.
2,645	1.35%, 03/01/2017	2,639

Finance and Insurance - 33.3%
	Captive Auto Finance - 2.4%
	American Honda Finance Corp.
6,000	0.74%, 10/07/2016 Δ	6,048
	Harley-Davidson Financial Services, Inc.
2,600	3.88%, 03/15/2016 ■	2,737
	Nissan Motor Acceptance Corp.
1,375	0.79%, 03/03/2017 ■Δ	1,377
3,975	0.94%, 09/26/2016 ■Δ	3,998

2

Hartford Ultrashort Bond HLS Fund (formerly Hartford Money Market HLS Fund)

Schedule of Investments ― (continued)

March 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Corporate Bonds - 45.6% - (continued)
Finance and Insurance - 33.3% - (continued)
	Captive Auto Finance - 2.4% - (continued)
	Volkswagen International Finance N.V.
$6,100	0.68%, 11/18/2016 ■Δ	$6,110
6,000	0.83%, 11/20/2014 ■Δ	6,021
		26,291
	Commercial Banking - 4.1%
	Barclays Bank plc
2,815	0.81%, 02/17/2017 Δ	2,823
	BNP Paribas
5,000	0.82%, 12/12/2016 Δ	5,011
	Branch Banking & Trust Co.
2,500	0.67%, 12/01/2016 Δ	2,509
	Commonwealth Bank of Australia
2,000	0.73%, 09/20/2016 ■Δ	2,010
	HSBC Bank plc
3,000	0.88%, 05/15/2018 ■Δ	3,010
	ING Bank N.V.
6,000	1.87%, 09/25/2015 ■Δ	6,123
	Manufacturers & Traders Trust Co.
5,000	0.61%, 01/30/2017 Δ	5,005
	Nordea Bank AB
3,000	0.59%, 04/04/2017 ■☼Δ	3,000
3,000	0.70%, 05/13/2016 ■Δ	3,011
	Rabobank Netherlands
6,000	0.71%, 03/18/2016 Δ	6,033
	Svenska Handelsbanken AB
6,000	0.70%, 09/23/2016 Δ	6,028
		44,563
	Depository Credit Banking - 6.5%
	Bank of America Corp.
4,000	1.05%, 03/22/2016 Δ	4,028
2,000	1.28%, 01/15/2019 Δ	2,022
2,000	1.30%, 03/22/2018 Δ	2,022
	Bank of Montreal
6,000	0.76%, 07/15/2016 Δ	6,031
	Bank of New York Mellon Corp.
6,000	0.47%, 03/04/2016 Δ	6,004
	Bank of Nova Scotia
6,000	0.76%, 07/15/2016 Δ	6,027
	BB&T Corp.
2,500	0.89%, 02/01/2019 Δ	2,501
	Citigroup, Inc.
4,550	0.51%, 06/09/2016 Δ	4,495
6,500	0.92%, 11/15/2016 Δ	6,532
	Fifth Third Bancorp
4,500	0.75%, 11/18/2016 Δ	4,517
	HSBC Bank USA
3,000	2.38%, 02/13/2015	3,051
	PNC Bank NA
7,500	1.15%, 11/01/2016	7,518
	SunTrust Banks, Inc.
3,000	0.70%, 02/15/2017 Δ	2,999
	Toronto-Dominion Bank
6,000	0.70%, 09/09/2016 Δ	6,028
	U.S. Bancorp
875	0.73%, 11/15/2018 Δ	877
	Wells Fargo & Co.
2,500	0.87%, 04/23/2018 Δ	2,523
2,500	1.50%, 07/01/2015	2,529
		69,704
	Insurance Carriers - 4.1%
	MetLife Global Funding I
19,500	0.47%, 08/08/2014 ■Δ	19,506
	New York Life Global Funding
3,500	1.13%, 03/01/2017 ■	3,485
	Pricoa Global Funding I
3,500	1.15%, 11/25/2016 ■	3,504
	Principal Life Global Funding II
1,350	0.60%, 05/27/2016 ■Δ	1,352
2,000	1.13%, 02/24/2017 ■	1,987
	Prudential Financial, Inc.
4,000	1.02%, 08/15/2018 Δ	4,005
	UnitedHealth Group, Inc.
6,000	0.85%, 10/15/2015	6,026
	Wellpoint, Inc.
4,000	1.25%, 09/10/2015	4,027
		43,892
	International Trade Financing (Foreign Banks) - 3.4%
	Australia & New Zealand Banking Group Ltd.
3,000	0.44%, 05/07/2015 ■Δ	3,005
3,000	0.62%, 01/10/2017 ■Δ	3,003
	BPCE S.A.
6,000	1.09%, 02/10/2017 Δ	6,024
	Canadian Imperial Bank of Commerce
6,000	0.76%, 07/18/2016 Δ	6,033
	Credit Agricole S.A.
6,000	1.10%, 10/03/2016 ■Δ	6,049
	Royal Bank of Canada
3,000	0.57%, 01/23/2017 Δ	3,003
3,000	0.61%, 03/08/2016 Δ	3,010
	Societe Generale
3,000	1.33%, 10/01/2018 Δ	3,013
	Sumitomo Mitsui Banking Corp.
3,000	0.67%, 01/10/2017 Δ	3,007
		36,147
	Monetary Authorities - Central Bank - 0.6%
	Deutsche Bank AG London
4,000	0.85%, 02/13/2017 Δ	4,014
	Lloyds Banking Group plc
2,595	4.38%, 01/12/2015 ■	2,671
		6,685
	Nondepository Credit Banking - 6.5%
	American Express Credit Corp.
3,000	0.75%, 07/29/2016 Δ	3,020
2,500	0.78%, 03/18/2019 Δ	2,506
	Capital One Bank
4,000	1.15%, 11/21/2016	3,998
	Caterpillar Financial Services Corp.
8,175	0.47%, 02/26/2016 - 03/03/2017 Δ	8,187
	Ford Motor Credit Co. LLC
2,150	1.02%, 01/17/2017 Δ	2,162
2,500	1.06%, 03/12/2019 Δ	2,500
2,500	1.49%, 05/09/2016 Δ	2,542

3

Hartford Ultrashort Bond HLS Fund (formerly Hartford Money Market HLS Fund)

Schedule of Investments ― (continued)

March 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Corporate Bonds - 45.6% - (continued)
Finance and Insurance - 33.3% - (continued)
	Nondepository Credit Banking - 6.5% - (continued)
	General Electric Capital Corp.
$3,000	0.96%, 04/02/2018 Δ	$3,028
1,649	1.11%, 05/09/2016 Δ	1,671
	John Deere Capital Corp.
3,000	0.35%, 06/15/2015 Δ	3,002
3,000	1.05%, 12/15/2016	3,013
	National Rural Utilities Cooperative Finance Corp.
4,000	0.54%, 11/23/2016 Δ	4,004
	Private Export Funding Corp.
23,370	4.55%, 05/15/2015	24,497
	Toyota Motor Credit Corp.
6,000	0.53%, 05/17/2016 Δ	6,023
		70,153
	Other Financial Investment Activities - 0.7%
	BP Capital Markets plc
3,000	0.66%, 11/07/2016 Δ	3,012
4,000	0.87%, 09/26/2018 Δ	4,034
		7,046
	Real Estate Credit (Mortgage Banking) - 0.3%
	Abbey National Treasury Services plc
3,000	0.74%, 03/13/2017 Δ	2,999

	Real Estate Investment Trust (REIT) - 0.4%
	Ventas Realty L.P.
4,000	1.55%, 09/26/2016	4,035

	Securities and Commodity Contracts and Brokerage - 4.3%
	Goldman Sachs Group, Inc.
2,000	1.34%, 11/15/2018 Δ	2,018
3,000	1.44%, 04/30/2018 Δ	3,038
2,000	1.60%, 11/23/2015	2,021
	JP Morgan Chase & Co.
15,500	0.35%, 12/05/2014 Δ	15,498
3,000	0.85%, 02/26/2016 Δ	3,015
3,000	0.87%, 01/28/2019 Δ	2,997
	Macquarie Bank Ltd.
3,750	1.24%, 01/31/2017 ■Δ	3,748
	Morgan Stanley
3,000	1.09%, 01/24/2019 Δ	3,004
3,000	1.48%, 02/25/2016 Δ	3,043
	UBS AG Stamford CT
7,440	5.88%, 07/15/2016	8,210
		46,592
		358,107
Health Care and Social Assistance - 1.2%
	Drugs and Druggists' Sundries Merchant Wholesalers - 0.3%
	McKesson Corp.
3,300	1.29%, 03/10/2017	3,292

	Health and Personal Care Stores - 0.6%
	CVS Caremark Corp.
2,585	1.20%, 12/05/2016	2,600
	Express Scripts, Inc.
3,000	3.13%, 05/15/2016	3,125
		5,725

	Pharmaceutical and Medicine Manufacturing - 0.3%
	AbbVie, Inc.
2,500	1.20%, 11/06/2015	2,522
	Perrigo Co Ltd
935	1.30%, 11/08/2016 ■	933
		3,455
		12,472
Information - 1.5%
	Telecommunications - Wired Carriers - 0.9%
	AT&T, Inc.
6,000	0.62%, 02/12/2016 Δ	6,012
	British Telecommunications plc
1,190	1.25%, 02/14/2017	1,187
3,135	1.63%, 06/28/2016	3,176
		10,375
	Wireless Communications Services - 0.6%
	Verizon Communications, Inc.
6,000	1.98%, 09/14/2018 Δ	6,301

		16,676
Media - 0.3%
	Publishing - 0.3%
	Thomson Reuters Corp.
700	0.88%, 05/23/2016	697
3,000	1.30%, 02/23/2017	2,985
		3,682
Miscellaneous Manufacturing - 0.5%
	Aerospace Product and Parts Manufacturing - 0.5%
	Rockwell Collins, Inc.
2,300	0.58%, 12/15/2016 Δ	2,302
	United Technologies Corp.
3,000	0.74%, 06/01/2015 Δ	3,016
		5,318
Motor Vehicle and Parts Manufacturing - 0.2%
	Motor Vehicle Manufacturing - 0.2%
	Daimler Finance NA LLC
2,200	0.59%, 03/10/2017 ■Δ	2,201

Petroleum and Coal Products Manufacturing - 1.0%
	Oil and Gas Extraction - 1.0%
	Devon Energy Corp.
4,250	0.77%, 12/15/2016 Δ	4,255
	Petrobras Global Finance
3,000	1.85%, 05/20/2016 Δ	2,966
	Statoil ASA
3,000	0.70%, 11/08/2018 Δ	3,018
		10,239
Pipeline Transportation - 0.8%
	Pipeline Transportation of Crude Oil - 0.4%
	Enbridge, Inc.
4,000	0.90%, 10/01/2016 Δ	4,012

	Pipeline Transportation of Natural Gas - 0.4%
	Enterprise Products Operating LLC
5,000	1.25%, 08/13/2015	5,033

		9,045

4

Hartford Ultrashort Bond HLS Fund (formerly Hartford Money Market HLS Fund)

Schedule of Investments ― (continued)

March 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Corporate Bonds - 45.6% - (continued)
Rail Transportation - 0.4%
	Rail Transportation - 0.4%
	Canadian National Railway Co.
$3,860	0.44%, 11/06/2015 Δ	$3,860

Real Estate and Rental and Leasing - 0.4%
	Automotive Equipment Rental and Leasing - 0.3%
	PACCAR Financial Services Corp.
3,000	0.84%, 12/06/2018 Δ	3,017

	Industrial Machinery and Equipment Rental and Leasing - 0.1%
	GATX Corp.
1,145	1.25%, 03/04/2017	1,138

		4,155
Retail Trade - 0.4%
	Grocery Stores - 0.4%
	Kroger (The) Co.
4,500	0.80%, 10/17/2016 Δ	4,506

Utilities - 1.2%
	Electric Generation, Transmission and Distribution - 1.2%
	Dominion Resources, Inc.
4,000	1.05%, 11/01/2016 ■	3,983
	Duke Energy Indiana, Inc.
6,000	0.59%, 07/11/2016 Δ	5,997
	Nstar Electric Co.
3,165	0.48%, 05/17/2016 Δ	3,160
		13,140
Wholesale Trade - 0.6%
	Beer, Wine, Distilled Alcoholic Beverage Wholesalers - 0.6%
	SABMiller Holdings, Inc.
6,000	0.93%, 08/01/2018 ■Δ	6,046

	Total Corporate Bonds
	(Cost $490,548)	$491,156

Municipal Bonds - 0.1%
	Tax Allocation - 0.1%
	New York State Dormitory Auth Rev
$1,000	4.81%, 12/15/2014	$1,031

	Total Municipal Bonds
	(Cost $1,030)	$1,031

U.S. Government Agencies - 19.6%
	FHLMC - 3.3%
$9,595	0.35%, 03/18/2015	$9,607
25,000	0.63%, 12/29/2014	25,063
		34,670
	FNMA - 16.3%
75,000	0.50%, 07/02/2015	75,266
100,000	0.75%, 12/19/2014	100,446
		175,712
	Total U.S. Government Agencies
	(Cost $210,287)	$210,382

U.S. Government Securities - 0.4%
Other Direct Federal Obligations - 0.4%
	FHLB - 0.4%
$4,600	1.63%, 09/28/2015	$4,683

	Total U.S. Government Securities
	(Cost $4,685)	$4,683

	Total Long-Term Investments
	(Cost $1,038,138)	$1,038,761

Short-Term Investments - 3.4%
Municipal Bonds - 0.5%
	Country of Suffolk, NY, GO
$6,000	1.50%, 8/14/2014	$6,026

Other Direct Federal Obligations - 2.8%
	FHLB - 2.8%
30,000	0.16%, 11/21/2014	30,005

Repurchase Agreements - 0.1%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $33, collateralized by FNMA 3.50% - 4.00%, 2028 - 2043, value of $34)
$33	0.08%, 3/31/2014	$33
Bank of Montreal TriParty Repurchase Agreement
(maturing on 04/01/2014 in the amount of $97,
collateralized by FHLMC 2.50% - 4.50%, 2026 -
2043, FNMA 2.00% - 3.00%, 2027 - 2028,
GNMA 3.50%, 2043, U.S. Treasury Note 0.25%
	- 1.38%, 2015 - 2018, value of $98)
97	0.10%, 3/31/2014	97
Bank of Montreal TriParty Repurchase Agreement
(maturing on 04/01/2014 in the amount of $132,
collateralized by U.S. Treasury Bond 2.75% -
11.25%, 2015 - 2043, U.S. Treasury Note
	0.13% - 4.50%, 2014 - 2023, value of $135)
132	0.05%, 3/31/2014	132
	Barclays Capital TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $65, collateralized by U.S. Treasury Note 0.75% - 2.75%, 2018 - 2023, value of $66)
65	0.02%, 3/31/2014	65
	Barclays Capital TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $13, collateralized by U.S. Treasury Note 1.75%, 2023, value of $14)
13	0.06%, 3/31/2014	13

5

Hartford Ultrashort Bond HLS Fund (formerly Hartford Money Market HLS Fund)

Schedule of Investments ― (continued)

March 31, 2014 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Short-Term Investments - 3.4% - (continued)
Repurchase Agreements - 0.1% - (continued)
Citigroup Global Markets, Inc. TriParty Repurchase
Agreement (maturing on 04/01/2014 in the
amount of $172, collateralized by U.S. Treasury
Bill 0.05% - 0.08%, 2014, U.S. Treasury Bond
3.13% - 9.88%, 2015 - 2043, U.S. Treasury
Note 0.25% - 2.38%, 2015 - 2021, value of
	$176)
$172	0.05%, 3/31/2014		$172
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $14, collateralized by FHLB 0.17%, 2014, FHLMC 1.55%, 2018, value of $14)
14	0.12%, 3/31/2014		14
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $2, collateralized by U.S. Treasury Note 1.88%, 2014, value of $2)
2	0.05%, 3/31/2014		2
TD Securities TriParty Repurchase Agreement
(maturing on 04/01/2014 in the amount of $211,
collateralized by FHLMC 3.50% - 4.00%, 2026 -
2042, FNMA 1.00% - 5.00%, 2017 - 2044, U.S.
Treasury Note 0.75% - 2.50%, 2017 -
	2023, value of $215)
211	0.08%, 3/31/2014		211
	UBS Securities, Inc. Repurchase Agreement (maturing on 04/01/2014 in the amount of $2, collateralized by U.S. Treasury Note 4.50%, 2017, value of $2)
2	0.04%, 3/31/2014		2
			741
	Total Short-Term Investments
	(Cost $36,755)		$36,772

	Total Investments
	(Cost $1,074,893) ▲	99.9%	$1,075,533
	Other Assets and Liabilities	0.1%	1,343
	Total Net Assets	100.0%	$1,076,876

6

Hartford Ultrashort Bond HLS Fund (formerly Hartford Money Market HLS Fund)

Schedule of Investments ― (continued)

March 31, 2014 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2014, the cost of securities for federal income tax purposes was $1,074,893 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,175
Unrealized Depreciation	(535)
Net Unrealized Appreciation	$640

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $3,000 at March 31, 2014.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2014.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2014, the aggregate value of these securities was $181,406, which represents 16.8% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)
Municipal Bond Abbreviations:
GO	General Obligation
Rev	Revenue

Other Abbreviations:
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

7

Hartford Ultrashort Bond HLS Fund (formerly Hartford Money Market HLS Fund)

Schedule of Investments ― (continued)

March 31, 2014 (Unaudited)

(000’s Omitted)

Diversification by Security Type
as of March 31, 2014
Category	Percentage of Net Assets
Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	30.1%
Certificates of Deposit	0.7
Corporate Bonds	45.6
Municipal Bonds	0.1
U.S. Government Agencies	19.6
U.S. Government Securities	0.4
Total	96.5%
Short-Term Investments	3.4%
Other Assets and Liabilities	0.1
Total	100.0%

Credit Exposure
as of March 31, 2014
Credit Rating *	Percentage of Net Assets
Aaa / AAA	30.2%
Aa / AA	29.2
A	21.3
Baa / BBB	14.4
Not Rated	1.4
Non-Debt Securities and Other Short-Term Instruments	3.4
Other Assets and Liabilities	0.1
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service and typically range from AAA/Aaa (highest) to C/D (lowest). If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.

8

Hartford Ultrashort Bond HLS Fund (formerly Hartford Money Market HLS Fund)

Schedule of Investments ― (continued)

March 31, 2014 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary

March 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$324,500	$–	$319,418	$5,082
Certificates of Deposit	7,009	–	7,009	–
Corporate Bonds	491,156	–	491,156	–
Municipal Bonds	1,031	–	1,031	–
U.S. Government Agencies	210,382	–	210,382	–
U.S. Government Securities	4,683	–	4,683	–
Short-Term Investments	36,772	–	36,772	–
Total	$1,075,533	$–	$1,070,451	$5,082

♦	For the three-month period ended March 31, 2014, there were no transfers between Level 1 and Level 2.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of March 31, 2014
Assets:
Asset & Commercial Mortgage Backed Securities	$7,186	$—	$1	†	$—	$5,080	$—	$—	$(7,185)	$5,082
Total	$7,186	$—	$1		$—	$5,080	$—	$—	$(7,185)	$5,082

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at March 31, 2014 was $1.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

9

Hartford Value HLS Fund
Schedule of Investments
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 98.8%
	Automobiles and Components - 0.3%
57	General Motors Co.	$1,946

	Banks - 7.9%
203	BB&T Corp.	8,138
176	PNC Financial Services Group, Inc.	15,284
536	Wells Fargo & Co.	26,677
		50,099
	Capital Goods - 9.5%
46	3M Co.	6,283
22	Boeing Co.	2,783
123	Eaton Corp. plc	9,203
445	General Electric Co.	11,512
64	Illinois Tool Works, Inc.	5,220
100	Ingersoll-Rand plc	5,721
74	PACCAR, Inc.	4,971
213	Spirit Aerosystems Holdings, Inc. ●	5,998
72	United Technologies Corp.	8,470
		60,161
	Consumer Durables and Apparel - 3.1%
195	Newell Rubbermaid, Inc.	5,844
322	Pulte Group, Inc.	6,177
60	PVH Corp.	7,478
		19,499
	Diversified Financials - 12.2%
72	Ameriprise Financial, Inc.	7,920
31	BlackRock, Inc.	9,678
269	Citigroup, Inc.	12,793
103	Credit Suisse Group ADR	3,323
52	Goldman Sachs Group, Inc.	8,568
39	IntercontinentalExchange Group, Inc.	7,732
393	JP Morgan Chase & Co.	23,854
138	Santander Consumer USA Holdings, Inc. ●	3,328
230	Solar Cayman Ltd. ⌂■●†	16
		77,212
	Energy - 12.0%
69	Anadarko Petroleum Corp.	5,810
159	Chevron Corp.	18,850
35	EOG Resources, Inc.	6,782
125	Exxon Mobil Corp.	12,249
178	Halliburton Co.	10,469
199	Marathon Oil Corp.	7,057
85	Occidental Petroleum Corp.	8,139
150	Southwestern Energy Co. ●	6,908
		76,264
	Food and Staples Retailing - 1.4%
119	CVS Caremark Corp.	8,923

	Food, Beverage and Tobacco - 3.6%
70	Anheuser-Busch InBev N.V. ADR	7,334
51	Diageo plc ADR	6,380
71	Kraft Foods Group, Inc.	3,993
60	Philip Morris International, Inc.	4,935
		22,642
	Health Care Equipment and Services - 4.4%
84	Baxter International, Inc.	6,215
123	Covidien plc	9,052
158	UnitedHealth Group, Inc.	12,930
		28,197
	Insurance - 6.9%
115	ACE Ltd.	11,380
147	American International Group, Inc.	7,376
44	Chubb Corp.	3,933
222	Marsh & McLennan Cos., Inc.	10,927
103	Principal Financial Group, Inc.	4,722
146	Unum Group	5,159
		43,497
	Materials - 4.0%
163	Dow Chemical Co.	7,933
61	E.I. DuPont de Nemours & Co.	4,086
119	International Paper Co.	5,444
69	Nucor Corp.	3,466
244	Steel Dynamics, Inc.	4,332
		25,261
	Media - 4.1%
82	CBS Corp. Class B	5,084
165	Comcast Corp. Class A	8,276
40	DirecTV ●	3,026
257	Interpublic Group of Cos., Inc.	4,398
157	Thomson Reuters Corp.	5,354
		26,138
	Pharmaceuticals, Biotechnology and Life Sciences - 8.2%
62	Amgen, Inc.	7,612
108	AstraZeneca plc ADR	6,977
65	Johnson & Johnson	6,433
299	Merck & Co., Inc.	16,967
70	Pfizer, Inc.	2,244
31	Roche Holding AG	9,391
78	Zoetis, Inc.	2,251
		51,875
	Real Estate - 1.0%
323	Host Hotels & Resorts, Inc. REIT	6,536

	Retailing - 4.1%
14	AutoZone, Inc. ●	7,724
76	Home Depot, Inc.	6,046
157	Lowe's Cos., Inc.	7,677
72	Nordstrom, Inc.	4,493
		25,940
	Semiconductors and Semiconductor Equipment - 5.0%
125	Analog Devices, Inc.	6,659
409	Intel Corp.	10,547
285	Maxim Integrated Products, Inc.	9,425
95	Xilinx, Inc.	5,133
		31,764
	Software and Services - 2.5%
205	Microsoft Corp.	8,423
370	Symantec Corp.	7,384
		15,807
	Technology Hardware and Equipment - 4.4%
736	Cisco Systems, Inc.	16,492
424	EMC Corp.	11,634
		28,126

1

Hartford Value HLS Fund
Schedule of Investments — (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Common Stocks - 98.8% - (continued)
	Telecommunication Services - 1.6%
215	Verizon Communications, Inc.		$10,210

	Utilities - 2.6%
97	Edison International		5,514
36	NextEra Energy, Inc.		3,398
163	Northeast Utilities		7,402
			16,314
	Total Common Stocks
	( Cost $430,393)		$626,411

	Total Long-Term Investments
	(Cost $430,393)		$626,411

Short-Term Investments - 1.2%
Repurchase Agreements - 1.2%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $352, collateralized by FNMA 3.50% - 4.00%, 2028 - 2043, value of $359)
$352	0.08%, 3/31/2014		$352
Bank of Montreal TriParty Repurchase Agreement
(maturing on 04/01/2014 in the amount of
$1,018, collateralized by FHLMC 2.50% - 4.50%,
2026 - 2043, FNMA 2.00% - 3.00%, 2027 -
2028, GNMA 3.50%, 2043, U.S. Treasury Note
	0.25% - 1.38%, 2015 - 2018, value of $1,038)
1,018	0.10%, 3/31/2014		1,018
Bank of Montreal TriParty Repurchase Agreement
(maturing on 04/01/2014 in the amount of
$1,393, collateralized by U.S. Treasury Bond
2.75% - 11.25%, 2015 - 2043, U.S. Treasury
Note 0.13% - 4.50%, 2014 - 2023, value of
	$1,421)
1,393	0.05%, 3/31/2014		1,393
	Barclays Capital TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $680, collateralized by U.S. Treasury Note 0.75% - 2.75%, 2018 - 2023, value of $693)
680	0.02%, 3/31/2014		680
	Barclays Capital TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $141, collateralized by U.S. Treasury Note 1.75%, 2023, value of $144)
141	0.06%, 3/31/2014		141
Citigroup Global Markets, Inc. TriParty Repurchase
Agreement (maturing on 04/01/2014 in the
amount of $1,818, collateralized by U.S.
Treasury Bill 0.05% - 0.08%, 2014, U.S.
Treasury Bond 3.13% - 9.88%, 2015 - 2043,
U.S. Treasury Note 0.25% - 2.38%, 2015 - 2021,
	value of $1,855)
1,818	0.05%, 3/31/2014		1,818
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $150, collateralized by FHLB 0.17%, 2014, FHLMC 1.55%, 2018, value of $153)
150	0.12%, 3/31/2014		150
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 04/01/2014 in the amount of $20, collateralized by U.S. Treasury Note 1.88%, 2014, value of $20)
20	0.05%, 3/31/2014		20
TD Securities TriParty Repurchase Agreement
(maturing on 04/01/2014 in the amount of
$2,227, collateralized by FHLMC 3.50% - 4.00%,
2026 - 2042, FNMA 1.00% - 5.00%, 2017 -
2044, U.S. Treasury Note 0.75% - 2.50%, 2017 -
	2023, value of $2,272)
2,227	0.08%, 3/31/2014		2,227
	UBS Securities, Inc. Repurchase Agreement (maturing on 04/01/2014 in the amount of $17, collateralized by U.S. Treasury Note 4.50%, 2017, value of $17)
17	0.04%, 3/31/2014		17
			7,816
	Total Short-Term Investments
	(Cost $7,816)		$7,816

	Total Investments
	(Cost $438,209) ▲	100.0%	$634,227
	Other Assets and Liabilities	—%	172
	Total Net Assets	100.0%	$634,399

2

Hartford Value HLS Fund
Schedule of Investments — (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At March 31, 2014, the cost of securities for federal income tax purposes was $442,720 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$198,806
Unrealized Depreciation	(7,299)
Net Unrealized Appreciation	$191,507

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2014, the aggregate value of these securities was $16, which rounds to zero percent of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2014, the aggregate value of these securities was $16, which rounds to zero percent of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
03/2007	230	Solar Cayman Ltd. - 144A	$67

At March 31, 2014, the aggregate value of these securities was $16, which rounds to zero percent of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

3

Hartford Value HLS Fund
Schedule of Investments — (continued)
March 31, 2014 (Unaudited)
(000’s Omitted)

Diversification by Sector
as of March 31, 2014

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	11.6%
Consumer Staples	5.0
Energy	12.0
Financials	28.0
Health Care	12.6
Industrials	9.5
Information Technology	11.9
Materials	4.0
Services	1.6
Utilities	2.6
Total	98.8%
Short-Term Investments	1.2
Other Assets and Liabilities	0.0
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

Investment Valuation Hierarchy Level Summary

March 31, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$626,411	$617,004	$9,391	$16
Short-Term Investments	7,816	—	7,816	—
Total	$634,227	$617,004	$17,207	$16

♦	For the three-month period ended March 31, 2014, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2014
Assets:
Common Stocks	$16	$—	$—	*	$—	$—	$—	$—	$—	$16
Total	$16	$—	$—		$—	$—	$—	$—	$—	$16

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at March 31, 2014 was zero.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

4

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD SERIES FUND, INC.

Date: May 13, 2014	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 13, 2014	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: May 13, 2014	By:	/s/ Mark A. Annoni
Mark A. Annoni
Vice President, Treasurer and Controller